UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	1,248,858,555	1,349,315,963
0.1%	Other Investment Companies	1,541,798	1,534,900
0.5%	Preferred Stock	4,919,889	6,485,330
—%	Rights	—	—

99.4%	Total Investments	1,255,320,242	1,357,336,193
0.3%	Collateral Invested for Securities on Loan	4,263,210	4,263,210
0.3%	Other Assets and Liabilities, Net		4,286,916

100.0%	Net Assets		1,365,886,319

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Australia 7.3%

Banks 2.3%
Australia & New Zealand Banking Group Ltd.	265,582	7,012,419
Bank of Queensland Ltd.	26,510	223,665
Bendigo & Adelaide Bank Ltd.	45,308	429,178
Commonwealth Bank of Australia	152,613	9,782,800
National Australia Bank Ltd.	219,792	6,111,040
Westpac Banking Corp.	306,654	8,361,487

		31,920,589

Capital Goods 0.1%
CSR Ltd.	113,752	235,569
GWA Group Ltd.	84,350	172,254
Leighton Holdings Ltd.	11,568	195,088

		602,911

Commercial & Professional Services 0.1%
ALS Ltd.	17,352	167,860
Brambles Ltd.	176,548	1,550,471
Downer EDI Ltd.	66,998	240,236

		1,958,567

Consumer Services 0.2%
Aristocrat Leisure Ltd.	29,402	122,623
Crown Ltd.	65,552	807,596
Echo Entertainment Group Ltd.	156,168	441,692
Flight Centre Ltd.	6,748	253,998
Tatts Group Ltd.	130,622	402,001

		2,027,910

Diversified Financials 0.2%
ASX Ltd.	21,690	777,744
Challenger Ltd.	45,308	175,928
IOOF Holdings Ltd.	40,970	326,809
Macquarie Group Ltd.	33,740	1,396,473
Perpetual Ltd.	2,410	100,071

		2,777,025

Energy 0.5%
Caltex Australia Ltd.	5,784	124,661
Energy Resources of Australia Ltd. *	93,990	106,333
New Hope Corp., Ltd.	38,560	143,811
Oil Search Ltd.	149,902	1,188,552
Origin Energy Ltd.	111,488	1,439,796
Paladin Energy Ltd. *	106,040	104,208
Santos Ltd.	86,760	1,088,009
Whitehaven Coal Ltd.	86,702	189,526
Woodside Petroleum Ltd.	58,804	2,029,056
WorleyParsons Ltd.	25,546	507,234

		6,921,186

Food & Staples Retailing 0.6%
Metcash Ltd.	100,738	373,774
Wesfarmers Ltd.	90,134	3,390,962
Wesfarmers Ltd., Price Protected Shares	20,726	794,643
Woolworths Ltd.	109,414	3,461,722

		8,021,101

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	57,840	715,358
Treasury Wine Estates Ltd.	82,575	481,346

		1,196,704

Health Care Equipment & Services 0.1%
Ansell Ltd.	9,640	159,338
Cochlear Ltd.	4,820	298,251
Ramsay Health Care Ltd.	14,460	479,262
Sonic Healthcare Ltd.	45,790	624,713

		1,561,564

Insurance 0.4%
AMP Ltd.	274,785	1,364,671
Insurance Australia Group Ltd.	247,748	1,349,161
QBE Insurance Group Ltd.	93,026	1,427,911
Suncorp Group Ltd.	122,569	1,465,387

		5,607,130

Materials 1.4%
Adelaide Brighton Ltd.	54,466	173,890
Alumina Ltd. *	245,820	243,929
Amcor Ltd.	179,786	1,709,908
Arrium Ltd.	146,528	113,089
BHP Billiton Ltd.	276,668	9,252,108
BlueScope Steel Ltd. *	58,322	294,678
Boral Ltd.	64,588	282,372
DuluxGroup Ltd.	33,258	146,357
Fortescue Metals Group Ltd.	220,274	707,479
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	58,322	628,498

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Incitec Pivot Ltd.	187,016	523,561
James Hardie Industries plc CDI	16,870	161,094
Lynas Corp., Ltd. *	246,302	132,240
Newcrest Mining Ltd.	66,516	925,335
Nufarm Ltd.	24,582	107,470
Orica Ltd.	33,258	716,800
OZ Minerals Ltd.	53,301	206,964
Rio Tinto Ltd.	50,457	2,669,368
Sims Metal Management Ltd.	12,050	112,063

		19,107,203

Media 0.0%
Fairfax Media Ltd.	200,287	119,056
Seven West Media Ltd.	63,142	133,182

		252,238

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	53,502	3,057,184

Real Estate 0.6%
CFS Retail Property Trust Group	286,308	551,741
Commonwealth Property Office Fund	527,332	556,137
Dexus Property Group	594,306	626,770
Goodman Group	46,272	228,027
GPT Group	204,922	764,264
Lend Lease Group	68,003	653,283
Mirvac Group	311,854	500,808
Shopping Centres Australasia Property Group *	21,828	35,263
Stockland	281,970	986,736
Westfield Group	214,008	2,363,675
Westfield Retail Trust	247,748	731,587

		7,998,291

Retailing 0.0%
Harvey Norman Holdings Ltd.	65,070	156,588

Software & Services 0.1%
Computershare Ltd.	61,696	661,900

Telecommunication Services 0.1%
Telstra Corp., Ltd.	354,752	1,612,161

Transportation 0.2%
Asciano Ltd.	97,364	471,406
Aurizon Holdings Ltd.	107,968	445,112
Macquarie Atlas Roads Group	89,652	163,312
Qantas Airways Ltd. *	71,336	109,087
Sydney Airport	23,650	82,762
Toll Holdings Ltd.	26,510	123,270
Transurban Group	214,972	1,426,242

		2,821,191

Utilities 0.1%
AGL Energy Ltd.	70,854	978,210
APA Group	34,222	211,626
Envestra Ltd.	148,456	145,179
SP Ausnet	110,860	128,076

		1,463,091

		99,724,534

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	26,028	845,331
Raiffeisen Bank International AG	5,302	181,405

		1,026,736

Capital Goods 0.0%
Andritz AG	4,633	252,183
Strabag SE	5,302	114,031

		366,214

Energy 0.1%
OMV AG	17,352	803,953

Insurance 0.0%
Vienna Insurance Group AG	4,338	212,232

Materials 0.1%
Voestalpine AG	17,834	594,232

Real Estate 0.0%
Immofinanz AG *	88,744	364,819

Telecommunication Services 0.0%
Telekom Austria AG	35,668	244,441

		3,612,627

Belgium 0.9%

Banks 0.1%
KBC GROEP N.V.	28,203	1,121,753

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	8,676	686,340

Food & Staples Retailing 0.0%
Colruyt S.A.	9,640	492,928
Delhaize Group	2,410	154,138

		647,066

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	74,471	6,865,070

Insurance 0.1%
Ageas	27,176	1,000,779

Materials 0.1%
Solvay S.A.	3,374	487,557
Umicore S.A.	10,604	508,208

		995,765

Media 0.0%
Telenet Group Holding N.V.	7,230	337,276

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	13,978	766,194

Telecommunication Services 0.0%
Belgacom S.A.	18,798	421,222

		12,841,465

Canada 8.1%

Automobiles & Components 0.1%
Magna International, Inc.	23,896	1,598,538

Banks 2.2%
Bank of Montreal	54,316	3,225,169
Bank of Nova Scotia	104,594	5,974,776
Canadian Imperial Bank of Commerce	48,200	3,653,882
National Bank of Canada	10,122	747,141
Royal Bank of Canada	144,600	8,608,425

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Toronto-Dominion Bank	96,400	7,833,812

		30,043,205

Capital Goods 0.1%
Bombardier, Inc., B Shares	192,800	876,745
Finning International, Inc.	24,250	531,668
SNC-Lavalin Group, Inc.	5,302	209,453

		1,617,866

Consumer Services 0.0%
Tim Hortons, Inc.	6,116	326,408

Diversified Financials 0.1%
CI Financial Corp.	21,785	636,129
IGM Financial, Inc.	13,504	634,991

		1,271,120

Energy 2.0%
ARC Resources Ltd.	15,424	428,299
Cameco Corp.	23,136	504,558
Canadian Natural Resources Ltd.	104,188	3,114,904
Canadian Oil Sands Ltd.	48,200	935,972
Cenovus Energy, Inc.	66,281	1,990,578
Crescent Point Energy Corp.	37,983	1,379,596
Enbridge, Inc.	96,400	4,194,386
EnCana Corp.	74,029	1,416,045
Husky Energy, Inc.	48,200	1,365,950
Imperial Oil Ltd.	48,200	1,888,267
MEG Energy Corp. *	6,309	179,342
Pacific Rubiales Energy Corp.	18,534	392,719
Pembina Pipeline Corp.	8,676	272,146
Penn West Petroleum Ltd.	48,200	494,335
Suncor Energy, Inc.	134,349	4,088,120
Talisman Energy, Inc.	96,400	1,131,374
TransCanada Corp.	68,606	3,156,985

		26,933,576

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., B Shares	7,395	414,987
George Weston Ltd.	3,944	318,138
Loblaw Cos. Ltd.	2,465	118,534
Metro, Inc.	964	64,739
Shoppers Drug Mart Corp.	23,957	1,049,560

		1,965,958

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	15,083	739,593

Health Care Equipment & Services 0.1%
Catamaran Corp. *	16,388	806,438

Insurance 0.6%
Fairfax Financial Holdings Ltd.	186	75,341
Great-West Lifeco, Inc. (a)	48,200	1,351,494
Intact Financial Corp.	3,058	181,518
Manulife Financial Corp.	172,106	2,734,247
Power Corp. of Canada	48,200	1,357,090
Power Financial Corp.	48,200	1,454,091
Sun Life Financial, Inc.	48,200	1,415,850

		8,569,631

Materials 1.2%
Agnico Eagle Mines Ltd.	18,827	613,874
Agrium, Inc.	12,818	1,188,848
Barrick Gold Corp.	96,400	2,031,437
Eldorado Gold Corp.	72,300	586,207
First Quantum Minerals Ltd.	49,284	885,019
Franco-Nevada Corp.	19,280	806,979
Goldcorp, Inc.	74,475	2,217,208
Kinross Gold Corp.	96,400	634,241
Potash Corp. of Saskatchewan, Inc.	82,210	3,487,890
Silver Wheaton Corp.	33,317	792,671
Teck Resources Ltd., Class B	52,829	1,415,350
Turquoise Hill Resources Ltd. *	78,084	522,801
Yamana Gold, Inc.	74,715	883,380

		16,065,905

Media 0.2%
Shaw Communications, Inc., B Shares	48,200	1,077,743
Thomson Reuters Corp.	48,200	1,608,921

		2,686,664

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	24,821	2,290,818

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	48,200	1,704,990
Brookfield Office Properties, Inc.	96,400	1,662,085

		3,367,075

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	5,623	453,191

Software & Services 0.1%
CGI Group, Inc., A Shares *	31,445	965,666

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	50,919	711,895

Telecommunication Services 0.2%
BCE, Inc.	48,200	2,172,743
Rogers Communications, Inc., B Shares	13,504	614,085

		2,786,828

Transportation 0.4%
Canadian National Railway Co.	38,577	3,926,937
Canadian Pacific Railway Ltd.	16,179	2,157,722

		6,084,659

Utilities 0.1%
Canadian Utilities Ltd., Class A	8,774	646,112
Fortis, Inc.	22,956	733,180
TransAlta Corp.	25,546	366,055

		1,745,347

		111,030,381

Denmark 1.0%

Banks 0.1%
Danske Bank A/S *	98,810	1,947,672

Capital Goods 0.0%
FLSmidth & Co. A/S	6,748	338,746
Rockwool International A/S, B Shares	1,446	197,306

		536,052

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	13,014	1,239,633

Health Care Equipment & Services 0.1%
Coloplast A/S Class B	14,460	824,411
William Demant Holding A/S *	2,892	230,232

		1,054,643

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, B Shares	41,241	6,627,320
Novozymes A/S, B Shares	27,956	966,522

		7,593,842

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	50	342,775
AP Moller - Maersk A/S, B Shares	70	501,786
DSV A/S	23,618	567,763

		1,412,324

		13,784,166

Finland 0.7%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	13,496	566,877

Capital Goods 0.2%
Kone Oyj, B Shares	19,889	1,756,644
Wartsila Oyj Abp	23,136	1,085,430

		2,842,074

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	5,784	175,483

Insurance 0.2%
Sampo Oyj, A Shares	53,020	2,163,801

Materials 0.1%
Stora Enso Oyj, R Shares	74,228	542,565
UPM-Kymmene Oyj	57,358	618,475

		1,161,040

Technology Hardware & Equipment 0.1%
Nokia Oyj *	360,829	1,235,490

Utilities 0.1%
Fortum Oyj	44,344	833,313

		8,978,078

France 7.9%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	15,054	1,322,387
Peugeot S.A. *	14,942	132,204
Renault S.A.	16,388	1,269,233
Valeo S.A.	7,712	517,228

		3,241,052

Banks 0.7%
BNP Paribas S.A.	100,256	5,889,157
Credit Agricole S.A. *	104,594	989,136
Natixis	32,776	154,619
Societe Generale	67,962	2,718,110

		9,751,022

Capital Goods 1.1%
Alstom S.A.	24,100	909,679
Bouygues S.A.	13,014	347,021
Compagnie de Saint-Gobain	36,150	1,571,362
Eiffage S.A.	1,928	90,777
European Aeronautic Defence & Space Co., N.V.	47,725	2,749,303
Legrand S.A. (a)	18,358	905,165
Rexel S.A.	10,122	229,173
Safran S.A.	19,762	1,052,507
Schneider Electric S.A.	51,098	4,062,119
Thales S.A.	7,230	352,034
Vallourec S.A.	11,568	626,671
Vinci S.A.	42,898	2,206,876
Zodiac Aerospace	3,856	508,983

		15,611,670

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	7,230	837,872
Edenred	19,280	614,552
Societe BIC S.A.	4,084	434,121

		1,886,545

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	5,784	1,061,817
Hermes International	964	343,819
LVMH Moet Hennessy Louis Vuitton S.A.	24,582	4,353,433

		5,759,069

Consumer Services 0.1%
Accor S.A.	21,690	778,654
Sodexo	10,604	902,351

		1,681,005

Diversified Financials 0.1%
Eurazeo	4,320	237,581
Wendel	3,374	372,336

		609,917

Energy 0.8%
CGG *	19,473	482,279
Technip S.A.	10,604	1,180,918
Total S.A.	193,034	9,652,888

		11,316,085

Food & Staples Retailing 0.2%
Carrefour S.A.	59,768	1,767,235
Casino Guichard Perrachon S.A.	6,266	654,531

		2,421,766

Food, Beverage & Tobacco 0.5%
Danone S.A.	58,322	4,288,710
Pernod-Ricard S.A.	23,618	2,837,142

		7,125,852

Health Care Equipment & Services 0.2%
bioMerieux	1,928	184,228
Essilor International S.A.	20,855	2,300,901

		2,485,129

Household & Personal Products 0.3%
L’Oreal S.A.	25,064	4,234,151

Insurance 0.3%
AXA S.A.	164,362	3,329,395

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNP Assurances	12,532	189,132
SCOR SE	13,496	396,255

		3,914,782

Materials 0.4%
Air Liquide S.A.	28,920	3,723,670
Arkema S.A.	4,820	497,489
Eramet	1,446	152,076
Imerys S.A.	3,374	211,136
Lafarge S.A.	18,798	1,348,448

		5,932,819

Media 0.2%
Eutelsat Communications	12,050	374,491
JC Decaux S.A.	5,302	138,390
Lagardere S.C.A. (a)	12,532	321,987
Publicis Groupe	13,014	932,192
SES	32,294	956,132
Societe Television Francaise 1	15,424	175,108

		2,898,300

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	110,378	11,803,045

Real Estate 0.2%
Fonciere Des Regions	3,374	285,756
Gecina S.A.	2,410	294,627
Klepierre	8,676	373,304
Unibail-Rodamco SE	6,748	1,655,068

		2,608,755

Retailing 0.2%
Kering	9,640	2,101,396

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	81,780	769,677

Software & Services 0.1%
AtoS	6,266	457,766
Cap Gemini S.A.	13,978	684,222
Dassault Systemes S.A.	4,820	605,932

		1,747,920

Technology Hardware & Equipment 0.0%
Alcatel-Lucent *	281,970	483,468

Telecommunication Services 0.4%
France Telecom S.A. (a)	181,714	1,847,037
Iliad S.A.	1,928	403,288
Vivendi	127,408	2,504,882

		4,755,207

Transportation 0.1%
Aeroports de Paris	3,856	352,315
Bollore	964	404,225
Groupe Eurotunnel S.A. - Reg’d	40,970	330,264

		1,086,804

Utilities 0.3%
Electricite de France S.A. (a)	28,438	648,291
GDF Suez	125,802	2,567,870
Suez Environnement Co. (a)	36,632	471,570
Veolia Environnement	46,754	582,179

		4,269,910

		108,495,346

Germany 6.8%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	28,438	2,715,893
Continental AG	8,194	1,079,464
Daimler AG - Reg’d	100,365	6,426,908
Volkswagen AG	2,410	515,511

		10,737,776

Banks 0.1%
Commerzbank AG *	87,671	918,063

Capital Goods 0.8%
Brenntag AG	964	146,798
GEA Group AG	20,726	755,597
Hochtief AG	6,266	441,362
MAN SE	12,532	1,390,432
Siemens AG - Reg’d	78,235	8,274,646

		11,008,835

Commercial & Professional Services 0.0%
Bilfinger SE	3,374	354,189

Consumer Durables & Apparel 0.2%
Adidas AG	23,136	2,521,376
Puma SE	964	278,916

		2,800,292

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	96,725	4,522,203
Deutsche Boerse AG	21,690	1,399,609

		5,921,812

Food & Staples Retailing 0.0%
Metro AG	19,280	657,904

Food, Beverage & Tobacco 0.0%
Suedzucker AG	5,784	196,022

Health Care Equipment & Services 0.2%
Celesio AG	8,194	169,380
Fresenius Medical Care AG & Co. KGaA	22,654	1,538,442
Fresenius SE & Co. KGaA	13,496	1,600,060

		3,307,882

Household & Personal Products 0.1%
Beiersdorf AG	7,712	694,935
Henkel AG & Co. KGaA	13,978	1,143,087

		1,838,022

Insurance 0.8%
Allianz SE - Reg’d	39,042	6,059,162
Hannover Rueckversicherung SE - Reg’d	6,266	473,601
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	19,762	3,704,711

		10,237,474

Materials 1.2%
BASF SE	90,134	8,787,891
Fuchs Petrolub AG	2,410	177,969
HeidelbergCement AG	20,244	1,534,557
K+S AG	19,288	812,660
Lanxess AG	7,712	575,398
Linde AG	14,460	2,774,481
Salzgitter AG	4,820	183,404
ThyssenKrupp AG *	38,560	772,344

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wacker Chemie AG	1,928	142,525

		15,761,229

Media 0.1%
Axel Springer AG	5,784	253,742
Kabel Deutschland Holding AG	7,230	682,142

		935,884

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	83,386	8,957,777
Merck KGaA	6,266	992,760
QIAGEN N.V. *	22,654	424,833

		10,375,370

Retailing 0.0%
Fielmann AG	1,446	150,877

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	112,306	953,343

Software & Services 0.5%
SAP AG	86,492	6,504,793
Software AG	3,374	116,248
United Internet AG - Reg’d	9,400	267,769

		6,888,810

Telecommunication Services 0.2%
Deutsche Telekom AG - Reg’d	274,481	3,143,918

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d *	21,690	467,473
Deutsche Post AG - Reg’d	84,832	2,150,471
Fraport AG	4,338	255,803

		2,873,747

Utilities 0.3%
E.ON SE	163,179	2,761,928
RWE AG	47,718	1,636,044

		4,397,972

		93,459,421

Greece 0.1%

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co. S.A. ADR *	15,424	410,741

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	339,947

		750,688

Hong Kong 3.3%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	394,157

Banks 0.3%
BOC Hong Kong Holdings Ltd.	482,000	1,608,157
Dah Sing Banking Group Ltd.	224,160	278,655
Hang Seng Bank Ltd.	96,400	1,552,275
The Bank of East Asia Ltd.	114,000	446,437
Wing Hang Bank Ltd.	24,000	230,484

		4,116,008

Capital Goods 0.4%
Hopewell Holdings Ltd.	241,000	870,826
Hutchison Whampoa Ltd.	218,000	2,322,435
Jardine Matheson Holdings Ltd.	15,800	1,038,060
Jardine Strategic Holdings Ltd.	20,000	802,200
Johnson Electric Holdings Ltd.	496,000	325,862
Shun Tak Holdings Ltd.	178,000	95,618

		5,455,001

Consumer Durables & Apparel 0.1%
Prada S.p.A.	31,200	300,835
Techtronic Industries Co., Ltd.	241,000	625,567
Yue Yuen Industrial Holdings Ltd.	40,000	116,968

		1,043,370

Consumer Services 0.3%
China Travel International Investment Hong Kong Ltd.	964,000	188,757
Galaxy Entertainment Group Ltd. *	153,000	800,201
Melco International Development Ltd.	81,000	178,219
Sands China Ltd.	241,900	1,283,851
Shangri-La Asia Ltd.	250,000	463,106
SJM Holdings Ltd.	149,000	406,915
Wynn Macau Ltd. *	80,000	237,543

		3,558,592

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	132,000	2,224,146

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,268,000	243,381

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	241,000	342,121

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	74,000	257,858
Tingyi Cayman Islands Holding Corp.	178,000	458,139
Want Want China Holdings Ltd.	701,000	1,036,672

		1,752,669

Insurance 0.4%
AIA Group Ltd.	1,181,000	5,256,293

Materials 0.0%
Huabao International Holdings Ltd. (a)	175,000	76,873
United Co. RUSAL plc *(a)	389,000	185,911

		262,784

Media 0.0%
Television Broadcasts Ltd.	24,000	174,525

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	109,000	1,541,738
Hang Lung Group Ltd.	50,000	274,063
Hang Lung Properties Ltd.	175,000	615,435
Henderson Land Development Co., Ltd.	70,000	493,250
Hongkong Land Holdings Ltd.	134,000	931,300
Hutchison Harbour Ring Ltd.	1,162,000	91,310
Hysan Development Co., Ltd.	31,000	138,172
Kerry Properties Ltd.	65,500	265,787
New World Development Co., Ltd.	482,000	769,928
Sino Land Co., Ltd.	225,000	335,639
Sun Hung Kai Properties Ltd.	135,000	1,794,713

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swire Pacific Ltd., Class A	72,000	915,443
Swire Properties Ltd.	192,800	603,524
The Link REIT	241,000	1,246,477
Wharf Holdings Ltd.	114,000	1,014,763
Wheelock & Co., Ltd.	120,000	672,438

		11,703,980

Retailing 0.1%
Esprit Holdings Ltd. (a)	157,600	241,593
Li & Fung Ltd.	694,000	969,104
Lifestyle International Holdings Ltd.	241,000	536,466

		1,747,163

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	48,200	573,721

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	385,866
Foxconn International Holdings Ltd. *	191,000	108,506
VTech Holdings Ltd. (a)	38,900	573,267

		1,067,639

Telecommunication Services 0.0%
PCCW Ltd.	482,000	229,116

Transportation 0.1%
Cathay Pacific Airways Ltd.	62,000	115,649
Hopewell Highway Infrastructure Ltd. (a)	723,000	353,918
MTR Corp., Ltd.	150,000	593,214

		1,062,781

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	500,850
CLP Holdings Ltd.	124,500	1,051,293
Hong Kong & China Gas Co., Ltd.	483,000	1,368,836
Power Assets Holdings Ltd.	142,500	1,254,686

		4,175,665

		45,383,112

Ireland 0.2%

Banks 0.0%
The Governor & Co. of the Bank of Ireland *	2,642,810	633,640

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	14,942	846,243

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	67,480	826,441

Transportation 0.0%
Ryanair Holdings plc	11,021	97,840

		2,404,164

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M. *	109,896	510,909
Bank Leumi Le-Israel *	93,990	329,057
First International Bank of Israel Ltd. *	13,014	198,738
Israel Discount Bank Ltd., A Shares *	88,212	148,084
Mizrahi Tefahot Bank Ltd. *	10,604	109,852

		1,296,640

Energy 0.0%
Delek Group Ltd.	482	124,766

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	6,266	125,295

Materials 0.1%
Israel Chemicals Ltd.	49,164	548,449
The Israel Corp., Ltd. *	196	121,158

		669,607

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	91,248	3,498,468

Real Estate 0.0%
Azrieli Group	3,856	110,671
Gazit-Globe Ltd.	7,230	97,588

		208,259

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	2,892	162,091

Software & Services 0.0%
NICE Systems Ltd.	4,820	177,230

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	178,340	229,368

		6,491,724

Italy 1.9%

Automobiles & Components 0.1%
Fiat S.p.A. *	62,660	497,395
Pirelli & C. S.p.A.	43,862	508,480

		1,005,875

Banks 0.4%
Banca Monte dei Paschi di Siena S.p.A. *	482,000	150,234
Banco Popolare Societa Cooperativa *	144,600	215,887
Intesa Sanpaolo S.p.A.	1,170,296	2,212,870
UniCredit S.p.A.	419,543	2,389,139
Unione di Banche Italiane S.c.p.A.	67,962	307,043

		5,275,173

Capital Goods 0.1%
Fiat Industrial S.p.A.	85,314	982,940
Prysmian S.p.A.	13,186	282,824

		1,265,764

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	13,014	675,658

Consumer Services 0.0%
Autogrill S.p.A. *	22,172	291,947

Diversified Financials 0.0%
EXOR S.p.A.	9,158	292,090
Mediobanca S.p.A.	56,394	374,204

		666,294

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.5%
Eni S.p.A.	241,964	5,487,743
Saipem S.p.A.	28,920	776,217
Tenaris S.A.	44,344	940,781

		7,204,741

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	113,270	350,847

Insurance 0.2%
Assicurazioni Generali S.p.A.	118,572	2,220,521

Materials 0.0%
Buzzi Unicem S.p.A.	7,712	128,533

Media 0.0%
Mediaset S.p.A. *	80,012	251,980

Telecommunication Services 0.1%
Telecom Italia S.p.A.	968,820	752,099
Telecom Italia S.p.A. - RSP	624,672	386,815

		1,138,914

Transportation 0.1%
Atlantia S.p.A.	48,836	832,915

Utilities 0.3%
Enel Green Power S.p.A.	48,682	104,796
Enel S.p.A.	736,496	2,785,227
Snam S.p.A.	164,362	780,054
Terna-Rete Elettrica Nazionale S.p.A.	150,866	669,077

		4,339,154

		25,648,316

Japan 19.6%

Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	10,900	403,724
Bridgestone Corp.	59,200	1,975,776
Daihatsu Motor Co., Ltd.	11,000	236,831
Denso Corp.	48,200	2,045,427
Fuji Heavy Industries Ltd.	51,000	1,186,422
Honda Motor Co., Ltd.	162,500	6,163,654
Isuzu Motors Ltd.	96,000	736,816
Koito Manufacturing Co., Ltd.	7,000	130,121
Mazda Motor Corp. *	224,000	896,222
Mitsubishi Motors Corp. *	964,000	1,517,960
NGK Spark Plug Co., Ltd.	14,000	249,983
NHK Spring Co., Ltd.	5,000	57,688
Nissan Motor Co., Ltd.	241,000	2,661,203
Nok Corp.	48,200	788,098
Stanley Electric Co., Ltd.	9,700	180,791
Sumitomo Rubber Industries Ltd.	48,200	772,346
Suzuki Motor Corp.	48,200	1,197,661
The Yokohama Rubber Co., Ltd.	18,000	184,323
Toyoda Gosei Co., Ltd.	4,700	115,481
Toyota Industries Corp.	11,300	452,671
Toyota Motor Corp.	261,170	15,544,756
Yamaha Motor Co., Ltd.	48,200	769,004

		38,266,958

Banks 2.1%
Aozora Bank Ltd.	297,000	867,690
Fukuoka Financial Group, Inc.	107,000	440,822
Hokuhoku Financial Group, Inc.	482,000	964,239
Mitsubishi UFJ Financial Group, Inc.	1,406,300	8,286,690
Mizuho Financial Group, Inc.	2,410,000	4,654,122
North Pacific Bank Ltd.	96,400	319,822
Resona Holdings, Inc.	241,000	1,102,669
Senshu Ikeda Holdings, Inc.	66,680	328,200
Seven Bank Ltd.	48,200	173,754
Shinsei Bank Ltd.	492,000	1,188,888
Sumitomo Mitsui Financial Group, Inc.	127,600	5,124,219
Sumitomo Mitsui Trust Holdings, Inc.	374,000	1,585,264
Suruga Bank Ltd.	15,000	227,878
The 77 Bank Ltd.	28,000	119,792
The Awa Bank Ltd.	39,000	200,456
The Bank of Kyoto Ltd.	23,000	188,373
The Bank of Yokohama Ltd.	162,000	805,387
The Chiba Bank Ltd.	45,000	284,773
The Chugoku Bank Ltd.	10,000	137,757
The Gunma Bank Ltd.	29,000	146,185
The Hachijuni Bank Ltd.	31,000	160,564
The Hiroshima Bank Ltd.	38,000	155,801
The Iyo Bank Ltd.	19,000	164,645
The Joyo Bank Ltd.	37,000	185,412
The Juroku Bank Ltd.	20,000	72,691
The Shizuoka Bank Ltd.	35,000	367,418
Yamaguchi Financial Group, Inc.	9,000	78,881

		28,332,392

Capital Goods 2.7%
Amada Co., Ltd.	21,000	147,244
Asahi Glass Co., Ltd.	56,000	407,071
COMSYS Holdings Corp.	48,200	596,205
Daikin Industries Ltd.	48,200	2,148,057
FANUC Corp.	19,690	2,971,781
Furukawa Electric Co., Ltd.	46,000	114,801
GS Yuasa Corp.	19,000	86,744
Hino Motors Ltd.	14,000	205,338
Hitachi Construction Machinery Co., Ltd.	5,500	131,924
IHI Corp.	482,000	1,809,141
ITOCHU Corp.	96,400	1,222,960
JGC Corp.	13,000	440,307
JTEKT Corp.	48,200	538,924
Kajima Corp.	39,000	115,870
Kawasaki Heavy Industries Ltd.	302,000	1,043,803
Keihan Electric Railway Co., Ltd.	80,000	313,741
Komatsu Ltd.	79,400	2,053,116
Kubota Corp.	87,000	1,292,399
LIXIL Group Corp.	48,200	1,165,679
Makita Corp.	20,400	1,113,186
Marubeni Corp.	103,000	728,319
Mitsubishi Corp.	144,600	2,557,619
Mitsubishi Electric Corp.	178,000	1,722,268
Mitsubishi Heavy Industries Ltd.	482,000	3,016,826
Mitsui & Co., Ltd.	144,600	1,848,761
Nabtesco Corp.	4,900	102,683
NGK Insulators Ltd.	19,000	244,615
Nidec Corp.	4,900	335,806
NSK Ltd.	28,000	267,036
NTN Corp. *	32,000	99,510
Obayashi Corp.	41,000	200,584
Shimizu Corp.	37,000	131,914

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SMC Corp.	4,000	779,995
Sojitz Corp.	241,000	424,838
Sumitomo Corp.	144,600	1,843,032
Sumitomo Electric Industries Ltd.	96,400	1,182,863
Sumitomo Heavy Industries Ltd.	25,000	107,700
Taisei Corp.	60,000	190,740
THK Co., Ltd.	48,200	1,050,161
TOTO Ltd.	17,000	178,460
Toyota Tsusho Corp.	48,200	1,305,541
Ushio, Inc.	48,200	604,797

		36,842,359

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	20,000	173,310
Secom Co., Ltd.	48,200	2,467,878
Toppan Printing Co., Ltd.	33,000	218,639

		2,859,827

Consumer Durables & Apparel 0.7%
Asics Corp.	8,200	127,822
Haseko Corp. *	251,000	335,578
NAMCO BANDAI Holdings, Inc.	48,200	788,098
Nikon Corp.	48,200	1,290,743
Panasonic Corp. *	269,200	2,103,479
Sega Sammy Holdings, Inc.	48,200	1,163,769
Sekisui Chemical Co., Ltd.	21,000	212,548
Sekisui House Ltd.	37,000	486,982
Sharp Corp. *	75,000	353,553
Shimano, Inc.	4,900	380,936
Sony Corp.	107,400	2,179,377
Sumitomo Forestry Co., Ltd.	48,200	569,473

		9,992,358

Consumer Services 0.1%
Benesse Holdings, Inc.	4,700	173,384
Oriental Land Co., Ltd.	4,100	559,525

		732,909

Diversified Financials 0.5%
Credit Saison Co., Ltd.	48,200	1,154,700
Daiwa Securities Group, Inc.	160,000	1,359,545
Mitsubishi UFJ Lease & Finance Co., Ltd.	96,400	448,705
Nomura Holdings, Inc.	361,500	2,824,694
ORIX Corp.	96,400	1,316,520
SBI Holdings, Inc.	14,200	182,536

		7,286,700

Energy 0.2%
Cosmo Oil Co., Ltd. *	125,000	227,779
Idemitsu Kosan Co., Ltd.	1,000	81,802
Inpex Corp.	235	1,017,034
JX Holdings, Inc.	233,700	1,157,217
Showa Shell Sekiyu K.K.	48,200	386,173
TonenGeneral Sekiyu K.K.	19,000	187,789

		3,057,794

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	96,400	1,134,174
FamilyMart Co., Ltd.	5,500	223,595
Lawson, Inc.	5,600	407,071
Seven & i Holdings Co., Ltd.	96,400	3,346,194
UNY Group Holdings Co., Ltd.	50,600	337,250

		5,448,284

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	52,000	720,456
Asahi Group Holdings Ltd.	48,200	1,166,633
Japan Tobacco, Inc.	104,400	3,577,361
Kagome Co., Ltd.	48,200	812,443
Kewpie Corp.	48,200	677,354
Kikkoman Corp.	11,000	181,490
Kirin Holdings Co., Ltd.	85,000	1,395,692
MEIJI Holdings Co., Ltd.	5,100	225,264
Nippon Meat Packers, Inc.	15,000	213,469
Nisshin Seifun Group, Inc.	13,500	153,350
Nissin Foods Holdings Co., Ltd.	6,000	231,740
Sapporo Holdings Ltd.	52,000	189,512
Toyo Suisan Kaisha Ltd.	7,000	226,343
Yakult Honsha Co., Ltd.	13,000	558,108
Yamazaki Baking Co., Ltd.	20,000	231,741

		10,560,956

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	2,600	136,212
M3, Inc.	96	208,495
Medipal Holdings Corp.	14,400	192,951
Miraca Holdings, Inc.	5,200	225,818
Olympus Corp. *	22,300	680,208
Suzuken Co., Ltd.	3,400	108,423
Sysmex Corp.	10,000	660,559
Terumo Corp.	18,500	932,558

		3,145,224

Household & Personal Products 0.2%
Kao Corp.	48,200	1,517,960
Lion Corp.	30,000	167,566
Shiseido Co., Ltd.	48,200	690,242
Unicharm Corp.	8,600	483,764

		2,859,532

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	48,200	1,220,574
NKSJ Holdings, Inc.	21,000	482,704
Sony Financial Holdings, Inc.	31,300	468,376
T&D Holdings, Inc.	96,400	1,201,002
The Dai-ichi Life Insurance Co., Ltd.	964	1,341,342
Tokio Marine Holdings, Inc.	73,400	2,177,103

		6,891,101

Materials 1.4%
Air Water, Inc.	9,000	127,635
Asahi Kasei Corp.	120,000	822,382
Daicel Corp.	19,000	154,296
DIC Corp.	45,000	106,066
Hitachi Chemical Co., Ltd.	48,200	768,527
JFE Holdings, Inc.	51,300	1,089,760
JSR Corp.	48,200	950,873
Kaneka Corp.	19,000	116,662
Kansai Paint Co., Ltd.	17,000	223,917
Kobe Steel Ltd. *	482,000	653,964
Kuraray Co. Ltd.	48,200	696,925
Maruichi Steel Tube Ltd.	4,600	114,710
Mitsubishi Chemical Holdings Corp.	241,000	1,167,111
Mitsubishi Gas Chemical Co., Inc.	31,000	225,036
Mitsubishi Materials Corp.	91,000	296,499

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsui Chemicals, Inc.	65,000	149,344
Nippon Kayaku Co., Ltd.	10,000	116,266
Nippon Paint Co., Ltd.	15,000	153,008
Nippon Paper Industries Co., Ltd. *	10,500	131,126
Nippon Steel & Sumitomo Metal Corp.	819,000	2,108,839
Nissan Chemical Industries Ltd.	11,200	139,092
Nitto Denko Corp.	20,100	1,218,242
Oji Holdings Corp.	66,000	233,998
Shin-Etsu Chemical Co., Ltd.	48,200	3,088,428
Showa Denko K.K.	482,000	749,433
Sumitomo Chemical Co., Ltd.	89,000	288,220
Sumitomo Metal Mining Co., Ltd.	37,000	477,821
Sumitomo Osaka Cement Co., Ltd.	37,000	110,661
Taiheiyo Cement Corp.	84,000	247,071
Taiyo Nippon Sanso Corp.	18,000	127,636
Teijin Ltd.	66,000	152,949
Toray Industries, Inc.	185,000	1,289,824
Tosoh Corp.	37,000	124,585
Toyo Seikan Group Holdings Ltd.	13,000	187,195
Zeon Corp.	12,000	121,456

		18,729,557

Media 0.1%
Dentsu, Inc.	28,400	878,930
Hakuhodo DY Holdings, Inc.	9,640	641,553
Toho Co., Ltd.	6,800	119,737

		1,640,220

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	48,200	2,496,519
Chugai Pharmaceutical Co., Ltd.	48,200	976,172
Daiichi Sankyo Co., Ltd.	48,200	803,373
Dainippon Sumitomo Pharma Co., Ltd.	48,200	675,922
Eisai Co., Ltd.	48,200	1,861,649
Hisamitsu Pharmaceutical Co., Inc.	4,800	236,257
Kyowa Hakko Kirin Co., Ltd.	10,000	112,899
Mitsubishi Tanabe Pharma Corp.	9,800	125,588
Ono Pharmaceutical Co., Ltd.	5,200	361,515
Otsuka Holdings Co., Ltd.	48,200	1,544,214
Santen Pharmaceutical Co., Ltd.	4,800	192,523
Shionogi & Co., Ltd.	48,200	914,117
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	175,608
Takeda Pharmaceutical Co., Ltd.	63,700	2,838,821
Tsumura & Co.	3,900	111,776

		13,426,953

Real Estate 0.8%
Aeon Mall Co., Ltd.	7,500	200,025
Daito Trust Construction Co., Ltd.	6,900	647,804
Daiwa House Industry Co., Ltd.	47,000	898,807
Hulic Co., Ltd.	18,800	161,050
Mitsubishi Estate Co., Ltd.	111,711	2,817,805
Mitsui Fudosan Co., Ltd.	87,000	2,466,759
Nomura Real Estate Holdings, Inc.	6,500	147,026
NTT Urban Development Corp.	482	565,177
Sumitomo Real Estate Sales Co., Ltd.	4,820	276,861
Sumitomo Realty & Development Co., Ltd.	42,000	1,645,061
Tokyo Tatemono Co., Ltd.	70,000	543,501
Tokyu Land Corp.	32,000	298,846

		10,668,722

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	114,219
Fast Retailing Co., Ltd.	5,500	1,900,966
Isetan Mitsukoshi Holdings Ltd.	96,400	1,218,187
J Front Retailing Co., Ltd.	34,000	237,722
Komeri Co., Ltd.	4,500	116,672
Marui Group Co., Ltd.	48,200	456,343
Nitori Holdings Co., Ltd.	1,500	118,099
Point, Inc.	4,820	214,806
Sanrio Co., Ltd.	3,700	179,000
Takashimaya Co., Ltd.	15,000	142,312
USS Co., Ltd.	4,820	561,836
Yamada Denki Co., Ltd.	19,280	736,067

		5,996,229

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	13,000	203,030
Disco Corp.	2,000	133,895
Rohm Co., Ltd.	6,500	241,396
Sumco Corp.	7,600	94,308
Tokyo Electron Ltd.	19,400	979,847

		1,652,476

Software & Services 0.3%
DeNA Co., Ltd.	7,700	163,036
KONAMI Corp.	24,500	603,189
Nintendo Co., Ltd.	7,700	767,903
Nomura Research Institute Ltd.	48,200	1,401,010
NTT Data Corp.	100	342,164
Trend Micro, Inc.	4,400	136,390
Yahoo! Japan Corp.	1,446	663,034

		4,076,726

Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	48,200	342,257
Brother Industries Ltd.	48,200	565,655
Canon, Inc.	114,700	4,009,814
FUJIFILM Holdings Corp.	48,200	1,024,384
Fujitsu Ltd.	240,000	1,010,151
Hamamatsu Photonics K.K.	2,100	70,711
Hirose Electric Co., Ltd.	1,500	196,534
Hitachi Ltd.	482,000	3,341,421
Hoya Corp.	48,200	976,650
Ibiden Co., Ltd.	6,600	105,626
Keyence Corp.	4,000	1,239,911
Konica Minolta, Inc.	18,000	131,557
Kyocera Corp.	17,500	1,750,433
Murata Manufacturing Co., Ltd.	27,200	2,090,339
NEC Corp.	212,000	501,788
OMRON Corp.	48,200	1,446,358
Ricoh Co., Ltd.	48,000	575,192
Seiko Epson Corp.	10,800	137,440
TDK Corp.	8,300	323,862
Toshiba Corp.	433,000	2,092,637
Yaskawa Electric Corp.	14,000	174,558
Yokogawa Electric Corp.	10,000	121,119

		22,228,397

Telecommunication Services 0.9%
KDDI Corp.	53,100	2,424,273

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nippon Telegraph & Telephone Corp.	48,200	2,410,597
NTT DoCoMo, Inc.	1,546	2,293,546
SOFTBANK Corp.	86,100	4,408,388

		11,536,804

Transportation 1.0%
ANA Holdings, Inc. (a)	482,000	1,016,747
Central Japan Railway Co.	15,200	1,685,962
East Japan Railway Co.	48,200	3,618,282
Hankyu Hanshin Holdings, Inc.	69,000	369,002
Japan Airlines Co., Ltd.	4,670	241,420
Keikyu Corp.	26,000	223,501
Keio Corp.	28,000	188,007
Kintetsu Corp.	132,000	549,047
Mitsubishi Logistics Corp.	6,000	83,486
Mitsui OSK Lines Ltd. *	86,000	314,276
Nippon Express Co., Ltd.	33,000	149,354
Nippon Yusen KK	120,000	316,118
Odakyu Electric Railway Co., Ltd.	30,000	294,132
Tobu Railway Co., Ltd.	89,000	465,382
Tokyu Corp.	192,000	1,203,625
West Japan Railway Co.	48,200	2,016,786
Yamato Holdings Co., Ltd.	48,200	897,887

		13,633,014

Utilities 0.6%
Chubu Electric Power Co., Inc.	96,400	1,259,238
Electric Power Development Co., Ltd.	11,000	349,691
Hokkaido Electric Power Co., Inc. *	16,500	218,475
Hokuriku Electric Power Co.	16,700	228,731
Kyushu Electric Power Co., Inc. *	48,200	667,807
Osaka Gas Co., Ltd.	138,000	560,337
Shikoku Electric Power Co., Inc. *	12,200	201,289
The Chugoku Electric Power Co., Inc.	48,800	669,837
The Kansai Electric Power Co., Inc. *	96,400	1,149,449
Toho Gas Co., Ltd.	45,000	237,534
Tohoku Electric Power Co., Inc. *	48,200	572,338
Tokyo Electric Power Co., Inc. *	144,600	883,567
Tokyo Gas Co., Ltd.	197,000	1,063,283

		8,061,576

		267,927,068

Netherlands 2.2%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	3,856	152,845
Koninklijke Philips N.V.	107,004	3,036,336

		3,189,181

Commercial & Professional Services 0.1%
Randstad Holding N.V.	13,978	597,811

Diversified Financials 0.2%
ING Groep N.V. CVA *	350,414	3,284,315

Energy 0.1%
Fugro N.V. CVA	8,194	486,317
SBM Offshore N.V. *	17,480	320,895

		807,212

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	115,680	1,877,764

Food, Beverage & Tobacco 0.7%
DE Master Blenders 1753 N.V. *	74,710	1,172,056
Heineken Holding N.V.	10,604	627,152
Heineken N.V.	26,510	1,848,061
Unilever N.V. CVA	147,974	6,047,602

		9,694,871

Insurance 0.1%
AEGON N.V.	194,246	1,324,167

Materials 0.3%
Akzo Nobel N.V.	22,172	1,416,200
ArcelorMittal	95,436	1,224,482
Koninklijke DSM N.V.	17,834	1,169,973

		3,810,655

Media 0.1%
Reed Elsevier N.V.	66,998	1,100,997
Wolters Kluwer N.V.	28,920	632,668

		1,733,665

Real Estate 0.0%
Corio N.V.	7,781	348,106

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	28,106	2,340,695

Technology Hardware & Equipment 0.0%
Gemalto N.V.	5,140	430,329

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	211,116	407,673
Ziggo N.V.	9,640	348,567

		756,240

Transportation 0.0%
Koninklijke Vopak N.V.	2,410	145,236
TNT Express N.V.	43,380	333,556

		478,792

		30,673,803

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	89,652	299,537

Materials 0.0%
Fletcher Building Ltd.	37,114	247,708

Real Estate 0.0%
Kiwi Income Property Trust	245,820	235,220

Telecommunication Services 0.0%
Chorus Ltd.	44,826	89,003
Telecom Corp. of New Zealand Ltd.	191,836	353,361

		442,364

Transportation 0.1%
Auckland International Airport Ltd.	279,560	670,992

		1,895,821

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 0.7%

Banks 0.1%
DnB A.S.A.	111,824	1,813,557

Energy 0.3%
Aker Solutions A.S.A.	10,122	149,712
Seadrill Ltd.	33,740	1,378,161
Statoil A.S.A.	115,680	2,627,907
Subsea 7 S.A.	19,762	436,846

		4,592,626

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	96,400	813,236

Insurance 0.0%
Gjensidige Forsikring A.S.A.	9,640	145,776

Materials 0.1%
Norsk Hydro A.S.A.	80,976	367,769
Yara International A.S.A.	22,172	991,542

		1,359,311

Telecommunication Services 0.1%
Telenor A.S.A.	62,178	1,307,910

		10,032,416

Portugal 0.2%

Energy 0.0%
Galp Energia, SGPS, S.A.	23,136	379,301

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	32,776	697,271

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	54,948	233,577

Utilities 0.1%
EDP - Energias de Portugal S.A.	244,374	785,121

		2,095,270

Republic of Korea 4.0%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	7,937	370,960
Hyundai Mobis	7,816	1,971,816
Hyundai Motor Co.	13,795	2,594,881
Hyundai Wia Corp.	2,062	302,081
Kia Motors Corp.	26,068	1,368,357
Mando Corp.	1,575	138,023

		6,746,118

Banks 0.4%
BS Financial Group, Inc.	4,800	66,708
DGB Financial Group, Inc.	1,200	18,005
Hana Financial Group, Inc.	20,600	696,574
KB Financial Group, Inc. ADR	48,200	1,573,730
Shinhan Financial Group Co., Ltd. ADR	57,004	2,028,202
Woori Finance Holdings Co., Ltd.	31,050	328,448

		4,711,667

Capital Goods 0.4%
CJ Corp.	1,000	111,091
Daelim Industrial Co., Ltd.	1,800	151,368
Daewoo International Corp.	5,027	161,975
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,930	112,373
Doosan Corp.	1,746	219,467
Doosan Heavy Industries & Construction Co., Ltd.	2,150	89,544
Hyundai Development Co.	4,000	95,601
Hyundai Engineering & Construction Co., Ltd.	5,409	293,983
Hyundai Heavy Industries Co., Ltd.	5,447	954,683
KCC Corp.	300	91,219
LG Corp.	5,536	344,499
LG Hausys Ltd.	1,709	158,843
LS Corp.	1,683	105,476
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	13,827	751,507
Samsung Engineering Co., Ltd.	3,352	283,957
Samsung Heavy Industries Co., Ltd.	17,240	504,366
Samsung Techwin Co., Ltd.	3,201	192,111
SK Holdings Co., Ltd.	3,220	507,356

		5,129,419

Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	4,500	221,076
LG Electronics, Inc.	6,330	454,985

		676,061

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	228,550

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	20,008	197,477
Hyundai Securities Co., Ltd.	9,000	62,140
Korea Investment Holdings Co., Ltd.	2,650	105,559
Samsung Card Co., Ltd.	2,960	98,387
Samsung Securities Co., Ltd.	8,799	398,786
Woori Investment & Securities Co., Ltd.	24,960	276,180

		1,138,529

Energy 0.1%
GS Holdings	2,180	107,099
S-Oil Corp.	5,866	454,866
SK Innovation Co., Ltd.	5,855	774,827

		1,336,792

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	1,147	201,540

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	131,008
KT&G Corp.	13,630	960,386
Lotte Chilsung Beverage Co., Ltd.	55	73,515
Lotte Confectionery Co., Ltd.	50	77,454
NongShim Co., Ltd.	270	69,908
ORION Corp.	464	446,873

		1,759,144

Household & Personal Products 0.1%
Amorepacific Corp.	203	165,678
AMOREPACIFIC Group	700	241,347
LG Household & Health Care Ltd.	1,120	618,642

		1,025,667

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,650	161,547
Hanwha Life Insurance Co., Ltd.	20,000	123,750
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	172,878
Samsung Fire & Marine Insurance Co., Ltd.	4,570	926,379
Samsung Life Insurance Co., Ltd.	8,602	803,320

		2,187,874

Materials 0.4%
Cheil Industries, Inc.	3,550	288,475
Hanwha Chemical Corp.	5,040	80,527
Hanwha Corp.	7,380	207,087
Hyundai Steel Co.	6,037	385,295
Korea Zinc Co., Ltd.	1,111	321,587
Kumho Petro Chemical Co., Ltd.	1,158	97,790
LG Chem Ltd.	3,825	926,031
Lotte Chemical Corp.	1,026	150,308
OCI Co., Ltd.	1,468	192,320
POSCO ADR	37,784	2,669,440

		5,318,860

Media 0.0%
Cheil Worldwide, Inc. *	10,000	235,018

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	12,220	406,720
Yuhan Corp.	434	71,264

		477,984

Retailing 0.1%
Hyundai Department Store Co., Ltd.	2,016	281,958
Lotte Shopping Co., Ltd.	1,388	449,070

		731,028

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd. GDR - Reg’d	20,726	14,010,776
SK Hynix, Inc. *	56,400	1,607,577

		15,618,353

Software & Services 0.1%
Daum Communications Corp.	1,876	141,651
NCsoft Corp.	1,400	194,565
NHN Corp.	4,190	1,131,229
SK C&C Co. Ltd.	2,800	254,050

		1,721,495

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	48,200	661,304
Samsung Electro-Mechanics Co., Ltd.	8,664	757,726
Samsung SDI Co., Ltd.	2,800	355,670

		1,774,700

Telecommunication Services 0.1%
KT Corp. ADR	33,258	560,730
LG Uplus Corp. *	12,400	128,423
SK Telecom Co., Ltd. ADR	48,200	978,460

		1,667,613

Transportation 0.0%
CJ Korea Express Co., Ltd. *	1,164	106,127
Hanjin Shipping Co., Ltd. *	9,500	65,256
Hyundai Glovis Co., Ltd.	2,135	350,573
Korean Air Lines Co., Ltd. *	2,299	75,094

		597,050

Utilities 0.1%
Korea Electric Power Corp. ADR	48,200	567,796
Korea Gas Corp.	3,115	153,310

		721,106

		54,004,568

Singapore 1.5%

Banks 0.4%
DBS Group Holdings Ltd.	101,000	1,370,466
Oversea-Chinese Banking Corp., Ltd.	319,000	2,605,677
United Overseas Bank Ltd.	60,000	1,016,250

		4,992,393

Capital Goods 0.3%
Keppel Corp., Ltd.	75,000	623,888
Noble Group Ltd.	532,181	437,645
SembCorp Industries Ltd.	27,000	103,973
SembCorp Marine Ltd. (a)	50,000	171,589
Singapore Technologies Engineering Ltd.	482,000	1,558,835
Yangzijiang Shipbuilding Holdings Ltd.	529,000	368,102

		3,264,032

Consumer Services 0.1%
Genting Singapore plc	482,000	552,643

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	154,772	214,171

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	964,000	438,303
Indofood Agri Resources Ltd. (a)	100,000	79,468
Wilmar International Ltd.	266,000	685,692

		1,203,463

Media 0.0%
Singapore Press Holdings Ltd. (a)	99,000	334,266

Real Estate 0.3%
CapitaCommercial Trust	482,000	579,322
Capitaland Ltd.	482,000	1,318,721
CapitaMall Trust	482,000	819,436
City Developments Ltd.	21,000	179,006
Global Logistic Properties Ltd.	65,000	144,941
Keppel Land Ltd.	33,000	97,331
Wing Tai Holdings Ltd.	554,000	928,700
Yanlord Land Group Ltd.	355,000	400,012

		4,467,469

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	10,000	369,668

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	133,128

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	964,000	2,858,498

Transportation 0.1%
ComfortDelGro Corp., Ltd.	482,000	726,059

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hutchison Port Holdings Trust	95,000	75,050
Neptune Orient Lines Ltd. *(a)	509,000	444,744
Singapore Post Ltd.	482,000	499,284

		1,745,137

		20,134,868

Spain 2.4%

Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	466,576	4,382,134
Banco de Sabadell S.A.	327,080	616,768
Banco Popular Espanol S.A. *	462,884	386,334
Banco Santander S.A.	937,972	6,734,488
Bankinter S.A.	33,258	123,574
CaixaBank	129,176	465,406

		12,708,704

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	19,280	540,966
Ferrovial S.A.	48,682	787,386
Zardoya Otis S.A.	14,506	196,646

		1,524,998

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	3,856	181,005

Energy 0.2%
Repsol S.A.	104,112	2,378,801

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	53,020	417,025

Insurance 0.0%
Mapfre S.A.	71,336	257,847

Materials 0.0%
Acerinox S.A.	23,136	235,706

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	23,136	847,205

Retailing 0.2%
Inditex S.A.	24,582	3,052,660

Software & Services 0.1%
Amadeus IT Holding S.A.	37,596	1,145,267

Telecommunication Services 0.4%
Telefonica S.A. *	379,437	5,212,553

Transportation 0.1%
Abertis Infraestructuras S.A.	36,150	650,049

Utilities 0.3%
Enagas S.A.	21,690	542,809
Gas Natural SDG S.A.	51,574	1,068,770
Iberdrola S.A.	459,346	2,484,238
Red Electrica Corporacion S.A.	2,410	128,058

		4,223,875

		32,835,695

Sweden 2.7%

Banks 0.7%
Nordea Bank AB	302,696	3,743,284
Skandinaviska Enskilda Banken AB, A Shares	157,614	1,650,359
Svenska Handelsbanken AB, A Shares	57,358	2,472,253
Swedbank AB, A Shares	65,070	1,558,469

		9,424,365

Capital Goods 0.8%
Alfa Laval AB	34,222	747,046
Assa Abloy AB, B Shares	28,286	1,141,738
Atlas Copco AB, A Shares	65,070	1,730,762
Atlas Copco AB, B Shares	41,934	996,145
Sandvik AB	89,652	1,263,787
Scania AB, B Shares	36,632	821,699
Skanska AB, B Shares	41,934	746,951
SKF AB, B Shares	45,308	1,104,242
Volvo AB, B Shares	141,708	2,087,139

		10,639,509

Commercial & Professional Services 0.0%
Securitas AB, B Shares	47,718	437,194

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	29,402	795,318
Husqvarna AB, B Shares	13,612	77,634

		872,952

Diversified Financials 0.2%
Industrivarden AB, A Shares	27,956	520,679
Investment AB Kinnevik, B Shares	13,496	359,176
Investor AB, B Shares	56,876	1,642,875

		2,522,730

Energy 0.0%
Lundin Petroleum AB *	16,870	351,765

Food, Beverage & Tobacco 0.1%
Swedish Match AB	31,924	1,106,558

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	13,496	205,273
Getinge AB, B Shares	20,244	605,462

		810,735

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	55,430	1,380,121

Materials 0.0%
Boliden AB	18,316	263,566
Holmen AB, B Shares	5,302	143,817
SSAB AB, A Shares	11,086	77,387

		484,770

Media 0.0%
Modern Times Group, B Shares	3,856	154,890

Retailing 0.2%
Hennes & Mauritz AB, B Shares	78,084	2,678,374

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	23,618	690,028
Telefonaktiebolaget LM Ericsson, B Shares	256,738	3,020,447

		3,710,475

Telecommunication Services 0.1%
Tele2 AB	43,862	547,698
Tele2 AB, B Shares *	42,042	176,466

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TeliaSonera AB	207,260	1,389,736

		2,113,900

		36,688,338

Switzerland 7.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	482	250,142

Capital Goods 0.7%
ABB Ltd. - Reg’d *	247,266	5,455,003
Geberit AG - Reg’d	5,784	1,441,781
Schindler Holding AG	5,784	842,646
Schindler Holding AG - Reg’d	8,194	1,163,008
Sulzer AG - Reg’d	1,446	243,060

		9,145,498

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	16,388	918,794
SGS S.A. - Reg’d	482	1,085,956

		2,004,750

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	48,682	4,355,304
The Swatch Group AG	3,374	1,940,859
The Swatch Group AG - Reg’d	8,194	812,910

		7,109,073

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	117,474	3,519,568
GAM Holding AG *	18,316	321,618
Julius Baer Group Ltd. *	28,626	1,133,585
Pargesa Holding S.A.	2,410	167,514
UBS AG - Reg’d *	384,191	6,810,222

		11,952,507

Energy 0.1%
Transocean Ltd.	33,258	1,691,666

Food, Beverage & Tobacco 1.6%
Aryzta AG *	9,158	526,327
Lindt & Spruengli AG	5	213,110
Nestle S.A. - Reg’d	309,444	20,460,840

		21,200,277

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	5,302	582,911

Insurance 0.5%
Baloise Holding AG - Reg’d	4,338	426,522
Swiss Re AG *	36,632	2,697,010
Zurich Insurance Group AG *	14,460	3,830,483

		6,954,015

Materials 0.6%
Clariant AG - Reg’d *	5,784	84,024
Givaudan S.A. - Reg’d *	1,446	1,867,022
Holcim Ltd. - Reg’d *	20,726	1,613,414
Syngenta AG - Reg’d	11,340	4,443,351

		8,007,811

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg’d *	7,712	460,100
Lonza Group AG - Reg’d *	2,820	209,972
Novartis AG - Reg’d	227,504	16,358,666
Roche Holding AG	67,480	16,813,743

		33,842,481

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	3,099	232,683

Telecommunication Services 0.1%
Swisscom AG - Reg’d	2,892	1,233,229

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	4,820	539,965

		104,747,008

United Kingdom 18.7%

Automobiles & Components 0.1%
GKN plc	158,578	718,616

Banks 2.6%
Barclays plc	1,202,590	5,842,595
HSBC Holdings plc	1,827,830	20,115,948
Lloyds Banking Group plc *	3,896,563	3,669,198
Royal Bank of Scotland Group plc *	189,968	969,444
Standard Chartered plc	231,409	5,392,399

		35,989,584

Capital Goods 0.8%
BAE Systems plc	325,350	1,998,209
Bunzl plc	26,028	506,680
Cobham plc	93,990	407,260
IMI plc	20,244	396,847
Invensys plc	74,228	447,672
Meggitt plc	61,696	498,086
Melrose Industries plc	38,560	152,817
Rolls-Royce Holdings plc *	170,146	3,108,399
Rolls-Royce Holdings plc, C Shares *(b)	18,189,031	27,576
Smiths Group plc	44,344	927,101
The Weir Group plc	17,352	613,225
Wolseley plc	29,945	1,533,599

		10,617,471

Commercial & Professional Services 0.4%
Aggreko plc	26,028	705,169
Babcock International Group plc	24,100	423,841
Capita plc	60,250	878,739
Experian plc	94,954	1,759,188
G4S plc	136,888	511,784
Intertek Group plc	12,050	587,349
Rentokil Initial plc	214,972	296,260

		5,162,330

Consumer Durables & Apparel 0.1%
Burberry Group plc	47,718	1,051,177

Consumer Services 0.5%
Carnival plc	27,474	935,117
Compass Group plc	178,340	2,342,854
InterContinental Hotels Group plc	23,308	673,882
Ladbrokes plc	136,406	427,673
TUI Travel plc	94,954	516,096
Whitbread plc	19,762	863,781

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
William Hill plc	136,642	917,110

		6,676,513

Diversified Financials 0.3%
3i Group plc	103,630	535,443
Aberdeen Asset Management plc	133,346	942,093
Ashmore Group plc	33,258	200,782
Hargreaves Lansdown plc	22,172	323,880
ICAP plc	80,494	448,486
Investec plc	38,078	268,560
London Stock Exchange Group plc	9,640	205,490
Man Group plc	65,070	113,944
Schroders plc	14,942	536,436
Schroders plc, Non-Voting Shares	9,640	268,920

		3,844,034

Energy 3.1%
AMEC plc	31,812	494,359
BG Group plc	314,937	5,791,785
BP plc	1,797,558	12,902,829
Cairn Energy plc *	34,222	141,695
Essar Energy plc *	42,898	95,801
John Wood Group plc	48,682	628,465
Petrofac Ltd.	25,064	513,374
Royal Dutch Shell plc, A Shares	361,319	12,067,942
Royal Dutch Shell plc, B Shares	248,246	8,583,022
Tullow Oil plc	95,436	1,512,016

		42,731,288

Food & Staples Retailing 0.4%
J Sainsbury plc	188,944	1,072,213
Tesco plc	761,560	4,219,490
William Morrison Supermarkets plc	254,496	1,056,434

		6,348,137

Food, Beverage & Tobacco 2.4%
Associated British Foods plc	35,668	979,862
British American Tobacco plc	173,602	9,535,664
Diageo plc	241,000	7,128,567
Imperial Tobacco Group plc	95,436	3,430,613
SABMiller plc	114,716	5,791,568
Tate & Lyle plc	53,020	656,332
Unilever plc	126,284	5,312,993

		32,835,599

Health Care Equipment & Services 0.1%
Smith & Nephew plc	81,940	958,429

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	72,300	5,175,975

Insurance 0.9%
Admiral Group plc	6,748	136,886
Aviva plc	270,402	1,368,435
Legal & General Group plc	633,830	1,720,100
Old Mutual plc	497,575	1,549,483
Prudential plc	282,452	4,783,279
Resolution Ltd.	335,510	1,471,573
Standard Life plc	205,332	1,222,802

		12,252,558

Materials 1.8%
Anglo American plc	133,514	3,089,951
Antofagasta plc	25,064	359,286
BHP Billiton plc	210,152	6,103,003
CRH plc	70,372	1,489,406
Croda International plc	3,374	125,990
Fresnillo plc	19,762	345,452
Glencore Xstrata plc	1,146,826	5,617,750
Johnson Matthey plc	18,840	731,507
Kazakhmys plc	30,848	153,167
Lonmin plc *	26,028	116,410
Polymetal International plc	7,712	80,734
Randgold Resources Ltd.	8,194	649,719
Rexam plc	89,774	721,364
Rio Tinto plc	114,246	4,948,564
Vedanta Resources plc	11,568	221,333

		24,753,636

Media 0.5%
British Sky Broadcasting Group plc	111,342	1,317,528
Daily Mail & General Trust plc, A Shares	21,208	245,974
Informa plc	37,596	289,556
ITV plc	440,548	875,637
Pearson plc	68,444	1,275,308
Reed Elsevier plc	100,738	1,130,958
WPP plc	117,608	2,011,286

		7,146,247

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	134,999	6,934,288
GlaxoSmithKline plc	443,163	11,512,656
Shire plc	50,610	1,665,037

		20,111,981

Real Estate 0.3%
British Land Co. plc	132,068	1,219,390
Hammerson plc	102,184	794,746
Intu Properties plc	104,112	534,934
Land Securities Group plc	75,674	1,070,999
SEGRO plc	94,954	402,224

		4,022,293

Retailing 0.2%
Kingfisher plc	256,906	1,346,096
Marks & Spencer Group plc	135,924	970,404
Next plc	15,424	1,080,122

		3,396,622

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	142,672	2,137,094

Software & Services 0.1%
The Sage Group plc *	123,874	685,678

Telecommunication Services 1.3%
BT Group plc	720,108	3,298,194
Inmarsat plc	41,934	389,722
Vodafone Group plc	4,816,394	14,016,450

		17,704,366

Transportation 0.1%
easyJet plc	17,834	342,303
International Consolidated Airlines Group S.A. *	110,860	469,937

		812,240

Utilities 0.7%
Centrica plc	516,222	2,974,048

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Drax Group plc	35,186	305,403
National Grid plc	317,156	3,772,192
Severn Trent plc	24,582	764,755
SSE plc	86,278	2,032,727
United Utilities Group plc	60,732	696,093

		10,545,218

		255,677,086

Total Common Stock
(Cost $1,248,858,555)		1,349,315,963

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares MSCI EAFE Index Fund	20,000	1,201,600

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	333,300	333,300

Total Other Investment Companies
(Cost $1,541,798)		1,534,900

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	15,424	1,286,724
Volkswagen AG	16,730	3,663,187

		4,949,911

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	14,460	1,398,016

		6,347,927

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	4,338	137,403

Total Preferred Stock
(Cost $4,919,889)		6,485,330

Rights 0.0% of net assets

Hong Kong 0.0%

Capital Goods 0.0%
Hopewell Holdings Ltd. *(b)	9,640	—

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A. *(b)	24,920	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund	4,263,210	4,263,210

Total Collateral Invested for Securities on Loan
(Cost $4,263,210)		4,263,210

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $1,255,929,828 and the unrealized appreciation and depreciation were $166,872,044 and ($65,465,679), respectively, with a net unrealized appreciation of $101,406,365.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

18

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,093,638,877	$—	$—	$1,093,638,877
United Kingdom[1]	245,059,615	—	—	245,059,615
Capital Goods	10,589,895	—	27,576	10,617,471
Other Investment Companies[1]	1,534,900	—	—	1,534,900
Preferred Stock[1]	6,485,330	—	—	6,485,330
Rights[1]	—	—	—	—

Total	$1,357,308,617	$—	$27,576	$1,357,336,193

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,263,210	$—	$—	$4,263,210

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Republic of Korea	$213,385	$2,485	($11,417)	$—	($204,453)	$—	$—	$—
United Kingdom	$—	$—	($226)	$27,802	$—	$—	$—	$27,576

Total	$213,385	$2,485	($11,643)	$27,802	($204,453)	$—	$—	$27,576

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG54094MAY13

 19

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	241,815,006	257,247,188
0.5%		Other Investment Companies	1,181,091	1,297,428
0.5%		Preferred Stock	1,078,008	1,384,204
0.0%		Rights	36,590	29,796
0.0%		Warrants	—	674

99.3%		Total Investments	244,110,695	259,959,290
4.3%		Collateral Invested for Securities on Loan	11,389,205	11,389,205
(3	.6)%	Other Assets and Liabilities, Net		(9,492,379)

100.0%		Net Assets		261,856,116

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 5.9%

Capital Goods 0.4%
Ausdrill Ltd. (c)	22,519	27,743
Ausenco Ltd.	20,096	42,195
Boart Longyear Ltd. (c)	97,262	64,342
Bradken Ltd. (c)	35,631	159,191
Cardno Ltd. (c)	20,096	103,657
Forge Group Ltd.	2,827	12,766
Macmahon Holdings Ltd.	433,491	74,810
Monadelphous Group Ltd. (c)	18,084	275,154
NRW Holdings Ltd. (c)	74,960	83,726
Seven Group Holdings Ltd.	20,096	142,191
UGL Ltd.	27,846	189,818

		1,175,593

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd. (c)	42,536	163,126
Mineral Resources Ltd.	21,390	186,004
SAI Global Ltd.	40,192	148,356
Seek Ltd.	56,278	551,436
Skilled Group Ltd.	11,466	27,373
Transfield Services Ltd.	114,271	101,340
Transpacific Industries Group Ltd. *	75,360	64,304

		1,241,939

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *(a)(c)	45,143	19,693
G.U.D. Holdings Ltd. (c)	29,854	200,357

		220,050

Consumer Services 0.3%
Ainsworth Game Technology Ltd.	23,585	83,665
Ardent Leisure Group	50,240	81,162
Invocare Ltd.	36,683	378,427
Navitas Ltd. (c)	53,611	288,866

		832,120

Diversified Financials 0.1%
FlexiGroup Ltd.	50,240	217,236

Energy 0.5%
Aurora Oil & Gas Ltd. *	100,480	301,529
AWE Ltd. *	131,767	166,126
Beach Energy Ltd. (c)	150,720	175,571
Buru Energy Ltd. *(c)	23,012	33,756
Coalspur Mines Ltd. *(c)	102,992	23,699
Drillsearch Energy Ltd. *(c)	61,701	67,438
Horizon Oil Ltd. *(c)	159,681	57,410
Karoon Gas Australia Ltd. *	57,776	314,631
Linc Energy Ltd. *(c)	44,530	66,815
Nexus Energy Ltd. *	95,666	8,438
Roc Oil Co., Ltd. *	50,332	20,991
Senex Energy Ltd. *	139,104	81,353

		1,317,757

Food, Beverage & Tobacco 0.3%
GrainCorp Ltd.	54,940	668,956

Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	64,765	27,942
Primary Health Care Ltd.	123,452	604,817
Sigma Pharmaceuticals Ltd.	251,706	193,059

		825,818

Materials 0.8%
Beadell Resources Ltd. *(c)	76,621	52,891
CuDeco Ltd. *(c)	23,814	86,075
Discovery Metals Ltd. *	75,360	13,728
Evolution Mining Ltd. *	80,384	62,040
Imdex Ltd. (c)	17,256	14,063
Independence Group NL	49,785	154,172
Kingsgate Consolidated Ltd. (c)	37,523	58,640
Medusa Mining Ltd.	22,247	53,963
Mincor Resources NL	23,955	11,943
Mineral Deposits Ltd. *	8,336	21,978
Mirabela Nickel Ltd. *(c)	150,720	23,843
Mount Gibson Iron Ltd.	160,768	76,297
Northern Star Resources Ltd. (c)	45,367	35,666
PanAust Ltd.	126,706	290,336
Papillon Resources Ltd. *(c)	38,111	27,952
Perseus Mining Ltd. *(c)	133,772	137,232
Regis Resources Ltd. *	82,598	321,515
Resolute Mining Ltd.	150,220	113,058
Sandfire Resources NL *	23,835	145,795
Silver Lake Resources Ltd. *	76,520	59,424
Sirius Resources NL *	29,483	82,822
St. Barbara Ltd. *	85,855	55,562
Sundance Resources Ltd. *	768,190	68,495
Troy Resources Ltd. (c)	15,072	24,927

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Areas Ltd. (c)	25,120	73,696

		2,066,113

Media 0.1%
REA Group Ltd.	4,655	129,873
Southern Cross Media Group Ltd.	50,240	68,879

		198,752

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Acrux Ltd.	30,144	110,111
Mesoblast Ltd. *(c)	40,130	241,621
Pharmaxis Ltd. *(c)	70,336	10,452
Sirtex Medical Ltd.	6,984	77,003
Starpharma Holdings Ltd. *(c)	14,731	12,146

		451,333

Real Estate 0.8%
Abacus Property Group	109,971	248,826
BWP Trust (c)	183,138	438,959
Challenger Diversified Property Group	40,218	103,724
Charter Hall Group (c)	75,087	295,877
Charter Hall Retail REIT	93,144	367,030
FKP Property Group	73,061	98,767
Investa Office Fund	143,549	439,032

		1,992,215

Retailing 0.8%
ARB Corp., Ltd.	9,300	111,366
Automotive Holdings Group	85,747	303,355
Breville Group Ltd.	7,554	54,970
Cash Converters International Ltd.	23,623	25,366
David Jones Ltd. (c)	112,234	271,163
JB Hi-Fi Ltd. (c)	17,407	251,669
Myer Holdings Ltd. (c)	128,739	302,400
Pacific Brands Ltd.	284,768	208,861
Premier Investments Ltd.	20,096	133,521
Reject Shop Ltd.	5,024	79,428
Super Retail Group Ltd.	25,120	265,644
Wotif.com Holdings Ltd.	29,489	156,630

		2,164,373

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	24,414	56,879

Software & Services 0.2%
carsales.com Ltd.	25,021	220,218
Iress Ltd.	40,942	328,941
UXC Ltd.	53,778	52,075

		601,234

Telecommunication Services 0.1%
iiNET Ltd.	4,714	25,355
TPG Telecom Ltd.	98,276	326,008

		351,363

Transportation 0.1%
Australian Infrastructure Fund	100,480	16,377
Qube Holdings Ltd.	50,240	82,848
Virgin Australia Holdings Ltd. *	479,460	216,051
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		315,276

Utilities 0.3%
DUET Group	150,720	335,246
Energy World Corp. Ltd. *	231,110	86,415
Infigen Energy *(c)	209,908	51,319
Spark Infrastructure Group (c)	231,110	387,759

		860,739

		15,557,746

Austria 0.8%

Capital Goods 0.2%
Wienerberger AG	27,932	352,949

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,549	262,661

Materials 0.1%
Mayr Melnhof Karton AG	1,046	114,346
RHI AG	3,204	112,197

		226,543

Real Estate 0.3%
Atrium European Real Estate Ltd.	43,245	255,007
CA Immobilien Anlagen AG *	20,096	272,034
Conwert Immobilien Invest SE	20,096	234,009
S IMMO AG	10,048	64,981

		826,031

Transportation 0.1%
Oesterreichische Post AG	7,175	294,772

Utilities 0.0%
EVN AG	5,342	69,925

		2,032,881

Belgium 1.3%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,306	59,240

Diversified Financials 0.4%
Ackermans & van Haaren N.V. (c)	5,777	503,126
KBC Ancora *	2,680	56,163
RHJ International *	33,067	172,705
Sofina S.A.	4,052	381,356

		1,113,350

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	18,304	35,346

Materials 0.2%
NV Bekaert S.A.	5,137	149,828
Nyrstar *	41,643	215,877
Tessenderlo Chemie N.V.	7,061	200,866

		566,571

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *	4,018	167,285

Real Estate 0.2%
Befimmo S.C.A. Sicafi	3,639	242,080
Cofinimmo	2,612	299,044

		541,124

Retailing 0.1%
D’Ieteren S.A. N.V.	7,030	309,770

Semiconductors & Semiconductor Equipment 0.0%
Melexis N.V.	5,024	101,899

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.2%
Barco N.V.	1,706	148,047
EVS Broadcast Equipment S.A. (c)	4,232	295,788

		443,835

Telecommunication Services 0.0%
Mobistar S.A.	1,459	32,334

Utilities 0.1%
Elia System Operator S.A./N.V.	3,906	161,990

		3,532,744

Canada 17.4%

Automobiles & Components 0.1%
Linamar Corp.	11,084	311,860

Banks 0.5%
Canadian Western Bank	11,084	304,567
Genworth MI Canada, Inc.	11,084	261,349
Home Capital Group, Inc. (c)	10,048	515,840
Laurentian Bank of Canada	3,377	144,255

		1,226,011

Capital Goods 0.8%
Aecon Group, Inc.	11,084	119,468
ATS Automation Tooling Systems, Inc. *	22,168	219,846
CAE, Inc.	50,240	520,604
Genivar, Inc.	4,560	110,035
Russel Metals, Inc.	11,084	285,800
Toromont Industries Ltd.	20,096	456,343
Westport Innovations, Inc. *(c)	10,048	305,946

		2,018,042

Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	21,647	505,805
Ritchie Bros. Auctioneers, Inc. (c)	22,168	458,996
Stantec, Inc.	11,084	471,758
Transcontinental, Inc., Class A	10,048	119,773

		1,556,332

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	7,480	298,534
Gildan Activewear, Inc.	20,096	834,133

		1,132,667

Diversified Financials 0.7%
AGF Management Ltd., Class B	11,084	122,148
Canaccord Financial, Inc. (c)	10,684	64,711
Davis + Henderson Corp. (c)	6,408	145,576
Dundee Corp., Class A *	11,084	252,126
Onex Corp.	21,409	1,015,817
TMX Group Ltd.	5,197	246,940

		1,847,318

Energy 5.3%
Advantage Oil & Gas Ltd. *	33,269	144,851
AltaGas Ltd.	20,096	749,942
Athabasca Oil Corp. *	74,772	531,011
Bankers Petroleum Ltd. *	52,833	150,798
Baytex Energy Corp.	20,096	765,303
Birchcliff Energy Ltd. *	20,096	174,021
BlackPearl Resources, Inc. *	60,288	124,245
Bonavista Energy Corp. (c)	30,144	475,689
Bonterra Energy Corp. (c)	3,566	177,653
Calfrac Well Services Ltd.	10,048	270,267
Coastal Energy Co. *	8,976	152,936
Crew Energy, Inc. *	15,890	93,936
Denison Mines Corp. *	100,480	129,300
Enerflex Ltd.	11,084	142,632
Enerplus Corp. (c)	30,144	471,606
Ensign Energy Services, Inc.	30,144	494,939
Gibson Energy, Inc.	20,096	489,203
Kelt Exploration Ltd. *	9,846	70,114
Keyera Corp.	13,302	770,925
Legacy Oil & Gas, Inc. *	21,647	117,917
Lightstream Resources Ltd.	30,656	265,465
Mullen Group Ltd.	11,084	230,570
Niko Resources Ltd.	8,870	76,638
Nuvista Energy Ltd. *	22,168	175,877
Paramount Resources Ltd., A Shares *	10,048	374,291
Parkland Fuel Corp.	10,684	184,415
Pason Systems, Inc.	11,084	189,818
Pengrowth Energy Corp. (c)	70,340	360,020
Petrominerales Ltd.	8,440	49,976
Peyto Exploration & Development Corp.	20,096	601,004
Precision Drilling Corp.	50,240	433,108
Savanna Energy Services Corp.	22,168	154,214
Secure Energy Services, Inc.	10,695	140,213
ShawCor Ltd.	11,084	446,663
SouthGobi Resources Ltd. *	8,440	13,229
Tourmaline Oil Corp. *	30,144	1,230,784
Trican Well Service Ltd.	30,144	423,775
Trilogy Energy Corp.	12,120	379,120
Trinidad Drilling Ltd.	30,144	213,783
Veresen, Inc. (c)	30,144	396,067
Vermilion Energy, Inc. (c)	16,948	856,624
Whitecap Resources, Inc.	11,326	119,884

		13,812,826

Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	8,658	562,931
The Jean Coutu Group, Inc., A Shares	22,168	363,980

		926,911

Food, Beverage & Tobacco 0.2%
Cott Corp. (c)	22,168	182,097
Maple Leaf Foods, Inc.	22,168	263,815

		445,912

Health Care Equipment & Services 0.1%
Extendicare, Inc. (c)	22,168	152,927

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	13,874	523,925

Materials 3.2%
Alacer Gold Corp.	50,240	108,885
Alamos Gold, Inc.	22,952	333,771
Argonaut Gold, Inc. *	15,708	119,609
AuRico Gold, Inc.	55,218	281,553
B2Gold Corp. *	77,366	195,371
Banro Corp. *	28,430	34,384
Canexus Corp.	16,248	143,686
Canfor Corp. *	22,168	372,773
Capstone Mining Corp. *	44,353	97,842

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CCL Industries, Inc., Class B	9,694	619,317
Centerra Gold, Inc.	30,144	111,412
China Gold International Resources Corp. Ltd. *	32,485	106,549
Continental Gold Ltd. *	9,512	38,009
Detour Gold Corp. *	20,096	207,658
Dominion Diamond Corp. *	11,084	169,335
Dundee Precious Metals, Inc. *	21,647	106,188
Endeavour Mining Corp. *	42,112	37,485
Endeavour Silver Corp. *	10,048	45,207
First Majestic Silver Corp. *	20,096	217,963
Gabriel Resources Ltd. *	23,942	32,199
Golden Star Resources Ltd. *	34,308	22,904
HudBay Minerals, Inc.	34,703	277,006
Imperial Metals Corp. *	21,647	230,387
Katanga Mining Ltd. *	46,500	27,894
Lake Shore Gold Corp. *	50,240	16,527
Lundin Mining Corp. *	90,432	373,610
Major Drilling Group International, Inc.	21,132	139,237
Methanex Corp.	22,168	983,838
Nevsun Resources Ltd.	30,144	109,371
New Gold, Inc. *	75,679	516,218
Norbord, Inc. (c)	748	24,549
Northern Dynasty Minerals Ltd. *(c)	8,016	19,777
NovaGold Resources, Inc. *	50,240	128,328
OceanaGold Corp. *	42,264	78,104
Pan American Silver Corp.	30,350	370,584
Pretium Resources, Inc. *	10,048	82,636
Rubicon Minerals Corp. *	50,240	87,010
Seabridge Gold, Inc. *(c)	10,048	120,648
SEMAFO, Inc.	36,049	71,153
Sherritt International Corp.	46,056	206,763
Silver Standard Resources, Inc. *	11,084	87,724
Silvercorp Metals, Inc.	32,485	101,835
Tahoe Resources, Inc. *	20,096	293,405
Taseko Mines Ltd. *	33,269	75,001
Thompson Creek Metals Co., Inc. *(c)	23,624	81,829
Torex Gold Resources, Inc. *	87,652	144,171
West Fraser Timber Co., Ltd.	5,864	436,928

		8,486,633

Media 1.1%
Aimia, Inc.	40,192	577,477
Astral Media, Inc., A Shares	11,084	521,196
Cineplex, Inc.	10,048	332,973
Cogeco Cable, Inc.	8,122	354,255
Corus Entertainment, Inc.	10,048	233,421
Imax Corp. *	10,563	275,432
Quebecor, Inc., Class B	10,563	472,885
Torstar Corp.	10,563	63,160

		2,830,799

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	22,168	173,517
Paladin Labs, Inc. *	318	15,461

		188,978

Real Estate 1.5%
Allied Properties Real Estate Investment Trust	2,790	90,539
Artis Real Estate Investment Trust	11,544	182,059
Boardwalk Real Estate Investment Trust	2,956	174,463
Calloway Real Estate Investment Trust	16,350	444,680
Canadian Apartment Properties Real Estate Investment Trust	11,084	264,137
Canadian Real Estate Investment Trust	7,874	333,381
Chartwell Retirement Residences	27,040	284,384
Cominar Real Estate Investment Trust	16,674	363,471
Dream Unlimited Corp. *	11,084	145,849
Dundee Real Estate Investment Trust	12,819	422,814
First Capital Realty, Inc.	16,932	316,835
FirstService Corp. *	3,248	103,705
H&R Real Estate Investment Trust	33,134	740,871
InnVest Real Estate Investment Trust	9,300	42,741
Morguard Real Estate Investment Trust	6,272	113,418

		4,023,347

Retailing 0.4%
Dollarama, Inc.	10,815	761,042
Reitmans (Canada) Ltd., Class A	10,563	93,514
RONA, Inc.	20,096	203,381

		1,057,937

Software & Services 0.5%
Constellation Software, Inc.	960	141,183
MacDonald, Dettwiler & Associates Ltd.	7,493	505,527
Open Text Corp. (c)	10,048	685,875

		1,332,585

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	22,952	212,299
Wi-Lan, Inc.	10,472	44,682

		256,981

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	10,048	346,681

Transportation 0.2%
TransForce, Inc.	11,084	215,127
Westshore Terminals Investment Corp.	8,122	230,014

		445,141

Utilities 1.0%
Algonquin Power & Utilities Corp.	26,722	199,856
ATCO Ltd., Class I	10,048	904,130
Atlantic Power Corp.	12,398	58,658
Capital Power Corp.	10,048	209,019
Emera, Inc.	21,647	738,706
Innergex Renewable Energy, Inc.	10,048	97,024
Just Energy Group, Inc. (c)	10,048	72,233
Northland Power, Inc.	10,048	180,243
Superior Plus Corp. (c)	20,096	231,769

		2,691,638

		45,615,451

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S *	13,263	526,550
Sydbank A/S *	13,485	301,435

		827,985

Capital Goods 0.3%
NKT Holding A/S	4,578	185,729
Vestas Wind Systems A/S *(c)	33,094	488,381

		674,110

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	5,024	48,904
Pandora A/S	8,615	299,493

		348,397

Food, Beverage & Tobacco 0.0%
East Asiatic Co., Ltd. A/S *	981	16,455

Health Care Equipment & Services 0.3%
GN Store Nord A/S	37,680	722,418

Insurance 0.2%
Topdanmark A/S *	22,384	570,781

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	2,666	187,448
Bavarian Nordic A/S *	2,799	33,813
Genmab A/S *	7,487	268,088

		489,349

Software & Services 0.1%
SimCorp A/S *	1,046	320,906

		3,970,401

Finland 2.4%

Capital Goods 0.7%
Cargotec Oyj, B Shares	8,336	254,853
Cramo Oyj	2,827	34,550
Konecranes Oyj	9,463	328,308
Outotec Oyj (c)	32,150	433,747
Ramirent Oyj	19,892	191,288
Uponor Oyj	10,048	157,048
YIT Oyj	22,014	430,520

		1,830,314

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj *	10,050	182,608

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	32,041	588,411

Diversified Financials 0.2%
Pohjola Bank plc, A Shares	32,594	533,514

Materials 0.5%
Huhtamaki Oyj	23,219	440,845
Kemira Oyj	20,096	313,835
Metsa Board Oyj	61,631	206,873
Outokumpu Oyj *(c)	164,454	114,026
Rautaruukki Oyj	7,950	52,753

		1,128,332

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	12,617	311,662

Real Estate 0.2%
Citycon Oyj	74,754	237,359
Sponda Oyj	57,128	296,152

		533,511

Retailing 0.1%
Stockmann Oyj Abp, B Shares	9,300	141,379

Software & Services 0.1%
Tieto Oyj	16,422	338,398

Telecommunication Services 0.2%
Elisa Oyj	27,900	531,167

Transportation 0.0%
Finnair Oyj	20,096	71,622

		6,190,918

France 3.0%

Automobiles & Components 0.0%
Faurecia *	4,684	105,626
Plastic Omnium S.A.	317	16,935

		122,561

Capital Goods 0.2%
Mersen	3,512	85,342
Nexans S.A. (c)	6,142	342,719
Saft Groupe S.A.	5,157	122,307

		550,368

Commercial & Professional Services 0.2%
Teleperformance	10,103	475,948

Consumer Durables & Apparel 0.1%
Nexity	6,358	227,547

Energy 0.3%
Bourbon S.A.	11,754	336,806
Etablissements Maurel et Prom	20,713	356,891
Maurel & Prom Nigeria *	25,239	126,260

		819,957

Food & Staples Retailing 0.1%
Rallye S.A.	6,028	236,908

Food, Beverage & Tobacco 0.0%
Vilmorin & Cie	539	62,960

Health Care Equipment & Services 0.2%
Medica S.A.	14,188	256,692
Orpea	7,030	327,900

		584,592

Materials 0.1%
S.A. des Ciments Vicat	3,212	203,975

Media 0.5%
Havas S.A. (c)	72,339	460,694
Ipsos	6,574	236,470
Metropole Television S.A.	18,548	284,973
PagesJaunes Groupe *(c)	13,476	32,136
Societe d’Edition de Canal +	27,141	187,481
Technicolor S.A. *	25,120	107,433

		1,309,187

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eurofins Scientific *	651	127,609
Virbac S.A.	1,462	316,897

		444,506

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
Mercialys	10,048	226,586
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,549	300,883

		527,469

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(c)	7,097	26,673

Software & Services 0.4%
Alten	7,775	290,099
Altran Technologies S.A. *(c)	35,882	285,994
GameLoft SE *	9,300	66,652
Groupe Steria SCA	6,466	99,302
UbiSoft Entertainment S.A. *	27,161	356,231

		1,098,278

Technology Hardware & Equipment 0.3%
Ingenico	5,458	372,777
Neopost S.A. (c)	5,635	377,636

		750,413

Utilities 0.2%
Rubis	7,058	431,426
Sechilienne-Sidec	1,510	29,002

		460,428

		7,901,770

Germany 4.6%

Automobiles & Components 0.3%
ElringKlinger AG	10,048	360,064
Leoni AG	8,370	423,270

		783,334

Banks 0.1%
Aareal Bank AG *	9,674	240,281

Capital Goods 1.1%
Bauer AG	848	23,607
BayWa AG	3,012	152,278
Deutz AG *	31,693	206,028
Gildemeister AG	14,897	345,297
Heidelberger Druckmaschinen AG *	22,302	55,668
Kloeckner & Co. SE *	4,823	61,368
Krones AG	4,260	310,388
KUKA AG *	7,193	342,588
Nordex SE *	8,156	62,998
NORMA Group AG	5,580	213,335
Pfeiffer Vacuum Technology AG	2,450	263,129
Rational AG	942	298,615
Rheinmetall AG	2,666	134,059
SGL Carbon SE	7,536	278,399
Vossloh AG	1,806	180,552

		2,928,309

Consumer Durables & Apparel 0.1%
Gerry Weber International AG (c)	6,534	279,361

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	226	25,576
Rhoen Klinikum AG	12,555	269,940

		295,516

Materials 0.6%
Aurubis AG	9,648	581,302
Symrise AG	21,602	882,300

		1,463,602

Media 0.3%
Sky Deutschland AG *	104,003	698,066

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Gerresheimer AG	3,846	230,729
MorphoSys AG *	8,469	409,343
Stada Arzneimittel AG (c)	13,693	600,884

		1,240,956

Real Estate 0.7%
Alstria Office REIT-AG *	13,499	162,753
Deutsche Euroshop AG	9,463	409,619
Deutsche Wohnen AG	25,120	470,264
DIC Asset AG	10,048	109,543
GAGFAH S.A. *	19,892	247,875
GSW Immobilien AG	5,342	208,770
IVG Immobilien AG *(c)	39,533	19,982
Patrizia Immobilien AG *	5,024	59,603
TAG Immobilien AG	9,300	106,812

		1,795,221

Retailing 0.0%
Delticom AG	335	16,848

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *(c)	20,011	357,763
Dialog Semiconductor plc *	13,518	210,320
SMA Solar Technology AG	1,197	39,814

		607,897

Software & Services 0.2%
Bechtle AG	1,506	74,373
Wirecard AG	18,218	525,334

		599,707

Technology Hardware & Equipment 0.2%
Jenoptik AG	2,720	33,150
Wincor Nixdorf AG	6,387	362,640

		395,790

Telecommunication Services 0.2%
Freenet AG *	28,701	615,230
QSC AG	5,117	16,599

		631,829

		11,976,717

Greece 0.7%

Banks 0.1%
Alpha Bank AE *	193,892	168,360
Bank of Cyprus plc *(a)(b)	334,986	22,467
National Bank of Greece S.A. *	21,000	144,245
Piraeus Bank S.A. *	138,078	35,790

		370,862

Capital Goods 0.1%
Ellaktor S.A. *	16,000	45,619
Frigoglass S.A. *	5,400	38,142
Metka S.A.	3,200	44,375

		128,136

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Intralot S.A. Integrated Lottery Systems & Services	19,200	51,508
OPAP S.A.	33,750	278,187

		329,695

Diversified Financials 0.0%
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	9,401	69,812
Marfin Investment Group Holdings S.A. *	75,016	31,208

		101,020

Energy 0.0%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	118,672

Materials 0.2%
Mytilineos Holdings S.A. *	14,000	82,737
Titan Cement Co. S.A. *	11,550	196,091
Viohalco Hellenic Copper and Aluminum Industry S.A. *	23,738	131,364

		410,192

Retailing 0.1%
Folli Follie Group *	4,702	102,376
JUMBO S.A. *	15,000	150,465

		252,841

Utilities 0.1%
Athens Water Supply & Sewage Co. S.A.	6,118	48,763
Public Power Corp. S.A. *	18,352	184,327

		233,090

		1,944,508

Hong Kong 1.9%

Automobiles & Components 0.1%
Minth Group Ltd.	216,000	371,742

Capital Goods 0.0%
Singamas Container Holdings Ltd.	400,000	97,388

Consumer Durables & Apparel 0.1%
Stella International Holdings Ltd.	50,000	140,413

Consumer Services 0.1%
NagaCorp Ltd.	107,343	88,775
Regal Hotels International Holdings Ltd.	64,000	30,999
REXLot Holdings Ltd.	2,500,000	193,229

		313,003

Diversified Financials 0.1%
Value Partners Group Ltd.	200,000	117,999

Energy 0.2%
Anton Oilfield Services Group (c)	186,041	160,570
Honghua Group Ltd. (c)	373,677	185,327
Mongolia Energy Corp., Ltd. *	346,000	13,372
Newocean Energy Holdings Ltd.	140,626	98,729
Sino Oil & Gas Holdings Ltd. *(c)	6,530,000	155,620

		613,618

Materials 0.2%
AMVIG Holdings Ltd.	40,000	15,613
CST Mining Group Ltd. *	1,280,000	15,664
G-Resources Group Ltd. *	5,640,000	228,861
Yingde Gases	150,000	162,313

		422,451

Real Estate 0.2%
K Wah International Holdings Ltd.	200,000	102,283
Lai Sun Development Co., Ltd. *	2,210,000	70,888
Sunlight Real Estate Investment Trust	200,000	87,082
Yuexiu Real Estate Investment Trust	400,000	223,630

		483,883

Retailing 0.5%
Chow Sang Sang Holdings International Ltd. (c)	26,000	64,106
Emperor Watch & Jewellery Ltd.	1,190,000	119,570
Giordano International Ltd. (c)	200,000	189,622
Luk Fook Holdings International Ltd. (c)	80,000	209,718
New World Department Store China Ltd.	200,000	110,527
SA SA International Holdings Ltd. (c)	400,000	447,261
Trinity Ltd. (c)	234,000	96,762

		1,237,566

Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd. (c)	200,000	131,396
Truly International Holdings (c)	372,000	240,083

		371,479

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd.	100,000	174,679

Transportation 0.1%
Pacific Basin Shipping Ltd.	654,000	375,746

Utilities 0.1%
Towngas China Co., Ltd. (c)	208,000	213,820

		4,933,787

Ireland 1.0%

Capital Goods 0.3%
Grafton Group plc	66,818	470,217
Kingspan Group plc	34,162	422,019

		892,236

Consumer Services 0.2%
Paddy Power plc	4,442	373,331

Food, Beverage & Tobacco 0.3%
C&C Group plc	80,384	479,217
Glanbia plc	14,511	199,346

		678,563

Materials 0.2%
Smurfit Kappa Group plc	30,144	503,959

Transportation 0.0%
Aer Lingus Group plc	40,192	84,228

		2,532,317

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.4%

Capital Goods 0.0%
Clal Industries Ltd.	8,323	32,113

Food & Staples Retailing 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,325	109,978

Health Care Equipment & Services 0.0%
Given Imaging Ltd. *	6,024	86,268

Insurance 0.1%
Menorah Mivtachim Holdings Ltd. *	9,300	104,401
Phoenix Holdings Ltd.	4,820	16,431

		120,832

Materials 0.1%
Frutarom Industries Ltd.	9,300	141,014

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Kamada Ltd. *	3,331	36,843

Real Estate 0.0%
Africa Israel Investments Ltd. *	25,205	59,783
Jerusalem Economy Ltd.	5,994	43,658

		103,441

Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	10,048	94,189

Software & Services 0.1%
Allot Communications Ltd. *	5,024	60,194
Babylon Ltd.	8,391	50,893

		111,087

Technology Hardware & Equipment 0.0%
Gilat Satellite Networks Ltd. *	7,137	39,190
Ituran Location and Control Ltd.	4,018	68,474

		107,664

		943,429

Italy 2.6%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	35,168	93,252

Banks 0.5%
Banca Carige S.p.A. *(c)	33,740	22,345
Banca Piccolo Credito Valtellinese Scarl *	58,768	76,163
Banca Popolare dell’Emilia Romagna Scrl *	54,219	458,146
Banca Popolare di Milano Scarl *(c)	698,354	388,002
Banca Popolare di Sondrio Scrl	52,752	290,832
Credito Emiliano S.p.A.	22,962	124,570

		1,360,058

Capital Goods 0.2%
Danieli & C Officine Meccaniche S.p.A.	15,005	246,387
Interpump Group S.p.A.	13,950	124,747
Trevi Finanziaria Industriale S.p.A.	2,023	17,697

		388,831

Consumer Durables & Apparel 0.3%
De’Longhi S.p.A.	5,024	77,482
Salvatore Ferragamo Italia S.p.A.	9,300	292,642
Tod’s S.p.A.	3,075	440,763

		810,887

Diversified Financials 0.3%
Azimut Holding S.p.A.	24,833	471,489
Banca Generali S.p.A.	14,897	324,157

		795,646

Energy 0.1%
Cam Finanziaria S.p.A. *	39,758	43,488
ERG S.p.A.	21,349	216,366
Saras S.p.A. *	55,800	82,731

		342,585

Health Care Equipment & Services 0.3%
DiaSorin S.p.A.	7,030	280,251
Sorin S.p.A. *	142,384	395,631

		675,882

Insurance 0.2%
Fondiaria-Sai S.p.A. *	143,643	288,736
Milano Assicurazioni S.p.A. *	53,571	34,443
Societa Cattolica di Assicurazioni Scrl	8,512	171,982
Unipol Gruppo Finanziario S.p.A.	19,797	67,786

		562,947

Materials 0.0%
Italcementi S.p.A.	4,058	28,663
Italcementi S.p.A. RSP	9,447	32,420
Italmobiliare S.p.A. *	2,912	40,947

		102,030

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	23,657	249,568

Real Estate 0.1%
Beni Stabili S.p.A.	160,915	112,719

Retailing 0.1%
Yoox S.p.A. *(c)	6,025	124,544

Transportation 0.1%
Ansaldo STS S.p.A.	36,323	346,704

Utilities 0.3%
A2A S.p.A.	200,484	169,797
ACEA S.p.A.	20,006	155,567
Hera S.p.A.	139,819	301,163
IREN S.p.A.	92,119	105,239

		731,766

		6,697,419

Japan 13.3%

Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. (c)	20,000	99,827
Daido Metal Co., Ltd.	7,000	47,764
Keihin Corp.	10,000	147,660
Musashi Seimitsu Industry Co., Ltd.	10,000	234,216
Nifco, Inc.	10,000	216,192
Nissin Kogyo Co., Ltd.	13,700	257,380
Press Kogyo Co., Ltd.	28,000	138,371
Showa Corp.	10,000	125,675
Toyo Tire & Rubber Co., Ltd.	20,000	112,305
TPR Co., Ltd.	10,000	156,078
TS Tech Co., Ltd.	10,900	347,591

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unipres Corp.	8,000	149,344

		2,032,403

Banks 0.7%
Bank of the Ryukyus Ltd.	10,000	131,320
FIDEA Holdings Co., Ltd.	50,000	114,880
Kiyo Holdings, Inc.	300,000	424,858
The Bank of Okinawa Ltd.	3,200	124,863
The Chiba Kogyo Bank Ltd. *	9,300	69,629
The Fukui Bank Ltd.	108,000	217,123
The Miyazaki Bank Ltd.	31,000	86,269
The Oita Bank Ltd.	48,000	152,592
The Toho Bank Ltd.	23,000	67,878
The Tokyo Tomin Bank Ltd.	10,000	110,918
The Tsukuba Bank Ltd.	25,400	92,066
The Yachiyo Bank Ltd.	2,200	68,195
TOMONY Holdings, Inc.	20,000	72,295

		1,732,886

Capital Goods 2.9%
Aica Kogyo Co., Ltd.	20,000	376,133
Aida Engineering Ltd.	10,000	75,464
Asahi Diamond Industrial Co., Ltd.	10,400	104,129
Central Glass Co., Ltd.	100,000	313,939
Denyo Co., Ltd.	10,000	133,102
Endo Lighting Corp. (c)	1,600	46,507
Fudo Tetra Corp. *	7,800	13,055
Futaba Corp.	21,600	272,741
Hanwa Co., Ltd.	108,000	401,089
Hazama Ando Corp. (c)	9,900	22,158
Hitachi Zosen Corp.	260,000	409,408
Hosokawa Micron Corp.	3,000	22,610
Inaba Denki Sangyo Co., Ltd. (c)	10,800	305,791
Japan Bridge Corp. *(c)	10,600	17,636
Kanamoto Co., Ltd.	3,000	70,443
Kitz Corp.	30,000	149,443
Komori Corp.	7,900	94,902
Kyowa Exeo Corp.	32,400	362,906
Maeda Corp.	32,000	140,708
Makino Milling Machine Co., Ltd.	6,000	39,277
Mirait Holdings Corp.	20,000	181,827
Mitsui Matsushima Co., Ltd.	15,000	24,214
Miura Co., Ltd.	10,400	236,375
MonotaRO Co., Ltd.	4,800	132,484
Nachi-Fujikoshi Corp.	26,000	117,415
Namura Shipbuilding Co., Ltd.	5,500	52,671
Nichias Corp.	19,000	123,060
Nippon Road Co., Ltd.	6,000	30,720
Nishimatsu Construction Co., Ltd.	12,000	24,957
Nishio Rent All Co., Ltd.	2,000	40,921
Nitto Boseki Co., Ltd.	78,000	248,735
Noritz Corp.	20,000	327,804
Oiles Corp. (c)	10,000	206,883
Okabe Co., Ltd.	10,000	91,211
Okumura Corp.	108,000	394,672
OSG Corp.	9,300	137,785
Penta-Ocean Construction Co., Ltd.	50,000	123,793
Sankyo Tateyama, Inc.	10,000	218,767
Sanwa Holdings Corp.	45,000	239,762
Shima Seiki Manufacturing Ltd.	9,300	210,914
Sintokogio Ltd.	26,000	211,914
Sodick Co., Ltd.	9,300	49,182
Sumitomo Densetsu Co., Ltd.	2,800	36,603
Sumitomo Mitsui Construction Co., Ltd. *	49,900	39,040
Tadano Ltd. (c)	3,000	35,801
Taikisha Ltd.	10,000	222,827
Takaoka Toko Holdings Co., Ltd.	3,200	49,248
Takasago Thermal Engineering Co., Ltd.	20,000	164,397
Takuma Co., Ltd.	4,000	31,295
Toa Corp. *	16,000	22,659
Totetsu Kogyo Co., Ltd.	1,700	25,692
Tsubakimoto Chain Co.	24,000	149,502
Tsugami Corp.	5,000	30,948
Wakita & Co., Ltd.	3,000	30,899
YAMABIKO Corp.	900	29,146
Yokogawa Bridge Holdings Corp.	2,000	18,064

		7,683,628

Commercial & Professional Services 0.4%
Daiseki Co., Ltd. (c)	10,800	178,084
Duskin Co., Ltd.	21,600	380,767
Meitec Corp.	11,100	261,079
Mitsubishi Pencil Co., Ltd.	10,000	183,115
Moshi Moshi Hotline, Inc.	1,900	21,169
Nissha Printing Co., Ltd. *(c)	5,100	91,873

		1,116,087

Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	10,000	95,469
Fujibo Holdings, Inc.	10,000	23,273
Gunze Ltd.	100,000	242,634
JVC Kenwood Corp.	30,000	78,435
Mizuno Corp.	39,000	178,054
Pressance Corp.	1,200	40,168
Sangetsu Co., Ltd.	10,800	258,836
Seiko Holdings Corp.	18,000	75,227
Tamron Co., Ltd.	10,000	243,328
Token Corp.	1,000	50,607
Tomy Co., Ltd.	55,800	253,649
TSI Holdings Co., Ltd.	27,900	181,810

		1,721,490

Consumer Services 0.6%
Accordia Golf Co., Ltd.	400	424,659
Colowide Co., Ltd.	8,000	72,176
Doutor Nichires Holdings Co., Ltd.	20,000	266,204
HIS Co., Ltd.	4,100	164,244
Resorttrust, Inc.	9,300	249,873
Round One Corp.	3,600	22,390
Saizeriya Co., Ltd.	6,400	83,284
Tokyo Dome Corp.	9,000	52,855
Tokyotokeiba Co., Ltd. (c)	19,000	69,057
Yomiuri Land Co., Ltd. (c)	5,000	40,158
Zensho Holdings Co., Ltd. (c)	10,000	112,503

		1,557,403

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	9,300	347,225
IBJ Leasing Co., Ltd.	10,000	319,881
Ichiyoshi Securities Co., Ltd.	2,600	33,268
Jaccs Co., Ltd.	14,000	74,731
Japan Securities Finance Co., Ltd.	20,000	152,711
kabu.com Securities Co., Ltd.	35,400	215,958
Kyokuto Securities Co., Ltd.	1,500	28,537
Marusan Securities Co., Ltd.	3,900	27,500

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Monex Group, Inc.	132	50,525
Okasan Securities Group, Inc.	11,000	98,589
Tokai Tokyo Financial Holdings, Inc.	11,000	76,801
Toyo Securities Co., Ltd.	4,000	13,786

		1,439,512

Energy 0.1%
Itochu Enex Co., Ltd.	10,000	53,578
Modec, Inc.	3,200	99,827
Shinko Plantech Co., Ltd.	10,000	72,889
Toyo Kanetsu KK	17,000	51,854

		278,148

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,400	54,558
Arcs Co., Ltd.	10,000	177,272
Cocokara fine, Inc.	10,000	323,842
Izumiya Co., Ltd.	10,000	43,476
Kusuri No Aoki Co., Ltd.	700	43,674
Ministop Co., Ltd.	2,600	41,868
Okuwa Co., Ltd.	4,000	39,495
Valor Co., Ltd.	10,000	180,639

		904,824

Food, Beverage & Tobacco 0.4%
Fuji Oil Co., Ltd.	18,600	283,858
Fujiya Co., Ltd. (c)	100,000	194,108
Hokuto Corp.	10,000	178,064
Megmilk Snow Brand Co., Ltd.	10,000	144,194
Morinaga Milk Industry Co., Ltd.	108,000	308,037

		1,108,261

Health Care Equipment & Services 0.5%
Asahi Intecc Co., Ltd.	400	21,233
Jeol Ltd.	7,000	35,355
Nagaileben Co., Ltd.	10,000	151,127
Nihon Kohden Corp.	10,000	361,476
Nikkiso Co., Ltd.	5,000	66,452
Ship Healthcare Holdings, Inc.	10,000	363,951
Toho Holdings Co., Ltd.	20,000	362,466
Tokai Corp.	500	12,934
Tsukui Corp.	3,800	39,628

		1,414,622

Household & Personal Products 0.3%
Aderans Co., Ltd.	11,700	161,755
Dr Ci:Labo Co., Ltd. (c)	20	57,836
Fancl Corp.	20,800	229,063
Mandom Corp.	10,800	344,402

		793,056

Materials 1.4%
Adeka Corp.	30,000	272,741
Asahi Holdings, Inc.	10,000	169,448
Daio Paper Corp.	10,000	56,945
Earth Chemical Co., Ltd.	10,000	333,746
Fujimi, Inc.	10,000	113,890
Fujimori Kogyo Co., Ltd.	1,200	35,949
Hokuetsu Kishu Paper Co., Ltd.	13,500	60,030
Konishi Co., Ltd.	900	15,099
Kureha Corp.	32,000	116,306
Kurimoto Ltd.	8,000	20,599
Kyoei Steel Ltd. (c)	10,000	159,445
Nihon Parkerizing Co., Ltd.	7,000	121,178
Nippon Light Metal Holdings Co., Ltd.	224,400	257,790
Nippon Soda Co., Ltd.	33,000	158,831
NOF Corp.	32,000	170,815
Sanyo Special Steel Co., Ltd. (c)	30,000	144,095
Sumitomo Light Metal Industries Ltd.	100,000	105,967
Toagosei Co., Ltd.	58,000	241,248
Toho Zinc Co., Ltd.	25,000	82,199
Tokuyama Corp. (c)	93,000	303,016
Tokyo Ohka Kogyo Co., Ltd.	10,000	218,767
Tokyo Steel Manufacturing Co., Ltd. (c)	13,900	49,281
Tokyo Tekko Co., Ltd.	7,000	24,471
Topy Industries Ltd.	50,000	101,015
Toyo Ink SC Holdings Co., Ltd.	50,000	229,760

		3,562,631

Media 0.2%
Avex Group Holdings, Inc.	10,000	306,511
Gakken Holdings Co., Ltd.	9,000	25,848
Kadokawa Group Holdings, Inc. (c)	10,000	295,717

		628,076

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	2,000	13,152
JCR Pharmaceuticals Co., Ltd.	2,300	50,111
Nichi-iko Pharmaceutical Co., Ltd.	10,800	239,477
Seikagaku Corp.	22,000	270,166

		572,906

Real Estate 0.5%
Daibiru Corp.	10,000	117,158
Daikyo, Inc.	100,000	307,007
Heiwa Real Estate Co., Ltd.	10,000	185,194
Kenedix, Inc. *	512	278,374
Leopalace21 Corp. *	30,000	139,639
Takara Leben Co., Ltd.	3,000	45,605
TOC Co., Ltd.	20,000	138,846

		1,211,823

Retailing 0.8%
AOKI Holdings, Inc.	2,600	76,037
Arata Corp.	11,000	39,544
Arc Land Sakamoto Co., Ltd.	10,000	186,383
ASKUL Corp.	1,100	16,983
Bic Camera, Inc. (c)	100	40,456
DCM Holdings Co., Ltd.	20,000	153,107
EDION Corp. (c)	20,000	98,638
Geo Holdings Corp.	100	94,875
Gulliver International Co., Ltd.	18,600	117,706
Joshin Denki Co., Ltd.	10,000	77,148
Matsuya Co., Ltd. *	1,000	13,330
Megane TOP Co., Ltd.	10,000	137,955
Start Today Co., Ltd.	9,300	138,798
Tsutsumi Jewelry Co., Ltd.	10,000	242,040
United Arrows Ltd.	9,300	344,001
Xebio Co., Ltd.	10,000	196,583
Yellow Hat Ltd.	10,000	188,859

		2,162,443

Semiconductors & Semiconductor Equipment 0.2%
Mitsui High-Tec, Inc.	1,700	11,836
Sanken Electric Co., Ltd.	18,000	94,122

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Seimitsu Co., Ltd.	10,000	214,013
UKC Holdings Corp.	1,400	24,735
Ulvac, Inc. *	4,300	44,288

		388,994

Software & Services 0.5%
Dwango Co., Ltd.	14	73,067
Fuji Soft, Inc.	10,000	217,380
GMO internet, Inc.	14,600	141,554
Ines Corp.	11,400	81,852
Internet Initiative Japan, Inc.	2,400	81,406
IT Holdings Corp.	10,000	139,936
Net One Systems Co., Ltd.	20,000	165,784
Nihon Unisys Ltd.	20,000	184,006
Transcosmos, Inc.	10,000	143,798

		1,228,783

Technology Hardware & Equipment 1.0%
Amano Corp.	10,400	109,382
Canon Electronics, Inc.	10,000	182,719
Daiwabo Holdings Co., Ltd. (c)	100,000	168,359
Enplas Corp.	1,400	86,101
Horiba Ltd.	9,800	352,790
Hosiden Corp.	40,000	212,726
Mitsumi Electric Co., Ltd. *	2,600	18,153
Nichicon Corp.	24,600	238,265
Nippon Chemi-Con Corp. *	5,000	18,321
Oki Electric Industry Co., Ltd. *	100,000	191,136
Riso Kagaku Corp.	2,600	56,570
Ryosan Co., Ltd.	10,800	202,149
Star Micronics Co., Ltd.	10,000	107,254
Toko, Inc. *	5,000	14,657
Topcon Corp.	10,000	109,928
Wacom Co., Ltd. (c)	40,000	503,887

		2,572,397

Transportation 0.2%
Iino Kaiun Kaisha Ltd.	2,300	13,052
Japan Airport Terminal Co., Ltd.	20,000	254,122
Nippon Konpo Unyu Soko Co., Ltd.	10,000	143,798
The Sumitomo Warehouse Co., Ltd.	32,000	173,984

		584,956

		34,695,329

Netherlands 1.9%

Capital Goods 0.4%
Aalberts Industries N.V.	19,090	433,951
Arcadis N.V.	11,083	309,032
Grontmij *	7,791	33,845
Koninklijke BAM Groep N.V.	44,662	222,267
Royal Imtech N.V. *(c)	15,173	182,523

		1,181,618

Commercial & Professional Services 0.0%
USG People N.V.	2,058	15,739

Consumer Durables & Apparel 0.0%
TomTom N.V. *(c)	12,054	63,441

Diversified Financials 0.1%
BinckBank N.V.	17,299	158,506

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	3,940	132,660

Food, Beverage & Tobacco 0.3%
CSM N.V.	14,897	312,186
Nutreco N.V.	12,154	521,456

		833,642

Insurance 0.2%
Delta Lloyd N.V.	28,324	556,859

Materials 0.1%
APERAM	7,210	97,600
Koninklijke Ten Cate N.V.	6,747	165,657

		263,257

Real Estate 0.3%
Eurocommercial Properties N.V.	9,045	358,351
VastNed Retail N.V.	4,719	208,764
Wereldhave N.V.	3,844	273,253

		840,368

Retailing 0.0%
Beter Bed Holding N.V.	3,012	50,746

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. (c)	10,448	373,450

Software & Services 0.1%
Unit 4 N.V.	5,024	177,102

Technology Hardware & Equipment 0.1%
TKH Group N.V.	10,496	269,064

Transportation 0.1%
PostNL N.V. *	62,257	169,842

		5,086,294

New Zealand 0.6%

Energy 0.0%
New Zealand Oil & Gas Ltd.	106,894	68,616

Health Care Equipment & Services 0.1%
Ryman Healthcare Ltd.	55,800	293,221

Insurance 0.0%
Tower Ltd.	34,782	52,974

Materials 0.1%
Nuplex Industries Ltd. (c)	42,754	96,480

Real Estate 0.1%
Goodman Property Trust	243,082	215,155
Precinct Properties New Zealand Ltd.	100,480	87,334

		302,489

Retailing 0.1%
Kathmandu Holdings Ltd.	27,969	63,562
Trade Me Ltd.	30,838	121,722

		185,284

Transportation 0.1%
Freightways Ltd.	30,144	102,397
Mainfreight Ltd.	10,048	82,687

		185,084

Utilities 0.1%
Infratil Ltd.	170,436	309,865

		1,494,013

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 2.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	8,546	75,507
Sparebanken 1 SMN	30,767	266,609

		342,116

Commercial & Professional Services 0.2%
Tomra Systems A.S.A.	45,293	404,027

Diversified Financials 0.0%
Aker A.S.A., A Shares	2,790	87,936

Energy 0.9%
BW Offshore Ltd.	35,718	47,519
Det Norske Oljeselskap A.S.A. *	10,775	169,714
DNO International A.S.A. *	211,008	377,885
Fred. Olsen Energy A.S.A. (c)	5,885	247,981
Kvaerner A.S.A.	19,797	37,506
Petroleum Geo-Services A.S.A.	37,680	562,116
Prosafe SE	40,192	377,646
Songa Offshore SE *(c)	22,859	21,556
TGS Nopec Geophysical Co. A.S.A. (c)	18,584	652,048

		2,493,971

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A. (c)	15,072	89,631
Cermaq A.S.A.	12,560	232,615
Marine Harvest	452,172	470,192

		792,438

Insurance 0.1%
Storebrand A.S.A. *	42,546	201,617

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	9,254	360,698

Real Estate 0.1%
Norwegian Property A.S.A.	118,598	171,082

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	41,551	136,257
Renewable Energy Corp. A.S.A. *(c)	196,608	77,368

		213,625

Software & Services 0.1%
Atea A.S.A.	23,657	237,155
Opera Software A.S.A.	10,048	75,461

		312,616

Transportation 0.1%
Golden Ocean Group Ltd. *	34,727	38,353
Norwegian Air Shuttle A.S.A. *	1,386	69,801
Wilh Wilhelmsen A.S.A.	12,822	100,216

		208,370

		5,588,496

Portugal 0.4%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	1,808,375	250,771

Capital Goods 0.1%
Mota - Engil SGPS S.A.	5,265	14,841
Sonae	224,331	223,574

		238,415

Materials 0.1%
Altri SGPS S.A.	26,980	66,436
Portucel S.A.	37,523	132,759
Semapa-Sociedade de Investimento e Gestao	2,560	22,574

		221,769

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	81,777	370,940

		1,081,895

Republic of Korea 5.0%

Automobiles & Components 0.2%
Kumho Tire Co., Inc. *	13,440	148,117
Nexen Tire Corp.	9,130	131,733
Ssangyong Motor Co. *	20,300	158,131

		437,981

Banks 0.0%
Jeonbuk Bank	18,054	102,440

Capital Goods 0.5%
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,290	26,848
Hyundai Elevator Co., Ltd. *	2,790	197,328
iMarketKorea, Inc.	6,000	123,750
Kolon Global Corp. *	20,000	75,153
Korea Electric Terminal Co., Ltd.	2,000	62,229
Kumho Electric Co., Ltd.	890	28,361
LG International Corp.	9,293	298,195
LS Industrial Systems Co., Ltd.	2,126	114,797
S&T Dynamics Co., Ltd.	3,200	38,948
STX Offshore & Shipbuilding Co., Ltd. *	15,000	51,717
Sung Kwang Bend Co., Ltd.	3,300	81,646
Taihan Electric Wire Co., Ltd. *	19,579	51,733
TK Corp. *	3,399	75,069

		1,225,774

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	1,420	71,522

Consumer Durables & Apparel 0.3%
Fila Korea Ltd.	1,500	90,820
Handsome Co., Ltd.	2,000	54,882
Hanssem Co., Ltd.	2,000	57,980
LG Fashion Corp.	5,800	160,441
Youngone Corp.	4,000	148,712
Youngone Holdings Co., Ltd.	1,780	116,755

		629,590

Consumer Services 0.3%
Grand Korea Leisure Co., Ltd.	2,500	81,880
Hana Tour Service, Inc.	2,970	188,501
Hotel Shilla Co., Ltd.	7,420	410,507
MegaStudy Co., Ltd.	600	36,434
Paradise Co., Ltd.	4,500	97,393

		814,715

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
KIWOOM Securities Co., Ltd.	2,840	162,149
Macquarie Korea Infrastructure Fund	48,740	319,267
TONGYANG Securities, Inc.	32,590	118,423

		599,839

Energy 0.1%
SK Gas Co., Ltd.	2,000	145,348

Food & Staples Retailing 0.0%
Dongsuh Cos., Inc.	3,600	88,590

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	96,875
Daesang Corp.	8,430	269,011
Lotte Samkang Co., Ltd.	160	104,524
Maeil Dairy Industry Co., Ltd.	2,000	80,375
Namyang Dairy Products Co., Ltd.	80	67,416
Ottogi Corp.	400	139,152
Samyang Holdings Corp.	1,310	102,045

		859,398

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	64,300
Osstem Implant Co., Ltd. *	1,091	29,793

		94,093

Household & Personal Products 0.0%
Able C&C Co., Ltd.	530	21,464

Insurance 0.2%
Korean Reinsurance Co.	23,700	239,161
LIG Insurance Co., Ltd.	7,100	156,179
Meritz Fire & Marine Insurance Co., Ltd.	19,082	222,964

		618,304

Materials 0.7%
Capro Corp.	4,950	41,758
CNK International Co., Ltd. *	6,671	28,108
EG Corp.	2,310	58,072
Foosung Co., Ltd. *	20,000	84,978
Hanil Cement Co., Ltd.	490	24,723
Hansol Paper Co.	5,000	63,734
Huchems Fine Chemical Corp.	4,000	78,251
Kolon Industries, Inc.	2,920	131,564
Lock & Lock Co., Ltd.	2,000	40,011
Poongsan Corp.	5,250	126,870
Seah Besteel Corp.	9,890	292,839
SK Chemicals Co., Ltd.	5,070	193,654
Soulbrain Co., Ltd.	1,540	63,116
Ssangyong Cement Industrial Co., Ltd. *	7,030	51,463
Taekwang Industrial Co., Ltd.	240	222,856
Young Poong Corp.	186	262,609

		1,764,606

Media 0.2%
CJ CGV Co., Ltd.	4,500	216,694
KT Skylife Co., Ltd.	2,500	87,966
SBS Media Holdings Co., Ltd.	3,500	18,279
SM Entertainment Co. *	1,728	61,720
Tera Resource Co., Ltd. *	19,260	18,157
YG Entertainment, Inc.	582	33,899

		436,715

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Chong Kun Dang Pharm Corp.	1,310	67,489
Daewoong Pharmaceutical Co., Ltd.	3,000	182,172
Dong-A Pharmaceutical Co., Ltd.	1,113	123,645
Dong-A ST Co., Ltd. *	1,886	237,899
Green Cross Cell Corp. *	1,150	47,590
Green Cross Corp.	431	51,696
Hanmi Pharm Co., Ltd. *	920	138,444
Ilyang Pharmaceutical Co., Ltd.	1,500	42,091
Komipharm International Co., Ltd. *	3,742	29,480
LG Life Sciences Ltd. *	3,920	175,232
Medipost Co., Ltd. *	1,901	137,312
Medy-Tox, Inc.	416	44,373
Pharmicell Co., Ltd. *	2,810	11,902
Seegene, Inc. *	1,250	67,496
ViroMed Co., Ltd. *	1,507	54,693

		1,411,514

Retailing 0.4%
CJ O Shopping Co., Ltd.	618	174,891
GS Home Shopping, Inc.	705	152,770
Hyundai Greenfood Co. Ltd.	13,170	207,512
Hyundai Home Shopping Network Corp.	1,540	218,111
Interpark Corp.	7,700	58,958
Lotte Himart Co., Ltd.	2,000	148,358

		960,600

Semiconductors & Semiconductor Equipment 0.2%
GemVax & Kael Co., Ltd. *	3,295	108,793
Hansol Technics Co., Ltd. *	1,340	33,568
Melfas, Inc.	1,533	22,662
Seoul Semiconductor Co., Ltd.	11,280	354,466
Silicon Works Co., Ltd.	1,920	42,659
STS Semiconductor & Telecommunications *	2,630	14,038
Wonik IPS Co., Ltd. *	3,310	21,799

		597,985

Software & Services 0.2%
Ahnlab, Inc.	1,335	72,204
Com2uSCorp *	964	39,850
CUROCOM Co., Ltd. *	25,000	48,686
Daou Technology, Inc.	4,100	69,319
Gamevil, Inc. *	891	95,433
Haansoft, Inc.	5,000	84,536

		410,028

Technology Hardware & Equipment 0.4%
3S Korea Co., Ltd. *	4,761	27,646
Daeduck Electronics Co., Ltd.	9,350	90,214
Daeduck GDS Co., Ltd.	3,200	63,167
Interflex Co., Ltd. *	629	27,450
LG Innotek Co., Ltd. *	2,750	256,816
Partron Co., Ltd.	11,480	254,050
SFA Engineering Corp.	3,616	200,693
Sindoh Co., Ltd.	750	47,933

		967,969

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	50,200	226,627

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	118,741
Hanjin Shipping Holdings Co., Ltd. *	8,740	36,168

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanjin Transportation Co., Ltd.	3,950	84,266

		239,175

Utilities 0.1%
E1 Corp.	1,395	92,490
Samchully Co., Ltd.	1,305	144,974

		237,464

		12,961,741

Singapore 2.5%

Capital Goods 0.2%
Gallant Venture Ltd. *	500,000	136,401
Tat Hong Holdings Ltd. (c)	100,000	117,819
United Engineers Ltd.	14,000	31,882
Vard Holdings Ltd. (c)	100,000	88,562
Yoma Strategic Holdings Ltd. *(c)	179,813	120,146

		494,810

Commercial & Professional Services 0.1%
Blumont Group Ltd. *	247,251	207,240

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Consumer Services 0.1%
GuocoLeisure Ltd. (c)	100,000	63,654
Raffles Education Corp., Ltd. *	200,000	51,398

		115,052

Diversified Financials 0.0%
Asiasons Capital Ltd. *(c)	86,937	67,025

Energy 0.2%
Ezion Holdings Ltd.	112,000	201,922
Ezra Holdings Ltd. *(c)	216,000	166,528
Swiber Holdings Ltd. (c)	186,000	111,778

		480,228

Food, Beverage & Tobacco 0.2%
GMG Global Ltd.	1,906,000	173,321
Pacific Andes Resources Development Ltd. (c)	400,000	43,648
Super Group Ltd.	100,000	373,226

		590,195

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *(c)	200,000	188,985
Raffles Medical Group Ltd.	100,000	261,732

		450,717

Materials 0.1%
LionGold Corp., Ltd. *(c)	312,000	284,948
Midas Holdings Ltd. (c)	200,000	78,283

		363,231

Real Estate 1.0%
Ascendas India Trust (c)	100,000	60,096
Ascott Residence Trust (c)	100,000	106,354
CDL Hospitality Trusts	216,000	314,269
Fortune Real Estate Investment Trust	200,000	185,758
Frasers Centrepoint Trust	100,000	160,519
Keppel REIT (c)	279,000	313,272
Lippo Malls Indonesia Retail Trust	300,000	122,168
Mapletree Commercial Trust	279,000	294,520
Mapletree Industrial Trust	200,000	220,614
Mapletree Logistics Trust	474,000	453,517
Parkway Life Real Estate Investment Trust (c)	100,000	196,892
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (c)	100,000	96,469
Ying Li International Real Estate Ltd. *	186,000	70,597

		2,595,045

Software & Services 0.0%
CSE Global Ltd.	100,000	68,003

Transportation 0.2%
SATS Ltd.	200,000	515,558

Utilities 0.2%
Cityspring Infrastructure Trust	465,000	176,492
Hyflux Ltd. (c)	300,000	317,874
Sound Global Ltd. *(c)	200,000	99,632

		593,998

		6,541,102

Spain 1.6%

Capital Goods 0.4%
Abengoa S.A. (c)	35,218	83,526
Construcciones y Auxiliar de Ferrocarriles S.A.	728	303,331
Fomento de Construcciones y Contratas S.A. (c)	1,314	13,317
Gamesa Corp. Tecnologica S.A.	30,867	142,293
Obrascon Huarte Lain S.A.	14,286	526,835
Sacyr Vallehermoso S.A. *(c)	29,158	80,981

		1,150,283

Commercial & Professional Services 0.1%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	60,288	334,410

Consumer Services 0.1%
Melia Hotels International S.A.	20,452	150,818
NH Hoteles S.A. *	40,192	139,598

		290,416

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (c)	10,048	259,728

Energy 0.1%
Tecnicas Reunidas S.A.	6,554	317,165

Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	20,315	397,820
Viscofan S.A. (c)	5,885	289,977

		687,797

Insurance 0.1%
Grupo Catalana Occidente S.A.	12,771	297,922

Materials 0.1%
Ence Energia Y Celulosa S.A.	51,540	168,660
Tubacex S.A.	43,967	139,034

		307,694

Media 0.1%
Antena 3 de Television S.A.	18,805	123,806

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	11,954	144,234
Faes Farma S.A.	40,192	108,084
Zeltia S.A. *	40,083	90,908

		343,226

Software & Services 0.1%
Indra Sistemas S.A. (c)	9,636	127,068

		4,239,515

Sweden 3.0%

Capital Goods 0.6%
Concentric AB	3,031	31,806
Haldex AB	5,086	35,656
Lindab International AB *(c)	11,847	96,423
NCC AB, B Shares	15,686	375,218
Peab AB	42,428	220,278
Trelleborg AB, B Shares	48,949	757,027

		1,516,408

Commercial & Professional Services 0.2%
Intrum Justitia AB	5,024	105,627
Loomis AB, B Shares	17,325	334,928

		440,555

Consumer Durables & Apparel 0.1%
JM AB	10,048	217,679
Nobia AB	6,123	35,189

		252,868

Consumer Services 0.2%
Betsson AB *	7,146	173,087
Rezidor Hotel Group AB *	48,240	214,819
SkiStar AB (c)	700	8,135

		396,041

Diversified Financials 0.2%
Avanza Bank Holding AB (c)	8,700	194,693
Investment AB Oresund *	7,030	115,281
L E Lundbergforetagen AB, B Shares	8,952	337,232

		647,206

Food & Staples Retailing 0.2%
Axfood AB	7,585	319,398
ICA Gruppen AB *(a)	2,076	59,810
ICA Gruppen AB *	8,651	249,235

		628,443

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	10,048	526,813

Materials 0.2%
BillerudKorsnas AB	24,128	229,591
Hexpol AB	824	50,950
Hoganas AB, B Shares	5,873	285,389

		565,930

Media 0.0%
Eniro AB *	15,017	44,123

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Active Biotech AB *(c)	4,595	35,083
Meda AB, A Shares	35,980	462,809
Swedish Orphan Biovitrum AB *	21,801	135,129

		633,021

Real Estate 0.7%
Castellum AB	35,774	537,660
Fabege AB	30,844	341,757
Hufvudstaden AB, A Shares	25,129	330,227
Kungsleden AB	24,738	160,032
Wallenstam AB, B Shares	20,096	273,610
Wihlborgs Fastigheter AB	12,490	202,937

		1,846,223

Retailing 0.1%
CDON Group AB *	7,917	36,685
Mekonomen AB	4,218	129,135

		165,820

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	8,567	222,971

Transportation 0.0%
SAS AB *	21,174	46,030

		7,932,452

Switzerland 3.5%

Banks 0.2%
Basler Kantonalbank	1,046	103,554
St. Galler Kantonalbank AG - Reg’d	520	202,261
Valiant Holding AG - Reg’d	3,214	281,342

		587,157

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG *	1,860	51,268
Belimo Holding AG - Reg’d	108	246,928
Bucher Industries AG - Reg’d	2,006	471,816
Georg Fischer AG - Reg’d *	1,046	483,704
Huber & Suhner AG - Reg’d	5,265	248,272
Meyer Burger Technology AG *	8,662	70,228
OC Oerlikon Corp. AG - Reg’d *	45,631	553,982
Rieter Holding AG - Reg’d *	1,150	196,420
Schweiter Technologies AG	224	131,888

		2,454,506

Commercial & Professional Services 0.2%
Gategroup Holding AG *	2,512	52,355
Kaba Holding AG, B Shares - Reg’d *	1,046	408,764

		461,119

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	609	374,437

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	624	204,185

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	7,775	244,285

Food, Beverage & Tobacco 0.0%
Emmi AG *	400	118,383

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	16,032	196,307
Straumann Holding AG - Reg’d	409	56,346

		252,653

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,254	517,817

Materials 0.0%
Schmolz + Bickenbach AG - Reg’d *(c)	30,144	98,009

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Acino Holding AG - Reg’d *	380	37,026
Basilea Pharmaceutica *	377	28,208
Galenica AG - Reg’d	900	581,023
Tecan Group AG - Reg’d	2,923	260,286

		906,543

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,014	285,226
Mobimo Holding AG - Reg’d *	1,506	322,198

		607,424

Retailing 0.3%
Dufry AG - Reg’d *	4,518	617,247
Valora Holding AG - Reg’d	624	121,015

		738,262

Semiconductors & Semiconductor Equipment 0.1%
Ams AG	1,818	174,866

Software & Services 0.1%
Temenos Group AG - Reg’d *(c)	10,388	232,204

Technology Hardware & Equipment 0.1%
Kudelski S.A.	4,293	53,237
Logitech International S.A. - Reg’d *	35,674	247,220

		300,457

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	624	306,278
Panalpina Welttransport Holding AG - Reg’d	3,844	383,158

		689,436

Utilities 0.1%
Alpiq Holding AG *	377	45,966
BKW AG	3,204	106,511

		152,477

		9,114,220

United Kingdom 20.9%

Banks 0.1%
Paragon Group Cos. plc	81,603	372,269

Capital Goods 3.0%
Ashtead Group plc	91,938	879,533
Balfour Beatty plc	110,062	388,962
Bodycote plc	36,398	303,507
Carillion plc	78,788	306,868
Chemring Group plc	34,264	146,700
DCC plc	15,087	571,835
Fenner plc	34,762	181,824
Galliford Try plc	13,950	202,190
Interserve plc	27,381	202,746
Keller Group plc	10,048	144,416
Kier Group plc	7,030	132,055
Morgan Crucible Co. plc	49,234	218,706
Qinetiq Group plc	123,843	347,916
Rotork plc	16,219	703,264
Senior plc	100,480	418,015
SIG plc	142,384	381,224
Spirax-Sarco Engineering plc *	16,296	700,426
Travis Perkins plc	44,175	1,078,947
Ultra Electronics Holdings plc	13,607	362,668
Vesuvius plc	53,678	309,737

		7,981,539

Commercial & Professional Services 1.3%
Berendsen plc	42,536	492,372
Cape plc	14,438	58,281
De La Rue plc	21,437	310,381
Hays plc	105,612	150,351
Homeserve plc	52,867	212,161
ITE Group plc	44,219	196,831
Michael Page International plc	61,696	359,932
Mitie Group plc	83,507	329,046
Regus plc	171,529	436,373
RPS Group plc	62,846	200,090
Shanks Group plc	70,336	92,240
Sthree plc	20,096	107,474
WS Atkins plc	27,363	365,276

		3,310,808

Consumer Durables & Apparel 1.8%
Barratt Developments plc *	187,400	908,607
Bellway plc	28,634	554,371
Bovis Homes Group plc	24,823	282,821
Persimmon plc *	50,740	938,509
Redrow plc *	87,651	297,801
Taylor Wimpey plc	624,500	938,757
The Berkeley Group Holdings plc	20,862	669,583

		4,590,449

Consumer Services 1.4%
Betfair Group plc	10,048	123,089
Bwin.Party Digital Entertainment plc	140,672	274,055
Dignity plc	14,283	292,985
Domino’s Pizza Group plc	28,996	311,023
Enterprise Inns plc *	75,944	130,222
Greene King plc	47,659	552,034
J.D. Wetherspoon plc	21,068	210,333
Marston’s plc	143,330	310,743
Millennium & Copthorne Hotels plc	38,736	328,875
Mitchells & Butlers plc *	63,436	365,466
Restaurant Group plc	48,841	383,938
Spirit Pub Co. plc	59,150	60,084
Thomas Cook Group plc *	114,956	248,879

		3,591,726

Diversified Financials 1.5%
Close Brothers Group plc	27,471	413,156
F&C Asset Management plc	100,480	146,778
Henderson Group plc	128,116	326,706
IG Group Holdings plc	63,914	561,051
Intermediate Capital Group plc	89,655	636,134
International Personal Finance	49,075	386,522
Jupiter Fund Management plc	50,240	248,311
Provident Financial plc	25,120	586,500
Rathbone Brothers plc	8,192	192,508
SVG Capital plc *	32,064	193,525
Tullett Prebon plc	47,443	211,541

		3,902,732

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 1.0%
Afren plc *	186,694	371,357
Anglo Pacific Group plc	10,048	37,437
Bumi plc *(a)(b)	12,054	37,910
Enquest plc *	142,384	277,607
Genel Energy plc *	4,244	60,804
Heritage Oil plc *	20,096	43,234
Hunting plc	30,644	403,732
Lamprell plc *	20,898	50,614
Ophir Energy plc *	47,186	282,649
Premier Oil plc	92,944	507,144
Salamander Energy plc *	71,985	189,898
SOCO International plc *	58,396	341,831

		2,604,217

Food & Staples Retailing 0.2%
Booker Group plc	214,567	410,860
Greggs plc	27,126	167,464

		578,324

Food, Beverage & Tobacco 0.6%
Britvic plc	57,615	462,956
Cranswick plc	18,932	323,481
Dairy Crest Group plc	49,677	366,258
Devro plc	63,649	313,619
Greencore Group plc	20,116	39,647
Premier Foods plc *	29,183	31,856

		1,537,817

Health Care Equipment & Services 0.1%
United Drug plc	49,044	243,663

Household & Personal Products 0.1%
PZ Cussons plc	60,288	341,572

Insurance 1.3%
Amlin plc	87,272	552,143
Beazley plc	145,745	521,917
Catlin Group Ltd.	70,189	535,260
Hiscox Ltd.	64,684	543,784
Jardine Lloyd Thompson Group plc	25,461	342,781
Lancashire Holdings Ltd.	32,450	391,366
Phoenix Group Holdings	19,350	189,807
St. James’s Place plc	35,631	317,368

		3,394,426

Materials 1.6%
Alent plc	53,678	301,599
Aquarius Platinum Ltd. *	52,908	33,690
AZ Electronic Materials S.A.	71,620	347,574
Centamin plc *	160,710	93,660
DS Smith plc	186,918	687,212
Elementis plc	78,372	279,464
Filtrona plc	45,216	478,150
Hochschild Mining plc	37,503	144,193
Kenmare Resources plc *	334,352	155,520
Mondi plc	68,574	906,055
New World Resources plc	10,337	15,672
Petra Diamonds Ltd. *	28,659	50,228
Petropavlovsk plc	30,436	63,633
RPC Group plc	25,120	152,833
Synthomer plc	26,212	81,268
Victrex plc	16,530	426,541

		4,217,292

Media 0.3%
Rightmove plc	16,072	498,544
UBM plc	35,168	388,423

		886,967

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
BTG plc *	70,336	383,358
Dechra Pharmaceuticals plc	15,072	156,299
Genus plc	11,695	253,018
Hikma Pharmaceuticals plc	29,723	437,112

		1,229,787

Real Estate 1.3%
Big Yellow Group plc	36,286	227,535
Capital & Counties Properties plc	122,141	606,088
Derwent London plc	16,206	586,730
Grainger plc	76,967	180,285
Great Portland Estates plc	63,319	531,829
Helical Bar plc	30,906	124,170
Londonmetric Property plc	109,869	190,892
Savills plc	34,814	313,258
Shaftesbury plc	43,859	409,274
Unite Group plc	41,335	226,357

		3,396,418

Retailing 1.5%
Darty plc	59,070	63,809
Debenhams plc	281,350	401,175
Dixons Retail plc *	501,623	315,764
Dunelm Group plc	15,072	204,856
Halfords Group plc	43,131	215,136
Home Retail Group plc	146,417	346,959
Howden Joinery Group plc	135,648	481,646
Inchcape plc	77,366	643,947
Mothercare plc *	9,228	48,932
N Brown Group plc	60,288	419,081
Ocado Group plc *(c)	57,292	236,087
Sports Direct International plc *	15,076	116,912
SuperGroup plc *	3,744	43,821
WH Smith plc	24,114	276,571

		3,814,696

Semiconductors & Semiconductor Equipment 0.2%
CSR plc	33,067	276,734
Imagination Technologies Group plc *	39,298	209,363

		486,097

Software & Services 0.7%
Aveva Group plc	12,212	447,683
Computacenter plc *	20,096	140,973
Fidessa Group plc	9,793	289,668
Micro Focus International plc	37,187	386,762
Playtech plc	9,969	101,113
SDL plc	10,048	58,300
Telecity Group plc	28,132	413,927
Xchanging plc	22,445	46,024

		1,884,450

Technology Hardware & Equipment 1.1%
Domino Printing Sciences plc	17,134	176,643
Electrocomponents plc	91,989	375,578
Halma plc	55,264	433,172
Laird plc	56,350	179,920
Oxford Instruments plc	12,684	323,644

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pace plc	41,908	160,113
Premier Farnell plc	90,432	292,169
Renishaw plc	5,024	133,295
Spectris plc	16,285	515,274
Spirent Communications plc	142,384	289,480

		2,879,288

Telecommunication Services 0.3%
Cable & Wireless Communications plc	240,256	158,377
Colt Group S.A. *	118,598	195,090
Kcom Group plc	90,432	114,961
TalkTalk Telecom Group plc	100,480	348,092

		816,520

Transportation 0.7%
BBA Aviation plc	85,408	363,082
FirstGroup plc	90,142	170,694
Go-Ahead Group plc	14,188	330,615
National Express Group plc	112,888	343,839
Stagecoach Group plc	111,386	499,524
Stobart Group Ltd. (c)	118,598	160,028

		1,867,782

Utilities 0.3%
APR Energy plc (c)	10,558	132,858
Pennon Group plc	57,507	595,919
Telecom Plus plc	1,216	24,427

		753,204

		54,682,043

Total Common Stock
(Cost $241,815,006)		257,247,188

Other Investment Companies 0.5% of net assets

Switzerland 0.3%
BB Biotech AG - Reg’d *	2,558	317,218
Schroder ImmoPLUS	216	242,426
Swisscanto Real Estate Fund Ifca	1,998	246,939

		806,583

United Kingdom 0.1%
F&C Commercial Property Trust Ltd.	106,746	176,079

United States 0.1%
iShares MSCI EAFE Small Cap Index Fund	500	21,855
State Street Institutional U.S. Government Money Market Fund	292,911	292,911

		314,766

Total Other Investment Companies
(Cost $1,181,091)		1,297,428

Preferred Stock 0.5% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	2,861	134,225
KSB AG	208	117,127

		251,352

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	673	84,168

Media 0.3%
ProSiebenSat.1 Media AG	20,023	801,849

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,000	71,539

		1,208,908

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	55,800	175,296

Total Preferred Stock
(Cost $1,078,008)		1,384,204

Rights 0.0% of net assets

Greece 0.0%

Banks 0.0%
National Bank of Greece S.A. *	21,000	21,773

Diversified Financials 0.0%
Marfin Investment Group Holdings S.A. *	150,032	194

		21,967

Sweden 0.0%

Retailing 0.0%
CDON Group AB *	7,542	7,829

Total Rights
(Cost $36,590)		29,796

Warrants 0.0% of net assets

Greece 0.0%

Banks 0.0%
Alpha Bank AE *(a)	128,042	—

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.0%

Real Estate 0.0%
Africa Israel Investments Ltd. *	3,484	674

Total Warrants
(Cost $—)		674

End of Investments

Collateral Invested for Securities on Loan 4.3% of net assets

State Street Institutional U.S. Government Money Market Fund	11,389,205	11,389,205

Total Collateral Invested for Securities on Loan
(Cost $11,389,205)		11,389,205

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $244,122,432 and the unrealized appreciation and depreciation were $37,396,791 and ($21,559,933), respectively, with a net unrealized appreciation of $15,836,858.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $60,377 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$177,130,439	$—	$—	$177,130,439
Australia[1]	15,337,696	—	—	15,337,696
Consumer Durables & Apparel	200,357	—	19,693	220,050
Greece[1]	1,573,646	—	—	1,573,646
Banks	348,395	—	22,467	370,862
Sweden[1]	7,304,009	—	—	7,304,009
Food & Staples Retailing	568,633	—	59,810	628,443
United Kingdom[1]	52,077,826	—	—	52,077,826
Energy	2,566,307	—	37,910	2,604,217
Other Investment Companies[1]	1,297,428	—	—	1,297,428
Preferred Stock[1]	1,384,204	—	—	1,384,204
Rights[1]	29,796	—	—	29,796
Warrants[1]	674	—	—	674

Total	$259,819,410	$—	$139,880	$259,959,290

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,389,205	$—	$—	$11,389,205

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Australia	$—	$—	($35,084)	$14,648	$—	$40,129	$—	$19,693
Greece	—	—	(61,044)	31,329	—	52,182	—	22,467
Sweeden	—	—	22,123	37,687	—	—	—	59,810
United Kingdom	—	(167,401)	126,241	53,398	(43,829)	69,501	—	37,910
Rights
Australia	19,152	1,242	(19,152)	—	(1,242)	—	—	—
Norway	1,383	—	(1,383)	—	—	—	—	—

Total	$20,535	($166,159)	$31,701	$137,062	($45,071)	$161,812	$—	$139,880

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 or Level 2 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2013.

REG56691MAY13

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

93.5%		Common Stock	797,467,523	793,534,002
0.0%		Corporate Bonds	1,836	255
0.3%		Other Investment Companies	2,210,001	2,178,726
5.7%		Preferred Stock	59,980,343	48,584,138
0.0%		Rights	—	62,301

99.5%		Total Investments	859,659,703	844,359,422
0.8%		Collateral Invested for Securities on Loan	6,850,012	6,850,012
(0	.3)%	Other Assets and Liabilities, Net		(2,224,598)

100.0%		Net Assets		848,984,836

	Number	Value
Security	of Shares	($)

Common Stock 93.5% of net assets

Brazil 9.0%

Banks 2.0%
Banco Bradesco S.A.	170,000	2,845,889
Banco Bradesco S.A. ADR	514,745	8,302,837
Banco do Brasil S.A.	272,000	3,239,690
Banco Santander Brasil S.A. ADR	196,180	1,398,763
Itau Unibanco Holding S.A.	74,800	1,108,382

		16,895,561

Capital Goods 0.3%
Embraer S.A. ADR	45,676	1,656,668
Weg S.A.	68,000	903,032

		2,559,700

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	82,960	661,330
MRV Engenharia e Participacoes S.A.	81,600	254,456
PDG Realty S.A. Empreendimentos e Participacoes	304,640	329,989

		1,245,775

Diversified Financials 0.5%
BM&FBOVESPA S.A.	548,796	3,615,664
CETIP S.A. - Mercados Organizados	35,713	389,359
Grupo BTG Pactual	45,676	701,455

		4,706,478

Energy 1.4%
Cosan S.A. Industria e Comercio	34,000	754,121
OGX Petroleo e Gas Participacoes S.A. *	306,000	198,016
Petroleo Brasileiro S.A. ADR	465,028	8,263,548
Ultrapar Participacoes S.A. ADR	102,000	2,573,460

		11,789,145

Food & Staples Retailing 0.0%
Raia Drogasil S.A.	34,000	366,378

Food, Beverage & Tobacco 1.1%
BRF S.A. ADR	245,723	5,732,717
Companhia de Bebidas das Americas ADR	34,000	1,276,700
JBS S.A.	142,800	468,735
Souza Cruz S.A.	136,000	1,853,893

		9,332,045

Household & Personal Products 0.2%
Hypermarcas S.A.	67,976	545,070
Natura Cosmeticos S.A.	58,000	1,379,457

		1,924,527

Insurance 0.1%
BB Seguridade Participacoes S.A. *	68,000	588,948
Porto Seguro S.A.	27,200	336,341
Sul America S.A.	33,001	214,327

		1,139,616

Materials 0.9%
Companhia Siderurgica Nacional S.A. ADR (a)	227,120	715,428
Duratex S.A. *	89,137	618,615
Fibria Celulose S.A. ADR *(a)	34,000	373,320
Gerdau S.A.	34,000	192,118
Usinas Siderurgicas de Minas Gerais S.A. *	68,000	287,937
Vale S.A. ADR (a)	368,900	5,312,160

		7,499,578

Real Estate 0.2%
BR Malls Participacoes S.A.	106,160	1,095,177
Multiplan Empreendimentos Imobiliarios S.A.	17,000	446,334

		1,541,511

Retailing 0.2%
Cia Hering	20,222	364,983
Lojas Americanas S.A.	30,370	227,289
Lojas Renner S.A.	34,000	1,187,780

		1,780,052

Software & Services 0.4%
Cielo S.A.	98,600	2,542,965
Totvs S.A.	34,000	601,862

		3,144,827

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.4%
Oi S.A. ADR (a)	257,049	480,682
Oi S.A. ADR	66,300	128,622
Telefonica Brasil S.A. ADR	52,700	1,302,217
Tim Participacoes S.A.	42,225	161,372
Tim Participacoes S.A. ADR	49,859	955,298

		3,028,191

Transportation 0.5%
All America Latina Logistica S.A.	205,360	1,025,572
CCR S.A.	306,000	2,803,798
Localiza Rent a Car S.A.	13,650	210,714

		4,040,084

Utilities 0.7%
Centrais Eletricas Brasileiras S.A. ADR	114,920	296,494
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	81,600	1,037,952
Companhia Energetica de Minas Gerais ADR (a)	158,214	1,648,590
CPFL Energia S.A. ADR (a)	33,660	716,621
EDP - Energias do Brasil S.A.	102,000	605,050
Light S.A.	34,000	276,936
Tractebel Energia S.A.	68,000	1,178,214

		5,759,857

		76,753,325

Chile 2.1%

Banks 0.5%
Banco de Chile	43,757	6,458
Banco de Chile ADR (a)	15,585	1,387,040
Banco de Credito e Inversiones	6,863	415,188
Banco Santander Chile ADR	45,916	1,118,055
Corpbanca S.A.	50,259,239	598,099
Sociedad Matriz Banco de Chile S.A., B Shares	1,317,992	493,521

		4,018,361

Energy 0.2%
Empresas Copec S.A.	126,480	1,686,788

Food & Staples Retailing 0.2%
Cencosud S.A.	260,850	1,383,748

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	25,500	342,386

Materials 0.4%
Cap S.A.	27,540	685,412
Empresas CMPC S.A.	328,440	1,081,405
Sociedad Quimica y Minera de Chile S.A. ADR	31,370	1,456,509

		3,223,326

Retailing 0.2%
S.A.C.I. Falabella	125,460	1,442,112

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	13,600	250,522

Transportation 0.2%
Latam Airlines Group S.A.	91,466	1,631,753

Utilities 0.4%
Colbun S.A.	3,115,420	885,219
Empresa Nacional de Electricidad S.A. ADR	37,087	1,779,805
Enersis S.A. ADR	68,000	1,139,680

		3,804,704

		17,783,700

China 20.3%

Automobiles & Components 0.6%
Brilliance China Automotive Holdings Ltd. *	836,000	962,776
BYD Co., Ltd., H Shares *(a)	80,000	351,935
Dongfeng Motor Group Co., Ltd., H Shares	750,000	1,182,563
Geely Automobile Holdings Ltd.	1,005,000	498,435
Great Wall Motor Co., Ltd., H Shares	347,000	1,660,619
Guangzhou Automobile Group Co., Ltd., H Shares	681,662	727,078

		5,383,406

Banks 5.4%
Agricultural Bank of China Ltd., H Shares	5,440,000	2,550,832
Bank of China Ltd., H Shares	20,938,000	9,925,779
Bank of Communications Co., Ltd., H Shares	2,866,200	2,196,874
China CITIC Bank Corp., Ltd., H Shares	2,782,800	1,502,027
China Construction Bank Corp., H Shares	18,020,000	14,624,362
China Merchants Bank Co., Ltd., H Shares	966,158	1,951,533
China Minsheng Banking Corp., Ltd., H Shares	1,468,600	1,799,143
Industrial & Commercial Bank of China Ltd., H Shares	16,552,336	11,663,482

		46,214,032

Capital Goods 0.9%
Beijing Enterprises Holdings Ltd.	170,000	1,391,701
China Communications Construction Co., Ltd., H Shares	1,360,000	1,278,920
China International Marine Containers Group Co., Ltd., H Shares *	533,900	929,861
China Railway Construction Corp., Ltd., H Shares	510,000	507,188
China Railway Group Ltd., H Shares	880,000	459,113
Citic Pacific Ltd. (a)	340,000	402,509
CSR Corp., Ltd., H Shares (a)	708,000	512,568
Shanghai Electric Group Co., Ltd., H Shares	680,000	253,156
Shanghai Industrial Holdings Ltd.	340,000	1,044,597

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd., B Shares	68,000	80,104
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	1,054,000	414,222
Zhuzhou CSR Times Electric Co., Ltd., H Shares	74,000	232,597
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	287,700	277,590

		7,784,126

Consumer Durables & Apparel 0.2%
Anta Sports Products Ltd. (a)	340,000	315,350
Haier Electronics Group Co., Ltd. *	340,000	604,421
Shenzhou International Group Holdings Ltd.	126,000	429,317

		1,349,088

Diversified Financials 0.2%
China Everbright Ltd.	100,000	161,797
CITIC Securities Co., Ltd., H Shares	320,000	700,778
Far East Horizon Ltd.	418,000	284,310
Haitong Securities Co., Ltd., H Shares *	211,600	319,466

		1,466,351

Energy 3.1%
China Coal Energy Co., H Shares	1,192,000	776,977
China Oilfield Services Ltd., H Shares	680,000	1,438,347
China Petroleum & Chemical Corp., H Shares	4,760,000	4,917,710
China Shenhua Energy Co., Ltd., H Shares	680,000	2,229,350
CNOOC Ltd.	4,140,000	7,317,051
Inner Mongolia Yitai Coal Co., Ltd., B Shares	238,000	1,188,572
Kunlun Energy Co., Ltd.	680,000	1,305,199
PetroChina Co., Ltd., H Shares	5,440,000	6,335,034
Yanzhou Coal Mining Co., Ltd., H Shares	680,000	697,274

		26,205,514

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	328,000	1,071,108
Wumart Stores, Inc., H Shares	80,000	163,240

		1,234,348

Food, Beverage & Tobacco 0.2%
China Yurun Food Group Ltd. *(a)	340,000	234,323
Tsingtao Brewery Co., Ltd., H Shares	116,000	807,672
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	55,780	319,973

		1,361,968

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	176,000	220,147
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	170,000	331,556
Sinopharm Group Co., H Shares	289,200	782,347

		1,334,050

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	170,000	1,885,531

Insurance 1.6%
China Life Insurance Co., Ltd., H Shares	2,040,000	5,268,975
China Pacific Insurance (Group) Co., Ltd., H Shares	500,100	1,691,094
China Taiping Insurance Holdings Co., Ltd. *	340,000	604,421
New China Life Insurance Co., Ltd., H Shares	40,200	138,267
People’s Insurance Co. Group of China Ltd., H Shares *(a)	316,000	157,129
PICC Property & Casualty Co., Ltd., H Shares	1,160,000	1,370,279
Ping An Insurance (Group) Co., H Shares	530,000	3,946,257

		13,176,422

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *(a)	680,000	276,807
Anhui Conch Cement Co., Ltd., H Shares	340,000	1,110,295
BBMG Corp., H Shares	340,000	247,024
China BlueChemical Ltd., H Shares	1,360,000	844,437
China National Building Material Co., Ltd., H Shares	680,000	725,305
China Resources Cement Holdings Ltd. (a)	680,000	359,149
China Zhongwang Holdings Ltd. *(a)	544,000	189,911
Fosun International	510,000	429,008
Jiangxi Copper Co., Ltd., H Shares	343,000	667,195
Lee & Man Paper Manufacturing Ltd.	680,000	458,134
Maanshan Iron & Steel Co., Ltd., H Shares *(a)	680,000	162,931
Nine Dragons Paper Holdings Ltd.	340,000	261,478
Zhaojin Mining Industry Co., Ltd., H Shares	170,000	168,625
Zijin Mining Group Co., Ltd., H Shares (a)	2,040,000	567,630

		6,467,929

Real Estate 1.4%
Agile Property Holdings Ltd.	354,000	428,660
China Overseas Land & Investment Ltd.	894,000	2,666,061
China Resources Land Ltd.	680,000	2,089,195
China Vanke Co., Ltd., B Shares	561,300	1,127,980
Country Garden Holdings Co., Ltd.	680,000	390,684

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Evergrande Real Estate Group Ltd. (a)	1,020,000	409,955
Greentown China Holdings Ltd. *	340,000	605,297
Guangzhou R&F Properties Co., Ltd., H Shares	314,800	586,387
Hopson Development Holdings Ltd. *	256,000	443,222
KWG Property Holding Ltd.	510,000	337,687
Longfor Properties Co., Ltd.	170,000	289,071
Renhe Commercial Holdings Co., Ltd. *(a)	3,400,000	216,803
Shimao Property Holdings Ltd.	340,000	739,321
Sino-Ocean Land Holdings Ltd.	1,360,000	832,174
SOHO China Ltd.	170,000	144,097
Yuexiu Property Co., Ltd.	3,400,000	1,011,748

		12,318,342

Retailing 0.3%
Belle International Holdings Ltd.	1,200,000	1,851,909
Golden Eagle Retail Group Ltd. (a)	167,000	265,899
GOME Electrical Appliances Holdings Ltd. *	3,740,000	385,428
Zhongsheng Group Holdings Ltd. (a)	170,000	214,175

		2,717,411

Semiconductors & Semiconductor Equipment 0.1%
GCL- Poly Energy Holdings Ltd. (a)	2,380,000	557,995

Software & Services 1.1%
Tencent Holdings Ltd.	238,000	9,436,853

Technology Hardware & Equipment 0.3%
BOE Technology Group Co., Ltd., B Shares *	360,800	105,040
Kingboard Chemical Holdings Ltd.	204,000	438,862
Kingboard Laminates Holdings Ltd.	170,000	71,830
Lenovo Group Ltd.	1,840,000	1,893,853
ZTE Corp., H Shares *(a)	221,760	359,373

		2,868,958

Telecommunication Services 2.2%
China Mobile Ltd.	1,360,000	14,444,788
China Telecom Corp., Ltd., H Shares	5,440,000	2,606,894
China Unicom (Hong Kong) Ltd.	1,360,000	1,867,574

		18,919,256

Transportation 0.6%
Air China Ltd., H Shares	1,142,000	944,458
China COSCO Holdings Co., Ltd., H Shares *(a)	871,000	375,876
China Merchants Holdings International Co., Ltd.	680,000	2,260,009
Cosco Pacific Ltd.	680,000	998,609
Zhejiang Expressway Co., Ltd., H Shares	680,000	602,669

		5,181,621

Utilities 0.8%
China Gas Holdings Ltd.	680,000	680,631
China Longyuan Power Group Corp., H Shares	680,000	678,879
China Resources Power Holdings Co., Ltd.	680,000	1,791,364
Datang International Power Generation Co., Ltd., H Shares	2,040,000	840,933
ENN Energy Holdings Ltd.	238,000	1,341,333
Huaneng Power International, Inc., H Shares	1,020,000	1,048,539

		6,381,679

		172,244,880

Colombia 0.9%

Banks 0.2%
Bancolombia S.A. ADR	31,702	1,835,546

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	40,120	767,692
Grupo de Inversiones Suramericana S.A.	45,220	918,798

		1,686,490

Energy 0.3%
Ecopetrol S.A. ADR (a)	64,825	2,810,164

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	43,520	705,582

Materials 0.0%
Cementos Argos S.A.	68,000	277,754

Utilities 0.1%
Interconexion Electrica S.A. ESP	96,560	401,490
Isagen S.A. ESP	212,160	291,087

		692,577

		8,008,113

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	4,420	835,884

Telecommunication Services 0.0%
Telefonica Czech Republic A/S	24,298	353,657

Utilities 0.2%
CEZ A/S	44,540	1,233,972

		2,423,513

Egypt 0.4%

Banks 0.1%
Commercial International Bank GDR - Reg’d	207,400	1,037,000

Capital Goods 0.1%
Orascom Construction Industries GDR *	30,260	889,039

Telecommunication Services 0.2%
Orascom Telecom Holding SAE GDR - Reg’d *	303,632	989,840

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orascom Telecom Media & Technology Holding SAE GDR (b)(d)	176,826	62,031

		1,051,871

		2,977,910

Hungary 0.4%

Banks 0.2%
OTP Bank plc	63,580	1,362,530

Energy 0.1%
MOL Hungarian Oil & Gas plc	14,280	1,039,228

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	3,740	581,815

		2,983,573

India 8.9%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	32,832	1,058,169
Hero Motocorp Ltd.	21,761	668,933
Mahindra & Mahindra Ltd.	63,240	1,083,259
Maruti Suzuki India Ltd.	20,400	579,875
Tata Motors Ltd.	239,700	1,329,521

		4,719,757

Banks 1.7%
Axis Bank Ltd.	79,712	2,018,801
Bank of Baroda	25,228	291,048
Canara Bank	56,440	411,672
HDFC Bank Ltd.	284,150	3,523,893
Housing Development Finance Corp., Ltd.	242,559	3,822,500
ICICI Bank Ltd.	130,721	2,671,698
IndusInd Bank Ltd.	41,140	376,768
State Bank of India	39,100	1,416,799
Yes Bank Ltd.	33,660	290,387

		14,823,566

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	190,400	676,015
Cummins India Ltd.	40,800	327,498
Jaiprakash Associates Ltd.	317,220	368,691
Larsen & Toubro Ltd.	54,492	1,351,326
Siemens Ltd.	20,740	218,654

		2,942,184

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	126,600	657,934

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	39,100	640,718
IDFC Ltd.	318,240	815,249
Kotak Mahindra Bank Ltd.	85,680	1,187,628
Power Finance Corp., Ltd.	68,000	220,366
Rural Electrification Corp., Ltd.	68,000	266,173
Shriram Transport Finance Co., Ltd.	13,600	196,386

		3,326,520

Energy 1.3%
Bharat Petroleum Corp., Ltd.	99,960	666,901
Cairn India Ltd.	62,560	316,261
Coal India Ltd.	137,020	787,650
Essar Oil Ltd. *	106,760	145,062
Hindustan Petroleum Corp., Ltd.	94,520	471,387
Indian Oil Corp., Ltd.	93,840	474,890
Oil & Natural Gas Corp., Ltd.	432,140	2,508,608
Reliance Industries Ltd.	341,102	4,869,090
The Great Eastern Shipping Co., Ltd.	103,360	448,683

		10,688,532

Food, Beverage & Tobacco 0.6%
ITC Ltd.	593,300	3,570,199
Nestle India Ltd.	8,840	829,811
United Spirits Ltd.	19,040	813,881

		5,213,891

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	27,200	698,263
Dabur India Ltd.	53,720	148,696
Hindustan Unilever Ltd.	188,360	1,975,804

		2,822,763

Materials 0.7%
Ambuja Cements Ltd.	59,160	190,986
Asian Paints Ltd.	7,258	624,881
Hindalco Industries Ltd.	445,060	806,836
Jindal Steel & Power Ltd.	116,620	587,281
JSW Steel Ltd.	57,120	691,689
Sesa Goa Ltd.	117,300	340,364
Sterlite Industries (India) Ltd. ADR	117,116	775,308
Tata Chemicals Ltd.	91,120	486,694
Tata Steel Ltd.	66,640	344,201
Ultratech Cement Ltd.	23,800	791,423

		5,639,663

Media 0.1%
Zee Entertainment Enterprises Ltd.	178,160	713,145

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Cipla Ltd.	156,805	1,028,664
Dr. Reddys Laboratories Ltd.	27,880	1,032,574
Lupin Ltd.	75,480	985,777
Piramal Healthcare Ltd.	22,100	209,497
Sun Pharmaceutical Industries Ltd.	96,900	1,791,153
Wockhardt Ltd. *	7,140	154,632

		5,202,297

Real Estate 0.1%
DLF Ltd.	134,980	465,267
Unitech Ltd. *	752,248	315,629

		780,896

Software & Services 1.3%
HCL Technologies Ltd.	66,640	878,761
Infosys Ltd.	132,650	5,663,663
Mphasis Ltd.	46,580	401,766
Oracle Financial Services Software Ltd. *	4,760	220,624
Satyam Computer Services Ltd. *	287,980	563,367
Tata Consultancy Services Ltd.	82,960	2,200,786

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wipro Ltd. ADR	127,919	976,022

		10,904,989

Telecommunication Services 0.4%
Bharti Airtel Ltd.	414,800	2,217,383
Idea Cellular Ltd. *	450,160	1,044,409

		3,261,792

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	102,000	274,570
Container Corp. Of India Ltd.	6,800	137,764

		412,334

Utilities 0.4%
GAIL India Ltd.	112,880	611,612
NHPC Ltd.	170,000	57,936
NTPC Ltd.	398,820	1,088,750
Power Grid Corp. of India Ltd.	326,740	655,389
Reliance Infrastructure Ltd.	30,600	195,757
Reliance Power Ltd. *	189,720	231,251
Tata Power Co., Ltd.	340,000	538,125

		3,378,820

		75,489,083

Indonesia 3.4%

Automobiles & Components 0.4%
PT Astra International Tbk	5,099,800	3,670,606

Banks 1.1%
PT Bank Danamon Indonesia Tbk	340,000	199,592
PT Bank Central Asia Tbk	3,230,000	3,413,017
PT Bank Mandiri (Persero) Tbk	2,210,459	2,189,020
PT Bank Negara Indonesia (Persero) Tbk	1,020,316	507,814
PT Bank Rakyat Indonesia (Persero) Tbk	3,400,000	3,089,331

		9,398,774

Capital Goods 0.1%
PT United Tractors Tbk	680,000	1,131,598

Energy 0.2%
PT Adaro Energy Tbk	3,740,000	355,100
PT Bumi Resources Tbk	5,610,000	378,009
PT Indo Tambangraya Megah Tbk	51,500	157,734
PT Tambang Batubara Bukit Asam (Persero) Tbk	340,000	423,481

		1,314,324

Food, Beverage & Tobacco 0.4%
PT Astra Agro Lestari Tbk	153,000	304,594
PT Charoen Pokphand Indonesia Tbk	2,099,000	1,060,750
PT Gudang Garam Tbk	129,200	705,687
PT Indofood Sukses Makmur Tbk	1,213,400	910,515

		2,981,546

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	382,000	1,189,484

Materials 0.3%
PT Indocement Tunggal Prakarsa Tbk	340,000	824,400
PT Semen Indonesia (Persero) Tbk	750,000	1,378,254
PT Vale Indonesia Tbk	850,000	221,287

		2,423,941

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	8,500,000	1,258,295

Telecommunication Services 0.4%
PT Indosat Tbk	209,000	110,955
PT Telekomunikasi Indonesia (Persero) Tbk	2,720,000	3,068,504

		3,179,459

Transportation 0.1%
PT Jasa Marga Persero Tbk	684,000	467,871

Utilities 0.2%
PT Perusahaan Gas Negara (Persero) Tbk	2,720,000	1,527,310

		28,543,208

Malaysia 4.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	238,000	1,107,441

Banks 1.4%
Alliance Financial Group Berhad	547,400	877,889
CIMB Group Holdings Berhad	1,273,000	3,401,239
Hong Leong Bank Berhad	175,600	803,488
Malayan Banking Berhad	1,231,200	4,044,406
Public Bank Berhad - Foreign Market	357,200	1,943,334
RHB Capital Berhad	175,600	496,372

		11,566,728

Capital Goods 0.5%
Gamuda Berhad	750,200	1,169,237
IJM Corp. Berhad	348,500	643,246
Sime Darby Berhad	782,000	2,377,038

		4,189,521

Consumer Services 0.4%
Berjaya Sports Toto Berhad	317,546	436,511
Genting Berhad	680,000	2,220,587
Genting Malaysia Berhad	796,900	1,002,875

		3,659,973

Diversified Financials 0.2%
AMMB Holdings Berhad	544,000	1,286,712

Energy 0.1%
Petronas Dagangan Berhad	102,000	822,846

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	34,000	697,115
Felda Global Ventures Holdings Berhad	136,000	193,534
IOI Corp. Berhad	1,179,400	1,940,929
Kuala Lumpur Kepong Berhad	141,800	969,127
PPB Group Berhad	141,800	622,291

		4,422,996

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	510,000	656,631

Materials 0.2%
Lafarge Malaysia Berhad	102,000	355,470
Petronas Chemicals Group Berhad	612,000	1,303,388

		1,658,858

Real Estate 0.1%
SP Setia Berhad	558,200	664,652
UEM Land Holdings Berhad *	340,000	383,995

		1,048,647

Telecommunication Services 0.8%
Axiata Group Berhad	1,479,500	3,222,531
DiGi.com Berhad	1,326,000	2,032,430
Maxis Berhad	581,200	1,267,800
Telekom Malaysia Berhad	170,000	301,162

		6,823,923

Utilities 0.4%
Petronas Gas Berhad	188,300	1,290,575
Tenaga Nasional Berhad	340,250	916,776
YTL Corp. Berhad	1,301,040	709,505
YTL Power International Berhad	850,000	416,909

		3,333,765

		40,578,041

Mexico 5.7%

Banks 0.7%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	589,000	3,752,791
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	544,000	1,243,123
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	340,000	1,092,026

		6,087,940

Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	526,600	1,237,837
Grupo Carso S.A.B. de C.V., Series A1	238,000	1,245,217

		2,483,054

Food & Staples Retailing 0.5%
Organizacion Soriana S.A.B. de C.V., B Shares	41,800	153,118
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,496,000	4,397,994

		4,551,112

Food, Beverage & Tobacco 1.3%
Arca Continental S.A.B. de C.V.	102,000	802,603
Coca-Cola Femsa S.A.B. de C.V., Series L	114,200	1,662,714
Fomento Economico Mexicano S.A.B. de C.V.	567,200	6,157,102
Grupo Bimbo S.A.B. de C.V., Series A	476,000	1,403,442
Grupo Modelo S.A.B. de C.V., Series C	170,000	1,528,465

		11,554,326

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	204,000	694,646

Materials 1.1%
Cemex S.A.B. de C.V., Series CPO *	2,663,440	3,099,232
Grupo Mexico S.A.B. de C.V., Series B	1,054,000	3,475,642
Industrias Penoles S.A.B. de C.V.	34,000	1,285,946
Mexichem S.A.B. de C.V.	219,397	1,004,763
Minera Frisco S.A.B. de C.V., Series A1 *	170,000	628,822

		9,494,405

Media 0.5%
Grupo Televisa S.A.B., Series CPO	767,600	3,999,933

Retailing 0.1%
Grupo Elektra S.A. de C.V.	11,900	437,273

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	9,035,900	9,049,527

		48,352,216

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (c)(d)	9,984	209,664

Peru 0.4%

Banks 0.3%
Corp. Financiera Colombiana S.A. *	1,078	19,916
Credicorp Ltd.	15,744	2,166,689

		2,186,605

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	65,620	1,177,879

		3,364,484

Philippines 1.5%

Banks 0.3%
Bank of the Philippine Islands	588,439	1,426,898
BDO Unibank, Inc. *	474,340	1,044,738
Metropolitan Bank & Trust	146,200	436,836

		2,908,472

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	476,000	608,091
Alliance Global Group, Inc.	646,000	366,785
DMCI Holdings, Inc.	238,000	317,840
San Miguel Corp.	221,000	481,003
SM Investments Corp. (c)	74,800	1,980,156

		3,753,875

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Bloomberry Resorts Corp. *	374,000	107,059
Jollibee Foods Corp.	108,800	349,540

		456,599

Diversified Financials 0.1%
Ayala Corp.	41,040	611,668

Food, Beverage & Tobacco 0.0%
Universal Robina Corp.	139,400	413,880

Real Estate 0.2%
Ayala Land, Inc.	1,360,000	1,085,877
SM Prime Holdings, Inc. (c)	1,700,000	784,244

		1,870,121

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	13,600	996,754

Transportation 0.1%
International Container Terminal Services, Inc.	316,200	696,059

Utilities 0.2%
Aboitiz Power Corp.	680,000	575,112
Energy Development Corp.	2,926,000	429,174
Manila Electric Co.	40,800	373,542

		1,377,828

		13,085,256

Poland 1.6%

Banks 0.5%
Bank Handlowy w Warszawie S.A.	14,620	439,957
Bank Pekao S.A.	30,600	1,540,914
BRE Bank S.A.	3,060	365,139
Getin Noble Bank S.A. *	562,019	325,147
Powszechna Kasa Oszczednosci Bank Polski S.A.	160,654	1,693,912

		4,365,069

Energy 0.3%
Polski Koncern Naftowy Orlen S.A. *	93,500	1,501,007
Polskie Gornictwo Naftowe I Gazownictwo S.A. *	374,000	698,960

		2,199,967

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	17,000	2,368,656

Materials 0.3%
Jastrzebska Spolka Weglowa S.A.	13,680	332,444
KGHM Polska Miedz S.A.	40,604	1,823,918
Synthos S.A.	167,620	272,643

		2,429,005

Telecommunication Services 0.0%
Telekomunikacja Polska S.A.	164,220	404,898

Utilities 0.2%
PGE S.A.	269,960	1,480,039
Tauron Polska Energia S.A.	196,671	258,539

		1,738,578

		13,506,173

Russia 6.5%

Banks 1.1%
Sberbank of Russia ADR *	658,640	8,140,790
VTB Bank OJSC GDR - Reg’d	318,920	926,144

		9,066,934

Energy 3.5%
Gazprom OAO ADR	1,336,192	10,101,611
LUKOIL OAO ADR	159,460	9,424,086
NovaTek OAO GDR - Reg’d	24,480	2,746,656
Rosneft Oil Co. OJSC GDR - Reg’d	497,952	3,308,891
Surgutneftegas OAO ADR	185,640	1,405,295
Tatneft OAO ADR	69,020	2,398,445

		29,384,984

Food & Staples Retailing 0.6%
Magnit OJSC GDR - Reg’d	87,040	4,765,440

Materials 0.6%
MMC Norilsk Nickel OJSC ADR	129,200	1,870,816
Novolipetsk Steel OJSC GDR - Reg’d	19,720	274,700
Severstal OAO GDR - Reg’d	76,160	597,856
Uralkali OJSC GDR - Reg’d	63,240	2,286,126

		5,029,498

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Pharmstandard OJSC GDR - Reg’d *	8,500	192,355

Real Estate 0.0%
LSR Group GDR - Reg’d	46,240	167,574

Telecommunication Services 0.6%
MegaFon OAO GDR *	26,536	829,781
Mobile TeleSystems OJSC ADR	137,142	2,642,726
Rostelecom OJSC ADR	62,269	1,183,111
Sistema JSFC GDR - Reg’d	32,112	613,018

		5,268,636

Utilities 0.1%
Federal Hydrogenerating Co. JSC ADR	884,032	1,279,194

		55,154,615

South Africa 8.5%

Banks 0.8%
ABSA Group Ltd.	93,160	1,383,822
Nedbank Group Ltd.	66,300	1,197,318
Standard Bank Group Ltd.	351,900	3,912,973

		6,494,113

Capital Goods 0.4%
Aveng Ltd.	133,960	387,508
Barloworld Ltd.	60,180	518,781
Bidvest Group Ltd.	70,380	1,815,234
Reunert Ltd.	58,480	414,370

		3,135,893

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd. *	436,900	1,107,478

Consumer Services 0.0%
Sun International Ltd.	27,200	270,384

Diversified Financials 0.8%
African Bank Investments Ltd.	204,000	324,461
FirstRand Ltd.	739,840	2,169,565
Investec Ltd.	86,020	615,665
JSE Ltd.	45,258	338,049
Remgro Ltd.	130,900	2,574,864
RMB Holdings Ltd.	249,220	985,757

		7,008,361

Energy 0.8%
Exxaro Resources Ltd.	39,440	621,725
Sasol Ltd.	144,160	6,491,087

		7,112,812

Food & Staples Retailing 0.5%
Clicks Group Ltd.	63,992	380,208
Massmart Holdings Ltd.	26,920	524,659
Pick n Pay Stores Ltd.	72,080	292,340
Shoprite Holdings Ltd.	121,720	2,132,210
The Spar Group Ltd.	60,520	728,363

		4,057,780

Food, Beverage & Tobacco 0.2%
AVI Ltd.	115,940	656,933
Tiger Brands Ltd.	26,520	815,550

		1,472,483

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	230,520	838,234
Mediclinic International Ltd.	86,139	617,545
Netcare Ltd.	377,740	878,661

		2,334,440

Insurance 0.5%
Discovery Holdings Ltd.	109,480	881,521
MMI Holdings Ltd.	379,100	898,406
Sanlam Ltd.	444,040	2,092,249

		3,872,176

Materials 1.1%
AECI Ltd.	41,480	457,693
African Rainbow Minerals Ltd.	24,480	438,023
Anglo American Platinum Ltd. *	18,360	600,456
AngloGold Ashanti Ltd.	94,860	1,716,669
ArcelorMittal South Africa Ltd. *	42,840	123,498
Gold Fields Ltd.	196,520	1,200,248
Harmony Gold Mining Co., Ltd.	137,700	572,031
Impala Platinum Holdings Ltd.	141,780	1,493,942
Kumba Iron Ore Ltd.	18,360	945,399
Mondi Ltd.	10,412	138,692
Nampak Ltd.	218,620	758,669
Northam Platinum Ltd. *	32,832	117,134
PPC Ltd.	160,140	514,976
Sappi Ltd. *	81,600	206,844
Sibanye Gold Ltd. *	191,896	160,045

		9,444,319

Media 0.9%
Naspers Ltd., N Shares	100,640	7,454,448

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd. *	106,080	2,188,086

Real Estate 0.2%
Capital Property Fund	177,140	181,370
Fountainhead Property Trust	448,274	356,489
Growthpoint Properties Ltd.	539,920	1,362,715

		1,900,574

Retailing 0.6%
Imperial Holdings Ltd.	52,020	1,090,741
Mr. Price Group Ltd.	68,000	866,041
The Foschini Group Ltd.	68,340	718,403
Truworths International Ltd.	124,100	1,073,257
Woolworths Holdings Ltd.	212,840	1,535,406

		5,283,848

Telecommunication Services 1.0%
MTN Group Ltd.	419,560	7,624,004
Telkom SA Soc Ltd. *	147,250	218,099
Vodacom Group Ltd.	89,420	996,000

		8,838,103

Transportation 0.0%
Grindrod Ltd.	101,660	203,224

		72,178,522

Taiwan 12.9%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	415,224	1,244,839
Yulon Motor Co., Ltd.	356,000	594,920

		1,839,759

Banks 1.3%
Chang Hwa Commercial Bank	1,480,956	841,452
China Development Financial Holding Corp. *	3,763,268	1,116,906
Chinatrust Financial Holding Co., Ltd.	3,247,597	2,078,592
E.Sun Financial Holding Co., Ltd.	1,444,093	892,905
First Financial Holding Co., Ltd.	1,557,715	944,938
Hua Nan Financial Holdings Co., Ltd.	2,119,668	1,243,321
Mega Financial Holding Co., Ltd.	2,424,069	1,952,542
SinoPac Financial Holdings Co., Ltd.	1,387,049	683,789
Taishin Financial Holding Co., Ltd.	718,326	309,706
Taiwan Cooperative Financial Holding	1,523,669	883,545

		10,947,696

Capital Goods 0.2%
Far Eastern New Century Corp.	1,057,592	1,129,347
Taiwan Glass Industrial Corp.	366,036	357,228
Walsin Lihwa Corp. *	1,360,000	426,363

		1,912,938

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	115,348

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	340,000	318,182
Giant Manufacturing Co., Ltd.	38,000	265,441
Pou Chen Corp.	679,580	665,498

		1,249,121

Diversified Financials 0.5%
Capital Securities Corp.	1,039,629	354,419
Fubon Financial Holding Co., Ltd.	1,935,078	2,567,600
Yuanta Financial Holding Co., Ltd.	2,749,316	1,525,356

		4,447,375

Energy 0.2%
Formosa Petrochemical Corp.	488,000	1,273,824

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	871,825

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,180,134	2,335,024

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	1,355,551	1,766,928
Shin Kong Financial Holding Co., Ltd. *	2,065,151	707,480

		2,474,408

Materials 1.7%
Asia Cement Corp.	703,187	870,758
China Steel Corp.	2,821,519	2,399,989
Formosa Chemicals & Fibre Corp.	1,050,000	2,477,607
Formosa Plastics Corp.	1,360,000	3,159,091
Nan Ya Plastics Corp.	2,040,000	4,172,727
Taiwan Cement Corp.	867,690	1,144,063
Taiwan Fertilizer Co., Ltd.	82,000	214,044
YFY, Inc.	680,000	323,864

		14,762,143

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	418,000	303,162

Retailing 0.1%
Hotai Motor Co., Ltd.	50,000	580,715

Semiconductors & Semiconductor Equipment 3.9%
Advanced Semiconductor Engineering, Inc.	2,181,488	1,881,096
Epistar Corp.	89,000	176,096
Macronix International Co., Ltd.	1,044,383	256,558
MediaTek, Inc.	340,099	4,228,503
MStar Semiconductor, Inc.	72,255	606,150
Novatek Microelectronics Corp.	79,000	402,657
Realtek Semiconductor Corp.	100,000	254,345
Siliconware Precision Industries Co. ADR	216,580	1,245,335
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,205,980	22,503,587
United Microelectronics Corp. ADR	679,876	1,475,331

		33,029,658

Technology Hardware & Equipment 3.1%
Acer, Inc. *	680,086	550,070
Advantech Co., Ltd.	47,500	233,372
Asustek Computer, Inc.	176,426	1,948,823
AU Optronics Corp. ADR *	238,000	1,061,480
Catcher Technology Co., Ltd.	120,200	678,937
Chicony Electronics Co., Ltd.	85,956	237,873
Chimei Innolux Corp. *	1,936,000	1,307,059
Compal Communications, Inc. *	340,000	458,523
Compal Electronics, Inc.	1,023,610	631,203
Delta Electronics, Inc.	640,000	3,080,214
Foxconn Technology Co., Ltd.	368,557	997,765
Hon Hai Precision Industry Co., Ltd.	2,379,880	6,100,829
HTC Corp.	202,650	1,872,751
Inventec Corp.	1,049,145	508,443
Largan Precision Co., Ltd.	17,000	552,841
Lite-On Technology Corp.	682,835	1,092,034
Pegatron Corp. *	366,441	665,032
Quanta Computer, Inc.	680,000	1,472,727
Synnex Technology International Corp.	346,053	486,348
TPK Holding Co., Ltd.	54,996	1,097,347
Unimicron Technology Corp.	680,000	738,636
Wistron Corp.	722,891	744,152
Yageo Corp. *	442,000	151,420

		26,667,879

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	98,600	3,092,096
Far EasTone Telecommunications Co., Ltd.	374,000	893,750
Taiwan Mobile Co., Ltd.	401,600	1,469,759

		5,455,605

Transportation 0.2%
China Airlines Ltd. *	906,000	367,911
Eva Airways Corp. *	390,000	241,143
Evergreen Marine Corp., Ltd. *	435,199	243,636
U-Ming Marine Transport Corp.	190,000	290,525
Yang Ming Marine Transport Corp. *	355,200	151,957

		1,295,172

		109,561,652

Thailand 3.1%

Banks 0.9%
Bangkok Bank PCL NVDR	136,000	920,892
Bank of Ayudhya PCL NVDR	272,000	303,220
Kasikornbank PCL NVDR	408,000	2,627,911
Krung Thai Bank PCL NVDR	1,438,900	1,055,114
Siam Commercial Bank PCL NVDR	484,300	2,775,427
TMB Bank PCL NVDR	3,570,000	294,798

		7,977,362

Energy 0.6%
Banpu PCL NVDR	34,000	335,789
IRPC PCL NVDR	4,114,000	502,784
PTT Exploration & Production PCL NVDR	394,404	1,980,162
PTT PCL NVDR	204,000	2,196,664

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thai Oil PCL NVDR	136,000	287,498

		5,302,897

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	68,000	469,430
CP ALL PCL NVDR	1,313,200	1,865,156

		2,334,586

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,054,000	1,009,612

Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	83,600	466,669

Materials 0.3%
Indorama Ventures PCL NVDR	340,000	247,069
PTT Global Chemical PCL NVDR	347,014	833,865
Siam Cement PCL NVDR	102,000	1,563,270

		2,644,204

Media 0.1%
BEC World PCL NVDR	238,000	499,191

Real Estate 0.1%
Central Pattana PCL NVDR	272,000	482,907
Land & Houses PCL NVDR	680,000	260,545

		743,452

Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	306,000	2,658,233
Shin Corp. PCL NVDR	374,000	1,099,455
Total Access Communication PCL NVDR	102,000	387,448

		4,145,136

Transportation 0.1%
Airports of Thailand PCL NVDR	102,000	623,286
Thai Airways International PCL NVDR	170,000	188,109

		811,395

Utilities 0.1%
Electricity Generating PCL NVDR	68,000	352,634
Glow Energy PCL NVDR	146,700	339,191

		691,825

		26,626,329

Turkey 2.4%

Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	23,800	361,529

Banks 1.1%
Akbank T.A.S.	407,698	1,942,661
Turkiye Garanti Bankasi A/S	453,900	2,346,674
Turkiye Halk Bankasi A/S	128,180	1,373,211
Turkiye Is Bankasi, C Shares	410,040	1,521,095
Turkiye Vakiflar Bankasi Tao, D Shares	290,814	923,809
Yapi ve Kredi Bankasi A/S	264,180	788,513

		8,895,963

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	474,164	267,889
Enka Insaat ve Sanayi A/S	64,769	207,128
KOC Holding A/S	243,462	1,381,980
Turkiye Sise ve Cam Fabrikalari A/S	105,480	178,780

		2,035,777

Consumer Durables & Apparel 0.1%
Arcelik A/S	50,660	383,420

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	201,666	1,289,837

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	31,960	853,425

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	24,480	1,154,717

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	58,820	843,331
Coca-Cola Icecek A/S	3,060	93,372

		936,703

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	557,475	665,571

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	210,800	347,176

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	203,452	787,262
Turkcell Iletisim Hizmetleri A/S *	199,580	1,228,627

		2,015,889

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi	246,840	1,144,605

		20,084,612

United Arab Emirates 0.4%

Banks 0.1%
First Gulf Bank PJSC	194,090	792,646

Diversified Financials 0.0%
Dubai Financial Market *	688,160	305,395

Energy 0.0%
Dana Gas PJSC *	718,112	117,308

Real Estate 0.2%
Aldar Properties PJSC	300,430	174,224
Emaar Properties PJSC	772,846	1,256,181

		1,430,405

Transportation 0.1%
DP World Ltd.	61,986	979,379

		3,625,133

Total Common Stock
(Cost $797,467,523)		793,534,002

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	255

Total Corporate Bond
(Cost $1,836)		255

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.3% of net assets

Equity Fund 0.1%
iShares MSCI Emerging Markets Index Fund	25,000	1,030,250

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund	1,148,476	1,148,476

Total Other Investment Companies
(Cost $2,210,001)		2,178,726

Preferred Stock 5.7% of net assets

Brazil 5.6%

Banks 1.5%
Itau Unibanco Holding S.A. ADR	622,159	9,357,270
Itausa - Investimentos Itau S.A.	848,831	3,749,496

		13,106,766

Energy 1.3%
Petroleo Brasileiro S.A. ADR	575,620	10,729,557

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	34,000	1,671,440

Food, Beverage & Tobacco 0.9%
Companhia de Bebidas das Americas ADR	202,640	7,714,505

Materials 1.4%
Bradespar S.A.	68,000	703,421
Braskem S.A., A Shares	68,000	532,827
Gerdau S.A.	216,920	1,327,428
Klabin S.A.	170,000	1,033,927
Metalurgica Gerdau S.A.	68,000	529,319
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	136,000	567,583
Vale S.A. ADR	523,785	7,060,622

		11,755,127

Retailing 0.1%
Lojas Americanas S.A.	150,486	1,217,267

Utilities 0.2%
AES Tiete S.A.	34,000	370,683
Centrais Eletricas Brasileiras S.A. ADR (a)	74,120	353,552
Companhia Energetica de Sao Paulo, B Shares	34,000	334,492
Companhia Paranaense de Energia - Copel, B Shares	34,000	523,739

		1,582,466

		47,777,128

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	31,620	201,167

Colombia 0.1%

Banks 0.0%
Grupo Aval Acciones y Valores	210,800	154,545

Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	10,200	211,521

Materials 0.1%
Grupo Argos S.A.	22,780	239,777

		605,843

Total Preferred Stock
(Cost $59,980,343)		48,584,138

Rights 0.0% of net assets

Brazil 0.0%

Diversified Financials 0.0%
CETIP S.A. - Mercados Organizados *	23	3

China 0.0%

Insurance 0.0%
PICC Property & Casualty Co., Ltd., H Shares *(c)	127,600	62,298

Total Rights
(Cost $—)		62,301

End of Investments

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

State Street Institutional U.S. Government Money Market Fund	6,850,012	6,850,012

Total Collateral Invested for Securities on Loan
(Cost $6,850,012)		6,850,012

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $862,237,942 and the unrealized appreciation and depreciation were $79,376,173 and ($97,254,693), respectively, with a net unrealized depreciation of ($17,878,520).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $62,031 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $271,695 or 0.0% of net assets.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

INR —	Indian rupee

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

14

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$760,154,470	$—	$—	$760,154,470
Pakistan[1]	—	—	209,664	209,664
Philippines[1]	7,461,260	—	—	7,461,260
Capital Goods	1,773,719	—	1,980,156	3,753,875
Real Estate	1,085,877	—	784,244	1,870,121
Turkey[1]	19,737,436	—	—	19,737,436
Real Estate	—	—	347,176	347,176
Corporate Bonds[1]	—	255	—	255
Other Investment Companies[1]	2,178,726	—	—	2,178,726
Preferred Stock[1]	48,584,138	—	—	48,584,138
Rights[1]	3	—	—	3
China[1]	—	—	62,298	62,298

Total	$840,975,629	$255	$3,383,538	$844,359,422

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,850,012	$—	$—	$6,850,012

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Pakistan	$—	$—	$31,949	$—	$—	$177,715	$—	$209,664
Phillipines	—	—	767,089	826,457	—	1,170,854	—	2,764,400
Turkey	—	—	26,667	122,756	—	197,753	—	347,176
Rights
China	—	—	62,298	—	—	—	—	62,298
Thailand	23,654	—	(23,654)	—	—	—	—	—

Total	$23,654	$—	$864,349	$949,213	$—	$1,546,322	$—	$3,383,538

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2013.

REG56692MAY13

 15

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,638,067,958	1,980,340,742
0.1%		Other Investment Companies	987,362	1,001,023

99.8%		Total Investments	1,639,055,320	1,981,341,765
0.4%		Collateral Invested for Securities on Loan	8,087,454	8,087,454
(0	.2)%	Other Assets and Liabilities, Net		(3,794,568)

100.0%		Net Assets		1,985,634,651

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Allison Transmission Holdings, Inc.	10,076	239,809
American Axle & Manufacturing Holdings, Inc. *	7,334	130,472
BorgWarner, Inc. *	13,052	1,058,126
Cooper Tire & Rubber Co.	6,612	170,854
Dana Holding Corp.	17,068	322,927
Delphi Automotive plc	31,852	1,554,696
Dorman Products, Inc.	4,016	178,832
Drew Industries, Inc.	2,180	82,404
Ford Motor Co.	434,479	6,812,631
General Motors Co. *	84,396	2,860,180
Gentex Corp.	15,660	358,144
Harley-Davidson, Inc.	26,104	1,423,712
Johnson Controls, Inc.	75,453	2,818,924
Lear Corp.	12,048	722,639
Tenneco, Inc. *	6,524	289,405
Tesla Motors, Inc. *(a)	7,581	741,118
The Goodyear Tire & Rubber Co. *	26,686	404,026
Thor Industries, Inc.	5,020	214,404
TRW Automotive Holdings Corp. *	12,048	763,241
Visteon Corp. *	5,514	349,974

		21,496,518

Banks 3.3%
Associated Banc-Corp.	21,404	329,836
Astoria Financial Corp.	9,065	89,381
BancFirst Corp.	2,023	86,706
BancorpSouth, Inc.	10,310	176,920
Bank of Hawaii Corp.	5,020	252,908
Bank of the Ozarks, Inc.	4,016	175,298
BankUnited, Inc.	7,148	175,698
BB&T Corp.	78,582	2,586,919
BBCN Bancorp, Inc.	7,340	94,613
Beneficial Mutual Bancorp, Inc. *	9,207	78,720
Berkshire Hills Bancorp, Inc.	2,314	62,085
BOK Financial Corp.	2,602	169,390
Boston Private Financial Holdings, Inc.	8,561	84,326
Brookline Bancorp, Inc.	9,066	76,880
CapitalSource, Inc.	30,194	284,125
Capitol Federal Financial, Inc.	17,680	209,862
Cathay General Bancorp	8,120	164,755
Central Pacific Financial Corp. *	4,560	83,630
Chemical Financial Corp.	3,170	82,705
CIT Group, Inc. *	23,092	1,064,079
City Holding Co.	2,008	79,557
City National Corp.	5,020	315,055
Columbia Banking System, Inc.	7,028	153,491
Comerica, Inc.	21,278	840,268
Commerce Bancshares, Inc.	9,598	417,705
Community Bank System, Inc.	4,016	117,910
Community Trust Bancorp, Inc.	1,357	47,739
Cullen/Frost Bankers, Inc.	6,524	419,819
CVB Financial Corp.	10,254	117,613
East West Bancorp, Inc.	17,068	449,571
EverBank Financial Corp.	5,550	87,135
F.N.B. Corp.	15,258	175,467
Fifth Third Bancorp	101,492	1,847,154
First Bancorp Puerto Rico *	16,296	99,569
First Citizens BancShares, Inc., Class A	447	88,180
First Commonwealth Financial Corp.	13,227	95,367
First Financial Bancorp	6,080	93,693
First Financial Bankshares, Inc. (a)	3,206	176,330
First Horizon National Corp.	27,384	314,368
First Interstate BancSystem, Inc.	4,360	86,284
First Midwest Bancorp, Inc.	10,040	132,126
First Niagara Financial Group, Inc.	38,596	377,083
First Republic Bank	8,032	298,469
FirstMerit Corp.	17,847	336,773
Flagstar Bancorp, Inc. *	9,458	132,507
Fulton Financial Corp.	24,416	280,540
Glacier Bancorp, Inc.	7,663	148,969
Hancock Holding Co.	9,036	257,978
Home BancShares, Inc.	4,016	169,074
Hudson City Bancorp, Inc.	53,212	452,302
Huntington Bancshares, Inc.	94,376	731,414
IBERIABANK Corp.	3,012	155,238
Independent Bank Corp.	2,280	75,126
International Bancshares Corp.	6,180	134,600
Investors Bancorp, Inc.	6,024	119,155
Kearny Financial Corp. *	2,021	20,008
KeyCorp	107,876	1,162,903
M&T Bank Corp.	13,699	1,437,025
MB Financial, Inc.	6,065	154,718
MGIC Investment Corp. *	32,944	203,594
National Bank Holdings Corp., Class A	3,593	65,177
National Penn Bancshares, Inc.	13,630	134,664

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nationstar Mortgage Holdings, Inc. *(a)	3,170	129,051
NBT Bancorp, Inc.	3,468	68,944
New York Community Bancorp, Inc.	48,498	634,354
Northfield Bancorp, Inc.	6,315	72,370
Northwest Bancshares, Inc.	15,060	186,744
Ocwen Financial Corp. *	14,056	601,316
OFG Bancorp	10,920	194,158
Old National Bancorp	11,132	148,723
Oritani Financial Corp.	7,028	107,739
PacWest Bancorp	5,020	144,727
Park National Corp. (a)	1,278	88,284
People’s United Financial, Inc.	38,152	524,971
Pinnacle Financial Partners, Inc. *	3,470	87,097
Popular, Inc. *	11,054	331,620
PrivateBancorp, Inc.	9,036	174,937
Prosperity Bancshares, Inc.	5,020	251,452
Provident Financial Services, Inc.	8,032	122,247
Radian Group, Inc. (a)	14,398	185,302
Regions Financial Corp.	155,620	1,420,811
Renasant Corp.	2,514	59,909
S&T Bancorp, Inc.	3,071	59,393
Sandy Spring Bancorp, Inc.	2,414	51,708
SCBT Financial Corp.	1,457	72,923
Signature Bank *	5,020	387,444
State Bank Financial Corp.	3,271	50,602
Sterling Financial Corp.	4,071	92,086
SunTrust Banks, Inc.	60,240	1,933,102
Susquehanna Bancshares, Inc.	20,230	242,962
SVB Financial Group *	5,020	388,498
Synovus Financial Corp.	86,774	237,761
TCF Financial Corp.	20,328	292,723
Texas Capital Bancshares, Inc. *	4,264	188,298
TFS Financial Corp. *	14,056	154,335
The PNC Financial Services Group, Inc.	58,432	4,186,068
TrustCo Bank Corp.	10,170	56,850
Trustmark Corp.	8,032	204,736
U.S. Bancorp	209,836	7,356,850
UMB Financial Corp.	4,016	213,209
Umpqua Holdings Corp.	16,064	217,185
United Bankshares, Inc. (a)	5,061	131,637
Valley National Bancorp	26,261	244,752
ViewPoint Financial Group, Inc.	4,160	78,749
Washington Federal, Inc.	12,048	210,719
Webster Financial Corp.	10,379	242,350
Wells Fargo & Co.	545,258	22,110,212
WesBanco, Inc.	2,614	65,481
Westamerica Bancorp	3,012	135,630
Western Alliance Bancorp *	10,154	149,264
Wintrust Financial Corp.	5,020	189,455
Zions Bancorp	20,233	567,536

		65,377,828

Capital Goods 8.1%
3M Co.	70,543	7,778,777
A.O. Smith Corp.	8,032	314,854
AAON, Inc.	2,314	76,917
AAR Corp.	4,016	80,561
Actuant Corp., Class A	9,036	307,224
Acuity Brands, Inc.	5,020	376,851
Aecom Technology Corp. *	12,301	378,748
Aegion Corp. *	4,236	96,708
AGCO Corp.	10,440	579,107
Air Lease Corp.	7,269	203,532
Aircastle Ltd.	9,036	142,950
Albany International Corp., Class A	3,310	105,059
Alliant Techsystems, Inc.	3,412	267,910
Altra Holdings, Inc.	2,614	75,309
American Railcar Industries, Inc.	1,357	46,138
AMETEK, Inc.	27,108	1,169,710
Apogee Enterprises, Inc.	3,071	81,934
Applied Industrial Technologies, Inc.	5,020	241,311
Armstrong World Industries, Inc. *	2,227	115,737
Astec Industries, Inc.	2,144	75,726
AZZ, Inc.	2,380	98,722
B/E Aerospace, Inc. *	12,048	764,325
Barnes Group, Inc.	5,204	157,265
Beacon Roofing Supply, Inc. *	5,020	206,924
Belden, Inc.	6,024	321,983
Blount International, Inc. *	5,020	67,368
Brady Corp., Class A	5,020	163,351
Briggs & Stratton Corp.	5,261	123,107
Builders FirstSource, Inc. *	10,270	69,220
Carlisle Cos., Inc.	7,028	459,701
Caterpillar, Inc.	72,288	6,202,310
Chart Industries, Inc. *	3,033	295,050
CIRCOR International, Inc.	2,008	102,609
CLARCOR, Inc.	6,024	326,742
Colfax Corp. *	7,234	360,977
Comfort Systems USA, Inc.	4,328	59,813
Crane Co.	6,024	359,934
Cubic Corp.	1,454	69,210
Cummins, Inc.	19,435	2,325,009
Curtiss-Wright Corp.	5,020	182,527
Danaher Corp.	64,409	3,981,764
Deere & Co.	43,251	3,767,595
DigitalGlobe, Inc. *	7,677	232,076
Donaldson Co., Inc.	16,064	602,561
Dover Corp.	20,080	1,571,260
DXP Enterprises, Inc. *	1,057	62,437
Dycom Industries, Inc. *	3,493	79,466
Eaton Corp. plc	52,245	3,451,305
EMCOR Group, Inc.	7,028	279,363
Emerson Electric Co.	79,957	4,594,329
Encore Wire Corp.	2,479	85,798
EnerSys, Inc. *	5,214	259,814
EnPro Industries, Inc. *	2,160	108,799
ESCO Technologies, Inc.	4,016	128,994
Esterline Technologies Corp. *	4,016	294,734
Exelis, Inc.	20,080	243,972
Fastenal Co.	29,557	1,542,284
Flowserve Corp.	5,393	906,725
Fluor Corp.	18,433	1,165,150
Fortune Brands Home & Security, Inc.	17,568	742,775
Foster Wheeler AG *	11,746	270,393
Franklin Electric Co., Inc.	4,110	138,959
Gardner Denver, Inc.	6,024	454,812
GATX Corp.	6,024	300,778
GenCorp, Inc. *	6,342	86,759
Generac Holdings, Inc.	3,012	121,986
General Cable Corp. *	5,145	181,927

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Dynamics Corp.	36,403	2,806,671
General Electric Co.	1,152,970	26,887,260
Graco, Inc.	7,028	452,955
Granite Construction, Inc.	3,653	112,732
Great Lakes Dredge & Dock Corp.	6,442	53,469
Greenbrier Cos., Inc. *	2,514	58,953
Griffon Corp.	5,085	58,681
H&E Equipment Services, Inc.	4,114	92,071
Harsco Corp.	9,036	211,262
HEICO Corp.	5,460	276,167
Hexcel Corp. *	10,496	364,946
Honeywell International, Inc.	86,368	6,776,433
Hubbell, Inc., Class B	6,024	604,990
Huntington Ingalls Industries, Inc.	6,024	332,645
Hyster-Yale Materials Handling, Inc.	1,662	102,712
IDEX Corp.	9,036	497,432
II-VI, Inc. *	8,052	133,663
Illinois Tool Works, Inc.	47,597	3,337,978
Ingersoll-Rand plc	31,500	1,812,195
ITT Corp.	10,040	302,706
Jacobs Engineering Group, Inc. *	14,056	801,333
John Bean Technologies Corp.	3,071	66,334
Joy Global, Inc.	12,048	651,556
Kaman Corp.	3,012	102,137
Kaydon Corp.	5,020	135,741
KBR, Inc.	16,158	583,304
Kennametal, Inc.	9,036	391,620
L-3 Communications Holdings, Inc.	11,044	939,734
Lennox International, Inc.	6,024	385,476
Lincoln Electric Holdings, Inc.	10,040	600,392
Lindsay Corp.	1,225	99,531
Lockheed Martin Corp.	29,541	3,126,324
Masco Corp.	42,168	886,371
MasTec, Inc. *	6,603	209,975
Moog, Inc., Class A *	6,024	301,622
MRC Global, Inc. *	7,348	208,610
MSC Industrial Direct Co., Inc., Class A	5,020	415,003
Mueller Industries, Inc.	4,101	223,299
Mueller Water Products, Inc., Class A	17,069	129,895
National Presto Industries, Inc. (a)	500	38,465
Navistar International Corp. *	8,559	307,011
Nordson Corp.	6,024	429,029
Nortek, Inc. *	1,457	102,937
Northrop Grumman Corp.	27,161	2,237,795
Orbital Sciences Corp. *	6,024	109,516
Oshkosh Corp. *	10,040	399,793
Owens Corning *	12,323	538,515
PACCAR, Inc.	40,160	2,152,576
Pall Corp.	13,052	890,146
Parker Hannifin Corp.	17,068	1,702,704
Pentair Ltd. - Reg’d	23,248	1,353,964
Polypore International, Inc. *(a)	5,073	190,846
Powell Industries, Inc. *	1,157	54,703
Precision Castparts Corp.	16,064	3,436,411
Primoris Services Corp.	8,088	172,355
Proto Labs, Inc. *	1,154	63,747
Quanex Building Products Corp.	4,060	75,151
Quanta Services, Inc. *	23,345	662,298
Raven Industries, Inc.	4,016	121,645
Raytheon Co.	36,472	2,430,494
RBC Bearings, Inc. *	3,012	147,468
Regal-Beloit Corp.	5,020	338,900
Rexnord Corp. *	10,225	203,887
Rockwell Automation, Inc.	16,064	1,413,953
Rockwell Collins, Inc.	15,454	1,000,647
Roper Industries, Inc.	11,044	1,371,886
Rush Enterprises, Inc., Class A *	3,401	87,406
Simpson Manufacturing Co., Inc.	6,024	176,322
Snap-On, Inc.	6,324	576,053
Solarcity Corp. *(a)	8,784	397,476
Spirit AeroSystems Holdings, Inc., Class A *	12,535	270,881
SPX Corp.	6,024	475,414
Standex International Corp.	1,004	52,379
Stanley Black & Decker, Inc.	19,076	1,511,201
Sun Hydraulics Corp.	2,479	80,444
TAL International Group, Inc. *	3,024	127,794
Teledyne Technologies, Inc. *	4,063	313,745
Tennant Co.	3,012	148,612
Terex Corp. *	13,052	468,175
Textainer Group Holdings Ltd. (a)	2,273	85,215
Textron, Inc.	31,124	839,103
The Babcock & Wilcox Co.	13,052	387,383
The Boeing Co.	75,479	7,473,931
The Gorman-Rupp Co.	1,557	45,558
The Manitowoc Co., Inc.	17,068	358,599
The Middleby Corp. *	2,041	333,683
The Timken Co.	9,036	512,883
The Toro Co.	6,318	301,116
Thermon Group Holdings, Inc. *	2,014	39,817
Titan International, Inc.	4,016	93,693
TransDigm Group, Inc.	5,049	737,659
Trex Co., Inc. *	1,357	75,409
TriMas Corp. *	3,310	106,748
Trinity Industries, Inc.	9,036	369,843
Triumph Group, Inc.	5,322	413,253
Tutor Perini Corp. *	4,624	85,636
United Rentals, Inc. *	10,173	578,233
United Technologies Corp.	92,980	8,823,802
Universal Forest Products, Inc.	2,080	82,181
URS Corp.	9,036	437,704
USG Corp. *	9,512	259,963
Valmont Industries, Inc.	2,355	358,737
W.W. Grainger, Inc.	6,497	1,672,588
Wabash National Corp. *	7,299	76,640
WABCO Holdings, Inc. *	7,028	530,052
Wabtec Corp.	5,120	563,251
Watsco, Inc.	3,012	262,797
Watts Water Technologies, Inc., Class A	3,106	147,846
WESCO International, Inc. *	5,020	372,785
Woodward, Inc.	6,024	235,840
Xylem, Inc.	20,080	565,051

		160,281,946

Commercial & Professional Services 1.1%
ABM Industries, Inc.	4,572	110,551
Acacia Research Corp.	5,273	131,825
Acco Brands Corp. *	12,048	86,143
Avery Dennison Corp.	12,048	524,088
Cintas Corp.	13,052	595,889

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Clean Harbors, Inc. *	6,024	344,573
Copart, Inc. *	12,488	429,462
Covanta Holding Corp.	15,060	307,977
Deluxe Corp.	6,024	225,298
Equifax, Inc.	14,056	856,010
Exponent, Inc.	1,290	72,240
FTI Consulting, Inc. *	6,024	228,852
G&K Services, Inc., Class A	3,012	145,510
Healthcare Services Group, Inc.	8,032	182,246
Herman Miller, Inc.	6,280	176,531
HNI Corp.	6,024	221,502
Huron Consulting Group, Inc. *	2,008	89,778
ICF International, Inc. *	2,214	66,752
IHS, Inc., Class A *	5,353	562,761
Innerworkings, Inc. *	4,128	44,748
Insperity, Inc.	3,021	91,113
Interface, Inc.	6,259	105,151
Iron Mountain, Inc.	18,541	664,509
KAR Auction Services, Inc.	8,529	200,005
Kelly Services, Inc., Class A	3,471	61,471
Kforce, Inc.	4,128	61,466
Kimball International, Inc., Class B	4,028	39,434
Knoll, Inc.	5,197	81,385
Korn/Ferry International *	5,090	89,075
Manpowergroup, Inc.	9,036	517,492
McGrath Rentcorp	2,410	79,602
Mine Safety Appliances Co.	3,327	166,084
Mistras Group, Inc. *	2,214	47,335
Mobile Mini, Inc. *	4,016	135,138
Navigant Consulting, Inc. *	6,076	80,082
Nielsen Holdings N.V.	17,902	607,057
On Assignment, Inc. *	4,060	105,722
Performant Financial Corp. *	4,328	47,738
Pitney Bowes, Inc. (a)	23,092	338,991
Quad/Graphics, Inc. (a)	9,425	219,603
R.R. Donnelley & Sons Co. (a)	19,990	265,267
Republic Services, Inc.	34,136	1,164,038
Robert Half International, Inc.	17,068	593,284
Rollins, Inc.	8,188	206,829
Steelcase, Inc., Class A	8,478	117,336
Stericycle, Inc. *	10,040	1,101,990
Team, Inc. *	3,012	108,643
Tetra Tech, Inc. *	6,624	182,624
The ADT Corp. *	25,429	1,032,163
The Advisory Board Co. *	4,016	212,085
The Brink’s Co.	6,024	161,624
The Corporate Executive Board Co.	3,402	208,168
The Dun & Bradstreet Corp.	4,610	452,425
Towers Watson & Co., Class A	6,200	481,616
TrueBlue, Inc. *	6,024	141,805
Tyco International Ltd.	51,204	1,731,207
UniFirst Corp.	2,008	190,559
United Stationers, Inc.	6,024	207,888
Verisk Analytics, Inc., Class A *	16,064	944,884
Viad Corp.	2,214	54,597
WageWorks, Inc. *	2,614	75,728
Waste Connections, Inc.	13,482	542,516
Waste Management, Inc.	48,192	2,020,691

		21,339,156

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	4,260	78,384
Arctic Cat, Inc.	2,008	94,155
Brunswick Corp.	10,040	337,043
Carter’s, Inc.	5,348	385,430
Coach, Inc.	32,128	1,871,777
Columbia Sportswear Co. (a)	2,008	120,922
Crocs, Inc. *	11,095	195,716
D.R. Horton, Inc.	32,128	782,638
Deckers Outdoor Corp. *	2,744	147,298
Ethan Allen Interiors, Inc.	2,580	80,935
Fifth & Pacific Cos., Inc. *	12,289	264,091
Fossil, Inc. *	6,024	639,749
G-III Apparel Group Ltd. *	1,457	61,354
Garmin Ltd. (a)	13,052	455,906
Hanesbrands, Inc.	11,044	550,654
Harman International Industries, Inc.	8,032	426,499
Hasbro, Inc.	13,052	580,553
Helen of Troy Ltd. *	5,020	199,143
Iconix Brand Group, Inc. *	8,046	242,104
iRobot Corp. *	2,619	88,496
Jarden Corp. *	12,732	593,057
KB Home	8,326	184,504
La-Z-Boy, Inc.	8,032	148,351
Leapfrog Enterprises, Inc. *(a)	5,604	53,630
Leggett & Platt, Inc.	15,401	492,832
Lennar Corp., Class A	17,668	694,706
M.D.C Holdings, Inc.	5,020	186,292
Maidenform Brands, Inc. *	2,414	43,911
Mattel, Inc.	37,524	1,679,199
Meritage Homes Corp. *	3,321	157,283
Michael Kors Holdings Ltd. *	19,468	1,222,980
Mohawk Industries, Inc. *	6,224	691,922
Movado Group, Inc.	2,280	82,308
NACCO Industries, Inc., Class A	1,004	56,244
Newell Rubbermaid, Inc.	32,128	868,741
NIKE, Inc., Class B	80,666	4,973,866
NVR, Inc. *	448	440,523
Oxford Industries, Inc.	2,010	132,037
Polaris Industries, Inc.	7,142	682,132
PulteGroup, Inc. *	38,152	823,702
PVH Corp.	8,451	973,471
Quiksilver, Inc. *	15,575	122,575
Ralph Lauren Corp.	7,028	1,230,533
Skechers U.S.A., Inc., Class A *	4,260	95,850
Smith & Wesson Holding Corp. *(a)	5,020	45,732
Standard Pacific Corp. *	18,109	160,265
Steven Madden Ltd. *	5,020	243,470
Sturm Ruger & Co., Inc. (a)	2,061	103,627
Tempur-Pedic International, Inc. *	7,028	297,144
The Jones Group, Inc.	8,032	117,026
The Ryland Group, Inc.	4,486	203,126
Toll Brothers, Inc. *	17,068	583,214
True Religion Apparel, Inc.	2,710	86,286
Tumi Holdings, Inc. *	3,370	81,723
Tupperware Brands Corp.	7,028	569,127
Under Armour, Inc., Class A *	8,260	512,120
VF Corp.	9,483	1,743,544
Whirlpool Corp.	8,432	1,077,272
Wolverine World Wide, Inc.	6,024	315,356

		30,372,528

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.1%
AFC Enterprises, Inc. *	3,012	109,818
American Public Education, Inc. *	2,010	76,460
Ameristar Casinos, Inc.	3,370	88,294
Apollo Group, Inc., Class A *	7,539	150,705
Ascent Capital Group, Inc., Class A *	1,390	100,789
Bally Technologies, Inc. *	4,410	251,149
BJ’s Restaurants, Inc. *	3,012	113,070
Bloomin’ Brands, Inc. *	8,384	195,012
Bob Evans Farms, Inc.	3,147	145,266
Boyd Gaming Corp. *(a)	5,767	75,144
Brinker International, Inc.	8,527	334,344
Buffalo Wild Wings, Inc. *	2,022	194,031
Burger King Worldwide, Inc. (a)	10,040	185,539
Carnival Corp.	49,285	1,631,333
Chipotle Mexican Grill, Inc. *	3,548	1,280,828
Choice Hotels International, Inc.	3,040	120,019
Churchill Downs, Inc.	1,341	112,564
Coinstar, Inc. *(a)	3,085	179,670
Cracker Barrel Old Country Store, Inc.	3,012	269,454
Darden Restaurants, Inc.	15,060	780,108
Denny’s Corp. *	10,270	61,928
DeVry, Inc.	4,308	134,539
DineEquity, Inc.	1,448	104,821
Domino’s Pizza, Inc.	6,174	365,933
Dunkin’ Brands Group, Inc.	8,075	319,770
Grand Canyon Education, Inc. *	3,470	111,456
H&R Block, Inc.	32,298	945,362
Hillenbrand, Inc.	8,032	191,644
Hyatt Hotels Corp., Class A *	6,130	252,066
International Game Technology	29,351	524,796
International Speedway Corp., Class A	3,154	109,318
Interval Leisure Group, Inc.	5,213	112,653
ITT Educational Services, Inc. *(a)	3,417	81,905
Jack in the Box, Inc. *	4,572	166,832
K12, Inc. *	4,016	119,356
Krispy Kreme Doughnuts, Inc. *	7,199	124,687
Las Vegas Sands Corp.	38,781	2,245,420
Life Time Fitness, Inc. *	4,261	212,368
Marriott International, Inc., Class A	27,538	1,156,871
Marriott Vacations Worldwide Corp. *	3,214	142,219
Matthews International Corp., Class A	4,016	154,014
McDonald’s Corp.	111,491	10,766,686
MGM Resorts International *	40,618	616,175
Norwegian Cruise Line Holdings Ltd. *	2,710	83,332
Orient-Express Hotels Ltd., Class A *	10,040	118,874
Panera Bread Co., Class A *	3,126	599,661
Papa John’s International, Inc. *	2,136	137,622
Penn National Gaming, Inc. *	7,228	397,829
Pinnacle Entertainment, Inc. *	6,623	130,341
Regis Corp.	6,280	115,615
Royal Caribbean Cruises Ltd.	15,660	548,257
SeaWorld Entertainment, Inc. *	2,528	89,466
Service Corp. International	23,527	423,015
SHFL Entertainment, Inc. *	5,548	95,703
Six Flags Entertainment Corp.	6,027	449,433
Sonic Corp. *	7,028	92,278
Sotheby’s	7,124	265,369
Starbucks Corp.	84,105	5,304,502
Starwood Hotels & Resorts Worldwide, Inc.	21,484	1,467,357
Steiner Leisure Ltd. *	1,373	69,735
Stewart Enterprises, Inc., Class A	9,036	117,468
Strayer Education, Inc. (a)	1,305	69,804
Texas Roadhouse, Inc.	7,028	166,212
The Cheesecake Factory, Inc.	5,462	218,043
The Wendy’s Co.	41,164	244,926
Vail Resorts, Inc.	4,016	257,225
Weight Watchers International, Inc.	2,608	119,577
WMS Industries, Inc. *	5,020	127,257
Wyndham Worldwide Corp.	15,454	898,186
Wynn Resorts Ltd.	9,036	1,227,902
Yum! Brands, Inc.	50,247	3,404,234

		42,653,639

Diversified Financials 6.4%
Affiliated Managers Group, Inc. *	6,024	987,936
American Express Co.	107,574	8,144,428
Ameriprise Financial, Inc.	23,186	1,890,123
Artisan Partners Asset Management, Inc. *	3,790	177,107
Bank of America Corp.	1,199,896	16,390,579
BlackRock, Inc.	14,065	3,926,948
Capital One Financial Corp.	64,256	3,915,118
Cash America International, Inc.	3,155	150,525
CBOE Holdings, Inc.	11,086	444,992
Citigroup, Inc.	337,400	17,541,426
CME Group, Inc.	33,526	2,277,421
Cohen & Steers, Inc.	3,012	113,673
Credit Acceptance Corp. *	1,004	114,315
DFC Global Corp. *	4,016	59,838
Discover Financial Services	56,612	2,683,975
E*TRADE Financial Corp. *	27,108	315,266
Eaton Vance Corp.	13,052	541,789
Encore Capital Group, Inc. *	2,280	81,328
Evercore Partners, Inc., Class A	2,008	79,758
EZCORP, Inc., Class A *	6,024	115,239
Federated Investors, Inc., Class B (a)	12,048	333,368
Financial Engines, Inc.	5,020	216,462
First Cash Financial Services, Inc. *	3,027	162,883
Franklin Resources, Inc.	15,214	2,355,279
GAMCO Investors, Inc., Class A	1,476	78,745
Greenhill & Co., Inc.	2,602	129,606
HFF, Inc., Class A	5,020	94,426
ING US, Inc. *	6,584	187,842
Interactive Brokers Group, Inc., Class A	4,607	72,652
IntercontinentalExchange, Inc. *	8,032	1,375,159
Invesco Ltd.	51,204	1,727,623
Janus Capital Group, Inc.	20,080	176,102
JPMorgan Chase & Co.	425,044	23,203,152
Legg Mason, Inc.	14,207	497,813
Leucadia National Corp.	35,229	1,105,486
LPL Financial Holdings, Inc.	3,653	135,453

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MarketAxess Holdings, Inc.	3,381	146,600
McGraw Hill Financial, Inc.	31,124	1,697,814
Moody’s Corp.	21,278	1,413,710
Morgan Stanley	152,201	3,942,006
MSCI, Inc. *	14,056	495,334
Nelnet, Inc., Class A	3,088	120,617
Netspend Holdings, Inc. *	6,086	97,437
NewStar Financial, Inc. *	5,155	65,984
Northern Trust Corp.	24,096	1,401,182
NYSE Euronext	29,116	1,171,337
PHH Corp. *	6,212	125,234
PICO Holdings, Inc. *	2,314	52,273
Piper Jaffray Cos., Inc. *	3,417	122,021
Portfolio Recovery Associates, Inc. *	2,008	305,758
Raymond James Financial, Inc.	12,234	537,929
SEI Investments Co.	14,644	448,253
SLM Corp.	51,686	1,227,026
State Street Corp.	51,418	3,402,843
Stifel Financial Corp. *	6,699	241,097
T. Rowe Price Group, Inc.	28,112	2,132,576
TD Ameritrade Holding Corp.	26,104	611,878
The Bank of New York Mellon Corp.	129,056	3,879,423
The Charles Schwab Corp. (b)	120,744	2,397,976
The Goldman Sachs Group, Inc.	48,738	7,899,455
The NASDAQ OMX Group, Inc.	13,140	413,384
Virtus Investment Partners, Inc. *	400	92,744
Waddell & Reed Financial, Inc., Class A	9,336	429,829
Walter Investment Management Corp. *	3,070	111,779
WisdomTree Investments, Inc. *	12,048	149,877
World Acceptance Corp. *	2,008	185,459

		127,122,670

Energy 9.8%
Alon USA Energy, Inc.	4,624	84,665
Alpha Natural Resources, Inc. *	22,088	147,548
Anadarko Petroleum Corp.	55,220	4,830,093
Apache Corp.	43,172	3,545,716
Approach Resources, Inc. *	3,062	77,132
Arch Coal, Inc. (a)	23,092	119,155
Atwood Oceanics, Inc. *	6,024	316,320
Baker Hughes, Inc.	48,192	2,191,772
Berry Petroleum Co., Class A	6,024	260,899
Bill Barrett Corp. *(a)	2,710	61,165
Bonanza Creek Energy, Inc. *	2,314	85,965
Bristow Group, Inc.	3,606	226,637
C&J Energy Services, Inc. *	4,633	86,174
Cabot Oil & Gas Corp.	24,096	1,695,395
Cameron International Corp. *	28,112	1,711,177
CARBO Ceramics, Inc. (a)	2,155	142,015
Carrizo Oil & Gas, Inc. *	4,016	103,051
Cheniere Energy, Inc. *	26,688	783,293
Chesapeake Energy Corp.	57,386	1,253,310
Chevron Corp.	215,741	26,482,208
Cimarex Energy Co.	10,040	704,206
Clean Energy Fuels Corp. *(a)	7,028	93,262
Cloud Peak Energy, Inc. *	7,028	134,938
Cobalt International Energy, Inc. *	30,562	792,778
Comstock Resources, Inc.	5,020	80,973
Concho Resources, Inc. *	11,391	952,971
ConocoPhillips	134,536	8,252,438
CONSOL Energy, Inc.	24,719	857,255
Contango Oil & Gas Co.	1,004	35,120
Continental Resources, Inc. *	6,224	504,953
Crosstex Energy, Inc.	5,622	107,099
CVR Energy, Inc. (a)	2,008	126,122
Delek US Holdings, Inc.	3,193	115,044
Denbury Resources, Inc. *	43,221	793,105
Devon Energy Corp.	42,168	2,397,251
Diamond Offshore Drilling, Inc.	7,428	511,121
Diamondback Energy, Inc. *	3,493	117,959
Dresser-Rand Group, Inc. *	8,181	495,769
Dril-Quip, Inc. *	4,063	367,498
Energen Corp.	8,032	435,254
Ensco plc, Class A	25,225	1,517,788
EOG Resources, Inc.	30,120	3,888,492
EPL Oil & Gas, Inc. *	5,050	153,773
EQT Corp.	17,068	1,363,392
Era Group, Inc. *	2,008	51,726
EXCO Resources, Inc.	17,068	138,763
Exterran Holdings, Inc. *	7,056	204,060
Exxon Mobil Corp.	496,746	44,940,611
FMC Technologies, Inc. *	26,292	1,463,413
Forest Oil Corp. *	12,048	54,818
Forum Energy Technologies, Inc. *(a)	7,273	215,935
Geospace Technologies Corp. *	1,349	117,174
Gulfmark Offshore, Inc., Class A	3,012	138,130
Gulfport Energy Corp. *	6,479	308,984
Halcon Resources Corp. *(a)	10,570	55,810
Halliburton Co.	102,408	4,285,775
Helix Energy Solutions Group, Inc. *	11,044	263,510
Helmerich & Payne, Inc.	11,444	706,553
Hercules Offshore, Inc. *	17,634	121,851
Hess Corp.	33,132	2,233,428
HollyFrontier Corp.	22,587	1,118,056
Hornbeck Offshore Services, Inc. *	4,016	208,912
ION Geophysical Corp. *	19,076	121,896
Key Energy Services, Inc. *	19,076	123,612
Kinder Morgan, Inc.	69,526	2,640,597
Kodiak Oil & Gas Corp. *	27,144	238,324
Laredo Petroleum Holdings, Inc. *	10,789	208,875
Lufkin Industries, Inc.	4,016	354,452
Marathon Oil Corp.	79,316	2,727,677
Marathon Petroleum Corp.	38,152	3,147,540
McDermott International, Inc. *	26,122	249,465
McMoRan Exploration Co. *	11,078	184,227
Murphy Oil Corp.	21,084	1,335,039
Nabors Industries Ltd.	33,132	530,443
National-Oilwell Varco, Inc.	47,188	3,317,316
Newfield Exploration Co. *	14,940	355,423
Newpark Resources, Inc. *	10,070	112,281
Noble Corp.	28,355	1,098,756
Noble Energy, Inc.	40,160	2,315,224
Northern Oil and Gas, Inc. *	7,028	92,559
Oasis Petroleum, Inc. *	8,032	298,469
Occidental Petroleum Corp.	90,360	8,319,445
Oceaneering International, Inc.	12,048	873,239
Oil States International, Inc. *	6,024	593,364
Parker Drilling Co. *	12,629	56,325
Patterson-UTI Energy, Inc.	18,072	379,693
PBF Energy, Inc. (a)	2,710	79,051

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PDC Energy, Inc. *	4,016	205,579
Peabody Energy Corp.	31,124	612,209
Phillips 66	70,280	4,678,540
Pioneer Energy Services Corp. *	6,653	46,438
Pioneer Natural Resources Co.	14,491	2,009,612
QEP Resources, Inc.	19,240	545,646
Range Resources Corp.	18,072	1,358,653
Rentech, Inc.	40,600	89,320
Resolute Energy Corp. *	9,110	76,706
Rex Energy Corp. *	8,120	134,873
Rosetta Resources, Inc. *	5,514	258,386
Rowan Cos. plc, Class A *	14,056	467,221
RPC, Inc. (a)	5,336	67,180
Sanchez Energy Corp. *(a)	3,593	78,579
SandRidge Energy, Inc. *(a)	38,693	200,043
Schlumberger Ltd.	147,284	10,756,151
SEACOR Holdings, Inc.	2,008	154,194
SemGroup Corp., Class A	5,020	262,646
SM Energy Co.	7,028	426,178
Solazyme, Inc. *(a)	6,040	74,413
Southwestern Energy Co. *	38,152	1,437,949
Spectra Energy Corp.	73,446	2,245,244
Stone Energy Corp. *	5,370	120,879
Superior Energy Services, Inc. *	17,368	463,378
Swift Energy Co. *	5,025	68,139
Targa Resources Corp.	4,016	258,711
Teekay Corp.	4,262	164,684
Tesoro Corp.	16,064	990,346
TETRA Technologies, Inc. *	9,079	94,512
The Williams Cos., Inc.	74,304	2,614,015
Tidewater, Inc.	6,024	331,862
Transocean Ltd.	40,160	2,017,237
Ultra Petroleum Corp. *(a)	17,068	388,809
Unit Corp. *	5,020	226,753
VAALCO Energy, Inc. *	9,110	55,753
Valero Energy Corp.	62,248	2,529,136
W&T Offshore, Inc.	4,016	59,196
Weatherford International Ltd. *	83,332	1,124,149
Western Refining, Inc.	7,028	234,524
Whiting Petroleum Corp. *	12,642	582,417
World Fuel Services Corp.	8,032	327,143
WPX Energy, Inc. *	21,263	409,525

		194,629,980

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	5,020	305,015
Costco Wholesale Corp.	48,192	5,285,217
CVS Caremark Corp.	137,690	7,928,190
Harris Teeter Supermarkets, Inc.	5,231	245,857
PriceSmart, Inc.	2,008	169,536
Rite Aid Corp. *	67,536	198,556
Safeway, Inc.	26,323	605,692
Spartan Stores, Inc.	4,060	72,146
SUPERVALU, Inc. *(a)	23,211	149,943
Susser Holdings Corp. *	1,557	73,708
Sysco Corp.	65,260	2,205,788
The Andersons, Inc.	3,012	153,431
The Fresh Market, Inc. *	4,316	213,815
The Kroger Co.	56,642	1,907,136
United Natural Foods, Inc. *	5,020	265,659
Wal-Mart Stores, Inc.	185,948	13,916,348
Walgreen Co.	95,655	4,568,483
Weis Markets, Inc.	2,008	82,147
Whole Foods Market, Inc.	38,822	2,013,309

		40,359,976

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	222,537	8,033,586
Annie’s, Inc. *	1,057	41,128
Archer-Daniels-Midland Co.	72,449	2,335,031
B&G Foods, Inc.	6,024	173,371
Beam, Inc.	17,168	1,113,173
Boulder Brands, Inc. *	5,020	52,660
Brown-Forman Corp., Class B	16,458	1,132,640
Bunge Ltd.	16,064	1,118,054
Cal-Maine Foods, Inc.	1,357	60,712
Campbell Soup Co.	19,664	841,816
Coca-Cola Enterprises, Inc.	30,370	1,128,549
ConAgra Foods, Inc.	45,324	1,526,966
Constellation Brands, Inc., Class A *	16,246	861,200
Darling International, Inc. *	13,052	255,950
Dean Foods Co. *	20,386	213,849
Dole Food Co., Inc. *	4,028	38,145
Dr. Pepper Snapple Group, Inc.	23,265	1,069,725
Flowers Foods, Inc.	12,536	418,326
Fresh Del Monte Produce, Inc.	5,020	134,385
General Mills, Inc.	71,443	3,363,536
Green Mountain Coffee Roasters, Inc. *	14,209	1,039,104
H.J. Heinz Co.	36,144	2,615,380
Hillshire Brands Co.	13,070	452,745
Hormel Foods Corp.	16,064	639,669
Ingredion, Inc.	9,036	615,532
J&J Snack Foods Corp.	2,060	156,354
Kellogg Co.	28,638	1,776,988
Kraft Foods Group, Inc.	65,427	3,606,991
Lancaster Colony Corp.	2,020	166,589
Lorillard, Inc.	42,909	1,821,058
McCormick & Co., Inc. Non Voting Shares	14,456	998,621
Mead Johnson Nutrition Co.	23,092	1,872,068
Molson Coors Brewing Co., Class B	17,068	843,330
Mondelez International, Inc., Class A	196,180	5,779,463
Monster Beverage Corp. *	17,068	931,742
PepsiCo, Inc.	170,773	13,793,335
Philip Morris International, Inc.	182,614	16,601,439
Pilgrim’s Pride Corp. *	9,413	112,579
Post Holdings, Inc. *	3,012	127,076
Reynolds American, Inc.	36,372	1,749,857
Sanderson Farms, Inc.	3,012	207,587
Seaboard Corp.	26	71,637
Smithfield Foods, Inc. *	13,644	449,433
Snyders-Lance, Inc.	6,024	156,142
The Boston Beer Co., Inc., Class A *	1,004	153,451
The Coca-Cola Co.	424,125	16,960,759
The Hain Celestial Group, Inc. *	5,020	334,432
The Hershey Co.	17,068	1,520,930
The J.M. Smucker Co.	12,095	1,221,111
Tootsie Roll Industries, Inc. (a)	3,148	98,910
TreeHouse Foods, Inc. *	4,016	262,968
Tyson Foods, Inc., Class A	31,124	778,100
Universal Corp.	3,012	176,594

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vector Group Ltd. (a)	5,614	90,105
WhiteWave Foods Co., Class A *(a)	8,341	145,470
WhiteWave Foods Co., Class B *	7,416	122,655

		102,363,006

Health Care Equipment & Services 4.4%
Abaxis, Inc.	2,619	115,262
Abbott Laboratories	174,723	6,407,092
ABIOMED, Inc. *	3,477	74,999
Acadia Healthcare Co., Inc. *	7,679	256,402
Aetna, Inc.	42,238	2,550,330
Air Methods Corp.	3,354	125,574
Alere, Inc. *	9,036	231,141
Align Technology, Inc. *	7,623	272,522
Allscripts Healthcare Solutions, Inc. *	21,084	292,013
AmerisourceBergen Corp.	25,788	1,394,615
AmSurg Corp. *	3,270	116,183
Analogic Corp.	1,208	96,024
ArthroCare Corp. *	3,106	105,387
athenahealth, Inc. *	4,016	339,553
Baxter International, Inc.	61,244	4,307,291
Becton, Dickinson & Co.	21,684	2,138,476
Bio-Reference Labs, Inc. *(a)	2,580	79,593
BioScrip, Inc. *	6,142	85,865
Boston Scientific Corp. *	156,741	1,448,287
Brookdale Senior Living, Inc. *	10,040	284,634
C.R. Bard, Inc.	8,393	865,234
Cantel Medical Corp.	2,280	77,611
Cardinal Health, Inc.	37,442	1,758,276
CareFusion Corp. *	25,100	922,425
Centene Corp. *	6,024	298,188
Cerner Corp. *	16,064	1,578,770
Chemed Corp.	2,055	143,891
CIGNA Corp.	32,256	2,190,182
Community Health Systems, Inc.	11,044	531,989
Computer Programs & Systems, Inc.	1,201	60,146
Conceptus, Inc. *	3,271	101,336
CONMED Corp.	3,049	100,404
Covidien plc	53,212	3,384,283
Cyberonics, Inc. *	2,402	114,599
DaVita HealthCare Partners, Inc. *	9,330	1,157,573
DENTSPLY International, Inc.	16,064	670,833
Dexcom, Inc. *	9,036	188,220
Edwards Lifesciences Corp. *	13,052	867,436
Emeritus Corp. *	3,200	81,344
Endologix, Inc. *	6,145	82,589
Express Scripts Holding Co. *	90,056	5,594,279
Globus Medical, Inc., Class A *(a)	5,755	84,023
Greatbatch, Inc. *	2,414	77,755
Haemonetics Corp. *	6,024	248,671
Hanger, Inc. *	3,545	113,121
HCA Holdings, Inc.	26,811	1,047,238
Health Management Associates, Inc., Class A *	29,116	401,510
Health Net, Inc. *	11,044	351,972
HEALTHSOUTH Corp. *	10,040	294,072
HealthStream, Inc. *	2,114	56,613
Henry Schein, Inc. *	10,040	966,752
Hill-Rom Holdings, Inc.	7,028	253,922
HMS Holdings Corp. *	9,210	229,329
Hologic, Inc. *	28,112	583,324
Humana, Inc.	18,072	1,459,856
ICU Medical, Inc. *	1,190	84,954
IDEXX Laboratories, Inc. *	6,038	497,773
Insulet Corp. *	5,020	149,897
Integra LifeSciences Holdings Corp. *	3,026	114,655
Intuitive Surgical, Inc. *	4,305	2,141,867
IPC The Hospitalist Co. *	1,490	72,652
Kindred Healthcare, Inc. *	10,040	135,540
Laboratory Corp. of America Holdings *	11,044	1,098,768
Landauer, Inc.	1,057	56,211
LifePoint Hospitals, Inc. *	6,024	299,574
Magellan Health Services, Inc. *	4,016	218,872
Masimo Corp.	6,024	130,420
McKesson Corp.	26,104	2,972,201
MedAssets, Inc. *	6,050	99,220
Medidata Solutions, Inc. *	2,619	180,763
MEDNAX, Inc. *	5,320	493,856
Medtronic, Inc.	112,589	5,743,165
Meridian Bioscience, Inc.	7,028	151,875
Merit Medical Systems, Inc. *	5,020	49,547
Molina Healthcare, Inc. *	3,201	120,998
MWI Veterinary Supply, Inc. *	1,251	152,009
National Healthcare Corp.	1,057	50,197
Neogen Corp. *	3,012	164,064
NuVasive, Inc. *	5,207	113,096
NxStage Medical, Inc. *	6,024	84,035
Omnicare, Inc.	13,052	600,784
Omnicell, Inc. *	3,371	61,116
Orthofix International N.V. *	2,046	56,551
Owens & Minor, Inc.	7,028	240,217
Patterson Cos., Inc.	9,230	360,708
Quest Diagnostics, Inc.	17,368	1,074,037
Quidel Corp. *	9,409	224,969
ResMed, Inc. (a)	16,064	771,072
Select Medical Holdings Corp.	28,740	227,046
Sirona Dental Systems, Inc. *	6,099	432,663
St. Jude Medical, Inc.	34,719	1,500,902
STERIS Corp.	6,024	273,128
Stryker Corp.	31,618	2,099,119
Team Health Holdings, Inc. *	5,020	196,131
Teleflex, Inc.	5,020	393,217
Tenet Healthcare Corp. *	13,393	634,426
The Cooper Cos., Inc.	5,020	567,310
The Ensign Group, Inc.	1,557	56,161
Thoratec Corp. *	6,024	187,768
Triple-S Management Corp., Class B *	3,325	70,390
UnitedHealth Group, Inc.	113,846	7,130,175
Universal American Corp.	9,036	82,408
Universal Health Services, Inc., Class B	10,040	694,166
Vanguard Health Systems, Inc. *	7,522	100,193
Varian Medical Systems, Inc. *	12,253	821,074
VCA Antech, Inc. *	9,036	230,960
Vocera Communications, Inc. *	1,457	21,505
Volcano Corp. *	6,024	115,058
WellCare Health Plans, Inc. *	5,020	261,743
WellPoint, Inc.	33,472	2,576,340
West Pharmaceutical Services, Inc.	4,016	275,297

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wright Medical Group, Inc. *	6,024	150,781
Zimmer Holdings, Inc.	19,223	1,509,198

		87,031,831

Household & Personal Products 2.0%
Avon Products, Inc.	47,188	1,112,221
Central Garden & Pet Co., Class A *	4,328	32,850
Church & Dwight Co., Inc.	16,064	976,852
Colgate-Palmolive Co.	98,592	5,702,561
Elizabeth Arden, Inc. *	2,502	117,844
Energizer Holdings, Inc.	7,142	683,561
Harbinger Group, Inc. *	6,342	54,668
Herbalife Ltd. (a)	13,052	609,137
Kimberly-Clark Corp.	42,703	4,134,931
Nu Skin Enterprises, Inc., Class A	7,028	413,246
Prestige Brands Holdings, Inc. *	5,313	156,149
Revlon, Inc., Class A *	3,371	67,083
Spectrum Brands Holdings, Inc.	2,450	147,711
The Clorox Co.	14,203	1,179,985
The Estee Lauder Cos., Inc., Class A	26,404	1,789,663
The Procter & Gamble Co.	302,750	23,239,090
WD-40 Co.	1,432	77,672

		40,495,224

Insurance 4.4%
ACE Ltd.	37,348	3,349,369
Aflac, Inc.	52,208	2,907,463
Alleghany Corp. *	2,008	783,120
Allied World Assurance Co. Holdings AG	4,016	359,071
American Equity Investment Life Holding Co.	6,623	107,293
American Financial Group, Inc.	8,578	416,548
American International Group, Inc. *	163,035	7,248,536
American National Insurance Co.	1,035	103,376
AMERISAFE, Inc.	2,014	68,335
AmTrust Financial Services, Inc. (a)	3,201	105,729
Aon plc	36,165	2,302,626
Arch Capital Group Ltd. *	15,060	771,223
Argo Group International Holdings Ltd.	4,418	174,981
Arthur J. Gallagher & Co.	14,056	613,966
Aspen Insurance Holdings Ltd.	8,032	295,096
Assurant, Inc.	8,634	429,455
Assured Guaranty Ltd.	21,317	482,191
Axis Capital Holdings Ltd.	13,093	570,331
Berkshire Hathaway, Inc., Class B *	201,446	22,978,945
Brown & Brown, Inc.	13,052	421,188
Cincinnati Financial Corp.	17,068	807,999
Citizens, Inc. *	4,628	28,138
CNA Financial Corp.	4,032	137,773
CNO Financial Group, Inc.	25,508	314,769
Employers Holdings, Inc.	4,016	99,356
Endurance Specialty Holdings Ltd.	6,024	303,188
Enstar Group Ltd. *	1,004	126,775
Erie Indemnity Co., Class A	3,026	229,704
Everest Re Group Ltd.	6,024	780,771
FBL Financial Group, Inc., Class A	2,280	93,685
Fidelity National Financial, Inc., Class A	23,233	611,260
First American Financial Corp.	12,048	287,706
Genworth Financial, Inc., Class A *	53,212	575,222
Greenlight Capital Re Ltd., Class A *	3,012	72,860
Hartford Financial Services Group, Inc.	48,281	1,478,847
HCC Insurance Holdings, Inc.	12,048	516,257
Hilltop Holdings, Inc. *	14,258	228,128
Horace Mann Educators Corp.	4,621	112,290
Infinity Property & Casualty Corp.	1,004	57,981
Kemper Corp.	6,024	205,659
Lincoln National Corp.	30,561	1,089,805
Loews Corp.	34,371	1,574,879
Maiden Holdings Ltd.	5,385	57,512
Markel Corp. *	1,404	734,138
Marsh & McLennan Cos., Inc.	59,867	2,395,877
MBIA, Inc. *	16,576	236,208
Mercury General Corp.	4,016	179,836
MetLife, Inc.	120,230	5,315,368
Montpelier Re Holdings Ltd.	6,165	154,063
National Financial Partners Corp. *	5,020	126,554
Old Republic International Corp.	26,248	357,235
OneBeacon Insurance Group Ltd., Class A	3,478	49,457
PartnerRe Ltd.	7,212	653,768
Platinum Underwriters Holdings Ltd.	3,406	194,483
Primerica, Inc.	5,020	176,804
Principal Financial Group, Inc.	31,166	1,179,633
ProAssurance Corp.	8,032	403,206
Protective Life Corp.	9,036	349,512
Prudential Financial, Inc.	51,398	3,544,920
Reinsurance Group of America, Inc.	8,032	529,228
RenaissanceRe Holdings Ltd.	6,024	517,823
RLI Corp.	2,008	150,761
Safety Insurance Group, Inc.	2,008	105,139
Selective Insurance Group, Inc.	6,024	142,950
StanCorp Financial Group, Inc.	5,020	228,059
Symetra Financial Corp.	8,359	116,692
The Allstate Corp.	53,413	2,576,643
The Chubb Corp.	29,235	2,546,368
The Hanover Insurance Group, Inc.	6,024	302,586
The Navigators Group, Inc. *	1,010	58,903
The Progressive Corp.	62,659	1,597,178
The Travelers Cos., Inc.	42,197	3,532,733
Torchmark Corp.	11,252	725,867
Tower Group International Ltd.	4,501	87,004
United Fire Group, Inc.	2,214	59,446
Unum Group	31,640	901,107
Validus Holdings Ltd.	10,279	371,175
W.R. Berkley Corp.	12,192	499,506
White Mountains Insurance Group Ltd.	512	302,679
XL Group plc	34,292	1,077,798

		86,760,113

Materials 3.8%
A. Schulman, Inc.	3,165	91,469
Air Products & Chemicals, Inc.	23,245	2,194,560
Airgas, Inc.	7,442	765,707
Albemarle Corp.	10,040	671,877
Alcoa, Inc.	116,768	992,528

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allegheny Technologies, Inc.	11,544	318,268
AMCOL International Corp.	2,566	82,035
American Vanguard Corp.	2,380	72,495
AptarGroup, Inc.	7,028	398,628
Ashland, Inc.	8,032	714,205
Axiall Corp.	8,047	347,228
Balchem Corp.	4,016	192,808
Ball Corp.	17,210	742,784
Bemis Co., Inc.	12,048	471,679
Berry Plastics Group, Inc. *	8,484	178,249
Boise, Inc.	13,052	105,199
Buckeye Technologies, Inc.	5,020	187,095
Cabot Corp.	7,028	287,726
Calgon Carbon Corp. *	6,094	110,058
Carpenter Technology Corp.	5,020	241,763
Celanese Corp., Series A	18,072	891,853
CF Industries Holdings, Inc.	7,028	1,342,067
Chemtura Corp. *	12,048	276,261
Clearwater Paper Corp. *	3,012	144,064
Cliffs Natural Resources, Inc. (a)	16,064	289,795
Coeur Mining, Inc. *	10,040	142,468
Commercial Metals Co.	13,052	201,262
Compass Minerals International, Inc.	4,016	350,436
Crown Holdings, Inc. *	16,358	692,761
Cytec Industries, Inc.	5,020	358,779
Deltic Timber Corp.	1,232	77,739
Domtar Corp.	4,016	291,040
E.I. du Pont de Nemours & Co.	103,412	5,769,356
Eagle Materials, Inc.	5,602	413,148
Eastman Chemical Co.	17,068	1,224,117
Ecolab, Inc.	29,116	2,459,429
Ferro Corp. *	16,472	112,998
Flotek Industries, Inc. *	4,528	78,742
FMC Corp.	15,107	947,360
Freeport-McMoRan Copper & Gold, Inc.	114,808	3,564,795
Globe Specialty Metals, Inc.	5,483	67,276
Graphic Packaging Holding Co. *	14,122	108,598
Greif, Inc., Class A	4,016	209,234
H.B. Fuller Co.	5,262	218,741
Haynes International, Inc.	2,008	98,272
Headwaters, Inc. *	16,472	174,768
Hecla Mining Co.	28,112	107,669
Horsehead Holding Corp. *	4,640	53,406
Huntsman Corp.	20,080	390,556
Innophos Holdings, Inc.	3,012	152,347
International Flavors & Fragrances, Inc.	9,036	725,500
International Paper Co.	48,251	2,226,784
Intrepid Potash, Inc.	6,024	113,131
Kaiser Aluminum Corp.	2,008	127,388
KapStone Paper and Packaging Corp.	5,040	146,210
Koppers Holdings, Inc.	3,012	124,004
Kraton Performance Polymers, Inc. *	3,310	68,649
Kronos Worldwide, Inc. (a)	5,155	87,171
Louisiana-Pacific Corp. *	15,060	264,604
LSB Industries, Inc. *	2,010	67,878
LyondellBasell Industries N.V., Class A	41,886	2,791,702
Martin Marietta Materials, Inc.	5,020	547,331
Materion Corp.	2,114	62,997
McEwen Mining, Inc. *	28,614	72,966
MeadWestvaco Corp.	19,076	667,660
Minerals Technologies, Inc.	4,044	172,274
Molycorp, Inc. *(a)	15,575	102,328
Monsanto Co.	59,236	5,961,511
Myers Industries, Inc.	4,016	59,075
Neenah Paper, Inc.	1,457	45,764
NewMarket Corp.	1,130	309,891
Newmont Mining Corp.	55,297	1,895,581
Nucor Corp.	34,642	1,541,915
Olin Corp.	10,040	250,297
OM Group, Inc. *	3,012	88,372
Owens-Illinois, Inc. *	19,076	523,636
P.H. Glatfelter Co.	4,460	110,296
Packaging Corp. of America	11,044	541,156
PolyOne Corp.	10,040	257,928
PPG Industries, Inc.	17,068	2,621,815
Praxair, Inc.	33,132	3,787,982
Quaker Chemical Corp.	2,008	130,098
Reliance Steel & Aluminum Co.	8,079	531,356
Resolute Forest Products *	10,646	162,032
Rock-Tenn Co., Class A	8,173	807,329
Rockwood Holdings, Inc.	8,332	555,411
Royal Gold, Inc.	7,043	385,675
RPM International, Inc.	15,060	498,938
RTI International Metals, Inc. *	3,170	91,962
Schnitzer Steel Industries, Inc., Class A	3,012	74,396
Schweitzer-Mauduit International, Inc.	4,016	193,009
Sealed Air Corp.	21,353	512,899
Sensient Technologies Corp.	6,024	248,610
Sigma-Aldrich Corp.	13,205	1,104,730
Silgan Holdings, Inc.	5,121	239,509
Sonoco Products Co.	11,044	386,761
Steel Dynamics, Inc.	24,096	369,633
Stepan Co.	2,008	108,492
Stillwater Mining Co. *	12,430	149,036
SunCoke Energy, Inc. *	6,530	101,215
Texas Industries, Inc. *(a)	2,202	157,245
The Dow Chemical Co.	133,082	4,586,006
The Mosaic Co.	30,373	1,847,286
The Scotts Miracle-Gro Co., Class A (a)	5,020	237,295
The Sherwin-Williams Co.	9,283	1,750,124
The Valspar Corp.	10,040	719,567
Tredegar Corp.	2,520	62,899
Tronox Ltd., Class A	9,225	212,913
United States Steel Corp. (a)	15,990	282,863
Valhi, Inc.	7,044	113,831
Vulcan Materials Co.	14,162	758,800
W.R. Grace & Co. *	7,528	636,191
Walter Energy, Inc.	4,308	73,494
Wausau Paper Corp.	1,610	18,805
Westlake Chemical Corp.	2,155	201,277
Worthington Industries, Inc.	7,060	242,723

		75,291,904

Media 3.5%
AMC Networks, Inc., Class A *	7,028	449,933
Arbitron, Inc.	3,012	141,293

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Belo Corp., Class A	11,044	123,914
Cablevision Systems Corp., Class A	23,756	359,191
CBS Corp., Class B Non Voting Shares	65,582	3,246,309
Charter Communications, Inc., Class A *	9,156	1,024,739
Cinemark Holdings, Inc.	12,048	353,488
Clear Channel Outdoor Holdings, Inc., Class A *	17,462	149,649
Comcast Corp., Class A	293,587	11,787,518
DIRECTV *	66,737	4,079,633
Discovery Communications, Inc., Series A *	27,202	2,145,150
DISH Network Corp., Class A	25,153	969,397
DreamWorks Animation SKG, Inc., Class A *	7,673	168,346
Gannett Co., Inc.	28,112	604,408
John Wiley & Sons, Inc., Class A	5,420	215,174
Lamar Advertising Co., Class A *	7,028	328,418
Liberty Global, Inc., Series A *	28,112	2,071,854
Liberty Media Corp. *	12,195	1,522,668
Live Nation Entertainment, Inc. *	15,151	206,205
Loral Space & Communications, Inc.	2,008	120,922
Meredith Corp. (a)	5,020	205,720
Morningstar, Inc.	3,012	207,165
National CineMedia, Inc.	7,056	117,200
News Corp., Class A	224,538	7,209,915
Omnicom Group, Inc.	29,210	1,814,817
Regal Entertainment Group, Class A (a)	9,036	159,937
Scholastic Corp.	2,410	72,878
Scripps Networks Interactive, Inc., Class A	10,040	676,294
Sinclair Broadcast Group, Inc., Class A	5,385	145,557
Sirius XM Radio, Inc.	362,715	1,262,248
Starz - Liberty Capital *	12,195	281,461
The Interpublic Group of Cos., Inc.	48,227	685,788
The Madison Square Garden Co., Class A *	6,477	379,099
The New York Times Co., Class A *	18,072	191,021
The Walt Disney Co.	200,267	12,632,842
The Washington Post Co., Class B	412	192,499
Time Warner Cable, Inc.	33,628	3,211,810
Time Warner, Inc.	104,610	6,106,086
Valassis Communications, Inc.	5,020	130,470
Viacom, Inc., Class B	52,223	3,440,973

		69,191,989

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	174,723	7,458,925
Achillion Pharmaceuticals, Inc. *	7,405	61,758
Acorda Therapeutics, Inc. *	4,257	142,397
Actavis, Inc. *	14,070	1,734,690
Aegerion Pharmaceuticals, Inc. *	2,762	201,157
Agilent Technologies, Inc.	38,152	1,734,008
Akorn, Inc. *	7,119	103,439
Alexion Pharmaceuticals, Inc. *	21,184	2,066,287
Alkermes plc *	13,258	414,313
Allergan, Inc.	34,136	3,396,191
Alnylam Pharmaceuticals, Inc. *	6,490	198,789
Amgen, Inc.	82,946	8,338,561
Arena Pharmaceuticals, Inc. *(a)	21,390	189,088
ARIAD Pharmaceuticals, Inc. *	20,080	368,267
Array BioPharma, Inc. *	10,070	58,809
Auxilium Pharmaceuticals, Inc. *	5,020	74,898
AVEO Pharmaceuticals, Inc. *	6,380	16,333
Bio-Rad Laboratories, Inc., Class A *	2,008	228,269
Biogen Idec, Inc. *	26,177	6,216,776
BioMarin Pharmaceutical, Inc. *	14,835	930,155
Bristol-Myers Squibb Co.	182,284	8,386,887
Bruker Corp. *	9,036	149,365
Celgene Corp. *	47,482	5,871,149
Celldex Therapeutics, Inc. *	8,716	111,478
Cepheid, Inc. *	8,032	279,192
Charles River Laboratories International, Inc. *	5,314	230,149
Clovis Oncology, Inc. *	3,170	115,959
Covance, Inc. *	7,028	524,148
Cubist Pharmaceuticals, Inc. *	7,028	386,189
Dendreon Corp. *(a)	17,068	68,272
Dynavax Technologies Corp. *	19,412	50,665
Eli Lilly & Co.	112,760	5,994,322
Emergent Biosolutions, Inc. *	5,115	72,633
Endo Health Solutions, Inc. *	13,052	473,788
Exact Sciences Corp. *	6,240	70,138
Exelixis, Inc. *(a)	16,105	77,948
Forest Laboratories, Inc. *	25,541	1,015,255
Genomic Health, Inc. *	2,406	87,771
Gilead Sciences, Inc. *	168,718	9,191,757
Halozyme Therapeutics, Inc. *	10,040	70,983
Hospira, Inc. *	18,072	626,737
Idenix Pharmaceuticals, Inc. *	13,303	63,056
Illumina, Inc. *	14,056	988,418
ImmunoGen, Inc. *	9,036	165,991
Impax Laboratories, Inc. *	9,040	171,308
Incyte Corp. *(a)	14,224	315,346
Infinity Pharmaceuticals, Inc. *	4,224	113,837
Intercept Pharmaceuticals, Inc. *	2,062	68,953
InterMune, Inc. *	8,840	87,339
Ironwood Pharmaceuticals, Inc. *	10,196	136,117
Isis Pharmaceuticals, Inc. *	10,243	221,761
Jazz Pharmaceuticals plc *	5,055	343,588
Johnson & Johnson	309,923	26,089,318
Lexicon Pharmaceuticals, Inc. *	48,355	115,568
Life Technologies Corp. *	20,080	1,487,928
Luminex Corp. *	5,020	96,735
MannKind Corp. *(a)	39,670	264,599
Medivation, Inc. *	8,032	390,034
Merck & Co., Inc.	336,740	15,725,758
Merrimack Pharmaceuticals, Inc. *	9,410	52,131
Mettler-Toledo International, Inc. *	3,259	711,309
Momenta Pharmaceuticals, Inc. *	5,306	69,827
Mylan, Inc. *	46,184	1,407,688
Myriad Genetics, Inc. *	10,040	322,284
Nektar Therapeutics *	15,060	142,618
Neurocrine Biosciences, Inc. *	8,120	104,992
NPS Pharmaceuticals, Inc. *	12,163	191,567
Onyx Pharmaceuticals, Inc. *	7,728	737,638
Opko Health, Inc. *(a)	18,072	119,456
Optimer Pharmaceuticals, Inc. *	6,251	93,015
Pacira Pharmaceuticals, Inc. *	3,071	89,980
PAREXEL International Corp. *	7,028	321,109

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PDL BioPharma, Inc. (a)	20,080	165,660
PerkinElmer, Inc.	14,056	440,234
Perrigo Co.	9,450	1,095,350
Pfizer, Inc.	796,487	21,688,341
Pharmacyclics, Inc. *	6,024	552,039
Puma Biotechnology, Inc. *	3,493	135,983
Questcor Pharmaceuticals, Inc. (a)	7,028	240,147
Quintiles Transnational Holdings, Inc. *	2,828	124,545
Regeneron Pharmaceuticals, Inc. *	8,305	2,008,730
Rigel Pharmaceuticals, Inc. *	9,127	42,167
Salix Pharmaceuticals Ltd. *	6,024	365,476
Santarus, Inc. *	6,286	139,989
Sarepta Therapeutics, Inc. *(a)	3,012	106,474
Seattle Genetics, Inc. *	11,085	380,437
Sequenom, Inc. *(a)	14,734	60,999
Spectrum Pharmaceuticals, Inc. (a)	7,028	57,700
Synageva BioPharma Corp. *	4,274	176,174
Techne Corp.	4,016	267,104
The Medicines Co. *	6,066	195,386
Theravance, Inc. *	8,157	285,821
Thermo Fisher Scientific, Inc.	39,702	3,505,687
United Therapeutics Corp. *	6,024	400,415
Vertex Pharmaceuticals, Inc. *	23,592	1,894,674
ViroPharma, Inc. *	8,088	222,420
VIVUS, Inc. *(a)	10,040	147,588
Warner Chilcott plc, Class A	20,486	393,331
Waters Corp. *	10,040	970,968
Zoetis, Inc. (a)	9,345	299,040

		155,360,042

Real Estate 3.7%
Acadia Realty Trust	5,073	131,492
AG Mortgage Investment Trust, Inc.	2,214	50,679
Alexander & Baldwin, Inc. *	5,020	177,156
Alexander’s, Inc.	699	212,769
Alexandria Real Estate Equities, Inc.	7,028	481,418
American Assets Trust, Inc.	3,472	111,798
American Campus Communities, Inc.	11,326	462,441
American Capital Agency Corp.	43,008	1,109,606
American Capital Mortgage Investment Corp.	7,178	151,241
American Tower Corp.	44,176	3,438,660
Annaly Capital Management, Inc.	109,436	1,486,141
Anworth Mortgage Asset Corp.	22,088	124,355
Apartment Investment & Management Co., Class A	16,070	486,278
Apollo Residential Mortgage, Inc.	2,414	46,011
ARMOUR Residential REIT, Inc.	41,918	216,297
Ashford Hospitality Trust	8,032	106,103
Associated Estates Realty Corp.	4,621	75,923
AvalonBay Communities, Inc.	12,322	1,634,637
Aviv REIT, Inc.	5,450	141,264
BioMed Realty Trust, Inc.	20,799	435,323
Boston Properties, Inc.	17,068	1,819,108
Brandywine Realty Trust	17,068	241,683
BRE Properties, Inc.	8,332	416,517
Camden Property Trust	9,036	625,743
Campus Crest Communities, Inc.	10,920	138,138
Capstead Mortgage Corp.	12,048	147,949
CBL & Associates Properties, Inc.	19,076	438,557
CBRE Group, Inc., Class A *	33,349	773,030
Chesapeake Lodging Trust	3,012	67,921
Chimera Investment Corp.	108,522	330,992
Colonial Properties Trust	10,040	221,984
Colony Financial, Inc.	7,290	161,474
CommonWealth REIT	13,771	281,479
Coresite Realty Corp.	2,008	64,497
Corporate Office Properties Trust	8,568	228,166
Corrections Corp. of America	13,440	472,416
Cousins Properties, Inc.	11,266	116,265
CubeSmart	12,048	188,551
CYS Investments, Inc.	18,231	187,415
DCT Industrial Trust, Inc.	34,136	251,924
DDR Corp.	27,108	473,306
DiamondRock Hospitality Co.	21,122	200,870
Digital Realty Trust, Inc.	14,056	856,151
Douglas Emmett, Inc.	14,056	358,287
Duke Realty Corp.	34,355	569,262
DuPont Fabros Technology, Inc.	7,028	170,288
EastGroup Properties, Inc.	4,016	236,020
Education Realty Trust, Inc.	12,048	126,022
EPR Properties	4,707	246,741
Equity Lifestyle Properties, Inc.	5,020	387,393
Equity One, Inc.	6,480	151,178
Equity Residential	35,448	2,004,584
Essex Property Trust, Inc.	4,016	631,074
Excel Trust, Inc.	10,920	145,891
Extra Space Storage, Inc.	11,044	462,633
Federal Realty Investment Trust	7,028	757,267
FelCor Lodging Trust, Inc. *	14,056	86,585
First Industrial Realty Trust, Inc.	10,040	169,576
First Potomac Realty Trust	5,350	73,188
Forest City Enterprises, Inc., Class A *	14,344	269,093
Forestar Group, Inc. *	3,471	80,076
Franklin Street Properties Corp.	9,036	123,070
General Growth Properties, Inc.	49,414	1,014,469
Getty Realty Corp.	2,614	54,789
Glimcher Realty Trust	15,060	175,901
Government Properties Income Trust	5,029	122,255
Hatteras Financial Corp.	10,640	274,725
HCP, Inc.	49,661	2,352,938
Health Care REIT, Inc.	31,454	2,139,816
Healthcare Realty Trust, Inc.	9,342	248,591
Healthcare Trust of America, Inc.	19,889	228,525
Hersha Hospitality Trust	16,342	93,476
Highwoods Properties, Inc.	8,032	292,525
Home Properties, Inc.	6,024	366,079
Hospitality Properties Trust	14,056	410,154
Host Hotels & Resorts, Inc.	79,572	1,415,586
Hudson Pacific Properties, Inc.	3,071	66,303
Inland Real Estate Corp.	8,320	85,446
Invesco Mortgage Capital, Inc.	12,548	234,020
Investors Real Estate Trust	9,310	83,790
iStar Financial, Inc. *	8,056	95,947
Jones Lang LaSalle, Inc.	5,020	460,987
Kennedy-Wilson Holdings, Inc.	5,020	86,143
Kilroy Realty Corp.	8,032	424,973
Kimco Realty Corp.	45,180	1,000,737
LaSalle Hotel Properties	9,036	238,550

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lexington Realty Trust	20,094	252,984
Liberty Property Trust	12,648	513,256
LTC Properties, Inc.	3,206	133,402
Mack-Cali Realty Corp.	9,356	247,934
Medical Properties Trust, Inc.	14,662	217,584
MFA Financial, Inc.	39,156	343,790
Mid-America Apartment Communities, Inc.	4,316	293,359
National Health Investors, Inc.	2,349	146,272
National Retail Properties, Inc.	13,721	492,172
NorthStar Realty Finance Corp.	21,999	185,452
OMEGA Healthcare Investors, Inc.	12,048	390,476
Parkway Properties, Inc.	5,055	86,845
Pebblebrook Hotel Trust	6,378	167,359
Pennsylvania REIT	7,028	139,787
Pennymac Mortgage Investment Trust	6,322	136,871
Piedmont Office Realty Trust, Inc., Class A	20,080	381,319
Plum Creek Timber Co., Inc.	18,072	862,034
Post Properties, Inc.	6,024	287,947
Potlatch Corp.	5,020	228,059
ProLogis, Inc.	55,394	2,232,378
PS Business Parks, Inc.	1,598	121,943
Public Storage	16,064	2,438,515
Ramco-Gershenson Properties Trust	5,020	78,362
Rayonier, Inc.	14,056	778,702
Realogy Holdings Corp. *	13,149	679,014
Realty Income Corp.	22,378	1,017,080
Redwood Trust, Inc.	11,044	211,603
Regency Centers Corp.	10,040	518,064
Resource Capital Corp.	9,413	58,267
Retail Opportunity Investments Corp.	5,350	75,114
Retail Properties of America, Inc., Class A	14,014	213,854
RLJ Lodging Trust	11,509	266,548
Rouse Properties, Inc. (a)	4,224	84,945
Ryman Hospitality Properties (a)	5,769	220,722
Sabra Health Care REIT, Inc.	4,060	109,823
Saul Centers, Inc.	1,359	60,870
Select Income REIT	2,662	72,486
Senior Housing Properties Trust	22,515	582,013
Silver Bay Realty Trust Corp.	1,431	25,515
Simon Property Group, Inc.	34,736	5,781,460
SL Green Realty Corp.	10,040	873,279
Sovran Self Storage, Inc.	3,020	195,907
Spirit Realty Capital, Inc.	4,167	83,632
STAG Industrial, Inc.	3,371	74,162
Starwood Property Trust, Inc.	18,991	481,802
Strategic Hotels & Resorts, Inc. *	20,080	161,443
Summit Hotel Properties, Inc.	10,920	107,780
Sun Communities, Inc.	3,024	151,109
Sunstone Hotel Investors, Inc. *	15,070	181,744
Tanger Factory Outlet Centers	10,245	353,248
Taubman Centers, Inc.	7,028	566,316
The Geo Group, Inc.	9,108	317,141
The Howard Hughes Corp. *	3,012	299,995
The Macerich Co.	15,060	977,545
The St. Joe Co. *	11,044	225,519
Two Harbors Investment Corp.	38,736	427,258
UDR, Inc.	27,461	669,225
Universal Health Realty Income Trust	2,008	90,701
Ventas, Inc.	32,428	2,314,386
Vornado Realty Trust	18,466	1,476,357
Washington REIT	7,028	195,519
Weingarten Realty Investors	14,056	448,105
Weyerhaeuser Co.	59,289	1,767,998
WP Carey, Inc.	6,068	411,046

		72,784,078

Retailing 4.4%
Aaron’s, Inc.	9,036	253,821
Abercrombie & Fitch Co., Class A	9,036	452,523
Advance Auto Parts, Inc.	8,046	655,910
Aeropostale, Inc. *	9,036	132,016
Amazon.com, Inc. *	40,168	10,806,397
American Eagle Outfitters, Inc.	20,080	397,383
Ann, Inc. *	6,141	188,406
Asbury Automotive Group, Inc. *	3,338	137,526
Ascena Retail Group, Inc. *	16,064	326,581
AutoNation, Inc. *	4,216	195,327
AutoZone, Inc. *	4,169	1,704,412
Barnes & Noble, Inc. *	3,266	73,485
Bed Bath & Beyond, Inc. *	26,104	1,781,598
Best Buy Co., Inc.	29,462	811,678
Big Lots, Inc. *	7,156	243,662
Blue Nile, Inc. *	1,257	44,699
Brown Shoe Co., Inc.	6,036	125,549
Cabela’s, Inc. *	5,302	355,552
CarMax, Inc. *	25,100	1,173,927
Chico’s FAS, Inc.	20,080	362,645
Conn’s, Inc. *	2,214	108,995
Core-Mark Holding Co., Inc.	1,004	59,427
CST Brands, Inc. *	6,857	208,384
Dick’s Sporting Goods, Inc.	10,440	546,430
Dillard’s, Inc., Class A	4,016	370,556
Dollar General Corp. *	33,458	1,766,582
Dollar Tree, Inc. *	26,164	1,256,919
DSW, Inc., Class A	3,293	243,649
Expedia, Inc.	10,255	589,252
Express, Inc. *	9,528	207,710
Family Dollar Stores, Inc.	10,518	643,176
Five Below, Inc. *	4,192	160,302
Foot Locker, Inc.	18,072	620,231
Francesca’s Holdings Corp. *(a)	3,471	99,097
Fred’s, Inc., Class A	3,471	55,050
GameStop Corp., Class A	13,440	445,670
Genesco, Inc. *	3,012	203,551
Genuine Parts Co.	17,068	1,326,866
GNC Holdings, Inc., Class A	9,036	406,891
Group 1 Automotive, Inc.	3,012	191,413
Groupon, Inc. *	21,617	166,019
Guess?, Inc.	6,475	205,776
Hibbett Sports, Inc. *	2,602	148,392
HomeAway, Inc. *	3,155	96,480
HSN, Inc.	4,110	233,818
J.C. Penney Co., Inc. *	15,501	272,508
Jos. A. Bank Clothiers, Inc. *	4,016	180,439
Kohl’s Corp.	23,550	1,210,706
L Brands, Inc.	26,298	1,315,163

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Liberty Interactive Corp., Series A *	56,847	1,276,215
Liberty Ventures, Series A *	3,168	258,414
Lithia Motors, Inc., Class A	2,008	104,597
LKQ Corp. *	32,528	796,285
Lowe’s Cos., Inc.	125,776	5,296,427
Lumber Liquidators Holdings, Inc. *	2,680	220,055
Macy’s, Inc.	44,317	2,142,284
Monro Muffler Brake, Inc.	3,222	151,498
Netflix, Inc. *	6,024	1,362,930
Nordstrom, Inc.	16,605	976,706
O’Reilly Automotive, Inc. *	13,140	1,431,077
Office Depot, Inc. *	30,710	135,431
OfficeMax, Inc.	9,313	121,348
Penske Automotive Group, Inc.	4,370	140,321
PetSmart, Inc.	12,191	822,893
Pier 1 Imports, Inc.	12,048	279,393
Pool Corp.	6,024	309,935
Priceline.com, Inc. *	5,444	4,376,595
Rent-A-Center, Inc.	6,289	230,052
Restoration Hardware Holdings, Inc. *(a)	4,192	234,207
Ross Stores, Inc.	25,308	1,627,304
rue21, Inc. *	1,457	61,179
Saks, Inc. *	11,226	166,482
Sally Beauty Holdings, Inc. *	17,068	522,452
Sears Holdings Corp. *(a)	3,653	178,376
Select Comfort Corp. *	7,028	155,951
Shutterfly, Inc. *	4,032	196,520
Signet Jewelers Ltd.	9,036	619,056
Sonic Automotive, Inc., Class A	5,030	114,533
Stage Stores, Inc.	4,016	92,408
Staples, Inc.	75,300	1,129,500
Target Corp.	71,830	4,992,185
The Buckle, Inc. (a)	3,012	161,082
The Cato Corp., Class A	3,031	75,472
The Children’s Place Retail Stores, Inc. *	2,402	128,099
The Finish Line, Inc., Class A	5,464	115,072
The Gap, Inc.	32,648	1,323,876
The Home Depot, Inc.	165,143	12,990,148
The Men’s Wearhouse, Inc.	6,024	218,069
The TJX Cos., Inc.	80,566	4,077,445
Tiffany & Co.	13,099	1,018,840
Tractor Supply Co.	8,032	899,423
TripAdvisor, Inc. *	12,122	781,748
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,028	637,861
Urban Outfitters, Inc. *	12,390	519,513
Vitamin Shoppe, Inc. *	4,016	175,660
Williams-Sonoma, Inc.	9,430	508,843

		87,716,309

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	3,571	65,706
Advanced Micro Devices, Inc. *(a)	66,474	265,896
Altera Corp.	36,144	1,199,619
Analog Devices, Inc.	33,132	1,521,753
Applied Materials, Inc.	136,577	2,075,970
ASML Holding NV - Reg’d	4,619	375,403
Atmel Corp. *	50,200	395,074
ATMI, Inc. *	4,016	95,862
Broadcom Corp., Class A	56,536	2,030,208
Brooks Automation, Inc.	8,032	85,541
Cabot Microelectronics Corp. *	3,012	107,679
Cavium, Inc. *	5,206	170,549
Cirrus Logic, Inc. *	8,133	148,427
Cree, Inc. *	14,066	877,015
Cypress Semiconductor Corp. *	7,028	78,995
Diodes, Inc. *	4,016	94,778
Entegris, Inc. *	15,060	156,925
Entropic Communications, Inc. *	9,413	40,288
Fairchild Semiconductor International, Inc. *	13,646	198,003
First Solar, Inc. *	6,024	327,585
Hittite Microwave Corp. *	2,602	141,237
Integrated Device Technology, Inc. *	15,624	133,116
Intel Corp.	553,204	13,431,793
International Rectifier Corp. *	8,032	176,543
Intersil Corp., Class A	13,052	107,026
KLA-Tencor Corp.	19,076	1,073,788
Kulicke & Soffa Industries, Inc. *	9,036	112,046
Lam Research Corp. *	20,099	940,231
Lattice Semiconductor Corp. *	12,772	65,776
Linear Technology Corp.	25,253	946,988
LSI Corp. *	61,514	455,204
Marvell Technology Group Ltd.	58,232	631,235
Maxim Integrated Products, Inc.	32,222	950,227
Micrel, Inc.	5,185	51,591
Microchip Technology, Inc.	21,084	769,144
Micron Technology, Inc. *	111,947	1,307,541
Microsemi Corp. *	11,044	242,195
MKS Instruments, Inc.	6,024	169,576
Monolithic Power Systems, Inc.	3,470	85,258
NVIDIA Corp.	67,840	983,002
OmniVision Technologies, Inc. *	6,264	115,696
ON Semiconductor Corp. *	48,192	412,524
PMC-Sierra, Inc. *	24,096	144,817
Power Integrations, Inc.	3,040	129,778
Rambus, Inc. *	12,048	94,938
RF Micro Devices, Inc. *	39,156	216,141
Semtech Corp. *	8,032	293,489
Silicon Image, Inc. *	10,170	61,935
Silicon Laboratories, Inc. *	5,020	215,659
Skyworks Solutions, Inc. *	21,084	503,064
Spansion, Inc., Class A *	5,185	71,035
SunEdison, Inc. *	27,162	219,197
SunPower Corp. *(a)	17,141	330,821
Teradyne, Inc. *	20,080	360,235
Tessera Technologies, Inc.	6,024	124,998
Texas Instruments, Inc.	125,594	4,507,569
TriQuint Semiconductor, Inc. *	18,072	127,227
Ultratech, Inc. *	4,016	146,423
Veeco Instruments, Inc. *	4,163	176,470
Volterra Semiconductor Corp. *	5,020	70,581
Xilinx, Inc.	28,536	1,159,988

		42,567,378

Software & Services 9.4%
Accelrys, Inc. *	6,242	52,058
Accenture plc, Class A	71,513	5,871,932
ACI Worldwide, Inc. *	4,206	195,621
Activision Blizzard, Inc.	46,184	666,435

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acxiom Corp. *	10,040	220,780
Adobe Systems, Inc. *	54,303	2,330,142
Advent Software, Inc. *	4,016	133,251
Akamai Technologies, Inc. *	20,080	926,090
Alliance Data Systems Corp. *	5,367	950,442
ANSYS, Inc. *	10,187	758,931
AOL, Inc. *	11,102	384,795
Aspen Technology, Inc. *	10,193	312,110
Autodesk, Inc. *	25,100	947,023
Automatic Data Processing, Inc.	53,406	3,670,060
Blackbaud, Inc.	7,028	213,229
Blucora, Inc. *	4,228	77,161
BMC Software, Inc. *	16,420	743,744
Booz Allen Hamilton Holding Corp.	13,521	235,806
Bottomline Technologies (de), Inc. *	5,020	138,703
Broadridge Financial Solutions, Inc.	14,077	382,050
BroadSoft, Inc. *	3,012	83,493
CA, Inc.	37,601	1,026,883
CACI International, Inc., Class A *	3,012	193,190
Cadence Design Systems, Inc. *	29,116	440,525
Cardtronics, Inc. *	5,020	143,221
Cass Information Systems, Inc.	1,244	55,831
Citrix Systems, Inc. *	21,084	1,356,755
Cognizant Technology Solutions Corp., Class A *	32,622	2,109,012
CommVault Systems, Inc. *	5,020	351,400
Computer Sciences Corp.	17,068	761,403
Compuware Corp. *	26,104	293,148
comScore, Inc. *	3,693	73,048
Comverse, Inc. *	2,279	68,051
Concur Technologies, Inc. *	5,020	405,265
Convergys Corp.	14,056	255,397
CoreLogic, Inc. *	11,485	300,907
Cornerstone OnDemand, Inc. *	3,450	140,208
CoStar Group, Inc. *	3,012	336,772
CSG Systems International, Inc. *	4,016	86,866
Dealertrack Technologies, Inc. *	4,016	129,476
Demand Media, Inc. *	4,528	38,805
Demandware, Inc. *	1,457	44,599
Dice Holdings, Inc. *	6,042	54,499
Digital River, Inc. *	4,621	80,729
DST Systems, Inc.	4,016	273,811
EarthLink, Inc.	11,520	68,314
eBay, Inc. *	128,173	6,934,159
Ebix, Inc. (a)	3,012	59,758
Electronic Arts, Inc. *	36,144	830,951
Ellie Mae, Inc. *	1,557	34,861
EPAM Systems, Inc. *	2,514	58,224
EPIQ Systems, Inc.	3,571	43,316
Equinix, Inc. *	5,199	1,053,525
Euronet Worldwide, Inc. *	6,024	183,732
ExactTarget, Inc. *	9,191	211,485
Exlservice Holdings, Inc. *	3,012	88,342
Facebook, Inc., Class A *	60,756	1,479,409
FactSet Research Systems, Inc. (a)	5,020	492,914
Fair Isaac Corp.	3,468	170,209
Fidelity National Information Services, Inc.	33,572	1,507,383
Fiserv, Inc. *	15,074	1,313,850
FleetCor Technologies, Inc. *	7,368	641,605
Forrester Research, Inc.	1,457	52,787
Fortinet, Inc. *	14,134	272,221
Gartner, Inc. *	10,040	568,364
Genpact Ltd.	14,509	280,749
Global Cash Access Holdings, Inc. *	7,099	46,853
Global Payments, Inc.	8,574	411,209
Google, Inc., Class A *	29,569	25,737,153
Guidewire Software, Inc. *	3,420	140,083
Heartland Payment Systems, Inc.	3,611	115,769
IAC/InterActiveCorp	9,036	438,065
iGate Corp. *	4,467	64,816
Imperva, Inc. *	1,357	54,049
Infoblox, Inc. *	4,028	98,001
Informatica Corp. *	11,644	423,376
Interactive Intelligence Group, Inc. *	1,457	73,141
International Business Machines Corp.	116,163	24,164,227
Intuit, Inc.	30,420	1,777,745
j2 Global, Inc.	5,141	210,215
Jack Henry & Associates, Inc.	10,040	471,177
Jive Software, Inc. *	9,157	154,753
Lender Processing Services, Inc.	10,040	332,224
LinkedIn Corp., Class A *	7,228	1,210,907
Liquidity Services, Inc. *(a)	3,012	120,510
LivePerson, Inc. *	5,174	47,808
LogMeIn, Inc. *	2,462	62,658
Manhattan Associates, Inc. *	3,012	225,990
ManTech International Corp., Class A	5,165	139,920
MasterCard, Inc., Class A	11,717	6,681,619
MAXIMUS, Inc.	3,431	256,056
Mentor Graphics Corp.	9,036	171,594
MICROS Systems, Inc. *	9,036	381,319
Microsoft Corp.	839,405	29,278,446
MicroStrategy, Inc., Class A *	1,004	91,846
Millennial Media, Inc. *	6,568	51,822
Monotype Imaging Holdings, Inc.	4,016	91,404
Monster Worldwide, Inc. *	15,120	83,614
Netscout Systems, Inc. *	3,524	85,809
NetSuite, Inc. *	3,059	267,968
NeuStar, Inc., Class A *	8,032	389,231
NIC, Inc.	6,024	100,721
Nuance Communications, Inc. *	26,743	508,117
OpenTable, Inc. *	2,508	167,284
Oracle Corp.	408,811	13,801,459
Pandora Media, Inc. *(a)	10,306	175,408
Paychex, Inc.	36,144	1,345,641
Pegasystems, Inc.	2,130	68,863
Progress Software Corp. *	6,502	152,862
Proofpoint, Inc. *	3,271	66,074
PROS Holdings, Inc. *	2,514	72,730
PTC, Inc. *	13,279	333,436
QLIK Technologies, Inc. *	8,318	255,862
QuinStreet, Inc. *	6,042	46,765
Rackspace Hosting, Inc. *	12,048	452,161
RealPage, Inc. *(a)	3,637	69,248
Red Hat, Inc. *	21,084	1,016,881
Responsys, Inc. *	4,628	45,262
Rovi Corp. *	12,386	319,559
SAIC, Inc.	31,332	454,314
Salesforce.com, Inc. *	59,655	2,525,196
Sapient Corp. *	11,612	149,563
ServiceNow, Inc. *	1,821	66,940
SolarWinds, Inc. *	6,601	278,232

 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Solera Holdings, Inc.	7,428	406,832
Sourcefire, Inc. *	3,012	168,552
Splunk, Inc. *	2,580	120,641
SS&C Technologies Holdings, Inc. *	3,609	114,153
Symantec Corp. *	79,899	1,788,939
Synchronoss Technologies, Inc. *	4,016	125,902
Synopsys, Inc. *	16,317	594,755
Syntel, Inc.	1,414	90,369
Take-Two Interactive Software, Inc. *	10,040	167,066
Tangoe, Inc. *	3,371	50,262
TeleTech Holdings, Inc. *	4,086	91,894
Teradata Corp. *	19,076	1,063,487
TIBCO Software, Inc. *	16,652	355,187
TiVo, Inc. *	15,060	194,876
Total System Services, Inc.	17,603	413,847
Tyler Technologies, Inc. *	4,016	277,144
Ultimate Software Group, Inc. *	3,012	335,236
Unisys Corp. *	5,020	103,663
United Online, Inc.	9,613	65,465
ValueClick, Inc. *	9,036	238,008
Vantiv, Inc., Class A *	9,039	240,528
VeriFone Systems, Inc. *	9,114	212,630
Verint Systems, Inc. *	5,691	191,047
VeriSign, Inc. *	18,072	850,107
VirnetX Holding Corp. *(a)	4,358	103,241
Virtusa Corp. *	2,614	61,324
Visa, Inc., Class A	57,501	10,243,228
VMware, Inc., Class A *	9,228	656,295
Vocus, Inc. *	2,414	21,098
Web.com Group, Inc. *	4,016	84,296
WebMD Health Corp. *	4,016	118,552
Websense, Inc. *	4,179	103,848
Western Union Co.	68,272	1,118,295
WEX, Inc. *	4,163	307,521
Workday, Inc., Class A *	2,228	143,104
Yahoo! Inc. *	109,490	2,879,587
Yelp, Inc. *	6,689	199,399
Zillow, Inc., Class A *(a)	1,414	79,382
Zynga, Inc., Class A *	50,420	171,428

		186,034,958

Technology Hardware & Equipment 6.0%
3D Systems Corp. *(a)	7,707	373,944
ADTRAN, Inc.	7,028	162,487
Amphenol Corp., Class A	18,072	1,407,809
Anixter International, Inc. *	3,059	234,717
Apple, Inc.	104,035	46,782,459
ARRIS Group, Inc. *	15,060	227,858
Arrow Electronics, Inc. *	11,685	464,596
Aruba Networks, Inc. *	11,044	164,997
Avnet, Inc. *	17,068	583,043
AVX Corp.	11,646	139,519
Badger Meter, Inc.	1,490	66,394
Benchmark Electronics, Inc. *	6,212	121,134
Black Box Corp.	1,557	41,899
Brocade Communications Systems, Inc. *	50,565	274,568
Ciena Corp. *	10,040	168,070
Cisco Systems, Inc.	591,154	14,234,988
Cognex Corp.	5,020	225,549
Coherent, Inc.	3,012	172,889
Comtech Telecommunications Corp.	2,150	56,760
Corning, Inc.	167,162	2,569,280
Daktronics, Inc.	5,285	54,277
Dell, Inc.	160,887	2,147,841
Diebold, Inc.	7,028	226,372
Dolby Laboratories, Inc., Class A (a)	3,012	105,420
DTS, Inc. *	2,114	41,773
EchoStar Corp., Class A *	4,290	170,356
Electro Rent Corp.	2,614	44,464
Electronics for Imaging, Inc. *	5,020	140,008
EMC Corp. *	232,692	5,761,454
Emulex Corp. *	15,060	93,824
F5 Networks, Inc. *	7,852	653,365
Fabrinet *	4,028	58,527
FARO Technologies, Inc. *	3,012	112,709
FEI Co.	4,087	294,305
Finisar Corp. *	10,040	131,524
FLIR Systems, Inc.	17,068	415,776
Harmonic, Inc. *	16,240	99,064
Harris Corp.	12,342	618,704
Hewlett-Packard Co.	216,952	5,297,968
Infinera Corp. *	20,080	211,442
Ingram Micro, Inc., Class A *	17,068	326,169
Insight Enterprises, Inc. *	5,020	96,635
InterDigital, Inc.	5,020	230,870
Intermec, Inc. *	7,499	73,940
InvenSense, Inc. *	10,830	139,490
IPG Photonics Corp. (a)	3,106	184,186
Itron, Inc. *	4,016	168,672
Ixia *	6,063	95,310
Jabil Circuit, Inc.	22,088	443,085
JDS Uniphase Corp. *	27,108	369,211
Juniper Networks, Inc. *	59,236	1,050,254
Lexmark International, Inc., Class A	5,072	154,747
Littelfuse, Inc.	2,008	147,568
Measurement Specialties, Inc. *	1,590	70,676
Methode Electronics, Inc.	4,628	72,798
Molex, Inc.	16,064	471,318
Motorola Solutions, Inc.	31,432	1,821,799
MTS Systems Corp.	1,435	86,617
Multi-Fineline Electronix, Inc. *	2,280	36,252
National Instruments Corp.	11,044	313,650
NCR Corp. *	17,068	570,071
NetApp, Inc. *	41,164	1,544,885
NETGEAR, Inc. *	4,016	133,652
Newport Corp. *	4,128	54,324
OSI Systems, Inc. *	2,055	118,861
Palo Alto Networks, Inc. *	3,503	169,966
Park Electrochemical Corp.	2,380	57,477
Plantronics, Inc.	6,024	278,309
Plexus Corp. *	3,554	103,706
Polycom, Inc. *	15,190	172,103
Power-One, Inc. *	15,350	97,165
QLogic Corp. *	6,834	66,563
QUALCOMM, Inc.	190,373	12,084,878
Quantum Corp. *	31,367	48,619
RealD, Inc. *(a)	5,250	79,223
Riverbed Technology, Inc. *	14,160	218,914
Rofin-Sinar Technologies, Inc. *	3,205	85,766
Rogers Corp. *	1,490	68,942
Ruckus Wireless, Inc. *(a)	4,424	55,388
SanDisk Corp. *	27,108	1,599,914

16

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sanmina Corp. *	8,032	109,075
ScanSource, Inc. *	2,584	82,507
Seagate Technology plc	38,696	1,667,024
Sonus Networks, Inc. *	28,629	91,899
Super Micro Computer, Inc. *	4,060	41,859
Synaptics, Inc. *	4,016	165,700
SYNNEX Corp. *	2,464	99,915
TE Connectivity Ltd.	48,196	2,139,420
Tech Data Corp. *	5,020	251,602
Trimble Navigation Ltd. *	28,112	784,325
TTM Technologies, Inc. *	6,589	53,239
Ubiquiti Networks, Inc. (a)	6,586	124,541
Universal Display Corp. *	2,778	82,729
ViaSat, Inc. *	5,020	351,701
Vishay Intertechnology, Inc. *	15,531	226,131
Western Digital Corp.	25,100	1,589,332
Xerox Corp.	144,142	1,267,008
Zebra Technologies Corp., Class A *	6,024	275,056

		118,517,169

Telecommunication Services 2.5%
AT&T, Inc.	610,199	21,350,863
Atlantic Tele-Network, Inc.	2,008	99,938
CenturyLink, Inc.	69,558	2,375,406
Cincinnati Bell, Inc. *	22,088	75,983
Clearwire Corp., Class A *	39,552	177,193
Cogent Communications Group, Inc.	5,020	138,000
Consolidated Communications Holdings, Inc.	3,012	51,264
Crown Castle International Corp. *	32,234	2,296,672
Frontier Communications Corp. (a)	109,436	453,065
General Communication, Inc., Class A *	7,117	61,847
Leap Wireless International, Inc. *	10,310	58,252
Level 3 Communications, Inc. *	18,072	387,283
NII Holdings, Inc. *(a)	18,072	139,335
NTELOS Holdings Corp.	3,170	51,893
Premiere Global Services, Inc. *	7,028	84,687
SBA Communications Corp., Class A *	13,752	1,035,113
Shenandoah Telecommunications Co.	6,140	102,170
Sprint Nextel Corp. *	341,620	2,493,826
T-Mobile US, Inc. *	17,359	372,003
Telephone & Data Systems, Inc.	13,052	303,459
tw telecom, Inc. *	17,068	486,950
United States Cellular Corp. *	2,008	79,718
USA Mobility, Inc.	6,140	82,767
Verizon Communications, Inc.	316,861	15,361,421
Vonage Holdings Corp. *	39,210	107,435
Windstream Corp. (a)	65,260	524,038

		48,750,581

Transportation 1.9%
Alaska Air Group, Inc. *	8,032	456,378
Allegiant Travel Co.	2,008	185,760
AMERCO	1,004	173,090
Atlas Air Worldwide Holdings, Inc. *	3,012	139,817
Avis Budget Group, Inc. *	10,312	341,946
C.H. Robinson Worldwide, Inc.	18,072	1,024,502
Con-way, Inc.	6,110	232,302
CSX Corp.	115,526	2,912,410
Delta Air Lines, Inc. *	92,774	1,670,860
Expeditors International of Washington, Inc.	23,092	901,281
FedEx Corp.	32,175	3,099,739
Forward Air Corp.	4,016	155,700
Genesee & Wyoming, Inc., Class A *	5,020	447,031
Heartland Express, Inc.	5,525	79,284
Hertz Global Holdings, Inc. *	41,813	1,080,030
Hub Group, Inc., Class A *	4,144	150,469
J.B. Hunt Transport Services, Inc.	9,630	709,346
JetBlue Airways Corp. *	31,124	193,280
Kansas City Southern	12,072	1,336,370
Kirby Corp. *	6,024	470,354
Knight Transportation, Inc.	5,020	86,043
Landstar System, Inc.	6,024	318,007
Matson, Inc.	5,020	126,353
Norfolk Southern Corp.	35,204	2,696,274
Old Dominion Freight Line, Inc. *	7,586	326,653
Roadrunner Transportation Systems, Inc. *	2,514	69,638
Ryder System, Inc.	6,024	379,753
SkyWest, Inc.	5,455	76,534
Southwest Airlines Co.	82,328	1,166,588
Spirit Airlines, Inc. *	5,085	154,737
Swift Transportation Co. *	9,072	152,772
Union Pacific Corp.	52,355	8,095,130
United Continental Holdings, Inc. *	36,466	1,183,686
United Parcel Service, Inc., Class B	79,463	6,825,872
US Airways Group, Inc. *(a)	18,072	317,525
UTI Worldwide, Inc.	12,048	190,720
Werner Enterprises, Inc.	4,604	115,238
Wesco Aircraft Holdings, Inc. *	5,296	92,945

		38,134,417

Utilities 3.3%
AGL Resources, Inc.	12,645	535,263
ALLETE, Inc.	5,020	237,546
Alliant Energy Corp.	12,048	593,484
Ameren Corp.	26,562	904,170
American Electric Power Co., Inc.	54,216	2,484,177
American States Water Co.	2,008	106,685
American Water Works Co., Inc.	19,079	762,015
Aqua America, Inc.	15,060	468,215
Atmos Energy Corp.	10,040	423,889
Avista Corp.	8,032	214,535
Black Hills Corp.	4,540	215,514
California Water Service Group	4,404	86,891
Calpine Corp. *	43,178	876,945
CenterPoint Energy, Inc.	46,743	1,083,503
CH Energy Group, Inc.	2,008	129,978
Chesapeake Utilities Corp.	3,970	210,212
Cleco Corp.	6,424	292,356
CMS Energy Corp.	30,120	811,734
Connecticut Water Service, Inc.	2,262	64,173
Consolidated Edison, Inc.	32,128	1,833,545
Dominion Resources, Inc.	62,876	3,555,638
DTE Energy Co.	18,672	1,243,742
Duke Energy Corp.	77,584	5,192,697
Dynegy, Inc. *	8,712	212,311

 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Edison International	35,646	1,637,577
El Paso Electric Co.	5,020	179,666
Entergy Corp.	20,080	1,383,110
Exelon Corp.	94,376	2,957,744
FirstEnergy Corp.	46,184	1,801,638
Great Plains Energy, Inc.	16,570	373,985
Hawaiian Electric Industries, Inc.	10,040	262,747
IDACORP, Inc.	6,024	284,514
Integrys Energy Group, Inc.	8,432	485,093
ITC Holdings Corp.	6,024	521,498
MDU Resources Group, Inc.	20,586	532,354
MGE Energy, Inc.	2,336	124,672
National Fuel Gas Co.	9,122	558,266
New Jersey Resources Corp.	5,020	227,808
NextEra Energy, Inc.	46,484	3,515,120
NiSource, Inc.	33,872	973,143
Northeast Utilities	34,755	1,448,241
Northwest Natural Gas Co.	4,016	171,604
NorthWestern Corp.	4,016	165,299
NRG Energy, Inc.	35,493	905,781
NV Energy, Inc.	25,100	588,344
OGE Energy Corp.	10,540	715,350
ONEOK, Inc.	22,088	997,052
Ormat Technologies, Inc.	4,431	101,115
Otter Tail Corp.	3,368	92,014
Pepco Holdings, Inc.	28,404	589,951
PG&E Corp.	49,248	2,211,728
Piedmont Natural Gas Co., Inc.	7,628	257,750
Pinnacle West Capital Corp.	12,048	680,471
PNM Resources, Inc.	9,036	202,587
Portland General Electric Co.	8,032	244,494
PPL Corp.	64,256	1,908,403
Public Service Enterprise Group, Inc.	56,224	1,857,641
Questar Corp.	19,229	467,457
SCANA Corp.	16,116	812,891
Sempra Energy	25,100	2,040,630
SJW Corp.	7,845	212,207
South Jersey Industries, Inc.	4,016	234,615
Southwest Gas Corp.	5,020	237,697
TECO Energy, Inc.	21,084	371,289
The AES Corp.	70,691	862,430
The Empire District Electric Co.	4,372	95,004
The Laclede Group, Inc.	2,008	95,039
The Southern Co.	96,384	4,231,258
UGI Corp.	12,048	460,113
UIL Holdings Corp.	5,337	207,930
Unitil Corp.	3,472	97,528
UNS Energy Corp.	4,016	188,270
Vectren Corp.	9,036	310,296
Westar Energy, Inc.	13,538	429,425
WGL Holdings, Inc.	6,024	258,550
Wisconsin Energy Corp.	26,104	1,065,304
Xcel Energy, Inc.	53,398	1,533,591

		65,707,502

Total Common Stock
(Cost $1,638,067,958)		1,980,340,742

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 3000 Index Fund (a)	2,000	194,400

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	806,623	806,623

Total Other Investment Companies
(Cost $987,362)		1,001,023

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund	8,087,454	8,087,454

Total Collateral Invested for Securities on Loan
(Cost $8,087,454)		8,087,454

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $1,639,503,175 and the unrealized appreciation and depreciation were $361,415,860 and ($19,577,270), respectively, with a net unrealized appreciation of $341,838,590.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

18

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,980,340,742	$—	$—	$1,980,340,742
Other Investment Companies[1]	1,001,023	—	—	1,001,023

Total	$1,981,341,765	$—	$—	$1,981,341,765

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,087,454	$—	$—	$8,087,454

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

Total	$—	$4,294	$4,273	$7,110	($15,677)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG54093MAY13

20

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,285,536,093	1,559,183,430
0.1%	Other Investment Companies	696,329	699,423

99.8%	Total Investments	1,286,232,422	1,559,882,853
0.1%	Collateral Invested for Securities on Loan	1,861,858	1,861,858
0.1%	Other Assets and Liabilities, Net		1,686,785

100.0%	Net Assets		1,563,431,496

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Allison Transmission Holdings, Inc.	4,015	95,557
BorgWarner, Inc. *	11,557	936,926
Delphi Automotive plc	28,402	1,386,302
Ford Motor Co.	381,508	5,982,046
General Motors Co. *	74,352	2,519,789
Harley-Davidson, Inc.	21,732	1,185,263
Johnson Controls, Inc.	66,756	2,494,004
Lear Corp.	9,636	577,967
Tesla Motors, Inc. *(a)	6,889	673,469
TRW Automotive Holdings Corp. *	10,443	661,564

		16,512,887

Banks 2.8%
BB&T Corp.	67,922	2,235,992
BOK Financial Corp.	2,435	158,519
CIT Group, Inc. *	19,370	892,570
Comerica, Inc.	18,678	737,594
Cullen/Frost Bankers, Inc.	6,259	402,767
Fifth Third Bancorp	85,148	1,549,694
First Republic Bank	6,051	224,855
Hudson City Bancorp, Inc.	48,226	409,921
Huntington Bancshares, Inc.	83,516	647,249
KeyCorp	91,543	986,834
M&T Bank Corp.	11,685	1,225,756
New York Community Bancorp, Inc.	42,681	558,267
Ocwen Financial Corp. *	11,260	481,703
People’s United Financial, Inc.	35,744	491,837
Regions Financial Corp.	137,313	1,253,668
SunTrust Banks, Inc.	52,195	1,674,938
The PNC Financial Services Group, Inc.	51,899	3,718,044
U.S. Bancorp	181,058	6,347,893
Wells Fargo & Co.	477,637	19,368,180
Zions Bancorp	17,666	495,531

		43,861,812

Capital Goods 7.7%
3M Co.	62,140	6,852,178
AGCO Corp.	9,636	534,509
AMETEK, Inc.	23,401	1,009,753
B/E Aerospace, Inc. *	10,036	636,684
Carlisle Cos., Inc.	6,092	398,478
Caterpillar, Inc.	63,643	5,460,569
Colfax Corp. *	6,472	322,953
Cummins, Inc.	17,063	2,041,247
Danaher Corp.	56,729	3,506,987
Deere & Co.	37,810	3,293,629
Donaldson Co., Inc.	13,132	492,581
Dover Corp.	16,945	1,325,946
Eaton Corp. plc	45,817	3,026,671
Emerson Electric Co.	70,345	4,042,024
Fastenal Co.	26,064	1,360,020
Flowserve Corp.	4,552	765,328
Fluor Corp.	16,102	1,017,807
Fortune Brands Home & Security, Inc.	15,727	664,938
General Dynamics Corp.	32,173	2,480,538
General Electric Co.	1,013,233	23,628,594
Honeywell International, Inc.	76,288	5,985,556
Hubbell, Inc., Class B	5,008	502,953
IDEX Corp.	7,911	435,501
Illinois Tool Works, Inc.	40,373	2,831,358
Ingersoll-Rand plc	26,886	1,546,752
Jacobs Engineering Group, Inc. *	12,525	714,050
Joy Global, Inc.	10,439	564,541
KBR, Inc.	14,454	521,789
L-3 Communications Holdings, Inc.	9,023	767,767
Lincoln Electric Holdings, Inc.	8,030	480,194
Lockheed Martin Corp.	26,036	2,755,390
Masco Corp.	35,340	742,847
MSC Industrial Direct Co., Inc., Class A	4,410	364,575
Nordson Corp.	5,423	386,226
Northrop Grumman Corp.	22,945	1,890,439
Oshkosh Corp. *	8,421	335,324
Owens Corning *	11,242	491,275
PACCAR, Inc.	34,529	1,850,754
Pall Corp.	10,529	718,078
Parker Hannifin Corp.	14,496	1,446,121
Pentair Ltd. - Reg’d	20,359	1,185,708
Precision Castparts Corp.	14,289	3,056,703
Quanta Services, Inc. *	20,122	570,861
Raytheon Co.	32,201	2,145,875
Rockwell Automation, Inc.	13,651	1,201,561
Rockwell Collins, Inc.	13,693	886,622
Roper Industries, Inc.	9,636	1,196,984
Snap-On, Inc.	5,627	512,563
SPX Corp.	4,822	380,552

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	15,541	1,231,158
Terex Corp. *	10,702	383,881
Textron, Inc.	27,372	737,949
The Boeing Co.	66,675	6,602,158
The Timken Co.	7,611	432,000
TransDigm Group, Inc.	4,657	680,388
United Rentals, Inc. *	8,999	511,503
United Technologies Corp.	82,102	7,791,480
Valmont Industries, Inc.	2,197	334,669
W.W. Grainger, Inc.	5,833	1,501,648
WABCO Holdings, Inc. *	6,067	457,573
Wabtec Corp.	4,555	501,096
Xylem, Inc.	17,774	500,160

		120,996,016

Commercial & Professional Services 0.8%
Avery Dennison Corp.	10,439	454,097
Cintas Corp.	10,020	457,463
Copart, Inc. *	10,157	349,299
Equifax, Inc.	11,464	698,158
IHS, Inc., Class A *	4,839	508,724
Iron Mountain, Inc.	16,917	606,305
Manpowergroup, Inc.	8,032	459,993
Nielsen Holdings N.V.	20,878	707,973
Republic Services, Inc.	29,831	1,017,237
Robert Half International, Inc.	13,651	474,509
Rollins, Inc.	6,294	158,986
Stericycle, Inc. *	8,272	907,935
The ADT Corp. *	22,484	912,626
The Dun & Bradstreet Corp.	4,209	413,071
Towers Watson & Co., Class A	5,621	436,639
Tyco International Ltd.	44,968	1,520,368
Verisk Analytics, Inc., Class A *	14,051	826,480
Waste Connections, Inc.	12,045	484,691
Waste Management, Inc.	42,308	1,773,974

		13,168,528

Consumer Durables & Apparel 1.4%
Carter’s, Inc.	4,935	355,665
Coach, Inc.	27,413	1,597,081
D.R. Horton, Inc.	27,116	660,546
Fossil, Inc. *	5,060	537,372
Garmin Ltd.	11,242	392,683
Hanesbrands, Inc.	9,452	471,277
Hasbro, Inc.	11,242	500,044
Jarden Corp. *	10,827	504,322
Leggett & Platt, Inc.	13,651	436,832
Lennar Corp., Class A	16,060	631,479
Mattel, Inc.	33,205	1,485,924
Michael Kors Holdings Ltd. *	17,065	1,072,023
Mohawk Industries, Inc. *	5,621	624,887
Newell Rubbermaid, Inc.	27,409	741,139
NIKE, Inc., Class B	71,238	4,392,535
NVR, Inc. *	455	447,406
Polaris Industries, Inc.	6,424	613,556
PulteGroup, Inc. *	32,640	704,698
PVH Corp.	7,550	869,685
Ralph Lauren Corp.	5,846	1,023,576
Toll Brothers, Inc. *	14,032	479,473
Tupperware Brands Corp.	5,203	421,339
Under Armour, Inc., Class A *	8,030	497,860
VF Corp.	8,461	1,555,640
Whirlpool Corp.	7,517	960,372

		21,977,414

Consumer Services 1.9%
Burger King Worldwide, Inc. (a)	5,301	97,962
Carnival Corp.	43,456	1,438,394
Chipotle Mexican Grill, Inc. *	2,986	1,077,946
Darden Restaurants, Inc.	12,497	647,345
Dunkin’ Brands Group, Inc.	6,818	269,993
H&R Block, Inc.	26,312	770,152
Hyatt Hotels Corp., Class A *	5,276	216,949
International Game Technology	25,403	454,206
Las Vegas Sands Corp.	34,136	1,976,474
Marriott International, Inc., Class A	24,400	1,025,044
McDonald’s Corp.	97,654	9,430,447
MGM Resorts International *	35,827	543,496
Norwegian Cruise Line Holdings Ltd. *	2,242	68,941
Panera Bread Co., Class A *	2,651	508,541
Penn National Gaming, Inc. *	6,609	363,759
Royal Caribbean Cruises Ltd.	13,651	477,922
Starbucks Corp.	72,812	4,592,253
Starwood Hotels & Resorts Worldwide, Inc.	18,923	1,292,441
Wyndham Worldwide Corp.	13,693	795,837
Wynn Resorts Ltd.	7,863	1,068,503
Yum! Brands, Inc.	44,307	3,001,799

		30,118,404

Diversified Financials 6.8%
Affiliated Managers Group, Inc. *	5,078	832,792
American Express Co.	93,448	7,074,948
Ameriprise Financial, Inc.	20,359	1,659,666
Bank of America Corp.	1,056,423	14,430,738
BlackRock, Inc.	12,341	3,445,607
Capital One Financial Corp.	56,587	3,447,846
Citigroup, Inc.	296,496	15,414,827
CME Group, Inc.	29,959	2,035,115
Discover Financial Services	48,744	2,310,953
Eaton Vance Corp.	11,242	466,655
Franklin Resources, Inc.	13,654	2,113,776
ING US, Inc. *	6,298	179,682
IntercontinentalExchange, Inc. *	7,227	1,237,335
Invesco Ltd.	43,632	1,472,144
JPMorgan Chase & Co.	372,987	20,361,360
Legg Mason, Inc.	10,965	384,214
Leucadia National Corp.	27,834	873,431
LPL Financial Holdings, Inc.	3,480	129,038
McGraw Hill Financial, Inc.	27,032	1,474,596
Moody’s Corp.	18,803	1,249,271
Morgan Stanley	134,281	3,477,878
MSCI, Inc. *	11,702	412,378
Northern Trust Corp.	21,136	1,229,058
NYSE Euronext	23,713	953,974
Raymond James Financial, Inc.	11,139	489,782
SEI Investments Co.	14,454	442,437
SLM Corp.	45,378	1,077,274
State Street Corp.	44,213	2,926,016

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
T. Rowe Price Group, Inc.	25,558	1,938,830
TD Ameritrade Holding Corp.	21,681	508,203
The Bank of New York Mellon Corp.	112,763	3,389,656
The Charles Schwab Corp. (b)	106,360	2,112,310
The Goldman Sachs Group, Inc.	42,564	6,898,773
The NASDAQ OMX Group, Inc.	11,468	360,783

		106,811,346

Energy 10.3%
Anadarko Petroleum Corp.	49,232	4,306,323
Apache Corp.	37,983	3,119,544
Baker Hughes, Inc.	43,698	1,987,385
Cabot Oil & Gas Corp.	20,501	1,442,450
Cameron International Corp. *	24,196	1,472,811
Cheniere Energy, Inc. *	23,520	690,312
Chesapeake Energy Corp.	50,242	1,097,285
Chevron Corp.	189,246	23,229,947
Cimarex Energy Co.	8,833	619,547
Cobalt International Energy, Inc. *	27,192	705,361
Concho Resources, Inc. *	10,439	873,327
ConocoPhillips	118,682	7,279,954
CONSOL Energy, Inc.	21,770	754,984
Continental Resources, Inc. *	5,621	456,032
CVR Energy, Inc. (a)	1,356	85,170
Denbury Resources, Inc. *	37,741	692,547
Devon Energy Corp.	36,819	2,093,160
Diamond Offshore Drilling, Inc.	6,724	462,678
Dresser-Rand Group, Inc. *	7,345	445,107
Ensco plc, Class A	22,508	1,354,306
EOG Resources, Inc.	26,499	3,421,021
EQT Corp.	14,454	1,154,586
Exxon Mobil Corp.	437,040	39,539,009
FMC Technologies, Inc. *	23,287	1,296,154
Halliburton Co.	90,559	3,789,894
Helmerich & Payne, Inc.	10,036	619,623
Hess Corp.	29,542	1,991,426
HollyFrontier Corp.	19,645	972,428
Kinder Morgan, Inc.	61,831	2,348,341
Marathon Oil Corp.	68,714	2,363,074
Marathon Petroleum Corp.	32,227	2,658,728
Murphy Oil Corp.	17,850	1,130,262
Nabors Industries Ltd.	28,109	450,025
National-Oilwell Varco, Inc.	41,474	2,915,622
Newfield Exploration Co. *	12,852	305,749
Noble Corp.	24,374	944,493
Noble Energy, Inc.	34,788	2,005,528
Oasis Petroleum, Inc. *	6,828	253,728
Occidental Petroleum Corp.	78,301	7,209,173
Oceaneering International, Inc.	10,440	756,691
Oil States International, Inc. *	5,118	504,123
Peabody Energy Corp.	26,053	512,463
Phillips 66	60,725	4,042,463
Pioneer Natural Resources Co.	12,870	1,784,812
QEP Resources, Inc.	16,964	481,099
Range Resources Corp.	16,060	1,207,391
Rowan Cos. plc, Class A *	12,097	402,104
Schlumberger Ltd.	129,899	9,486,524
SM Energy Co.	6,424	389,551
Southwestern Energy Co. *	33,734	1,271,434
Spectra Energy Corp.	65,846	2,012,912
Superior Energy Services, Inc. *	15,257	407,057
Tesoro Corp.	13,376	824,630
The Williams Cos., Inc.	66,289	2,332,047
Transocean Ltd.	34,823	1,749,159
Valero Energy Corp.	53,693	2,181,547
Weatherford International Ltd. *	73,073	985,755
Whiting Petroleum Corp. *	11,420	526,119

		160,394,975

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	42,300	4,639,041
CVS Caremark Corp.	119,753	6,895,378
Safeway, Inc.	23,316	536,501
Sysco Corp.	57,140	1,931,332
The Kroger Co.	50,982	1,716,564
Wal-Mart Stores, Inc.	163,164	12,211,194
Walgreen Co.	83,633	3,994,312
Whole Foods Market, Inc.	33,396	1,731,916

		33,656,238

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	195,467	7,056,359
Archer-Daniels-Midland Co.	63,819	2,056,886
Beam, Inc.	15,552	1,008,392
Brown-Forman Corp., Class B	14,586	1,003,809
Bunge Ltd.	14,039	977,114
Campbell Soup Co.	17,290	740,185
Coca-Cola Enterprises, Inc.	25,096	932,567
ConAgra Foods, Inc.	40,235	1,355,517
Constellation Brands, Inc., Class A *	14,799	784,495
Dr. Pepper Snapple Group, Inc.	20,239	930,589
Flowers Foods, Inc.	11,050	368,739
General Mills, Inc.	62,903	2,961,473
Green Mountain Coffee Roasters, Inc. *	12,045	880,851
H.J. Heinz Co.	31,317	2,266,098
Hillshire Brands Co.	11,344	392,956
Hormel Foods Corp.	12,865	512,284
Ingredion, Inc.	7,308	497,821
Kellogg Co.	24,090	1,494,785
Kraft Foods Group, Inc.	58,259	3,211,819
Lorillard, Inc.	37,370	1,585,983
McCormick & Co., Inc. Non Voting Shares	12,848	887,540
Mead Johnson Nutrition Co.	20,075	1,627,480
Molson Coors Brewing Co., Class B	15,257	753,848
Mondelez International, Inc., Class A	172,915	5,094,076
Monster Beverage Corp. *	14,231	776,870
PepsiCo, Inc.	150,531	12,158,389
Philip Morris International, Inc.	160,874	14,625,055
Reynolds American, Inc.	31,695	1,524,846
The Coca-Cola Co.	373,949	14,954,221
The Hershey Co.	14,619	1,302,699
The J.M. Smucker Co.	10,572	1,067,349
Tyson Foods, Inc., Class A	27,575	689,375

		86,480,470

Health Care Equipment & Services 4.2%
Abbott Laboratories	153,833	5,641,056
Aetna, Inc.	37,670	2,274,515

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AmerisourceBergen Corp.	22,854	1,235,944
Baxter International, Inc.	53,094	3,734,101
Becton, Dickinson & Co.	18,685	1,842,715
Boston Scientific Corp. *	136,002	1,256,658
C.R. Bard, Inc.	7,479	771,010
Cardinal Health, Inc.	33,729	1,583,914
CareFusion Corp. *	21,681	796,777
Cerner Corp. *	14,558	1,430,760
CIGNA Corp.	28,105	1,908,329
Community Health Systems, Inc.	8,927	430,014
Covidien plc	45,903	2,919,431
DaVita HealthCare Partners, Inc. *	8,166	1,013,156
DENTSPLY International, Inc.	13,701	572,154
Edwards Lifesciences Corp. *	11,242	747,143
Express Scripts Holding Co. *	79,497	4,938,354
HCA Holdings, Inc.	23,633	923,105
Henry Schein, Inc. *	8,833	850,530
Hologic, Inc. *	25,696	533,192
Humana, Inc.	15,363	1,241,023
IDEXX Laboratories, Inc. *	5,108	421,103
Intuitive Surgical, Inc. *	3,919	1,949,820
Laboratory Corp. of America Holdings *	9,108	906,155
McKesson Corp.	22,755	2,590,884
MEDNAX, Inc. *	4,848	450,040
Medtronic, Inc.	99,165	5,058,407
Omnicare, Inc.	9,733	448,010
Patterson Cos., Inc.	8,833	345,194
Quest Diagnostics, Inc.	15,264	943,926
ResMed, Inc. (a)	14,325	687,600
Sirona Dental Systems, Inc. *	5,428	385,062
St. Jude Medical, Inc.	27,496	1,188,652
Stryker Corp.	28,147	1,868,679
Tenet Healthcare Corp. *	10,058	476,447
The Cooper Cos., Inc.	4,555	514,760
UnitedHealth Group, Inc.	100,268	6,279,785
Universal Health Services, Inc., Class B	8,837	610,990
Varian Medical Systems, Inc. *	10,481	702,332
WellPoint, Inc.	29,360	2,259,839
Zimmer Holdings, Inc.	16,884	1,325,563

		66,057,129

Household & Personal Products 2.2%
Avon Products, Inc.	43,268	1,019,827
Church & Dwight Co., Inc.	13,374	813,273
Colgate-Palmolive Co.	85,484	4,944,394
Energizer Holdings, Inc.	5,898	564,498
Herbalife Ltd. (a)	10,493	489,708
Kimberly-Clark Corp.	37,931	3,672,859
The Clorox Co.	12,849	1,067,495
The Estee Lauder Cos., Inc., Class A	23,301	1,579,342
The Procter & Gamble Co.	266,173	20,431,439

		34,582,835

Insurance 4.4%
ACE Ltd.	32,925	2,952,714
Aflac, Inc.	45,789	2,549,989
Alleghany Corp. *	1,606	626,340
American Financial Group, Inc.	7,464	362,452
American International Group, Inc. *	143,512	6,380,544
Aon plc	30,239	1,925,317
Arch Capital Group Ltd. *	13,128	672,285
Arthur J. Gallagher & Co.	12,932	564,870
Axis Capital Holdings Ltd.	11,426	497,717
Berkshire Hathaway, Inc., Class B *	177,670	20,266,817
Brown & Brown, Inc.	11,289	364,296
Cincinnati Financial Corp.	14,501	686,477
CNA Financial Corp.	2,454	83,853
Erie Indemnity Co., Class A	2,486	188,712
Everest Re Group Ltd.	4,981	645,587
Fidelity National Financial, Inc., Class A	20,878	549,300
Genworth Financial, Inc., Class A *	47,389	512,275
Hartford Financial Services Group, Inc.	42,745	1,309,279
HCC Insurance Holdings, Inc.	10,439	447,311
Lincoln National Corp.	26,925	960,145
Loews Corp.	30,196	1,383,581
Markel Corp. *	1,228	642,109
Marsh & McLennan Cos., Inc.	53,298	2,132,986
MetLife, Inc.	106,160	4,693,334
PartnerRe Ltd.	5,811	526,767
Principal Financial Group, Inc.	26,823	1,015,251
Prudential Financial, Inc.	45,194	3,117,030
Reinsurance Group of America, Inc.	7,227	476,187
RenaissanceRe Holdings Ltd.	4,903	421,462
The Allstate Corp.	46,932	2,264,000
The Chubb Corp.	25,771	2,244,654
The Progressive Corp.	55,057	1,403,403
The Travelers Cos., Inc.	37,144	3,109,696
Torchmark Corp.	9,117	588,138
Unum Group	25,919	738,173
Validus Holdings Ltd.	9,775	352,975
W.R. Berkley Corp.	10,723	439,321
White Mountains Insurance Group Ltd.	451	266,618
XL Group plc	29,168	916,750

		69,278,715

Materials 3.6%
Air Products & Chemicals, Inc.	20,437	1,929,457
Airgas, Inc.	6,718	691,215
Albemarle Corp.	8,950	598,934
Alcoa, Inc.	103,587	880,490
Ashland, Inc.	6,921	615,415
Axiall Corp.	6,728	290,313
Ball Corp.	14,848	640,840
Bemis Co., Inc.	10,439	408,687
Celanese Corp., Series A	15,267	753,426
CF Industries Holdings, Inc.	6,271	1,197,510
Cliffs Natural Resources, Inc. (a)	13,797	248,898
Crown Holdings, Inc. *	14,454	612,127
E.I. du Pont de Nemours & Co.	90,867	5,069,470
Eastman Chemical Co.	15,257	1,094,232
Ecolab, Inc.	25,728	2,173,244
FMC Corp.	13,668	857,120
Freeport-McMoRan Copper & Gold, Inc.	98,774	3,066,923
Huntsman Corp.	18,539	360,584

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Flavors & Fragrances, Inc.	8,030	644,729
International Paper Co.	43,551	2,009,879
LyondellBasell Industries N.V., Class A	36,713	2,446,921
Martin Marietta Materials, Inc.	4,315	470,464
MeadWestvaco Corp.	17,017	595,595
Monsanto Co.	52,030	5,236,299
Newmont Mining Corp.	48,238	1,653,599
Nucor Corp.	30,788	1,370,374
Owens-Illinois, Inc. *	16,060	440,847
Packaging Corp. of America	9,440	462,560
PPG Industries, Inc.	13,840	2,125,962
Praxair, Inc.	28,944	3,309,168
Reliance Steel & Aluminum Co.	7,227	475,320
Rock-Tenn Co., Class A	7,227	713,883
Rockwood Holdings, Inc.	7,485	498,950
Royal Gold, Inc.	6,063	332,010
RPM International, Inc.	12,742	422,142
Sealed Air Corp.	20,878	501,490
Sigma-Aldrich Corp.	11,556	966,775
The Dow Chemical Co.	118,206	4,073,379
The Mosaic Co.	26,757	1,627,361
The Sherwin-Williams Co.	8,258	1,556,881
The Valspar Corp.	8,072	578,520
Valhi, Inc.	2,409	38,929
Vulcan Materials Co.	12,407	664,767
W.R. Grace & Co. *	6,688	565,203
Westlake Chemical Corp.	1,822	170,175

		55,441,067

Media 3.7%
AMC Networks, Inc., Class A *	5,722	366,322
Cablevision Systems Corp., Class A	20,552	310,746
CBS Corp., Class B Non Voting Shares	56,574	2,800,413
Charter Communications, Inc., Class A *	6,390	715,169
Comcast Corp., Class A	257,899	10,354,645
DIRECTV *	55,871	3,415,394
Discovery Communications, Inc., Series A *	23,787	1,875,843
DISH Network Corp., Class A	19,706	759,469
Gannett Co., Inc.	23,287	500,671
Lamar Advertising Co., Class A *	5,305	247,903
Liberty Global, Inc., Series A *	23,437	1,727,307
Liberty Media Corp. *	10,936	1,365,469
News Corp., Class A	195,731	6,284,922
Omnicom Group, Inc.	25,738	1,599,102
Scripps Networks Interactive, Inc., Class A	8,331	561,176
Sirius XM Radio, Inc.	319,854	1,113,092
The Interpublic Group of Cos., Inc.	41,000	583,020
The Madison Square Garden Co., Class A *	5,897	345,151
The Walt Disney Co.	176,484	11,132,611
Time Warner Cable, Inc.	28,614	2,732,923
Time Warner, Inc.	90,910	5,306,417
Viacom, Inc., Class B	44,748	2,948,446

		57,046,211

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	154,176	6,581,773
Actavis, Inc. *	12,335	1,520,782
Agilent Technologies, Inc.	33,726	1,532,847
Alexion Pharmaceuticals, Inc. *	19,011	1,854,333
Allergan, Inc.	29,901	2,974,850
Amgen, Inc.	73,237	7,362,516
Biogen Idec, Inc. *	23,122	5,491,244
BioMarin Pharmaceutical, Inc. *	13,519	847,641
Bristol-Myers Squibb Co.	159,157	7,322,814
Celgene Corp. *	41,067	5,077,935
Covance, Inc. *	5,621	419,214
Eli Lilly & Co.	97,023	5,157,743
Endo Health Solutions, Inc. *	10,827	393,020
Forest Laboratories, Inc. *	22,676	901,371
Gilead Sciences, Inc. *	148,046	8,065,546
Hospira, Inc. *	16,060	556,961
Illumina, Inc. *	12,061	848,130
Johnson & Johnson	272,387	22,929,538
Life Technologies Corp. *	16,544	1,225,910
Medivation, Inc. *	7,112	345,359
Merck & Co., Inc.	295,107	13,781,497
Mettler-Toledo International, Inc. *	2,851	622,259
Mylan, Inc. *	39,445	1,202,284
Onyx Pharmaceuticals, Inc. *	7,058	673,686
PerkinElmer, Inc.	11,246	352,225
Perrigo Co.	8,862	1,027,194
Pfizer, Inc.	700,554	19,076,085
Pharmacyclics, Inc. *	4,866	445,920
Quintiles Transnational Holdings, Inc. *	2,228	98,121
Regeneron Pharmaceuticals, Inc. *	7,406	1,791,289
Seattle Genetics, Inc. *	10,000	343,200
Thermo Fisher Scientific, Inc.	34,652	3,059,772
Vertex Pharmaceuticals, Inc. *	21,542	1,730,038
Warner Chilcott plc, Class A	17,666	339,187
Waters Corp. *	8,381	810,526
Zoetis, Inc. (a)	8,210	262,720

		127,025,530

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	6,425	440,113
American Campus Communities, Inc.	10,016	408,953
American Capital Agency Corp.	38,037	981,355
American Tower Corp.	38,544	3,000,265
Annaly Capital Management, Inc.	94,839	1,287,914
Apartment Investment & Management Co., Class A	14,085	426,212
AvalonBay Communities, Inc.	10,929	1,449,841
Boston Properties, Inc.	14,654	1,561,823
BRE Properties, Inc.	7,248	362,328
Camden Property Trust	8,030	556,078
CBL & Associates Properties, Inc.	15,600	358,644
CBRE Group, Inc., Class A *	29,268	678,432
Corrections Corp. of America	10,814	380,112
DDR Corp.	23,287	406,591
Digital Realty Trust, Inc.	12,224	744,564
Duke Realty Corp.	31,118	515,625
Equity Residential	31,038	1,755,199

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Essex Property Trust, Inc.	3,642	572,304
Extra Space Storage, Inc.	9,947	416,680
Federal Realty Investment Trust	6,424	692,186
General Growth Properties, Inc.	43,600	895,108
HCP, Inc.	44,635	2,114,806
Health Care REIT, Inc.	27,335	1,859,600
Host Hotels & Resorts, Inc.	70,129	1,247,595
Jones Lang LaSalle, Inc.	4,205	386,145
Kilroy Realty Corp.	7,263	384,285
Kimco Realty Corp.	39,390	872,488
Liberty Property Trust	11,242	456,200
National Retail Properties, Inc.	11,138	399,520
Plum Creek Timber Co., Inc.	16,060	766,062
ProLogis, Inc.	48,126	1,939,478
Public Storage	14,289	2,169,070
Rayonier, Inc.	12,045	667,293
Realogy Holdings Corp. *	11,436	590,555
Realty Income Corp.	18,818	855,278
Regency Centers Corp.	8,833	455,783
Senior Housing Properties Trust	18,214	470,832
Simon Property Group, Inc.	30,639	5,099,555
SL Green Realty Corp.	9,227	802,564
Taubman Centers, Inc.	6,601	531,909
The Macerich Co.	13,216	857,851
Two Harbors Investment Corp.	33,935	374,303
UDR, Inc.	24,264	591,314
Ventas, Inc.	28,365	2,024,410
Vornado Realty Trust	16,344	1,306,703
Weingarten Realty Investors	10,795	344,145
Weyerhaeuser Co.	54,431	1,623,132
WP Carey, Inc.	5,457	369,657

		47,450,860

Retailing 4.4%
Abercrombie & Fitch Co., Class A	8,030	402,142
Advance Auto Parts, Inc.	7,244	590,531
Amazon.com, Inc. *	35,522	9,556,484
American Eagle Outfitters, Inc.	17,064	337,696
AutoNation, Inc. *	3,322	153,908
AutoZone, Inc. *	3,482	1,423,546
Bed Bath & Beyond, Inc. *	22,512	1,536,444
Best Buy Co., Inc.	25,769	709,936
CarMax, Inc. *	22,136	1,035,301
CST Brands, Inc. *	5,954	180,942
Dick’s Sporting Goods, Inc.	9,257	484,511
Dillard’s, Inc., Class A	2,783	256,787
Dollar General Corp. *	29,352	1,549,786
Dollar Tree, Inc. *	22,512	1,081,476
Expedia, Inc.	8,891	510,877
Family Dollar Stores, Inc.	9,217	563,619
Foot Locker, Inc.	15,257	523,620
Genuine Parts Co.	15,304	1,189,733
J.C. Penney Co., Inc. *	14,485	254,646
Kohl’s Corp.	20,990	1,079,096
L Brands, Inc.	22,968	1,148,630
Liberty Interactive Corp., Series A *	50,148	1,125,823
LKQ Corp. *	28,908	707,668
Lowe’s Cos., Inc.	107,933	4,545,059
Macy’s, Inc.	38,970	1,883,810
Netflix, Inc. *	5,355	1,211,569
Nordstrom, Inc.	14,976	880,888
O’Reilly Automotive, Inc. *	10,934	1,190,822
PetSmart, Inc.	10,452	705,510
Priceline.com, Inc. *	4,918	3,953,728
Ross Stores, Inc.	21,735	1,397,560
Sally Beauty Holdings, Inc. *	14,980	458,538
Sears Holdings Corp. *(a)	3,396	165,827
Signet Jewelers Ltd.	7,611	521,430
Staples, Inc.	65,453	981,795
Target Corp.	63,558	4,417,281
The Gap, Inc.	28,960	1,174,328
The Home Depot, Inc.	145,513	11,446,053
The TJX Cos., Inc.	71,499	3,618,564
Tiffany & Co.	11,501	894,548
Tractor Supply Co.	6,666	746,459
TripAdvisor, Inc. *	10,613	684,432
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,621	510,162
Urban Outfitters, Inc. *	10,526	441,355
Williams-Sonoma, Inc.	8,310	448,408

		68,681,328

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	31,419	1,042,797
Analog Devices, Inc.	29,756	1,366,693
Applied Materials, Inc.	116,515	1,771,028
Broadcom Corp., Class A	50,878	1,827,029
Cree, Inc. *	11,258	701,936
Intel Corp.	482,697	11,719,883
KLA-Tencor Corp.	16,097	906,100
Lam Research Corp. *	16,173	756,573
Linear Technology Corp.	22,163	831,112
LSI Corp. *	55,447	410,308
Marvell Technology Group Ltd.	47,377	513,567
Maxim Integrated Products, Inc.	28,429	838,371
Microchip Technology, Inc.	18,502	674,953
Micron Technology, Inc. *	99,338	1,160,268
NVIDIA Corp.	59,422	861,025
ON Semiconductor Corp. *	42,559	364,305
Skyworks Solutions, Inc. *	19,272	459,830
Texas Instruments, Inc.	107,286	3,850,494
Xilinx, Inc.	25,740	1,046,331

		31,102,603

Software & Services 9.6%
Accenture plc, Class A	62,670	5,145,834
Activision Blizzard, Inc.	40,503	584,458
Adobe Systems, Inc. *	48,476	2,080,105
Akamai Technologies, Inc. *	17,666	814,756
Alliance Data Systems Corp. *	4,818	853,220
ANSYS, Inc. *	8,843	658,803
Autodesk, Inc. *	21,681	818,024
Automatic Data Processing, Inc.	46,958	3,226,954
BMC Software, Inc. *	12,702	575,337
CA, Inc.	33,122	904,562
Cadence Design Systems, Inc. *	27,323	413,397
Citrix Systems, Inc. *	18,469	1,188,480
Cognizant Technology Solutions Corp., Class A *	29,546	1,910,149
Computer Sciences Corp.	14,944	666,652
Concur Technologies, Inc. *	4,305	347,543

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
eBay, Inc. *	113,365	6,133,046
Electronic Arts, Inc. *	29,488	677,929
Equinix, Inc. *	4,818	976,320
Facebook, Inc., Class A *	53,251	1,296,662
FactSet Research Systems, Inc. (a)	4,085	401,106
Fidelity National Information Services, Inc.	28,461	1,277,899
Fiserv, Inc. *	12,999	1,132,993
FleetCor Technologies, Inc. *	6,590	573,857
Fortinet, Inc. *	12,515	241,039
Gartner, Inc. *	8,971	507,848
Genpact Ltd.	12,922	250,041
Global Payments, Inc.	7,607	364,832
Google, Inc., Class A *	26,030	22,656,772
IAC/InterActiveCorp	7,627	369,757
Informatica Corp. *	10,439	379,562
International Business Machines Corp.	102,064	21,231,353
Intuit, Inc.	26,984	1,576,945
Jack Henry & Associates, Inc.	8,318	390,364
LinkedIn Corp., Class A *	6,651	1,114,242
MasterCard, Inc., Class A	10,294	5,870,153
MICROS Systems, Inc. *	7,649	322,788
Microsoft Corp.	734,551	25,621,139
NetSuite, Inc. *	2,583	226,271
Nuance Communications, Inc. *	24,967	474,373
Oracle Corp.	360,978	12,186,617
Paychex, Inc.	31,317	1,165,932
Rackspace Hosting, Inc. *	10,481	393,352
Red Hat, Inc. *	18,511	892,786
SAIC, Inc.	27,448	397,996
Salesforce.com, Inc. *	52,361	2,216,441
ServiceNow, Inc. *	1,324	48,670
SolarWinds, Inc. *	5,827	245,608
Solera Holdings, Inc.	6,471	354,417
Symantec Corp. *	68,281	1,528,812
Synopsys, Inc. *	14,512	528,962
Teradata Corp. *	16,698	930,913
TIBCO Software, Inc. *	14,638	312,229
Total System Services, Inc.	15,571	366,074
Vantiv, Inc., Class A *	4,818	128,207
VeriFone Systems, Inc. *	10,439	243,542
VeriSign, Inc. *	15,376	723,287
Visa, Inc., Class A	50,400	8,978,256
VMware, Inc., Class A *	8,248	586,598
Western Union Co.	58,067	951,137
Workday, Inc., Class A *	2,176	139,764
Yahoo! Inc. *	94,251	2,478,801

		150,053,966

Technology Hardware & Equipment 6.1%
3D Systems Corp. *(a)	7,626	370,013
Amphenol Corp., Class A	15,327	1,193,973
Apple, Inc.	91,577	41,180,345
Arrow Electronics, Inc. *	10,439	415,055
Avnet, Inc. *	13,651	466,318
Cisco Systems, Inc.	521,017	12,546,089
Corning, Inc.	144,735	2,224,577
Dell, Inc.	141,600	1,890,360
EMC Corp. *	205,568	5,089,864
F5 Networks, Inc. *	7,469	621,495
FLIR Systems, Inc.	13,208	321,747
Harris Corp.	11,249	563,912
Hewlett-Packard Co.	191,150	4,667,883
Jabil Circuit, Inc.	18,469	370,488
JDS Uniphase Corp. *	22,029	300,035
Juniper Networks, Inc. *	51,016	904,514
Molex, Inc.	13,906	408,002
Motorola Solutions, Inc.	26,753	1,550,604
National Instruments Corp.	9,172	260,485
NCR Corp. *	15,304	511,154
NetApp, Inc. *	35,332	1,326,010
Palo Alto Networks, Inc. *	2,929	142,115
QUALCOMM, Inc.	167,912	10,659,054
SanDisk Corp. *	23,287	1,374,399
Seagate Technology plc	30,934	1,332,637
TE Connectivity Ltd.	41,123	1,825,450
Trimble Navigation Ltd. *	26,176	730,310
Western Digital Corp.	21,302	1,348,843
Xerox Corp.	119,043	1,046,388

		95,642,119

Telecommunication Services 2.7%
AT&T, Inc.	535,159	18,725,213
CenturyLink, Inc.	60,769	2,075,261
Crown Castle International Corp. *	28,411	2,024,284
Frontier Communications Corp. (a)	99,610	412,385
Level 3 Communications, Inc. *	15,257	326,958
SBA Communications Corp., Class A *	12,683	954,649
Sprint Nextel Corp. *	292,386	2,134,418
T-Mobile US, Inc. *	15,043	322,372
tw telecom, Inc. *	14,715	419,819
Verizon Communications, Inc.	278,754	13,513,994
Windstream Corp. (a)	56,210	451,366

		41,360,719

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	16,060	910,441
CSX Corp.	99,878	2,517,924
Delta Air Lines, Inc. *	82,592	1,487,482
Expeditors International of Washington, Inc.	19,685	768,306
FedEx Corp.	28,347	2,730,950
Genesee & Wyoming, Inc., Class A *	4,700	418,535
Hertz Global Holdings, Inc. *	36,724	948,581
J.B. Hunt Transport Services, Inc.	8,543	629,277
Kansas City Southern	10,600	1,173,420
Kirby Corp. *	5,419	423,116
Norfolk Southern Corp.	30,605	2,344,037
Southwest Airlines Co.	71,985	1,020,027
Union Pacific Corp.	45,771	7,077,112
United Continental Holdings, Inc. *	32,123	1,042,713
United Parcel Service, Inc., Class B	69,584	5,977,266

		29,469,187

Utilities 3.3%
AGL Resources, Inc.	11,272	477,144
Alliant Energy Corp.	10,605	522,402
Ameren Corp.	23,291	792,826

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Electric Power Co., Inc.	47,377	2,170,814
American Water Works Co., Inc.	18,300	730,902
Aqua America, Inc.	13,651	424,410
Calpine Corp. *	37,233	756,202
CenterPoint Energy, Inc.	41,316	957,705
CMS Energy Corp.	25,319	682,347
Consolidated Edison, Inc.	28,908	1,649,780
Dominion Resources, Inc.	56,210	3,178,675
DTE Energy Co.	16,507	1,099,531
Duke Energy Corp.	68,421	4,579,418
Edison International	31,537	1,448,810
Entergy Corp.	17,505	1,205,744
Exelon Corp.	83,512	2,617,266
FirstEnergy Corp.	40,534	1,581,231
Integrys Energy Group, Inc.	7,336	422,040
ITC Holdings Corp.	5,326	461,072
MDU Resources Group, Inc.	18,171	469,902
National Fuel Gas Co.	8,072	494,006
NextEra Energy, Inc.	41,643	3,149,044
NiSource, Inc.	30,041	863,078
Northeast Utilities	30,590	1,274,685
NRG Energy, Inc.	31,359	800,282
NV Energy, Inc.	22,527	528,033
OGE Energy Corp.	9,648	654,810
ONEOK, Inc.	19,752	891,605
Pepco Holdings, Inc.	24,145	501,492
PG&E Corp.	42,653	1,915,546
Pinnacle West Capital Corp.	10,649	601,455
PPL Corp.	56,480	1,677,456
Public Service Enterprise Group, Inc.	49,239	1,626,857
Questar Corp.	16,964	412,395
SCANA Corp.	13,442	678,014
Sempra Energy	21,871	1,778,112
TECO Energy, Inc.	19,319	340,208
The AES Corp.	62,634	764,135
The Southern Co.	85,224	3,741,334
UGI Corp.	11,242	429,332
Westar Energy, Inc.	12,129	384,732
Wisconsin Energy Corp.	22,484	917,572
Xcel Energy, Inc.	47,377	1,360,667

		52,013,071

Total Common Stock
(Cost $1,285,536,093)		1,559,183,430

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 Index Fund	500	45,210

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	654,213	654,213

Total Other Investment Companies
(Cost $696,329)		699,423

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	1,861,858	1,861,858

Total Collateral Invested for Securities on Loan
(Cost $1,861,858)		1,861,858

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $1,286,894,491 and the unrealized appreciation and depreciation were $287,275,593 and ($14,287,231), respectively, with a net unrealized appreciation of $272,988,362.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,559,183,430	$—	$—	$1,559,183,430
Other Investment Companies[1]	699,423	—	—	699,423

Total	$1,559,882,853	$—	$—	$1,559,882,853

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,861,858	$—	$—	$1,861,858

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

Total	$—	$1,451	$4,000	$17,332	($22,783)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG54092MAY13

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	582,701,549	712,295,946
0.0%	Other Investment Companies	65,096	65,649

99.8%	Total Investments	582,766,645	712,361,595
0.2%	Collateral Invested for Securities on Loan	1,221,857	1,221,857
0.0%	Other Assets and Liabilities, Net		66,186

100.0%	Net Assets		713,649,638

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Allison Transmission Holdings, Inc.	2,773	65,998
BorgWarner, Inc. *	10,400	843,128
Johnson Controls, Inc.	61,606	2,301,600
Tesla Motors, Inc. *(a)	6,437	629,281

		3,840,007

Banks 0.3%
CIT Group, Inc. *	18,075	832,896
SunTrust Banks, Inc.	48,510	1,556,686

		2,389,582

Capital Goods 7.0%
AGCO Corp.	9,094	504,444
AMETEK, Inc.	21,882	944,208
B/E Aerospace, Inc. *	9,538	605,091
Caterpillar, Inc.	59,323	5,089,913
Colfax Corp. *	7,623	380,388
Cummins, Inc.	15,885	1,900,322
Danaher Corp.	52,188	3,226,262
Deere & Co.	35,053	3,053,467
Donaldson Co., Inc.	11,918	447,044
Dover Corp.	15,702	1,228,681
Emerson Electric Co.	64,997	3,734,728
Fastenal Co.	24,294	1,267,661
Flowserve Corp.	4,310	724,640
Fluor Corp.	14,606	923,245
Fortune Brands Home & Security, Inc.	14,661	619,867
Illinois Tool Works, Inc.	37,390	2,622,161
Jacobs Engineering Group, Inc. *	11,718	668,043
Joy Global, Inc.	9,551	516,518
KBR, Inc.	13,076	472,044
Lincoln Electric Holdings, Inc.	7,407	442,939
MSC Industrial Direct Co., Inc., Class A	4,270	353,001
Nordson Corp.	5,085	362,154
PACCAR, Inc.	31,800	1,704,480
Pall Corp.	9,988	681,182
Pentair Ltd. - Reg’d	18,541	1,079,828
Precision Castparts Corp.	13,186	2,820,749
Quanta Services, Inc. *	19,534	554,179
Roper Industries, Inc.	8,895	1,104,937
SPX Corp.	4,215	332,648
Stanley Black & Decker, Inc.	14,417	1,142,115
Textron, Inc.	24,428	658,579
The Boeing Co.	61,592	6,098,840
TransDigm Group, Inc.	4,115	601,201
United Rentals, Inc. *	8,351	474,671
Valmont Industries, Inc.	2,093	318,827
W.W. Grainger, Inc.	5,364	1,380,908
WABCO Holdings, Inc. *	5,674	427,933
Wabtec Corp.	4,277	470,513

		49,938,411

Commercial & Professional Services 0.8%
Copart, Inc. *	9,371	322,269
Equifax, Inc.	11,148	678,913
IHS, Inc., Class A *	4,559	479,288
Nielsen Holdings N.V.	19,372	656,904
Robert Half International, Inc.	12,293	427,305
Rollins, Inc.	5,923	149,615
Stericycle, Inc. *	7,747	850,311
The Dun & Bradstreet Corp.	3,679	361,057
Towers Watson & Co., Class A	5,023	390,186
Verisk Analytics, Inc., Class A *	13,033	766,601
Waste Connections, Inc.	11,368	457,448

		5,539,897

Consumer Durables & Apparel 2.0%
Carter’s, Inc.	4,581	330,153
Coach, Inc.	25,279	1,472,755
D.R. Horton, Inc.	25,150	612,654
Fossil, Inc. *	4,791	508,804
Jarden Corp. *	10,059	468,548
Michael Kors Holdings Ltd. *	15,860	996,325
Mohawk Industries, Inc. *	5,173	575,082
NIKE, Inc., Class B	65,312	4,027,138
NVR, Inc. *	422	414,957
PulteGroup, Inc. *	30,613	660,935
PVH Corp.	7,027	809,440
Ralph Lauren Corp.	5,447	953,715
Toll Brothers, Inc. *	13,747	469,735
Under Armour, Inc., Class A *	7,263	450,306
VF Corp.	7,921	1,456,355

		14,206,902

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.0%
Burger King Worldwide, Inc. (a)	5,702	105,373
Chipotle Mexican Grill, Inc. *	2,777	1,002,497
Dunkin’ Brands Group, Inc.	6,700	265,320
Hyatt Hotels Corp., Class A *	4,698	193,182
Las Vegas Sands Corp.	31,878	1,845,736
Marriott International, Inc., Class A	21,911	920,481
Panera Bread Co., Class A *	2,491	477,849
Penn National Gaming, Inc. *	6,222	342,459
Starbucks Corp.	67,457	4,254,513
Starwood Hotels & Resorts Worldwide, Inc.	17,424	1,190,059
Wynn Resorts Ltd.	7,166	973,788
Yum! Brands, Inc.	40,559	2,747,872

		14,319,129

Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	4,772	782,608
American Express Co.	86,957	6,583,514
BlackRock, Inc.	11,416	3,187,347
Discover Financial Services	44,581	2,113,585
Franklin Resources, Inc.	12,412	1,921,502
IntercontinentalExchange, Inc. *	6,518	1,115,947
McGraw Hill Financial, Inc.	25,281	1,379,078
Moody’s Corp.	17,429	1,157,983
MSCI, Inc. *	11,065	389,931
SEI Investments Co.	12,121	371,024
State Street Corp.	41,126	2,721,719
T. Rowe Price Group, Inc.	23,620	1,791,813
TD Ameritrade Holding Corp.	20,745	486,263
The Charles Schwab Corp. (b)	98,949	1,965,127

		25,967,441

Energy 8.7%
Anadarko Petroleum Corp.	45,067	3,942,010
Baker Hughes, Inc.	39,761	1,808,330
Cabot Oil & Gas Corp.	18,926	1,331,633
Cameron International Corp. *	22,290	1,356,792
Cheniere Energy, Inc. *	21,769	638,920
Concho Resources, Inc. *	9,398	786,237
CONSOL Energy, Inc.	21,137	733,031
Continental Resources, Inc. *	5,059	410,437
CVR Energy, Inc. (a)	1,312	82,407
Denbury Resources, Inc. *	33,603	616,615
Diamond Offshore Drilling, Inc.	6,322	435,017
Dresser-Rand Group, Inc. *	6,815	412,989
Ensco plc, Class A	20,925	1,259,057
EOG Resources, Inc.	24,445	3,155,849
EQT Corp.	13,811	1,103,223
FMC Technologies, Inc. *	21,392	1,190,679
Halliburton Co.	83,893	3,510,922
Helmerich & Payne, Inc.	9,716	599,866
Hess Corp.	26,751	1,803,285
HollyFrontier Corp.	18,313	906,494
Kinder Morgan, Inc.	56,871	2,159,961
Marathon Petroleum Corp.	29,827	2,460,728
National-Oilwell Varco, Inc.	38,388	2,698,676
Noble Corp.	22,702	879,703
Noble Energy, Inc.	32,328	1,863,709
Oasis Petroleum, Inc. *	6,377	236,969
Occidental Petroleum Corp.	72,868	6,708,957
Oceaneering International, Inc.	10,008	725,380
Oil States International, Inc. *	4,958	488,363
Peabody Energy Corp.	24,738	486,596
Pioneer Natural Resources Co.	11,902	1,650,569
Range Resources Corp.	14,661	1,102,214
Rowan Cos. plc, Class A *	10,928	363,247
Schlumberger Ltd.	119,973	8,761,628
SM Energy Co.	6,078	368,570
Southwestern Energy Co. *	31,597	1,190,891
Superior Energy Services, Inc. *	14,430	384,992
Tesoro Corp.	12,352	761,501
Transocean Ltd.	32,350	1,624,941
Weatherford International Ltd. *	70,467	950,600
Whiting Petroleum Corp. *	10,690	492,488

		62,444,476

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	39,220	4,301,257
CVS Caremark Corp.	111,364	6,412,339
Wal-Mart Stores, Inc.	150,977	11,299,119
Walgreen Co.	77,422	3,697,675
Whole Foods Market, Inc.	31,016	1,608,490

		27,318,880

Food, Beverage & Tobacco 2.5%
Brown-Forman Corp., Class B	13,639	938,636
Bunge Ltd.	13,130	913,848
Flowers Foods, Inc.	10,329	344,679
Green Mountain Coffee Roasters, Inc. *	11,027	806,404
Lorillard, Inc.	34,148	1,449,241
Mead Johnson Nutrition Co.	18,213	1,476,528
Monster Beverage Corp. *	12,956	707,268
PepsiCo, Inc.	139,266	11,248,515

		17,885,119

Health Care Equipment & Services 6.3%
Aetna, Inc.	34,287	2,070,248
AmerisourceBergen Corp.	20,708	1,119,889
Baxter International, Inc.	49,147	3,456,509
Becton, Dickinson & Co.	17,445	1,720,426
C.R. Bard, Inc.	6,830	704,105
CareFusion Corp. *	19,924	732,207
Cerner Corp. *	13,179	1,295,232
Community Health Systems, Inc.	8,280	398,848
Covidien plc	42,499	2,702,936
DaVita HealthCare Partners, Inc. *	7,736	959,806
DENTSPLY International, Inc.	12,704	530,519
Edwards Lifesciences Corp. *	10,272	682,677
Express Scripts Holding Co. *	73,687	4,577,436
HCA Holdings, Inc.	22,191	866,780
Henry Schein, Inc. *	7,870	757,802
Hologic, Inc. *	23,974	497,461
IDEXX Laboratories, Inc. *	4,903	404,203
Intuitive Surgical, Inc. *	3,650	1,815,985
Laboratory Corp. of America Holdings *	8,358	831,537

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McKesson Corp.	20,961	2,386,620
MEDNAX, Inc. *	4,495	417,271
Medtronic, Inc.	91,040	4,643,950
Patterson Cos., Inc.	7,789	304,394
Quest Diagnostics, Inc.	14,221	879,427
ResMed, Inc. (a)	13,026	625,248
Sirona Dental Systems, Inc. *	5,090	361,085
Stryker Corp.	26,034	1,728,397
The Cooper Cos., Inc.	4,424	499,956
UnitedHealth Group, Inc.	92,764	5,809,809
Universal Health Services, Inc., Class B	7,873	544,339
Varian Medical Systems, Inc. *	9,743	652,878

		44,977,980

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	12,399	753,983
Colgate-Palmolive Co.	79,160	4,578,615
Energizer Holdings, Inc.	5,508	527,171
Herbalife Ltd. (a)	9,272	432,724
The Estee Lauder Cos., Inc., Class A	21,558	1,461,201

		7,753,694

Insurance 3.1%
Alleghany Corp. *	1,514	590,460
Berkshire Hathaway, Inc., Class B *	164,414	18,754,705
Erie Indemnity Co., Class A	2,285	173,454
Everest Re Group Ltd.	4,585	594,262
Markel Corp. *	1,157	604,984
PartnerRe Ltd.	5,568	504,739
RenaissanceRe Holdings Ltd.	4,188	360,000
White Mountains Insurance Group Ltd.	492	290,856

		21,873,460

Materials 3.8%
Airgas, Inc.	6,130	630,716
Ball Corp.	13,435	579,855
CF Industries Holdings, Inc.	5,659	1,080,643
Cliffs Natural Resources, Inc. (a)	14,512	261,796
Crown Holdings, Inc. *	12,835	543,562
Ecolab, Inc.	23,893	2,018,242
FMC Corp.	12,289	770,643
Freeport-McMoRan Copper & Gold, Inc.	91,633	2,845,201
LyondellBasell Industries N.V., Class A	34,177	2,277,897
Monsanto Co.	48,508	4,881,845
Newmont Mining Corp.	44,720	1,533,001
Nucor Corp.	28,599	1,272,941
Praxair, Inc.	26,645	3,046,323
Rock-Tenn Co., Class A	6,588	650,763
Royal Gold, Inc.	5,766	315,746
Sigma-Aldrich Corp.	10,809	904,281
The Mosaic Co.	24,912	1,515,148
The Sherwin-Williams Co.	7,724	1,456,206
W.R. Grace & Co. *	6,509	550,075

		27,134,884

Media 3.7%
AMC Networks, Inc., Class A *	5,242	335,593
Charter Communications, Inc., Class A *	5,948	665,700
Comcast Corp., Class A	238,361	9,570,194
DIRECTV *	51,576	3,152,841
Discovery Communications, Inc., Series A *	22,045	1,738,469
DISH Network Corp., Class A	18,265	703,933
Liberty Global, Inc., Series A *	21,740	1,602,238
Liberty Media Corp. *	10,037	1,253,220
Scripps Networks Interactive, Inc., Class A	7,697	518,470
Sirius XM Radio, Inc.	289,359	1,006,969
The Madison Square Garden Co., Class A *	5,508	322,383
Time Warner Cable, Inc.	26,589	2,539,515
Viacom, Inc., Class B	41,001	2,701,556

		26,111,081

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Actavis, Inc. *	11,498	1,417,589
Agilent Technologies, Inc.	31,231	1,419,449
Alexion Pharmaceuticals, Inc. *	17,576	1,714,363
Allergan, Inc.	27,674	2,753,286
Amgen, Inc.	67,667	6,802,564
Biogen Idec, Inc. *	21,274	5,052,362
BioMarin Pharmaceutical, Inc. *	12,119	759,861
Celgene Corp. *	37,703	4,661,976
Covance, Inc. *	5,129	382,521
Endo Health Solutions, Inc. *	9,996	362,855
Forest Laboratories, Inc. *	20,943	832,484
Gilead Sciences, Inc. *	137,644	7,498,845
Illumina, Inc. *	11,381	800,312
Johnson & Johnson	252,199	21,230,112
Life Technologies Corp. *	15,483	1,147,290
Medivation, Inc. *	6,682	324,478
Mettler-Toledo International, Inc. *	2,716	592,794
Onyx Pharmaceuticals, Inc. *	6,451	615,748
Perrigo Co.	7,935	919,746
Pharmacyclics, Inc. *	4,524	414,580
Quintiles Transnational Holdings, Inc. *	2,125	93,585
Regeneron Pharmaceuticals, Inc. *	6,929	1,675,917
Seattle Genetics, Inc. *	9,316	319,725
Thermo Fisher Scientific, Inc.	32,174	2,840,964
Vertex Pharmaceuticals, Inc. *	19,875	1,596,161
Warner Chilcott plc, Class A	15,891	305,107
Waters Corp. *	7,730	747,568
Zoetis, Inc. (a)	7,751	248,032

		67,530,274

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	5,975	409,287
American Campus Communities, Inc.	9,525	388,906
American Tower Corp.	35,569	2,768,691
AvalonBay Communities, Inc.	10,606	1,406,992
Boston Properties, Inc.	13,645	1,454,284
BRE Properties, Inc.	7,054	352,629

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CBRE Group, Inc., Class A *	27,695	641,970
Corrections Corp. of America	10,071	353,996
Digital Realty Trust, Inc.	11,346	691,085
Essex Property Trust, Inc.	3,394	533,333
Extra Space Storage, Inc.	9,264	388,069
Federal Realty Investment Trust	6,017	648,332
Host Hotels & Resorts, Inc.	65,410	1,163,644
Jones Lang LaSalle, Inc.	4,026	369,707
Public Storage	12,975	1,969,605
Realogy Holdings Corp. *	10,540	544,286
Simon Property Group, Inc.	28,406	4,727,895
SL Green Realty Corp.	8,173	710,887
Taubman Centers, Inc.	5,655	455,680
The Macerich Co.	12,315	799,367
Ventas, Inc.	26,264	1,874,462

		22,653,107

Retailing 5.7%
Advance Auto Parts, Inc.	6,677	544,309
Amazon.com, Inc. *	32,843	8,835,752
AutoZone, Inc. *	3,326	1,359,769
Bed Bath & Beyond, Inc. *	20,344	1,388,478
CarMax, Inc. *	20,541	960,703
Dick’s Sporting Goods, Inc.	9,232	483,203
Dollar General Corp. *	27,209	1,436,635
Dollar Tree, Inc. *	20,330	976,653
Family Dollar Stores, Inc.	8,824	539,588
J.C. Penney Co., Inc. *	13,095	230,210
LKQ Corp. *	26,538	649,650
Lowe’s Cos., Inc.	99,941	4,208,516
Netflix, Inc. *	5,000	1,131,250
Nordstrom, Inc.	13,458	791,600
O’Reilly Automotive, Inc. *	10,011	1,090,298
PetSmart, Inc.	9,957	672,097
Priceline.com, Inc. *	4,653	3,740,686
Ross Stores, Inc.	20,004	1,286,257
Sally Beauty Holdings, Inc. *	13,691	419,082
Sears Holdings Corp. *(a)	3,372	164,655
Target Corp.	58,594	4,072,283
The TJX Cos., Inc.	65,650	3,322,546
Tiffany & Co.	10,688	831,313
Tractor Supply Co.	6,231	697,747
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,390	489,196
Urban Outfitters, Inc. *	9,990	418,881

		40,741,357

Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.	28,772	954,943
Broadcom Corp., Class A	47,112	1,691,792
Cree, Inc. *	10,690	666,521
Marvell Technology Group Ltd.	40,549	439,551
NVIDIA Corp.	52,740	764,203
Skyworks Solutions, Inc. *	17,227	411,036
Xilinx, Inc.	23,541	956,942

		5,884,988

Software & Services 15.7%
Accenture plc, Class A	58,001	4,762,462
Activision Blizzard, Inc.	37,839	546,017
Adobe Systems, Inc. *	44,891	1,926,273
Akamai Technologies, Inc. *	15,924	734,415
Alliance Data Systems Corp. *	4,462	790,176
ANSYS, Inc. *	8,246	614,327
Autodesk, Inc. *	20,096	758,222
Automatic Data Processing, Inc.	43,662	3,000,453
BMC Software, Inc. *	11,655	527,913
Citrix Systems, Inc. *	16,760	1,078,506
Cognizant Technology Solutions Corp., Class A *	27,166	1,756,282
Concur Technologies, Inc. *	4,147	334,787
eBay, Inc. *	105,609	5,713,447
Electronic Arts, Inc. *	26,996	620,638
Equinix, Inc. *	4,394	890,400
Facebook, Inc., Class A *	50,103	1,220,008
FactSet Research Systems, Inc. (a)	3,749	368,114
Fidelity National Information Services, Inc.	26,396	1,185,180
Fiserv, Inc. *	11,998	1,045,746
FleetCor Technologies, Inc. *	6,086	529,969
Fortinet, Inc. *	11,964	230,427
Gartner, Inc. *	8,571	485,204
Genpact Ltd.	12,259	237,212
Global Payments, Inc.	6,913	331,547
Google, Inc., Class A *	24,086	20,964,695
IAC/InterActiveCorp	6,875	333,300
Informatica Corp. *	9,909	360,291
Intuit, Inc.	25,071	1,465,149
Jack Henry & Associates, Inc.	7,753	363,848
LinkedIn Corp., Class A *	6,160	1,031,985
MasterCard, Inc., Class A	9,543	5,441,896
MICROS Systems, Inc. *	7,340	309,748
Microsoft Corp.	680,146	23,723,492
NetSuite, Inc. *	2,462	215,671
Nuance Communications, Inc. *	23,271	442,149
Oracle Corp.	333,377	11,254,808
Rackspace Hosting, Inc. *	9,759	366,255
Red Hat, Inc. *	17,381	838,286
Salesforce.com, Inc. *	48,508	2,053,344
ServiceNow, Inc. *	1,098	40,362
SolarWinds, Inc. *	5,555	234,143
Solera Holdings, Inc.	6,037	330,647
Symantec Corp. *	62,039	1,389,053
Synopsys, Inc. *	13,649	497,506
Teradata Corp. *	14,907	831,065
TIBCO Software, Inc. *	14,164	302,118
Vantiv, Inc., Class A *	8,037	213,865
VeriFone Systems, Inc. *	9,882	230,547
Visa, Inc., Class A	46,586	8,298,830
VMware, Inc., Class A *	7,830	556,870
Workday, Inc., Class A *	2,073	133,149

		111,910,797

Technology Hardware & Equipment 11.3%
3D Systems Corp. *(a)	7,117	345,317
Amphenol Corp., Class A	14,371	1,119,501
Apple, Inc.	84,720	38,096,890
Cisco Systems, Inc.	481,520	11,595,002
Corning, Inc.	132,567	2,037,555
Dell, Inc.	131,488	1,755,365

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EMC Corp. *	189,461	4,691,054
F5 Networks, Inc. *	7,067	588,045
FLIR Systems, Inc.	12,935	315,097
Hewlett-Packard Co.	175,811	4,293,305
JDS Uniphase Corp. *	21,228	289,125
Juniper Networks, Inc. *	46,399	822,654
National Instruments Corp.	8,547	242,735
NetApp, Inc. *	32,433	1,217,210
Palo Alto Networks, Inc. *	2,954	143,328
QUALCOMM, Inc.	155,153	9,849,112
SanDisk Corp. *	21,762	1,284,393
Trimble Navigation Ltd. *	23,275	649,373
Western Digital Corp.	19,495	1,234,423

		80,569,484

Telecommunication Services 0.5%
Crown Castle International Corp. *	26,393	1,880,501
Level 3 Communications, Inc. *	14,685	314,699
SBA Communications Corp., Class A *	11,380	856,573
T-Mobile US, Inc. *	14,540	311,592
tw telecom, Inc. *	13,681	390,319

		3,753,684

Transportation 3.4%
C.H. Robinson Worldwide, Inc.	14,484	821,098
CSX Corp.	91,908	2,317,001
Delta Air Lines, Inc. *	76,663	1,380,701
Expeditors International of Washington, Inc.	18,571	724,826
FedEx Corp.	26,306	2,534,320
Genesee & Wyoming, Inc., Class A *	4,446	395,916
Hertz Global Holdings, Inc. *	34,100	880,803
J.B. Hunt Transport Services, Inc.	8,068	594,289
Kansas City Southern	9,916	1,097,701
Kirby Corp. *	5,081	396,724
Southwest Airlines Co.	65,554	928,900
Union Pacific Corp.	42,438	6,561,764
United Parcel Service, Inc., Class B	64,709	5,558,503

		24,192,546

Utilities 0.5%
Calpine Corp. *	34,499	700,675
ITC Holdings Corp.	4,772	413,112
NRG Energy, Inc.	28,878	736,966
ONEOK, Inc.	18,408	830,937
The AES Corp.	55,498	677,076

		3,358,766

Total Common Stock
(Cost $582,701,549)		712,295,946

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth Index Fund	100	7,429

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	58,220	58,220

Total Other Investment Companies
(Cost $65,096)		65,649

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund	1,221,857	1,221,857

Total Collateral Invested for Securities on Loan
(Cost $1,221,857)		1,221,857

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $583,083,903 and the unrealized appreciation and depreciation were $138,815,564 and ($9,537,872), respectively, with a net unrealized appreciation of $129,277,692.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$712,295,946	$—	$—	$712,295,946
Other Investment Companies[1]	65,649	—	—	65,649

Total	$712,361,595	$—	$—	$712,361,595

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,221,857	$—	$—	$1,221,857

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG56689MAY13

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	535,455,070	627,413,497
0.1%	Other Investment Companies	730,245	733,330

99.7%	Total Investments	536,185,315	628,146,827
0.1%	Collateral Invested for Securities on Loan	519,503	519,503
0.2%	Other Assets and Liabilities, Net		1,200,552

100.0%	Net Assets		629,866,882

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.6%
Delphi Automotive plc	22,626	1,104,375
Ford Motor Co.	303,428	4,757,751
General Motors Co. *	59,015	2,000,018
Harley-Davidson, Inc.	17,448	951,614
Lear Corp.	7,581	454,709
TRW Automotive Holdings Corp. *	8,278	524,411

		9,792,878

Banks 5.2%
BB&T Corp.	53,974	1,776,824
BOK Financial Corp.	1,938	126,164
Comerica, Inc.	14,411	569,090
Cullen/Frost Bankers, Inc.	4,705	302,767
Fifth Third Bancorp	67,538	1,229,192
First Republic Bank	5,262	195,536
Hudson City Bancorp, Inc.	36,776	312,596
Huntington Bancshares, Inc.	64,036	496,279
KeyCorp	72,555	782,143
M&T Bank Corp.	9,497	996,235
New York Community Bancorp, Inc.	34,276	448,330
Ocwen Financial Corp. *	8,952	382,967
People’s United Financial, Inc.	27,295	375,579
Regions Financial Corp.	109,102	996,101
The PNC Financial Services Group, Inc.	40,978	2,935,664
U.S. Bancorp	144,481	5,065,504
Wells Fargo & Co.	379,838	15,402,431
Zions Bancorp	14,249	399,684

		32,793,086

Capital Goods 8.5%
3M Co.	49,092	5,413,375
Carlisle Cos., Inc.	4,883	319,397
Eaton Corp. plc	36,599	2,417,730
General Dynamics Corp.	25,598	1,973,606
General Electric Co.	806,197	18,800,514
Honeywell International, Inc.	60,784	4,769,113
Hubbell, Inc., Class B	4,278	429,639
IDEX Corp.	6,340	349,017
Ingersoll-Rand plc	21,264	1,223,318
L-3 Communications Holdings, Inc.	6,896	586,781
Lockheed Martin Corp.	20,647	2,185,072
Masco Corp.	27,093	569,495
Northrop Grumman Corp.	18,279	1,506,007
Oshkosh Corp. *	6,709	267,152
Owens Corning *	9,128	398,894
Parker Hannifin Corp.	11,481	1,145,345
Raytheon Co.	25,094	1,672,264
Rockwell Automation, Inc.	10,765	947,535
Rockwell Collins, Inc.	10,502	680,004
Snap-On, Inc.	4,501	409,996
Terex Corp. *	8,497	304,787
The Timken Co.	6,281	356,510
United Technologies Corp.	65,427	6,209,022
Xylem, Inc.	14,369	404,344

		53,338,917

Commercial & Professional Services 0.9%
Avery Dennison Corp.	8,013	348,566
Cintas Corp.	8,387	382,908
Iron Mountain, Inc.	12,920	463,053
Manpowergroup, Inc.	5,955	341,043
Republic Services, Inc.	23,420	798,622
The ADT Corp. *	17,304	702,369
Tyco International Ltd.	35,912	1,214,185
Waste Management, Inc.	34,201	1,434,048

		5,684,794

Consumer Durables & Apparel 0.9%
Garmin Ltd. (a)	8,650	302,144
Hanesbrands, Inc.	7,580	377,939
Hasbro, Inc.	9,138	406,458
Leggett & Platt, Inc.	11,191	358,112
Lennar Corp., Class A	12,829	504,436
Mattel, Inc.	26,625	1,191,469
Newell Rubbermaid, Inc.	21,821	590,040
Polaris Industries, Inc.	4,913	469,241
Tupperware Brands Corp.	4,172	337,849
Whirlpool Corp.	6,074	776,014

		5,313,702

Consumer Services 1.9%
Carnival Corp.	34,278	1,134,602
Darden Restaurants, Inc.	10,189	527,790
H&R Block, Inc.	21,398	626,319
International Game Technology	20,431	365,306

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McDonald’s Corp.	77,763	7,509,573
MGM Resorts International *	28,656	434,712
Norwegian Cruise Line Holdings Ltd. *	1,870	57,502
Royal Caribbean Cruises Ltd.	11,304	395,753
Wyndham Worldwide Corp.	10,506	610,609

		11,662,166

Diversified Financials 9.9%
Ameriprise Financial, Inc.	15,661	1,276,685
Bank of America Corp.	838,911	11,459,524
Capital One Financial Corp.	44,925	2,737,280
Citigroup, Inc.	235,584	12,248,012
CME Group, Inc.	23,674	1,608,175
Eaton Vance Corp.	9,543	396,130
ING US, Inc. *	5,014	143,049
Invesco Ltd.	34,011	1,147,531
JPMorgan Chase & Co.	296,617	16,192,322
Legg Mason, Inc.	8,851	310,139
Leucadia National Corp.	22,632	710,192
LPL Financial Holdings, Inc.	2,912	107,977
Morgan Stanley	105,933	2,743,665
Northern Trust Corp.	16,841	979,304
NYSE Euronext	18,647	750,169
Raymond James Financial, Inc.	8,769	385,573
SLM Corp.	35,928	852,931
The Bank of New York Mellon Corp.	89,783	2,698,877
The Goldman Sachs Group, Inc.	33,932	5,499,699
The NASDAQ OMX Group, Inc.	9,149	287,827

		62,535,061

Energy 11.7%
Apache Corp.	30,220	2,481,969
Chesapeake Energy Corp.	40,260	879,278
Chevron Corp.	150,498	18,473,630
Cimarex Energy Co.	6,645	466,080
Cobalt International Energy, Inc. *	21,534	558,592
ConocoPhillips	94,453	5,793,747
Devon Energy Corp.	29,135	1,656,325
Exxon Mobil Corp.	347,132	31,405,032
Marathon Oil Corp.	54,594	1,877,488
Murphy Oil Corp.	13,939	882,618
Nabors Industries Ltd.	22,432	359,136
Newfield Exploration Co. *	10,412	247,701
Phillips 66	48,034	3,197,623
QEP Resources, Inc.	13,768	390,460
Spectra Energy Corp.	51,535	1,575,425
The Williams Cos., Inc.	53,088	1,867,636
Valero Energy Corp.	42,643	1,732,585

		73,845,325

Food & Staples Retailing 0.5%
Safeway, Inc.	18,821	433,071
Sysco Corp.	45,221	1,528,470
The Kroger Co.	40,099	1,350,133

		3,311,674

Food, Beverage & Tobacco 8.5%
Altria Group, Inc.	155,878	5,627,196
Archer-Daniels-Midland Co.	50,806	1,637,477
Beam, Inc.	12,556	814,131
Campbell Soup Co.	14,138	605,248
Coca-Cola Enterprises, Inc.	20,245	752,304
ConAgra Foods, Inc.	31,991	1,077,777
Constellation Brands, Inc., Class A *	11,778	624,352
Dr. Pepper Snapple Group, Inc.	15,672	720,599
General Mills, Inc.	50,175	2,362,239
H.J. Heinz Co.	24,733	1,789,680
Hillshire Brands Co.	9,837	340,754
Hormel Foods Corp.	10,470	416,915
Ingredion, Inc.	6,069	413,420
Kellogg Co.	19,304	1,197,813
Kraft Foods Group, Inc.	45,703	2,519,606
McCormick & Co., Inc. Non Voting Shares	10,264	709,037
Molson Coors Brewing Co., Class B	12,119	598,800
Mondelez International, Inc., Class A	137,990	4,065,186
Philip Morris International, Inc.	127,775	11,616,025
Reynolds American, Inc.	24,806	1,193,417
The Coca-Cola Co.	297,022	11,877,910
The Hershey Co.	11,529	1,027,349
The J.M. Smucker Co.	8,290	836,958
Tyson Foods, Inc., Class A	21,938	548,450

		53,372,643

Health Care Equipment & Services 2.2%
Abbott Laboratories	121,904	4,470,220
Boston Scientific Corp. *	104,577	966,291
Cardinal Health, Inc.	26,244	1,232,418
CIGNA Corp.	22,000	1,493,800
Humana, Inc.	12,231	988,020
Omnicare, Inc.	8,047	370,403
St. Jude Medical, Inc.	21,794	942,155
Tenet Healthcare Corp. *	8,024	380,097
WellPoint, Inc.	23,439	1,804,100
Zimmer Holdings, Inc.	13,062	1,025,498

		13,673,002

Household & Personal Products 3.3%
Avon Products, Inc.	33,921	799,518
Kimberly-Clark Corp.	30,116	2,916,132
The Clorox Co.	10,062	835,951
The Procter & Gamble Co.	211,620	16,243,951

		20,795,552

Insurance 5.7%
ACE Ltd.	26,164	2,346,388
Aflac, Inc.	36,078	2,009,184
American Financial Group, Inc.	5,766	279,997
American International Group, Inc. *	114,302	5,081,867
Aon plc	24,035	1,530,308
Arch Capital Group Ltd. *	10,168	520,703
Arthur J. Gallagher & Co.	9,837	429,680
Axis Capital Holdings Ltd.	8,743	380,845
Brown & Brown, Inc.	9,279	299,433
Cincinnati Financial Corp.	11,439	541,522
CNA Financial Corp.	1,838	62,804

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidelity National Financial, Inc., Class A	16,582	436,272
Genworth Financial, Inc., Class A *	38,920	420,725
Hartford Financial Services Group, Inc.	33,675	1,031,465
HCC Insurance Holdings, Inc.	7,895	338,301
Lincoln National Corp.	20,743	739,695
Loews Corp.	23,855	1,093,036
Marsh & McLennan Cos., Inc.	42,292	1,692,526
MetLife, Inc.	84,785	3,748,345
Principal Financial Group, Inc.	21,696	821,194
Prudential Financial, Inc.	35,848	2,472,437
Reinsurance Group of America, Inc.	5,829	384,073
The Allstate Corp.	36,818	1,776,100
The Chubb Corp.	20,101	1,750,797
The Progressive Corp.	42,869	1,092,731
The Travelers Cos., Inc.	29,160	2,441,275
Torchmark Corp.	7,348	474,020
Unum Group	20,871	594,406
Validus Holdings Ltd.	7,953	287,183
W.R. Berkley Corp.	8,751	358,529
XL Group plc	22,740	714,718

		36,150,559

Materials 3.3%
Air Products & Chemicals, Inc.	15,985	1,509,144
Albemarle Corp.	6,855	458,737
Alcoa, Inc.	82,700	702,950
Ashland, Inc.	5,642	501,687
Axiall Corp.	5,350	230,852
Bemis Co., Inc.	7,960	311,634
Celanese Corp., Series A	12,474	615,592
E.I. du Pont de Nemours & Co.	72,615	4,051,191
Eastman Chemical Co.	11,886	852,464
Huntsman Corp.	15,230	296,223
International Flavors & Fragrances, Inc.	6,297	505,586
International Paper Co.	34,029	1,570,438
Martin Marietta Materials, Inc.	3,560	388,147
MeadWestvaco Corp.	13,714	479,990
Owens-Illinois, Inc. *	12,829	352,156
Packaging Corp. of America	7,571	370,979
PPG Industries, Inc.	11,015	1,692,014
Reliance Steel & Aluminum Co.	5,876	386,465
Rockwood Holdings, Inc.	6,037	402,426
RPM International, Inc.	10,174	337,065
Sealed Air Corp.	15,257	366,473
The Dow Chemical Co.	93,445	3,220,115
The Valspar Corp.	6,414	459,691
Valhi, Inc.	1,584	25,597
Vulcan Materials Co.	10,126	542,551
Westlake Chemical Corp.	1,484	138,606

		20,768,773

Media 3.6%
Cablevision Systems Corp., Class A	16,982	256,768
CBS Corp., Class B Non Voting Shares	45,163	2,235,568
Gannett Co., Inc.	18,037	387,796
Lamar Advertising Co., Class A *	4,251	198,649
News Corp., Class A	155,049	4,978,623
Omnicom Group, Inc.	20,178	1,253,659
The Interpublic Group of Cos., Inc.	31,930	454,045
The Walt Disney Co.	139,970	8,829,308
Time Warner, Inc.	72,548	4,234,627

		22,829,043

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	122,584	5,233,111
Bristol-Myers Squibb Co.	126,959	5,841,384
Eli Lilly & Co.	77,463	4,117,933
Hospira, Inc. *	12,752	442,239
Merck & Co., Inc.	234,316	10,942,557
Mylan, Inc. *	30,520	930,250
PerkinElmer, Inc.	8,949	280,283
Pfizer, Inc.	557,405	15,178,138

		42,965,895

Real Estate 2.9%
American Capital Agency Corp.	30,209	779,392
Annaly Capital Management, Inc.	75,173	1,020,849
Apartment Investment & Management Co., Class A	11,212	339,275
Camden Property Trust	6,533	452,410
CBL & Associates Properties, Inc.	12,432	285,812
DDR Corp.	18,913	330,221
Duke Realty Corp.	24,801	410,953
Equity Residential	24,713	1,397,520
General Growth Properties, Inc.	34,837	715,204
HCP, Inc.	34,981	1,657,400
Health Care REIT, Inc.	21,694	1,475,843
Kilroy Realty Corp.	5,739	303,650
Kimco Realty Corp.	32,097	710,949
Liberty Property Trust	9,332	378,693
National Retail Properties, Inc.	8,933	320,427
Plum Creek Timber Co., Inc.	12,790	610,083
ProLogis, Inc.	38,194	1,539,218
Rayonier, Inc.	9,688	536,715
Realty Income Corp.	14,937	678,887
Regency Centers Corp.	7,189	370,952
Senior Housing Properties Trust	14,494	374,670
Two Harbors Investment Corp.	26,959	297,358
UDR, Inc.	19,692	479,894
Vornado Realty Trust	13,011	1,040,229
Weingarten Realty Investors	8,618	274,742
Weyerhaeuser Co.	41,878	1,248,802
WP Carey, Inc.	4,368	295,888

		18,326,036

Retailing 3.1%
Abercrombie & Fitch Co., Class A	6,210	310,997
American Eagle Outfitters, Inc.	14,138	279,791
AutoNation, Inc. *	2,964	137,322
Best Buy Co., Inc.	20,932	576,677
CST Brands, Inc. *	4,731	143,775
Dillard’s, Inc., Class A	2,276	210,006
Expedia, Inc.	7,308	419,918
Foot Locker, Inc.	11,658	400,103
Genuine Parts Co.	11,980	931,325
Kohl’s Corp.	16,297	837,829

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
L Brands, Inc.	18,820	941,188
Liberty Interactive Corp., Series A *	40,514	909,539
Macy’s, Inc.	30,502	1,474,467
Signet Jewelers Ltd.	6,302	431,750
Staples, Inc.	52,014	780,210
The Gap, Inc.	23,310	945,220
The Home Depot, Inc.	115,973	9,122,436
TripAdvisor, Inc. *	8,595	554,292
Williams-Sonoma, Inc.	6,677	360,291

		19,767,136

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	23,783	1,092,353
Applied Materials, Inc.	92,566	1,407,003
Intel Corp.	383,538	9,312,303
KLA-Tencor Corp.	12,801	720,568
Lam Research Corp. *	12,500	584,750
Linear Technology Corp.	18,222	683,325
LSI Corp. *	42,519	314,641
Maxim Integrated Products, Inc.	23,033	679,243
Microchip Technology, Inc.	15,142	552,380
Micron Technology, Inc. *	79,044	923,234
ON Semiconductor Corp. *	35,696	305,558
Texas Instruments, Inc.	85,672	3,074,768

		19,650,126

Software & Services 3.7%
CA, Inc.	25,686	701,485
Cadence Design Systems, Inc. *	21,717	328,578
Computer Sciences Corp.	11,853	528,762
International Business Machines Corp.	81,239	16,899,337
Paychex, Inc.	24,807	923,565
SAIC, Inc.	22,380	324,510
Total System Services, Inc.	12,699	298,553
VeriSign, Inc. *	11,788	554,507
Western Union Co.	43,886	718,853
Yahoo! Inc. *	74,774	1,966,556

		23,244,706

Technology Hardware & Equipment 1.1%
Arrow Electronics, Inc. *	8,138	323,567
Avnet, Inc. *	10,825	369,782
Harris Corp.	8,942	448,262
Jabil Circuit, Inc.	14,213	285,113
Molex, Inc.	10,835	317,899
Motorola Solutions, Inc.	21,289	1,233,910
NCR Corp. *	12,509	417,800
Seagate Technology plc	24,650	1,061,922
TE Connectivity Ltd.	32,399	1,438,192
Xerox Corp.	94,459	830,295

		6,726,742

Telecommunication Services 4.7%
AT&T, Inc.	425,476	14,887,405
CenturyLink, Inc.	48,296	1,649,309
Frontier Communications Corp. (a)	79,036	327,209
Sprint Nextel Corp. *	232,381	1,696,381
Verizon Communications, Inc.	221,625	10,744,380
Windstream Corp. (a)	45,665	366,690

		29,671,374

Transportation 0.4%
Norfolk Southern Corp.	24,230	1,855,776
United Continental Holdings, Inc. *	25,726	835,066

		2,690,842

Utilities 6.1%
AGL Resources, Inc.	9,279	392,780
Alliant Energy Corp.	8,617	424,473
Ameren Corp.	18,745	638,080
American Electric Power Co., Inc.	37,459	1,716,371
American Water Works Co., Inc.	13,894	554,926
Aqua America, Inc.	11,000	341,990
CenterPoint Energy, Inc.	33,064	766,423
CMS Energy Corp.	20,764	559,590
Consolidated Edison, Inc.	22,603	1,289,953
Dominion Resources, Inc.	44,483	2,515,514
DTE Energy Co.	13,348	889,110
Duke Energy Corp.	54,692	3,660,536
Edison International	25,124	1,154,197
Entergy Corp.	13,738	946,273
Exelon Corp.	65,953	2,066,967
FirstEnergy Corp.	32,264	1,258,619
Integrys Energy Group, Inc.	6,074	349,437
MDU Resources Group, Inc.	14,876	384,693
National Fuel Gas Co.	6,579	402,635
NextEra Energy, Inc.	32,895	2,487,520
NiSource, Inc.	24,063	691,330
Northeast Utilities	24,554	1,023,165
NV Energy, Inc.	18,662	437,437
OGE Energy Corp.	7,633	518,052
Pepco Holdings, Inc.	19,233	399,469
PG&E Corp.	33,859	1,520,608
Pinnacle West Capital Corp.	8,617	486,688
PPL Corp.	44,964	1,335,431
Public Service Enterprise Group, Inc.	39,046	1,290,080
Questar Corp.	14,088	342,479
SCANA Corp.	10,786	544,046
Sempra Energy	17,462	1,419,661
TECO Energy, Inc.	15,669	275,931
The Southern Co.	67,380	2,957,982
UGI Corp.	8,974	342,717
Westar Energy, Inc.	10,005	317,359
Wisconsin Energy Corp.	17,486	713,604
Xcel Energy, Inc.	37,860	1,087,339

		38,503,465

Total Common Stock
(Cost $535,455,070)		627,413,497

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 Value Index Fund	500	42,295

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	691,035	691,035

Total Other Investment Companies
(Cost $730,245)		733,330

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	519,503	519,503

Total Collateral Invested for Securities on Loan
(Cost $519,503)		519,503

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $536,559,553 and the unrealized appreciation and depreciation were $94,735,980 and ($3,148,706), respectively, with a net unrealized appreciation $91,587,274.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$627,413,497	$—	$—	$627,413,497
Other Investment Companies[1]	733,330	—	—	733,330

Total	$628,146,827	$—	$—	$628,146,827

Other Financial Instruments
Collateral Invested for Securities on Loan	$519,503	$—	$—	$519,503

[1]	As categorized in Portfolio Holdings.

6

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

Total	$—	($129)	$4,145	$6,910	($10,926)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG56690MAY13

 7

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	454,628,253	514,732,400
0.0%		Other Investment Companies	195,976	196,131

99.9%		Total Investments	454,824,229	514,928,531
1.4%		Collateral Invested for Securities on Loan	7,374,370	7,374,370
(1	.3)%	Other Assets and Liabilities, Net		(6,938,097)

100.0%		Net Assets		515,364,804

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Allison Transmission Holdings, Inc.	7,318	174,168
Dana Holding Corp.	34,276	648,502
Gentex Corp.	33,633	769,187
Lear Corp.	22,412	1,344,272
Tesla Motors, Inc. *(a)	16,798	1,642,173
The Goodyear Tire & Rubber Co. *	57,696	873,517
TRW Automotive Holdings Corp. *	25,198	1,596,293
Visteon Corp. *	11,696	742,345

		7,790,457

Banks 3.8%
Associated Banc-Corp.	39,506	608,788
Bank of Hawaii Corp.	10,574	532,718
BankUnited, Inc.	12,364	303,907
BOK Financial Corp.	6,206	404,011
City National Corp.	11,122	698,017
Commerce Bancshares, Inc.	18,106	787,973
Cullen/Frost Bankers, Inc.	14,448	929,729
East West Bancorp, Inc.	32,948	867,850
First Horizon National Corp.	57,286	657,643
First Niagara Financial Group, Inc.	82,904	809,972
First Republic Bank	16,020	595,303
Fulton Financial Corp.	46,682	536,376
Hancock Holding Co.	19,918	568,659
Hudson City Bancorp, Inc.	111,802	950,317
Huntington Bancshares, Inc.	197,212	1,528,393
Nationstar Mortgage Holdings, Inc. *(a)	3,964	161,374
New York Community Bancorp, Inc.	102,917	1,346,154
Ocwen Financial Corp. *	27,272	1,166,696
People’s United Financial, Inc.	79,680	1,096,397
Popular, Inc. *	23,850	715,500
Prosperity Bancshares, Inc.	11,234	562,711
Signature Bank *	10,837	836,400
SVB Financial Group *	10,304	797,427
TCF Financial Corp.	37,718	543,139
TFS Financial Corp. *	17,570	192,919
Valley National Bancorp	46,826	436,418
Zions Bancorp	43,310	1,214,846

		19,849,637

Capital Goods 10.9%
A.O. Smith Corp.	18,030	706,776
Acuity Brands, Inc.	10,018	752,051
Aecom Technology Corp. *	24,622	758,111
AGCO Corp.	22,609	1,254,121
Air Lease Corp.	15,694	439,432
Armstrong World Industries, Inc. *	5,002	259,954
B/E Aerospace, Inc. *	24,530	1,556,183
Carlisle Cos., Inc.	14,904	974,871
CLARCOR, Inc.	11,656	632,221
Colfax Corp. *	19,693	982,681
Crane Co.	11,326	676,729
Donaldson Co., Inc.	31,744	1,190,717
EMCOR Group, Inc.	15,456	614,376
Fortune Brands Home & Security, Inc.	38,305	1,619,535
Foster Wheeler AG *	23,431	539,382
Gardner Denver, Inc.	11,552	872,176
GATX Corp.	10,848	541,641
Generac Holdings, Inc.	12,470	505,035
Graco, Inc.	14,286	920,733
Hexcel Corp. *	23,206	806,873
Hubbell, Inc., Class B	12,538	1,259,191
IDEX Corp.	19,235	1,058,887
ITT Corp.	21,374	644,426
Jacobs Engineering Group, Inc. *	30,398	1,732,990
KBR, Inc.	34,666	1,251,443
Kennametal, Inc.	18,658	808,638
Lennox International, Inc.	10,609	678,870
Lincoln Electric Holdings, Inc.	19,314	1,154,977
Masco Corp.	83,513	1,755,443
MRC Global, Inc. *	23,819	676,221
MSC Industrial Direct Co., Inc., Class A	10,962	906,229
Nordson Corp.	13,308	947,796
Oshkosh Corp. *	20,570	819,097
Owens Corning *	27,824	1,215,909
Pall Corp.	25,905	1,766,721
Quanta Services, Inc. *	49,945	1,416,940
Regal-Beloit Corp.	10,554	712,501
Snap-On, Inc.	13,706	1,248,480
Spirit AeroSystems Holdings, Inc., Class A *	25,960	560,996
SPX Corp.	11,012	869,067
Teledyne Technologies, Inc. *	9,110	703,474
Terex Corp. *	26,041	934,091
Textainer Group Holdings Ltd. (a)	3,864	144,861
The Babcock & Wilcox Co.	28,000	831,040
The Manitowoc Co., Inc.	30,734	645,721

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Middleby Corp. *	4,333	708,402
The Timken Co.	18,567	1,053,863
The Toro Co.	13,524	644,554
TransDigm Group, Inc.	10,783	1,575,396
Trinity Industries, Inc.	18,654	763,508
Triumph Group, Inc.	11,774	914,251
United Rentals, Inc. *	21,781	1,238,032
URS Corp.	18,102	876,861
USG Corp. *	20,730	566,551
Valmont Industries, Inc.	5,664	862,797
WABCO Holdings, Inc. *	14,820	1,117,724
Wabtec Corp.	11,126	1,223,971
Watsco, Inc.	6,862	598,710
WESCO International, Inc. *	10,244	760,719
Woodward, Inc.	14,236	557,339
Xylem, Inc.	43,748	1,231,069

		56,041,354

Commercial & Professional Services 2.8%
Avery Dennison Corp.	23,556	1,024,686
Cintas Corp.	24,664	1,126,035
Clean Harbors, Inc. *	12,422	710,538
Copart, Inc. *	24,926	857,205
Covanta Holding Corp.	30,902	631,946
Equifax, Inc.	28,211	1,718,050
Iron Mountain, Inc.	39,190	1,404,570
KAR Auction Services, Inc.	22,394	525,139
Manpowergroup, Inc.	17,701	1,013,736
Pitney Bowes, Inc. (a)	47,298	694,335
Robert Half International, Inc.	32,826	1,141,032
Rollins, Inc.	15,490	391,277
The Dun & Bradstreet Corp.	9,604	942,536
Towers Watson & Co., Class A	13,248	1,029,105
Waste Connections, Inc.	28,983	1,166,276

		14,376,466

Consumer Durables & Apparel 4.9%
Brunswick Corp.	22,038	739,816
Carter’s, Inc.	11,982	863,543
D.R. Horton, Inc.	65,475	1,594,971
Fossil, Inc. *	12,794	1,358,723
Hanesbrands, Inc.	22,913	1,142,442
Harman International Industries, Inc.	15,812	839,617
Hasbro, Inc.	26,946	1,198,558
Jarden Corp. *	23,700	1,103,946
Leggett & Platt, Inc.	33,309	1,065,888
Lennar Corp., Class A	38,517	1,514,488
Mohawk Industries, Inc. *	13,577	1,509,355
Newell Rubbermaid, Inc.	66,940	1,810,058
NVR, Inc. *	1,098	1,079,674
Polaris Industries, Inc.	14,968	1,429,594
PulteGroup, Inc. *	79,682	1,720,334
PVH Corp.	18,237	2,100,720
Taylor Morrison Home Corp., Class A *	6,563	169,522
Tempur-Pedic International, Inc. *	14,060	594,457
Toll Brothers, Inc. *	35,127	1,200,290
Tupperware Brands Corp.	12,660	1,025,207
Under Armour, Inc., Class A *	18,206	1,128,772

		25,189,975

Consumer Services 2.9%
Apollo Group, Inc., Class A *	23,560	470,964
Bally Technologies, Inc. *	9,014	513,347
Bloomin’ Brands, Inc. *	10,225	237,834
Brinker International, Inc.	16,684	654,180
Burger King Worldwide, Inc. (a)	14,494	267,849
Choice Hotels International, Inc.	6,222	245,645
Darden Restaurants, Inc.	30,159	1,562,236
Domino’s Pizza, Inc.	13,102	776,556
Dunkin’ Brands Group, Inc.	17,224	682,070
H&R Block, Inc.	63,411	1,856,040
International Game Technology	62,176	1,111,707
MGM Resorts International *	87,448	1,326,586
Norwegian Cruise Line Holdings Ltd. *	5,595	172,046
Panera Bread Co., Class A *	6,684	1,282,192
Penn National Gaming, Inc. *	15,690	863,578
SeaWorld Entertainment, Inc. *	6,029	213,366
Service Corp. International	49,650	892,707
Six Flags Entertainment Corp.	11,085	826,608
Sotheby’s	15,920	593,020
Weight Watchers International, Inc.	6,263	287,159

		14,835,690

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	12,283	2,014,412
CBOE Holdings, Inc.	20,512	823,352
Credit Acceptance Corp. *	2,553	290,685
E*TRADE Financial Corp. *	66,794	776,814
Eaton Vance Corp.	28,124	1,167,427
Federated Investors, Inc., Class B (a)	22,148	612,835
ING US, Inc. *	15,077	430,147
Legg Mason, Inc.	26,970	945,029
LPL Financial Holdings, Inc.	9,384	347,959
MSCI, Inc. *	28,258	995,812
Raymond James Financial, Inc.	26,494	1,164,941
SEI Investments Co.	31,716	970,827
The NASDAQ OMX Group, Inc.	27,698	871,379
Waddell & Reed Financial, Inc., Class A	20,062	923,654

		12,335,273

Energy 6.1%
Atwood Oceanics, Inc. *	13,412	704,264
Berry Petroleum Co., Class A	10,586	458,480
Cheniere Energy, Inc. *	56,423	1,656,015
Cimarex Energy Co.	20,271	1,421,808
CVR Energy, Inc. (a)	3,420	214,810
Dresser-Rand Group, Inc. *	17,657	1,070,014
Dril-Quip, Inc. *	8,114	733,911
Energen Corp.	16,980	920,146
Forum Energy Technologies, Inc. *	5,285	156,912
Gulfport Energy Corp. *	15,800	753,502
Helix Energy Solutions Group, Inc. *	22,784	543,626
Helmerich & Payne, Inc.	24,795	1,530,843
Kodiak Oil & Gas Corp. *	61,146	536,862
Laredo Petroleum Holdings, Inc. *	6,255	121,097
McDermott International, Inc. *	55,414	529,204
McMoRan Exploration Co. *	23,428	389,608

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nabors Industries Ltd.	68,392	1,094,956
Newfield Exploration Co. *	31,736	754,999
Oasis Petroleum, Inc. *	16,698	620,498
Oceaneering International, Inc.	25,379	1,839,470
Oil States International, Inc. *	12,822	1,262,967
Patterson-UTI Energy, Inc.	34,368	722,072
QEP Resources, Inc.	41,988	1,190,780
Rosetta Resources, Inc. *	13,929	652,713
Rowan Cos. plc, Class A *	29,228	971,539
RPC, Inc. (a)	14,946	188,170
SandRidge Energy, Inc. *(a)	82,026	424,074
SM Energy Co.	15,572	944,286
Superior Energy Services, Inc. *	37,484	1,000,073
Targa Resources Corp.	6,662	429,166
Teekay Corp.	8,614	332,845
Tesoro Corp.	32,184	1,984,144
Tidewater, Inc.	11,552	636,400
Ultra Petroleum Corp. *(a)	35,982	819,670
Unit Corp. *	10,244	462,721
Western Refining, Inc.	12,551	418,827
Whiting Petroleum Corp. *	27,550	1,269,228
World Fuel Services Corp.	16,998	692,328
WPX Energy, Inc. *	47,000	905,220

		31,358,248

Food & Staples Retailing 0.5%
PriceSmart, Inc.	4,286	361,867
Safeway, Inc.	56,292	1,295,279
The Fresh Market, Inc. *	9,592	475,187
United Natural Foods, Inc. *	11,552	611,332

		2,743,665

Food, Beverage & Tobacco 2.0%
Constellation Brands, Inc., Class A *	35,555	1,884,771
Dean Foods Co. *	43,740	458,833
Flowers Foods, Inc.	26,946	899,188
Green Mountain Coffee Roasters, Inc. *	28,834	2,108,630
Hillshire Brands Co.	28,874	1,000,195
Ingredion, Inc.	17,983	1,225,002
Pilgrim’s Pride Corp. *	13,746	164,402
Pinnacle Foods, Inc. *	6,845	168,113
Seaboard Corp.	83	228,688
Smithfield Foods, Inc. *	29,300	965,142
The Hain Celestial Group, Inc. *	10,860	723,493
WhiteWave Foods Co., Class A *(a)	14,719	256,702
WhiteWave Foods Co., Class B *	15,915	263,237

		10,346,396

Health Care Equipment & Services 4.3%
Align Technology, Inc. *	16,644	595,023
athenahealth, Inc. *	8,488	717,660
Brookdale Senior Living, Inc. *	23,122	655,509
Centene Corp. *	12,136	600,732
Community Health Systems, Inc.	21,658	1,043,266
DENTSPLY International, Inc.	33,563	1,401,591
Health Management Associates, Inc., Class A *	59,536	821,001
Health Net, Inc. *	18,617	593,324
HMS Holdings Corp. *	20,447	509,130
Hologic, Inc. *	62,922	1,305,632
IDEXX Laboratories, Inc. *	12,824	1,057,211
LifePoint Hospitals, Inc. *	11,079	550,959
MEDNAX, Inc. *	11,774	1,092,980
Omnicare, Inc.	24,697	1,136,803
Owens & Minor, Inc.	14,818	506,479
Patterson Cos., Inc.	19,636	767,375
ResMed, Inc. (a)	33,497	1,607,856
Sirona Dental Systems, Inc. *	13,316	944,637
STERIS Corp.	13,716	621,883
Team Health Holdings, Inc. *	8,050	314,514
Teleflex, Inc.	9,575	750,010
Tenet Healthcare Corp. *	24,493	1,160,233
The Cooper Cos., Inc.	11,226	1,268,650
Universal Health Services, Inc., Class B	20,826	1,439,910
WellCare Health Plans, Inc. *	10,144	528,908

		21,991,276

Household & Personal Products 0.7%
Energizer Holdings, Inc.	14,406	1,378,798
Herbalife Ltd. (a)	24,709	1,153,169
Nu Skin Enterprises, Inc., Class A	11,842	696,310
Spectrum Brands Holdings, Inc.	5,252	316,643

		3,544,920

Insurance 6.0%
Alleghany Corp. *	3,956	1,542,840
Allied World Assurance Co. Holdings AG	8,260	738,527
American Financial Group, Inc.	17,578	853,588
American National Insurance Co.	1,911	190,871
AmTrust Financial Services, Inc. (a)	6,218	205,381
Arch Capital Group Ltd. *	31,235	1,599,544
Arthur J. Gallagher & Co.	29,480	1,287,686
Aspen Insurance Holdings Ltd.	16,453	604,483
Assurant, Inc.	18,548	922,578
Assured Guaranty Ltd.	45,675	1,033,168
Axis Capital Holdings Ltd.	26,748	1,165,143
Brown & Brown, Inc.	27,706	894,073
Cincinnati Financial Corp.	34,404	1,628,685
CNO Financial Group, Inc.	51,264	632,598
Erie Indemnity Co., Class A	5,980	453,942
Everest Re Group Ltd.	11,882	1,540,026
Fidelity National Financial, Inc., Class A	50,462	1,327,655
First American Financial Corp.	24,916	594,994
Genworth Financial, Inc., Class A *	114,708	1,239,993
HCC Insurance Holdings, Inc.	23,622	1,012,203
Markel Corp. *	3,026	1,582,265
Mercury General Corp.	8,496	380,451
Old Republic International Corp.	56,722	771,986
PartnerRe Ltd.	13,826	1,253,327
ProAssurance Corp.	14,494	727,599
Protective Life Corp.	18,054	698,329
Reinsurance Group of America, Inc.	17,328	1,141,742
RenaissanceRe Holdings Ltd.	10,373	891,663
Torchmark Corp.	21,826	1,407,995
Validus Holdings Ltd.	23,794	859,201

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
W.R. Berkley Corp.	25,842	1,058,747
White Mountains Insurance Group Ltd.	1,191	704,083

		30,945,366

Materials 7.7%
Airgas, Inc.	16,297	1,676,798
Albemarle Corp.	20,804	1,392,204
Allegheny Technologies, Inc.	25,308	697,742
Allied Nevada Gold Corp. *	19,184	148,100
AptarGroup, Inc.	15,403	873,658
Ashland, Inc.	17,224	1,531,558
Axiall Corp.	16,122	695,664
Bemis Co., Inc.	24,200	947,430
Cabot Corp.	14,060	575,616
Carpenter Technology Corp.	10,204	491,425
Chemtura Corp. *	22,662	519,640
Cliffs Natural Resources, Inc. (a)	35,142	633,962
Coeur Mining, Inc. *	23,750	337,013
Compass Minerals International, Inc.	7,836	683,769
Crown Holdings, Inc. *	33,607	1,423,256
Cytec Industries, Inc.	9,801	700,477
Domtar Corp.	8,166	591,790
Eagle Materials, Inc.	10,848	800,040
Graphic Packaging Holding Co. *	43,467	334,261
Greif, Inc., Class A	7,084	369,076
Huntsman Corp.	45,124	877,662
International Flavors & Fragrances, Inc.	19,156	1,538,035
Kronos Worldwide, Inc. (a)	5,280	89,285
Louisiana-Pacific Corp. *	32,244	566,527
Martin Marietta Materials, Inc.	10,677	1,164,113
MeadWestvaco Corp.	41,143	1,440,005
NewMarket Corp.	2,606	714,669
Owens-Illinois, Inc. *	38,620	1,060,119
Packaging Corp. of America	22,939	1,124,011
Reliance Steel & Aluminum Co.	17,880	1,175,968
Rock-Tenn Co., Class A	16,762	1,655,750
Rockwood Holdings, Inc.	18,428	1,228,411
Royal Gold, Inc.	15,240	834,542
RPM International, Inc.	30,874	1,022,856
Sealed Air Corp.	45,700	1,097,714
Silgan Holdings, Inc.	10,623	496,838
Sonoco Products Co.	23,774	832,566
Steel Dynamics, Inc.	51,772	794,183
The Scotts Miracle-Gro Co., Class A (a)	9,140	432,048
The Valspar Corp.	19,481	1,396,203
Tronox Ltd., Class A	5,668	130,817
United States Steel Corp. (a)	33,922	600,080
Valhi, Inc.	5,216	84,291
Vulcan Materials Co.	30,417	1,629,743
W.R. Grace & Co. *	16,672	1,408,951
Walter Energy, Inc.	14,702	250,816
Westlake Chemical Corp.	4,700	438,980

		39,508,662

Media 1.5%
AMC Networks, Inc., Class A *	13,612	871,440
Cablevision Systems Corp., Class A	50,398	762,018
Cinemark Holdings, Inc.	23,750	696,825
Clear Channel Outdoor Holdings, Inc., Class A *	9,178	78,655
Gannett Co., Inc.	51,988	1,117,742
John Wiley & Sons, Inc., Class A	11,000	436,700
Lamar Advertising Co., Class A *	12,982	606,649
Morningstar, Inc.	5,328	366,460
Regal Entertainment Group, Class A (a)	18,662	330,317
The Interpublic Group of Cos., Inc.	96,706	1,375,159
The Madison Square Garden Co., Class A *	14,369	841,018
The Washington Post Co., Class B	1,072	500,871

		7,983,854

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Alkermes plc *	31,164	973,875
ARIAD Pharmaceuticals, Inc. *	42,807	785,080
Bio-Rad Laboratories, Inc., Class A *	4,700	534,296
BioMarin Pharmaceutical, Inc. *	31,489	1,974,360
Bruker Corp. *	21,929	362,486
Cepheid, Inc. *	15,356	533,775
Charles River Laboratories International, Inc. *	11,326	490,529
Covance, Inc. *	12,982	968,197
Cubist Pharmaceuticals, Inc. *	15,256	838,317
Endo Health Solutions, Inc. *	26,862	975,091
Hospira, Inc. *	39,516	1,370,415
Illumina, Inc. *	28,925	2,034,006
Incyte Corp. *(a)	31,056	688,511
Jazz Pharmaceuticals plc *	11,492	781,111
Medivation, Inc. *	17,422	846,012
Mettler-Toledo International, Inc. *	7,084	1,546,154
Onyx Pharmaceuticals, Inc. *	16,826	1,606,042
PerkinElmer, Inc.	26,708	836,495
Pharmacyclics, Inc. *	11,770	1,078,603
Quintiles Transnational Holdings, Inc. *	5,356	235,878
Salix Pharmaceuticals Ltd. *	12,167	738,172
Seattle Genetics, Inc. *	24,390	837,065
Techne Corp.	8,162	542,855
United Therapeutics Corp. *	10,949	727,780
Warner Chilcott plc, Class A	41,210	791,232

		23,096,337

Real Estate 9.9%
Alexandria Real Estate Equities, Inc.	16,436	1,125,866
American Campus Communities, Inc.	24,365	994,823
Apartment Investment & Management Co., Class A	34,324	1,038,644
BioMed Realty Trust, Inc.	44,258	926,320
BRE Properties, Inc.	17,911	895,371
Camden Property Trust	19,851	1,374,682
CBL & Associates Properties, Inc.	37,940	872,241
CBRE Group, Inc., Class A *	71,034	1,646,568
Chimera Investment Corp.	241,540	736,697
Corrections Corp. of America	26,874	944,621
CYS Investments, Inc.	40,516	416,504
DDR Corp.	57,756	1,008,420
Douglas Emmett, Inc.	30,846	786,265

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duke Realty Corp.	75,542	1,251,731
EPR Properties	10,848	568,652
Equity Lifestyle Properties, Inc.	9,166	707,340
Equity One, Inc.	14,290	333,386
Essex Property Trust, Inc.	9,073	1,425,731
Extra Space Storage, Inc.	24,204	1,013,906
Federal Realty Investment Trust	15,173	1,634,891
Forest City Enterprises, Inc., Class A *	32,666	612,814
Hatteras Financial Corp.	23,238	600,005
Healthcare Trust of America, Inc.	12,499	143,613
Highwoods Properties, Inc.	18,879	687,573
Home Properties, Inc.	12,137	737,565
Hospitality Properties Trust	32,164	938,546
Invesco Mortgage Capital, Inc.	30,412	567,184
Jones Lang LaSalle, Inc.	10,348	950,257
Kilroy Realty Corp.	17,421	921,745
LaSalle Hotel Properties	22,140	584,496
Liberty Property Trust	28,134	1,141,678
Mack-Cali Realty Corp.	19,636	520,354
MFA Financial, Inc.	84,112	738,503
Mid-America Apartment Communities, Inc.	9,910	673,583
National Retail Properties, Inc.	27,248	977,386
OMEGA Healthcare Investors, Inc.	26,490	858,541
Piedmont Office Realty Trust, Inc., Class A	39,472	749,573
Post Properties, Inc.	12,680	606,104
Rayonier, Inc.	29,090	1,611,586
Realogy Holdings Corp. *	27,578	1,424,128
Realty Income Corp.	45,435	2,065,021
Regency Centers Corp.	21,046	1,085,974
Retail Properties of America, Inc., Class A	7,659	116,876
RLJ Lodging Trust	28,056	649,777
Senior Housing Properties Trust	44,214	1,142,932
SL Green Realty Corp.	21,374	1,859,110
Starwood Property Trust, Inc.	37,887	961,193
Tanger Factory Outlet Centers	22,144	763,525
Taubman Centers, Inc.	14,833	1,195,243
The Geo Group, Inc.	16,544	576,062
The Howard Hughes Corp. *	6,540	651,384
Two Harbors Investment Corp.	81,646	900,555
UDR, Inc.	58,595	1,427,960
Weingarten Realty Investors	26,286	837,998
WP Carey, Inc.	13,304	901,213

		50,882,716

Retailing 5.5%
Aaron’s, Inc.	16,572	465,507
Abercrombie & Fitch Co., Class A	18,678	935,394
Advance Auto Parts, Inc.	17,249	1,406,138
American Eagle Outfitters, Inc.	42,396	839,017
Ascena Retail Group, Inc. *	29,852	606,891
AutoNation, Inc. *	9,090	421,140
Best Buy Co., Inc.	62,132	1,711,737
Cabela’s, Inc. *	10,904	731,222
Chico’s FAS, Inc.	38,942	703,293
Dick’s Sporting Goods, Inc.	22,897	1,198,429
Dillard’s, Inc., Class A	7,184	662,868
DSW, Inc., Class A	7,958	588,812
Foot Locker, Inc.	35,433	1,216,061
GameStop Corp., Class A (a)	28,492	944,795
GNC Holdings, Inc., Class A	17,332	780,460
Groupon, Inc. *	62,946	483,425
Guess?, Inc.	14,390	457,314
HomeAway, Inc. *	8,461	258,737
HSN, Inc.	8,594	488,913
J.C. Penney Co., Inc. *	32,988	579,929
LKQ Corp. *	69,735	1,707,113
Penske Automotive Group, Inc.	9,760	313,394
Pier 1 Imports, Inc.	25,038	580,631
Sally Beauty Holdings, Inc. *	36,538	1,118,428
Sears Holdings Corp. *(a)	8,372	408,805
Signet Jewelers Ltd.	18,969	1,299,566
The Buckle, Inc. (a)	6,340	339,063
Tractor Supply Co.	16,133	1,806,573
TripAdvisor, Inc. *	25,638	1,653,395
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,932	1,264,468
Urban Outfitters, Inc. *	25,730	1,078,859
Williams-Sonoma, Inc.	20,097	1,084,434

		28,134,811

Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV - Reg’d	8,403	682,941
Atmel Corp. *	103,296	812,939
Cree, Inc. *	27,368	1,706,395
First Solar, Inc. *	14,144	769,151
Lam Research Corp. *	38,023	1,778,716
LSI Corp. *	129,302	956,835
Marvell Technology Group Ltd.	101,120	1,096,141
ON Semiconductor Corp. *	105,398	902,207
Skyworks Solutions, Inc. *	45,132	1,076,849
Teradyne, Inc. *	44,786	803,461

		10,585,635

Software & Services 7.2%
Akamai Technologies, Inc. *	41,660	1,921,359
Alliance Data Systems Corp. *	11,656	2,064,161
ANSYS, Inc. *	21,804	1,624,398
AOL, Inc. *	18,106	627,554
Aspen Technology, Inc. *	21,596	661,269
Booz Allen Hamilton Holding Corp.	10,027	174,871
Broadridge Financial Solutions, Inc.	28,616	776,638
Cadence Design Systems, Inc. *	66,274	1,002,726
CommVault Systems, Inc. *	9,982	698,740
Computer Sciences Corp.	35,946	1,603,551
Compuware Corp. *	49,850	559,815
Concur Technologies, Inc. *	10,674	861,712
CoreLogic, Inc. *	22,662	593,744
CoStar Group, Inc. *	6,218	695,235
DST Systems, Inc.	7,084	482,987
Electronic Arts, Inc. *	70,088	1,611,323
FactSet Research Systems, Inc. (a)	9,409	923,870
FleetCor Technologies, Inc. *	16,060	1,398,505
Fortinet, Inc. *	31,192	600,758
Gartner, Inc. *	21,926	1,241,231
Genpact Ltd.	31,832	615,949
Global Payments, Inc.	18,532	888,795
IAC/InterActiveCorp	18,210	882,821
Informatica Corp. *	25,312	920,344

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jack Henry & Associates, Inc.	20,288	952,116
Lender Processing Services, Inc.	19,962	660,543
MAXIMUS, Inc.	7,828	584,204
MICROS Systems, Inc. *	18,658	787,368
NetSuite, Inc. *	6,528	571,853
NeuStar, Inc., Class A *	15,561	754,086
PTC, Inc. *	28,158	707,047
SAIC, Inc.	66,758	967,991
ServiceNow, Inc. *	3,006	110,501
SolarWinds, Inc. *	14,457	609,363
Solera Holdings, Inc.	16,033	878,127
Splunk, Inc. *	6,750	315,630
Synopsys, Inc. *	36,092	1,315,553
Syntel, Inc.	3,864	246,948
TIBCO Software, Inc. *	36,598	780,635
Total System Services, Inc.	37,742	887,314
Ultimate Software Group, Inc. *	6,340	705,642
Vantiv, Inc., Class A *	20,880	555,617
VeriFone Systems, Inc. *	25,389	592,325
WEX, Inc. *	8,916	658,625

		37,073,844

Technology Hardware & Equipment 3.4%
3D Systems Corp. *(a)	21,395	1,038,085
Anixter International, Inc. *	6,328	485,548
Arrow Electronics, Inc. *	24,876	989,070
Aruba Networks, Inc. *	24,716	369,257
Avnet, Inc. *	32,113	1,096,980
AVX Corp.	11,056	132,451
Brocade Communications Systems, Inc. *	107,143	581,787
Dolby Laboratories, Inc., Class A (a)	11,230	393,050
EchoStar Corp., Class A *	9,196	365,173
FEI Co.	8,916	642,041
FLIR Systems, Inc.	34,042	829,263
Harris Corp.	26,486	1,327,743
Ingram Micro, Inc., Class A *	35,427	677,010
IPG Photonics Corp.	6,726	398,852
Jabil Circuit, Inc.	43,297	868,538
JDS Uniphase Corp. *	55,260	752,641
Molex, Inc.	32,492	953,315
National Instruments Corp.	22,332	634,229
NCR Corp. *	38,438	1,283,829
Palo Alto Networks, Inc. *	7,688	373,022
Polycom, Inc. *	41,614	471,487
Riverbed Technology, Inc. *	38,442	594,313
Trimble Navigation Ltd. *	59,799	1,668,392
Zebra Technologies Corp., Class A *	11,982	547,098

		17,473,174

Telecommunication Services 1.1%
Clearwire Corp., Class A *	103,296	462,766
Frontier Communications Corp. (a)	234,756	971,890
Level 3 Communications, Inc. *	37,948	813,226
T-Mobile US, Inc. *	39,195	839,949
Telephone & Data Systems, Inc.	23,636	549,537
tw telecom, Inc. *	35,774	1,020,632
United States Cellular Corp. *	3,119	123,824
Windstream Corp. (a)	136,804	1,098,536

		5,880,360

Transportation 2.6%
Alaska Air Group, Inc. *	16,322	927,416
AMERCO	1,543	266,013
Avis Budget Group, Inc. *	26,030	863,155
Genesee & Wyoming, Inc., Class A *	11,492	1,023,363
Hertz Global Holdings, Inc. *	93,320	2,410,456
J.B. Hunt Transport Services, Inc.	21,262	1,566,159
Kirby Corp. *	13,287	1,037,449
Landstar System, Inc.	10,900	575,411
Old Dominion Freight Line, Inc. *	16,482	709,715
Ryder System, Inc.	12,118	763,919
United Continental Holdings, Inc. *	77,688	2,521,752
US Airways Group, Inc. *(a)	37,718	662,705

		13,327,513

Utilities 5.7%
AGL Resources, Inc.	27,702	1,172,626
Alliant Energy Corp.	25,873	1,274,504
American Water Works Co., Inc.	41,134	1,642,892
Aqua America, Inc.	33,040	1,027,214
Atmos Energy Corp.	21,266	897,850
Cleco Corp.	14,286	650,156
CMS Energy Corp.	62,030	1,671,708
Great Plains Energy, Inc.	36,132	815,499
Hawaiian Electric Industries, Inc.	23,098	604,475
IDACORP, Inc.	11,782	556,464
Integrys Energy Group, Inc.	18,428	1,060,163
ITC Holdings Corp.	12,104	1,047,843
MDU Resources Group, Inc.	44,380	1,147,667
National Fuel Gas Co.	19,614	1,200,377
NRG Energy, Inc.	75,689	1,931,583
NV Energy, Inc.	55,059	1,290,583
OGE Energy Corp.	23,018	1,562,232
Pepco Holdings, Inc.	58,144	1,207,651
Piedmont Natural Gas Co., Inc.	17,764	600,245
Pinnacle West Capital Corp.	25,705	1,451,818
Questar Corp.	41,128	999,822
SCANA Corp.	32,548	1,641,721
TECO Energy, Inc.	47,982	844,963
UGI Corp.	26,612	1,016,312
Vectren Corp.	19,314	663,243
Westar Energy, Inc.	29,555	937,485
WGL Holdings, Inc.	12,108	519,675

		29,436,771

Total Common Stock
(Cost $454,628,253)		514,732,400

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF Trust	10	2,159

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	193,972	193,972

Total Other Investment Companies
(Cost $195,976)		196,131

End of Investments

Collateral Invested for Securities on Loan 1.4% of net assets

State Street Institutional U.S. Government Money Market Fund	7,374,370	7,374,370

Total Collateral Invested for Securities on Loan
(Cost $7,374,370)		7,374,370

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $455,250,585 and the unrealized appreciation and depreciation were $67,074,104 and ($7,396,158), respectively, with a net unrealized appreciation of $59,677,946.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ETF —	Exchange Traded Fund
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$514,732,400	$—	$—	$514,732,400
Other Investment Companies[1]	196,131	—	—	196,131

Total	$514,928,531	$—	$—	$514,928,531

Other Financial Instruments
Collateral Invested for Securities on Loan	$7,374,370	$—	$—	$7,374,370

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG65851MAY13

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,040,640,146	1,194,153,379
0.0%		Other Investment Companies	562,351	565,301
	—%	Rights	—	—

99.9%		Total Investments	1,041,202,497	1,194,718,680
2.7%		Collateral Invested for Securities on Loan	32,098,481	32,098,481
(2	.6)%	Other Assets and Liabilities, Net		(31,106,103)

100.0%		Net Assets		1,195,711,058

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	43,309	770,467
Cooper Tire & Rubber Co.	40,369	1,043,135
Dana Holding Corp.	94,960	1,796,643
Dorman Products, Inc.	17,221	766,851
Drew Industries, Inc.	11,870	448,686
Exide Technologies *(a)	52,451	23,708
Federal-Mogul Corp. *	13,110	127,823
Fuel Systems Solutions, Inc. *	9,230	143,896
Gentex Corp.	91,377	2,089,792
Gentherm, Inc. *	18,981	349,630
Modine Manufacturing Co. *	32,410	332,202
Remy International, Inc.	8,875	159,661
Standard Motor Products, Inc.	12,458	421,080
Superior Industries International, Inc.	14,765	268,871
Tenneco, Inc. *	38,550	1,710,078
The Goodyear Tire & Rubber Co. *	157,305	2,381,598
Thor Industries, Inc.	27,856	1,189,730
Visteon Corp. *	30,681	1,947,323
Winnebago Industries, Inc. *	15,398	319,662

		16,290,836

Banks 7.8%
1st Source Corp.	3,648	88,318
Ameris Bancorp *	15,398	254,375
Arrow Financial Corp. (a)	7,959	196,030
Associated Banc-Corp.	104,478	1,610,006
Astoria Financial Corp.	52,239	515,077
BancFirst Corp.	4,311	184,769
Bancorp, Inc. *	21,921	315,005
BancorpSouth, Inc.	53,415	916,601
Bank Mutual Corp.	32,909	187,581
Bank of Hawaii Corp.	27,856	1,403,385
Bank of the Ozarks, Inc.	19,149	835,854
BankUnited, Inc.	29,675	729,412
Banner Corp.	11,894	381,560
BBCN Bancorp, Inc.	50,257	647,813
Beneficial Mutual Bancorp, Inc. *	22,517	192,520
Berkshire Hills Bancorp, Inc.	16,003	429,360
BNC Bancorp	12,458	134,671
BofI Holding, Inc. *	5,935	277,877
Boston Private Financial Holdings, Inc.	50,243	494,894
Bridge Capital Holdings *	5,935	90,153
Brookline Bancorp, Inc.	44,897	380,727
Bryn Mawr Bank Corp.	7,699	174,613
Camden National Corp.	5,316	199,882
Capital Bank Financial Corp., Class A *	6,861	122,812
CapitalSource, Inc.	124,791	1,174,283
Capitol Federal Financial, Inc.	84,266	1,000,237
Cardinal Financial Corp.	19,748	298,985
Cascade Bancorp *	4,311	24,788
Cathay General Bancorp	44,485	902,601
Centerstate Banks, Inc.	19,389	166,358
Central Pacific Financial Corp. *	19,908	365,113
Chemical Financial Corp.	17,518	457,045
Citizens & Northern Corp.	8,287	161,597
City Holding Co.	10,346	409,909
City National Corp.	29,087	1,825,500
Clifton Savings Bancorp, Inc.	5,527	65,550
CoBiz Financial, Inc.	22,250	192,463
Columbia Banking System, Inc.	33,760	737,318
Commerce Bancshares, Inc.	48,068	2,091,919
Community Bank System, Inc.	25,504	748,797
Community Trust Bancorp, Inc.	9,463	332,908
CVB Financial Corp.	56,943	653,136
Dime Community Bancshares, Inc.	19,908	286,874
Eagle Bancorp, Inc. *	13,703	308,452
East West Bancorp, Inc.	90,201	2,375,894
Enterprise Financial Services Corp.	6,523	99,606
EverBank Financial Corp.	16,769	263,273
F.N.B. Corp.	89,613	1,030,550
Federal Agricultural Mortgage Corp., Class C	6,690	201,168
Financial Institutions, Inc.	5,935	115,792
First Bancorp	10,939	155,881
First Bancorp Puerto Rico *	47,576	290,689
First Busey Corp.	53,103	232,591
First Citizens BancShares, Inc., Class A	3,528	695,969
First Commonwealth Financial Corp.	65,285	470,705
First Community Bancshares, Inc.	10,297	156,823
First Connecticut Bancorp, Inc.	7,699	109,634

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Bancorp	36,786	566,872
First Financial Bankshares, Inc. (a)	17,805	979,275
First Financial Corp.	7,770	238,928
First Financial Holdings, Inc.	11,473	241,736
First Horizon National Corp.	152,546	1,751,228
First Interstate BancSystem, Inc.	12,685	251,036
First Merchants Corp.	19,682	325,934
First Midwest Bancorp, Inc.	48,656	640,313
First Niagara Financial Group, Inc.	225,585	2,203,965
FirstMerit Corp.	105,466	1,990,143
Flagstar Bancorp, Inc. *	13,931	195,173
Flushing Financial Corp.	19,908	311,162
FNB United Corp. *	7,111	60,586
Franklin Financial Corp.	7,699	139,660
Fulton Financial Corp.	127,042	1,459,713
German American Bancorp, Inc.	7,111	155,446
Glacier Bancorp, Inc.	42,721	830,496
Great Southern Bancorp, Inc.	6,570	176,799
Hancock Holding Co.	54,591	1,558,573
Hanmi Financial Corp. *	20,157	317,271
Heartland Financial USA, Inc.	9,506	258,943
Home BancShares, Inc.	14,810	623,501
HomeStreet, Inc.	5,292	120,975
HomeTrust Bancshares, Inc. *	14,326	232,798
Hudson Valley Holding Corp.	10,251	183,595
IBERIABANK Corp.	18,981	978,281
Independent Bank Corp.	14,461	476,490
Independent Bank Group, Inc. *	1,390	39,476
International Bancshares Corp.	32,027	697,548
Investors Bancorp, Inc.	29,675	586,972
Kearny Financial Corp. *	11,506	113,909
Lakeland Bancorp, Inc.	17,217	170,620
Lakeland Financial Corp.	10,762	296,816
MainSource Financial Group, Inc.	12,458	173,166
MB Financial, Inc.	35,022	893,411
Meridian Interstate Bancorp, Inc. *	6,853	123,423
Metro Bancorp, Inc. *	8,287	160,022
MGIC Investment Corp. *	214,386	1,324,905
National Bank Holdings Corp., Class A	5,106	92,623
National Bankshares, Inc.	3,528	117,800
National Penn Bancshares, Inc.	71,220	703,654
Nationstar Mortgage Holdings, Inc. *(a)	10,868	442,436
NBT Bancorp, Inc.	27,585	548,390
Northfield Bancorp, Inc.	15,500	177,630
Northwest Bancshares, Inc.	55,767	691,511
OceanFirst Financial Corp.	11,227	155,494
OFG Bancorp	28,954	514,802
Old National Bancorp	60,526	808,627
OmniAmerican Bancorp, Inc. *	5,292	117,853
Oritani Financial Corp.	26,828	411,273
PacWest Bancorp	20,507	591,217
Park National Corp. (a)	8,145	562,657
Park Sterling Corp. *	27,268	159,518
Peoples Bancorp, Inc.	3,528	70,701
Pinnacle Financial Partners, Inc. *	20,819	522,557
Popular, Inc. *	66,461	1,993,830
PrivateBancorp, Inc.	37,927	734,267
Prosperity Bancshares, Inc.	28,444	1,424,760
Provident Financial Services, Inc.	34,649	527,358
Provident New York Bancorp	28,120	258,704
Radian Group, Inc. (a)	108,006	1,390,037
Renasant Corp.	16,005	381,399
Republic Bancorp, Inc., Class A	7,174	170,813
Rockville Financial, Inc.	19,908	259,600
Roma Financial Corp.	5,452	92,957
S&T Bancorp, Inc.	19,908	385,021
S.Y. Bancorp, Inc.	8,631	208,007
Sandy Spring Bancorp, Inc.	16,953	363,133
SCBT Financial Corp.	10,642	532,632
Security National Financial Corp., Class A *(a)	5,935	42,376
Signature Bank *	29,675	2,290,316
Simmons First National Corp., Class A	11,419	293,811
Southside Bancshares, Inc.	10,969	248,338
Southwest Bancorp, Inc. *	11,227	149,993
State Bank Financial Corp.	21,732	336,194
StellarOne Corp.	16,209	253,671
Sterling Bancorp	21,670	258,957
Sterling Financial Corp.	18,518	418,877
Sun Bancorp, Inc. *	26,092	80,363
Susquehanna Bancshares, Inc.	119,876	1,439,711
SVB Financial Group *	27,856	2,155,776
Synovus Financial Corp.	503,997	1,380,952
Taylor Capital Group, Inc. *	9,838	163,409
TCF Financial Corp.	104,478	1,504,483
Territorial Bancorp, Inc.	7,137	165,150
Texas Capital Bancshares, Inc. *	26,092	1,152,223
TFS Financial Corp. *	51,008	560,068
The First of Long Island Corp.	3,528	110,885
Tompkins Financial Corp.	7,959	330,617
TowneBank (a)	20,909	304,017
TriCo Bancshares	8,622	172,095
TrustCo Bank Corp.	59,827	334,433
Trustmark Corp.	43,309	1,103,946
UMB Financial Corp.	20,745	1,101,352
Umpqua Holdings Corp.	71,808	970,844
Union First Market Bankshares Corp.	13,718	274,634
United Bankshares, Inc. (a)	27,268	709,241
United Community Banks, Inc. *	29,087	344,681
United Financial Bancorp, Inc.	12,574	192,005
Univest Corp. of Pennsylvania	11,608	207,899
Valley National Bancorp	122,283	1,139,678
ViewPoint Financial Group, Inc.	20,157	381,572
Walker & Dunlop, Inc. *	7,699	146,050
Washington Federal, Inc.	67,637	1,182,971
Washington Trust Bancorp, Inc.	8,835	246,320
Waterstone Financial, Inc. *	4,116	32,681
Webster Financial Corp.	57,141	1,334,242
WesBanco, Inc.	17,471	437,649
Westamerica Bancorp	16,574	746,327
Western Alliance Bancorp *	46,892	689,312
Wilshire Bancorp, Inc. *	40,979	270,461
Wintrust Financial Corp.	23,740	895,948
WSFS Financial Corp.	5,057	254,064

		93,234,716

Capital Goods 10.8%
A.O. Smith Corp.	47,480	1,861,216
AAON, Inc.	12,502	415,566

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AAR Corp.	25,330	508,120
Aceto Corp.	18,431	234,627
Actuant Corp., Class A	46,304	1,574,336
Acuity Brands, Inc.	27,268	2,047,009
Aecom Technology Corp. *	67,049	2,064,439
Aegion Corp. *	24,916	568,832
Aerovironment, Inc. *	13,124	263,399
Air Lease Corp.	42,721	1,196,188
Aircastle Ltd.	36,198	572,652
Alamo Group, Inc.	4,116	174,930
Albany International Corp., Class A	18,426	584,841
Alliant Techsystems, Inc.	20,745	1,628,897
Altra Holdings, Inc.	17,130	493,515
Ameresco, Inc., Class A *	12,790	105,645
American Railcar Industries, Inc.	6,532	222,088
American Science & Engineering, Inc.	4,116	247,125
American Woodmark Corp. *	6,183	224,567
Apogee Enterprises, Inc.	17,217	459,350
Applied Industrial Technologies, Inc.	26,680	1,282,508
Argan, Inc.	2,940	47,775
Armstrong World Industries, Inc. *	13,634	708,559
Astec Industries, Inc.	13,353	471,628
Astronics Corp. *	7,835	281,198
AZZ, Inc.	15,986	663,099
Barnes Group, Inc.	30,263	914,548
Beacon Roofing Supply, Inc. *	30,851	1,271,678
Belden, Inc.	28,444	1,520,332
Blount International, Inc. *	31,212	418,865
Brady Corp., Class A	29,675	965,624
Briggs & Stratton Corp.	30,851	721,913
Builders FirstSource, Inc. *	39,138	263,790
CAI International, Inc. *	9,887	252,909
Capstone Turbine Corp. *(a)	192,327	223,099
Chart Industries, Inc. *	18,981	1,846,472
CIRCOR International, Inc.	11,132	568,845
CLARCOR, Inc.	30,851	1,673,358
Columbus McKinnon Corp. *	13,391	283,220
Comfort Systems USA, Inc.	23,768	328,474
Commercial Vehicle Group, Inc. *	18,096	142,235
Crane Co.	30,851	1,843,347
Cubic Corp.	13,450	640,220
Curtiss-Wright Corp.	29,675	1,078,983
DigitalGlobe, Inc. *	43,897	1,327,006
Douglas Dynamics, Inc.	14,934	208,777
DXP Enterprises, Inc. *	6,547	386,731
Dycom Industries, Inc. *	20,745	471,949
Edgen Group, Inc. *	26,828	176,797
EMCOR Group, Inc.	42,721	1,698,160
Encore Wire Corp.	11,870	410,821
EnerSys, Inc. *	30,263	1,508,005
Engility Holdings, Inc. *	10,639	272,039
EnPro Industries, Inc. *	13,046	657,127
ESCO Technologies, Inc.	16,574	532,357
Esterline Technologies Corp. *	19,569	1,436,169
Exelis, Inc.	120,519	1,464,306
Federal Signal Corp. *	39,726	348,397
Foster Wheeler AG *	64,697	1,489,325
Franklin Electric Co., Inc.	23,740	802,649
FreightCar America, Inc.	8,631	156,566
Gardner Denver, Inc.	30,851	2,329,250
GATX Corp.	29,702	1,483,021
GenCorp, Inc. *	38,614	528,240
Generac Holdings, Inc.	32,967	1,335,163
General Cable Corp. *	31,439	1,111,683
Gibraltar Industries, Inc. *	19,908	323,107
Global Power Equipment Group, Inc.	11,894	189,115
Graco, Inc.	38,550	2,484,547
GrafTech International Ltd. *	80,738	677,392
Graham Corp.	6,877	192,556
Granite Construction, Inc.	22,509	694,628
Great Lakes Dredge & Dock Corp.	35,450	294,235
Greenbrier Cos., Inc. *	15,513	363,780
Griffon Corp.	31,139	359,344
H&E Equipment Services, Inc.	19,245	430,703
Harsco Corp.	51,651	1,207,600
HEICO Corp.	27,268	1,379,215
Hexcel Corp. *	64,109	2,229,070
Huntington Ingalls Industries, Inc.	31,439	1,736,062
Hyster-Yale Materials Handling, Inc.	4,330	267,594
II-VI, Inc. *	34,529	573,181
Insteel Industries, Inc.	6,523	116,827
ITT Corp.	59,350	1,789,402
John Bean Technologies Corp.	18,366	396,706
Kadant, Inc.	7,111	212,761
Kaman Corp.	16,953	574,876
Kaydon Corp.	20,157	545,045
Kennametal, Inc.	50,420	2,185,203
Kratos Defense & Security Solutions, Inc. *	32,027	186,077
L.B. Foster Co.	5,935	262,980
Layne Christensen Co. *	13,718	294,800
Lennox International, Inc.	28,444	1,820,132
Lindsay Corp.	8,186	665,112
LMI Aerospace, Inc. *	5,935	112,646
Lydall, Inc. *	10,639	153,840
MasTec, Inc. *	35,022	1,113,700
Meritor, Inc. *	61,942	448,460
Michael Baker Corp.	5,680	149,384
Moog, Inc., Class A *	27,856	1,394,750
MRC Global, Inc. *	66,583	1,890,291
Mueller Industries, Inc.	16,574	902,454
Mueller Water Products, Inc., Class A	100,895	767,811
MYR Group, Inc. *	14,395	291,355
National Presto Industries, Inc. (a)	3,170	243,868
Navistar International Corp. *	51,008	1,829,657
NCI Building Systems, Inc. *	11,870	171,522
Nortek, Inc. *	9,463	668,561
Orbital Sciences Corp. *	37,962	690,149
PGT, Inc. *	13,046	107,630
Pike Electric Corp.	14,037	170,550
Polypore International, Inc. *(a)	29,675	1,116,373
Powell Industries, Inc. *	6,255	295,736
Preformed Line Products Co.	1,824	126,804
Primoris Services Corp.	19,281	410,878
Proto Labs, Inc. *(a)	6,135	338,897
Quanex Building Products Corp.	23,519	435,337
Raven Industries, Inc.	23,152	701,274
RBC Bearings, Inc. *	14,638	716,676
Regal-Beloit Corp.	28,444	1,920,254

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rexnord Corp. *	16,725	333,497
Rush Enterprises, Inc., Class A *	21,764	559,335
Simpson Manufacturing Co., Inc.	25,504	746,502
Solarcity Corp. *(a)	7,855	355,439
Spirit AeroSystems Holdings, Inc., Class A *	70,632	1,526,358
Standex International Corp.	8,622	449,810
Sun Hydraulics Corp.	16,609	538,962
TAL International Group, Inc. *	20,516	867,006
Taser International, Inc. *	35,151	333,583
Teledyne Technologies, Inc. *	23,740	1,833,203
Tennant Co.	11,870	585,666
Textainer Group Holdings Ltd. (a)	10,640	398,894
The Babcock & Wilcox Co.	74,803	2,220,153
The ExOne Co. *(a)	3,240	160,769
The Gorman-Rupp Co.	10,446	305,650
The Keyw Holding Corp. *	17,357	256,016
The Manitowoc Co., Inc.	81,914	1,721,013
The Middleby Corp. *	11,870	1,940,626
The Toro Co.	37,374	1,781,245
Thermon Group Holdings, Inc. *	11,501	227,375
Titan International, Inc.	33,221	775,046
Titan Machinery, Inc. *	12,012	246,366
Trex Co., Inc. *	9,767	542,752
TriMas Corp. *	20,558	662,996
Trinity Industries, Inc.	50,420	2,063,691
Triumph Group, Inc.	32,027	2,486,897
Tutor Perini Corp. *	22,983	425,645
Twin Disc, Inc.	6,265	156,186
Universal Forest Products, Inc.	12,609	498,182
URS Corp.	49,244	2,385,379
USG Corp. *	55,179	1,508,042
Wabash National Corp. *	43,309	454,745
Watsco, Inc.	18,981	1,656,092
Watts Water Technologies, Inc., Class A	17,805	847,518
WESCO International, Inc. *	27,856	2,068,587
Woodward, Inc.	38,550	1,509,232

		129,043,924

Commercial & Professional Services 3.2%
ABM Industries, Inc.	32,615	788,631
Acacia Research Corp.	32,027	800,675
Acco Brands Corp. *	71,808	513,427
Barrett Business Services, Inc.	4,116	240,086
CBIZ, Inc. *	34,628	230,623
CDI Corp.	9,466	129,211
Clean Harbors, Inc. *	33,791	1,932,845
Consolidated Graphics, Inc. *	5,527	257,890
Covanta Holding Corp.	84,266	1,723,240
Deluxe Corp.	32,615	1,219,801
EnerNOC, Inc. *	16,813	224,958
Ennis, Inc.	14,222	243,338
Exponent, Inc.	8,287	464,072
Franklin Covey Co. *	10,051	138,603
FTI Consulting, Inc. *	26,092	991,235
G&K Services, Inc., Class A	10,639	513,970
GP Strategies Corp. *	11,870	296,869
Healthcare Services Group, Inc.	43,897	996,023
Heidrick & Struggles International, Inc.	10,806	155,714
Heritage-Crystal Clean, Inc. *	4,116	61,946
Herman Miller, Inc.	37,374	1,050,583
HNI Corp.	28,444	1,045,886
Huron Consulting Group, Inc. *	14,810	662,155
ICF International, Inc. *	12,458	375,609
Innerworkings, Inc. *	20,555	222,816
Insperity, Inc.	11,870	357,999
Interface, Inc.	36,786	618,005
KAR Auction Services, Inc.	60,066	1,408,548
Kelly Services, Inc., Class A	18,029	319,294
Kforce, Inc.	17,217	256,361
Kimball International, Inc., Class B	21,139	206,951
Knoll, Inc.	30,263	473,919
Korn/Ferry International *	31,439	550,183
McGrath Rentcorp	15,542	513,352
Mine Safety Appliances Co.	18,981	947,532
Mistras Group, Inc. *	10,446	223,335
Mobile Mini, Inc. *	24,328	818,637
Multi-Color Corp.	7,766	228,243
Navigant Consulting, Inc. *	32,615	429,866
NL Industries, Inc.	5,385	62,897
On Assignment, Inc. *	27,856	725,370
Pendrell Corp. *	106,322	262,615
Performant Financial Corp. *	15,513	171,108
Pitney Bowes, Inc. (a)	128,806	1,890,872
Quad/Graphics, Inc. (a)	15,986	372,474
R.R. Donnelley & Sons Co. (a)	115,172	1,528,332
Resources Connection, Inc.	27,876	305,521
RPX Corp. *	15,398	236,205
Schawk, Inc.	8,360	99,066
Standard Parking Corp. *	10,899	243,157
Steelcase, Inc., Class A	50,420	697,813
Swisher Hygiene, Inc. *(a)	67,049	69,731
Team, Inc. *	12,601	454,518
Tetra Tech, Inc. *	40,957	1,129,185
The Advisory Board Co. *	22,509	1,188,700
The Brink’s Co.	30,851	827,732
The Corporate Executive Board Co.	21,333	1,305,366
TMS International Corp., Class A	8,967	136,029
TrueBlue, Inc. *	26,092	614,206
UniFirst Corp.	9,463	898,039
United Stationers, Inc.	24,328	839,559
US Ecology, Inc.	11,052	302,604
Viad Corp.	13,046	321,714
WageWorks, Inc. *	12,251	354,911
West Corp.	10,570	242,053

		37,912,208

Consumer Durables & Apparel 2.7%
American Greetings Corp., Class A	20,157	370,889
Arctic Cat, Inc.	8,357	391,860
Beazer Homes USA, Inc. *(a)	16,739	346,497
Black Diamond, Inc. *	13,046	117,023
Blyth, Inc. (a)	7,745	108,507
Brunswick Corp.	57,586	1,933,162
Callaway Golf Co.	49,316	337,815
Cavco Industries, Inc. *	4,395	210,564
Columbia Sportswear Co. (a)	7,699	463,634
Crocs, Inc. *	56,355	994,102
Deckers Outdoor Corp. *	21,921	1,176,719

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ethan Allen Interiors, Inc.	16,574	519,926
Fifth & Pacific Cos., Inc. *	76,454	1,642,997
G-III Apparel Group Ltd. *	8,875	373,726
Harman International Industries, Inc.	43,309	2,299,708
Helen of Troy Ltd. *	20,157	799,628
Hovnanian Enterprises, Inc., Class A *(a)	69,466	426,521
Iconix Brand Group, Inc. *	36,956	1,112,006
iRobot Corp. *	17,421	588,656
JAKKS Pacific, Inc.	15,542	156,974
KB Home	52,239	1,157,616
La-Z-Boy, Inc.	33,791	624,120
Leapfrog Enterprises, Inc. *(a)	32,704	312,977
Libbey, Inc. *	13,634	288,495
M.D.C Holdings, Inc.	24,916	924,633
M/I Homes, Inc. *	14,868	369,470
Maidenform Brands, Inc. *	16,375	297,861
Marine Products Corp.	7,327	54,000
Meritage Homes Corp. *	18,393	871,093
Movado Group, Inc.	11,227	405,295
NACCO Industries, Inc., Class A	4,122	230,914
Oxford Industries, Inc.	8,287	544,373
Perry Ellis International, Inc.	9,179	193,769
Quiksilver, Inc. *	79,507	625,720
Skechers U.S.A., Inc., Class A *	24,328	547,380
Smith & Wesson Holding Corp. *(a)	42,133	383,832
Standard Pacific Corp. *	88,770	785,615
Steinway Musical Instruments, Inc. *	4,704	131,195
Steven Madden Ltd. *	26,092	1,265,462
Sturm Ruger & Co., Inc. (a)	11,227	564,494
Taylor Morrison Home Corp., Class A *	14,810	382,542
Tempur-Pedic International, Inc. *	37,374	1,580,173
The Jones Group, Inc.	49,832	726,052
The Ryland Group, Inc.	29,087	1,317,059
TRI Pointe Homes, Inc. *	9,165	154,339
True Religion Apparel, Inc.	15,398	490,272
Tumi Holdings, Inc. *	29,774	722,020
Unifi, Inc. *	9,463	177,715
Universal Electronics, Inc. *	10,109	269,910
Vera Bradley, Inc. *(a)	14,934	350,949
Wolverine World Wide, Inc.	32,027	1,676,613

		32,796,872

Consumer Services 4.2%
AFC Enterprises, Inc. *	14,222	518,534
American Public Education, Inc. *	11,358	432,058
Ameristar Casinos, Inc.	21,333	558,925
Apollo Group, Inc., Class A *	64,109	1,281,539
Ascent Capital Group, Inc., Class A *	8,287	600,890
Bally Technologies, Inc. *	24,486	1,394,478
Biglari Holdings, Inc. *	740	297,887
BJ’s Restaurants, Inc. *	14,222	533,894
Bloomin’ Brands, Inc. *	25,202	586,199
Bob Evans Farms, Inc.	17,805	821,879
Boyd Gaming Corp. *(a)	35,879	467,503
Bravo Brio Restaurant Group, Inc. *	12,757	229,626
Bridgepoint Education, Inc. *(a)	13,130	168,195
Bright Horizons Family Solutions, Inc. *	6,225	224,411
Brinker International, Inc.	45,073	1,767,312
Buffalo Wild Wings, Inc. *	11,870	1,139,045
Caesars Entertainment Corp. *(a)	17,437	252,662
Capella Education Co. *	7,024	305,965
Carriage Services, Inc.	10,051	190,265
CEC Entertainment, Inc.	10,667	427,213
Choice Hotels International, Inc.	17,217	679,727
Churchill Downs, Inc.	7,984	670,177
Chuy’s Holdings, Inc. *	7,428	258,866
Coinstar, Inc. *(a)	17,805	1,036,963
Cracker Barrel Old Country Store, Inc.	14,810	1,324,903
Del Frisco’s Restaurant Group, Inc. *	3,648	67,816
Denny’s Corp. *	61,114	368,517
DeVry, Inc.	36,198	1,130,464
DineEquity, Inc.	10,051	727,592
Domino’s Pizza, Inc.	36,198	2,145,456
Education Management Corp. *(a)	12,502	80,763
Fiesta Restaurant Group, Inc. *	12,190	433,598
Grand Canyon Education, Inc. *	26,680	856,962
Hillenbrand, Inc.	40,369	963,204
Ignite Restaurant Group, Inc. *	3,821	69,924
International Speedway Corp., Class A	16,282	564,334
Interval Leisure Group, Inc.	24,916	538,435
Isle of Capri Casinos, Inc. *	14,326	110,597
ITT Educational Services, Inc. *(a)	10,446	250,391
Jack in the Box, Inc. *	27,856	1,016,466
K12, Inc. *	23,486	698,004
Krispy Kreme Doughnuts, Inc. *	42,133	729,744
Life Time Fitness, Inc. *	25,504	1,271,119
LifeLock, Inc. *(a)	10,426	107,596
Marriott Vacations Worldwide Corp. *	18,393	813,890
Matthews International Corp., Class A	17,805	682,822
Multimedia Games Holding Co., Inc. *	17,805	455,630
Orient-Express Hotels Ltd., Class A *	56,943	674,205
Papa John’s International, Inc. *	10,639	685,471
Pinnacle Entertainment, Inc. *	37,374	735,520
Red Robin Gourmet Burgers, Inc. *	8,287	435,150
Regis Corp.	36,198	666,405
Ruby Tuesday, Inc. *	37,698	348,707
Ruth’s Hospitality Group, Inc.	21,441	240,139
Scientific Games Corp., Class A *	35,630	388,011
SeaWorld Entertainment, Inc. *	16,370	579,334
Service Corp. International	135,329	2,433,215
SHFL Entertainment, Inc. *	35,887	619,051
Six Flags Entertainment Corp.	30,497	2,274,161
Sonic Corp. *	33,203	435,955
Sotheby’s	43,309	1,613,260
Speedway Motorsports, Inc.	9,026	164,002
Steiner Leisure Ltd. *	8,412	427,246
Stewart Enterprises, Inc., Class A	42,133	547,729

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Strayer Education, Inc. (a)	7,150	382,454
Texas Roadhouse, Inc.	36,786	869,989
The Cheesecake Factory, Inc.	31,439	1,255,045
The Marcus Corp.	13,722	176,328
The Wendy’s Co.	180,457	1,073,719
Town Sports International Holdings, Inc.	14,222	156,726
Universal Technical Institute, Inc.	15,628	184,098
Vail Resorts, Inc.	23,152	1,482,886
Weight Watchers International, Inc.	17,217	789,400
WMS Industries, Inc. *	35,022	887,808

		50,778,454

Diversified Financials 2.6%
Arlington Asset Investment Corp., Class A	8,741	238,280
Artisan Partners Asset Management, Inc. *	7,111	332,297
BGC Partners, Inc., Class A	68,225	375,920
Cash America International, Inc.	18,393	877,530
CBOE Holdings, Inc.	55,767	2,238,487
Cohen & Steers, Inc. (a)	11,384	429,632
Cowen Group, Inc., Class A *	48,656	150,347
Credit Acceptance Corp. *	6,805	774,817
DFC Global Corp. *	27,268	406,293
Diamond Hill Investment Group, Inc.	1,176	96,185
E*TRADE Financial Corp. *	179,539	2,088,038
Encore Capital Group, Inc. *(a)	13,634	486,325
Evercore Partners, Inc., Class A	18,112	719,409
EZCORP, Inc., Class A *	31,139	595,689
Federated Investors, Inc., Class B (a)	58,174	1,609,675
Financial Engines, Inc.	26,750	1,153,460
First Cash Financial Services, Inc. *	17,217	926,447
FXCM, Inc., Class A	15,986	221,726
GAMCO Investors, Inc., Class A	3,055	162,984
GFI Group, Inc.	47,154	191,917
Green Dot Corp., Class A *	14,461	259,864
Greenhill & Co., Inc.	15,398	766,974
HFF, Inc., Class A	20,690	389,179
ICG Group, Inc. *	23,225	258,030
Interactive Brokers Group, Inc., Class A	25,968	409,515
INTL FCStone, Inc. *	9,838	174,624
Investment Technology Group, Inc. *	24,128	333,208
Janus Capital Group, Inc.	122,283	1,072,422
Knight Capital Group, Inc., Class A *	164,135	595,810
Ladenburg Thalmann Financial Services, Inc. *	54,745	86,497
MarketAxess Holdings, Inc.	23,740	1,029,366
Marlin Business Services Corp.	5,935	138,760
Medallion Financial Corp.	11,870	176,388
Nelnet, Inc., Class A	15,986	624,413
Netspend Holdings, Inc. *	20,987	336,002
NewStar Financial, Inc. *	13,110	167,808
Oppenheimer Holdings, Inc., Class A	7,364	146,249
PHH Corp. *	36,198	729,752
PICO Holdings, Inc. *	14,421	325,770
Piper Jaffray Cos., Inc. *	10,322	368,599
Portfolio Recovery Associates, Inc. *	10,639	1,620,000
Pzena Investment Management, Inc., Class A	13,047	88,459
Safeguard Scientifics, Inc. *	13,046	205,866
Stifel Financial Corp. *	36,198	1,302,766
Virtus Investment Partners, Inc. *	3,660	848,608
Waddell & Reed Financial, Inc., Class A	54,591	2,513,370
Walter Investment Management Corp. *	20,745	755,325
Westwood Holdings Group, Inc.	4,919	210,238
WisdomTree Investments, Inc. *	38,247	475,793
World Acceptance Corp. *	7,699	711,080

		31,196,193

Energy 5.8%
Alon USA Energy, Inc.	8,530	156,184
Alpha Natural Resources, Inc. *	140,676	939,716
Amyris, Inc. *(a)	28,444	85,048
Apco Oil & Gas International, Inc. *	12,502	153,525
Approach Resources, Inc. *	21,333	537,378
Arch Coal, Inc. (a)	135,329	698,298
Atwood Oceanics, Inc. *	35,610	1,869,881
Basic Energy Services, Inc. *	17,217	229,847
Berry Petroleum Co., Class A	28,444	1,231,910
Bill Barrett Corp. *(a)	28,444	641,981
Bonanza Creek Energy, Inc. *	15,542	577,385
BPZ Resources, Inc. *(a)	76,319	147,296
Bristow Group, Inc.	23,152	1,455,103
C&J Energy Services, Inc. *	26,680	496,248
CARBO Ceramics, Inc. (a)	12,458	820,982
Carrizo Oil & Gas, Inc. *	23,152	594,080
Clayton Williams Energy, Inc. *	3,648	159,162
Clean Energy Fuels Corp. *(a)	42,133	559,105
Cloud Peak Energy, Inc. *	39,138	751,450
Comstock Resources, Inc.	28,656	462,221
Contango Oil & Gas Co.	8,622	301,598
Crosstex Energy, Inc.	26,285	500,729
Delek US Holdings, Inc.	21,639	779,653
Diamondback Energy, Inc. *	19,368	654,057
Dril-Quip, Inc. *	23,152	2,094,098
Endeavour International Corp. *(a)	29,923	97,549
Energen Corp.	45,073	2,442,506
EPL Oil & Gas, Inc. *	21,921	667,494
Era Group, Inc. *	13,718	353,376
Evolution Petroleum Corp. *	12,458	132,179
EXCO Resources, Inc.	93,196	757,683
Exterran Holdings, Inc. *	39,726	1,148,876
Forest Oil Corp. *	75,979	345,704
Forum Energy Technologies, Inc. *(a)	12,001	356,310
Geospace Technologies Corp. *	7,699	668,735
Goodrich Petroleum Corp. *	19,139	240,386
Green Plains Renewable Energy, Inc. *	14,934	237,003
Gulf Island Fabrication, Inc.	9,842	203,040
Gulfmark Offshore, Inc., Class A	15,398	706,152

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gulfport Energy Corp. *	43,309	2,065,406
Halcon Resources Corp. *(a)	68,868	363,623
Harvest Natural Resources, Inc. *	26,220	76,038
Helix Energy Solutions Group, Inc. *	61,114	1,458,180
Hercules Offshore, Inc. *	101,483	701,248
Hornbeck Offshore Services, Inc. *	20,157	1,048,567
ION Geophysical Corp. *	76,567	489,263
Isramco, Inc. *	683	66,763
Key Energy Services, Inc. *	97,955	634,748
KiOR, Inc., Class A *(a)	5,598	25,919
Kodiak Oil & Gas Corp. *	168,587	1,480,194
Laredo Petroleum Holdings, Inc. *	16,205	313,729
Lufkin Industries, Inc.	21,333	1,882,851
Magnum Hunter Resources Corp. *(a)	110,749	379,869
Matador Resources Co. *	28,099	280,428
Matrix Service Co. *	18,121	298,815
McDermott International, Inc. *	150,782	1,439,968
McMoRan Exploration Co. *	60,526	1,006,547
Midstates Petroleum Co., Inc. *	21,124	144,277
Natural Gas Services Group, Inc. *	8,287	186,292
Newpark Resources, Inc. *	55,179	615,246
Northern Oil and Gas, Inc. *	37,374	492,216
Panhandle Oil and Gas, Inc., Class A	4,704	137,357
Parker Drilling Co. *	74,803	333,621
Patterson-UTI Energy, Inc.	91,377	1,919,831
PBF Energy, Inc. (a)	13,910	405,755
PDC Energy, Inc. *	18,393	941,538
Penn Virginia Corp. *	38,200	178,012
PetroQuest Energy, Inc. *	39,385	180,383
PHI, Inc. *	8,622	301,942
Pioneer Energy Services Corp. *	43,412	303,016
Quicksilver Resources, Inc. *	85,197	189,137
Rentech, Inc.	142,440	313,368
Resolute Energy Corp. *	38,980	328,212
Rex Energy Corp. *	27,897	463,369
RigNet, Inc. *	5,292	131,982
Rosetta Resources, Inc. *	37,931	1,777,447
RPC, Inc. (a)	42,133	530,454
Sanchez Energy Corp. *(a)	7,775	170,039
SandRidge Energy, Inc. *(a)	224,409	1,160,195
SEACOR Holdings, Inc.	11,870	911,497
SemGroup Corp., Class A	26,680	1,395,898
Solazyme, Inc. *(a)	24,445	301,162
Stone Energy Corp. *	31,439	707,692
Swift Energy Co. *	27,289	370,039
Synergy Resources Corp. *	26,680	180,624
Targa Resources Corp.	18,393	1,184,877
Teekay Corp.	22,509	869,748
Tesco Corp. *	21,732	277,300
TETRA Technologies, Inc. *	49,875	519,199
Tidewater, Inc.	31,439	1,731,975
Ultra Petroleum Corp. *(a)	97,955	2,231,415
Unit Corp. *	27,856	1,258,256
VAALCO Energy, Inc. *	40,048	245,094
W&T Offshore, Inc.	24,396	359,597
Western Refining, Inc.	34,241	1,142,622
Willbros Group, Inc. *	34,769	233,995
World Fuel Services Corp.	46,304	1,885,962
WPX Energy, Inc. *	128,218	2,469,479

		68,746,204

Food & Staples Retailing 1.0%
Arden Group, Inc., Class A	777	82,797
Casey’s General Stores, Inc.	24,328	1,478,169
Fairway Group Holdings Corp. *	8,535	186,234
Harris Teeter Supermarkets, Inc.	31,439	1,477,633
Ingles Markets, Inc., Class A	8,875	195,428
Nash Finch Co.	8,654	188,051
Natural Grocers by Vitamin Cottage, Inc. *	4,987	141,381
PriceSmart, Inc.	11,870	1,002,184
Rite Aid Corp. *	455,929	1,340,431
Roundy’s, Inc. (a)	19,140	145,273
Spartan Stores, Inc.	14,222	252,725
SUPERVALU, Inc. *(a)	127,405	823,036
Susser Holdings Corp. *	10,639	503,650
The Andersons, Inc.	11,227	571,903
The Chefs’ Warehouse, Inc. *	7,404	139,788
The Fresh Market, Inc. *	26,092	1,292,598
The Pantry, Inc. *	16,154	202,087
United Natural Foods, Inc. *	31,439	1,663,752
Village Super Market, Inc., Class A	3,528	131,947
Weis Markets, Inc.	7,111	290,911

		12,109,978

Food, Beverage & Tobacco 1.9%
Alico, Inc.	1,767	81,547
Alliance One International, Inc. *	52,239	190,150
Annie’s, Inc. *	9,096	353,925
B&G Foods, Inc.	33,791	972,505
Boulder Brands, Inc. *	38,550	404,389
Cal-Maine Foods, Inc.	8,875	397,067
Calavo Growers, Inc.	8,622	256,160
Chiquita Brands International, Inc. *	32,624	329,502
Coca-Cola Bottling Co. Consolidated	3,139	187,681
Darling International, Inc. *	75,391	1,478,418
Dean Foods Co. *	119,288	1,251,331
Diamond Foods, Inc. *(a)	15,219	236,047
Dole Food Co., Inc. *	23,740	224,818
Fresh Del Monte Produce, Inc.	24,328	651,261
J&J Snack Foods Corp.	9,463	718,242
Lancaster Colony Corp.	12,458	1,027,411
Limoneira Co.	5,527	107,390
National Beverage Corp.	7,202	118,329
Pilgrim’s Pride Corp. *	37,962	454,026
Pinnacle Foods, Inc. *	15,870	389,767
Post Holdings, Inc. *	20,745	875,232
Sanderson Farms, Inc.	11,870	818,080
Seaboard Corp.	171	471,153
Seneca Foods Corp., Class A *	5,527	176,588
Smithfield Foods, Inc. *	80,095	2,638,329
Snyders-Lance, Inc.	30,851	799,658
The Boston Beer Co., Inc., Class A *	5,292	808,829
The Hain Celestial Group, Inc. *	29,675	1,976,948
Tootsie Roll Industries, Inc. (a)	13,634	428,380

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TreeHouse Foods, Inc. *	23,152	1,515,993
Universal Corp.	14,810	868,310
Vector Group Ltd. (a)	36,786	590,415
WhiteWave Foods Co., Class A *(a)	44,695	779,483
WhiteWave Foods Co., Class B *	43,396	717,770

		23,295,134

Health Care Equipment & Services 5.7%
Abaxis, Inc.	13,046	574,154
ABIOMED, Inc. *	19,569	422,103
Acadia Healthcare Co., Inc. *	21,333	712,309
Accretive Health, Inc. *	34,045	387,432
Accuray, Inc. *(a)	42,425	227,822
Air Methods Corp.	22,509	842,737
Alere, Inc. *	48,656	1,244,621
Align Technology, Inc. *	46,304	1,655,368
Allscripts Healthcare Solutions, Inc. *	110,413	1,529,220
Amedisys, Inc. *	20,814	256,428
AMN Healthcare Services, Inc. *	30,597	409,694
AmSurg Corp. *	20,745	737,070
Analogic Corp.	7,699	611,994
AngioDynamics, Inc. *	24,333	264,743
Antares Pharma, Inc. *(a)	72,984	296,315
ArthroCare Corp. *	17,805	604,124
athenahealth, Inc. *	23,152	1,957,502
Atrion Corp.	916	201,960
Bio-Reference Labs, Inc. *(a)	15,398	475,028
BioScrip, Inc. *	36,198	506,048
Brookdale Senior Living, Inc. *	62,878	1,782,591
Cantel Medical Corp.	14,326	487,657
Capital Senior Living Corp. *	17,217	451,946
Cardiovascular Systems, Inc. *	12,458	256,012
Centene Corp. *	33,203	1,643,549
Chemed Corp.	11,870	831,137
Computer Programs & Systems, Inc.	7,160	358,573
Conceptus, Inc. *	20,186	625,362
CONMED Corp.	15,986	526,419
CorVel Corp. *	3,783	196,451
Cyberonics, Inc. *	14,222	678,532
Cynosure, Inc., Class A *	6,523	162,488
Dexcom, Inc. *	44,485	926,623
Emeritus Corp. *	23,317	592,718
Endologix, Inc. *	33,203	446,248
Exactech, Inc. *	5,292	96,314
ExamWorks Group, Inc. *	17,421	325,076
Five Star Quality Care, Inc. *	29,172	149,652
GenMark Diagnostics, Inc. *	16,574	246,953
Gentiva Health Services, Inc. *	14,810	157,875
Globus Medical, Inc., Class A *(a)	5,527	80,694
Greatbatch, Inc. *	13,634	439,151
Greenway Medical Technologies *(a)	10,161	121,932
Haemonetics Corp. *	31,439	1,297,802
Hanger, Inc. *	21,921	699,499
Health Management Associates, Inc., Class A *	165,004	2,275,405
Health Net, Inc. *	51,008	1,625,625
HEALTHSOUTH Corp. *	56,006	1,640,416
HealthStream, Inc. *	13,718	367,368
Healthways, Inc. *	23,788	319,949
Hill-Rom Holdings, Inc.	38,550	1,392,812
HMS Holdings Corp. *	55,767	1,388,598
ICU Medical, Inc. *	7,111	507,654
Insulet Corp. *	33,791	1,008,999
Integra LifeSciences Holdings Corp. *	13,046	494,313
Invacare Corp.	19,908	308,574
IPC The Hospitalist Co. *	10,584	516,076
Kindred Healthcare, Inc. *	33,918	457,893
Landauer, Inc.	6,565	349,127
LHC Group, Inc. *	9,711	213,545
LifePoint Hospitals, Inc. *	28,444	1,414,520
Magellan Health Services, Inc. *	17,217	938,327
MAKO Surgical Corp. *(a)	28,620	353,743
Masimo Corp.	33,791	731,575
MedAssets, Inc. *	32,929	540,036
Medidata Solutions, Inc. *	14,222	981,602
Merge Healthcare, Inc. *	41,626	137,366
Meridian Bioscience, Inc.	26,680	576,555
Merit Medical Systems, Inc. *	27,491	271,336
Molina Healthcare, Inc. *	18,393	695,255
MWI Veterinary Supply, Inc. *	7,699	935,506
National Healthcare Corp.	5,426	257,681
National Research Corp., Class A *	1,755	28,694
National Research Corp., Class B	2,205	75,218
Natus Medical, Inc. *	20,516	289,070
Navidea Biopharmaceuticals, Inc. *(a)	74,398	180,043
Neogen Corp. *	14,222	774,672
NuVasive, Inc. *	27,856	605,032
NxStage Medical, Inc. *	33,791	471,384
Omnicell, Inc. *	21,059	381,800
OraSure Technologies, Inc. *	38,777	169,843
Orthofix International N.V. *	13,277	366,976
Owens & Minor, Inc.	40,369	1,379,812
PharMerica Corp. *	20,891	326,109
PhotoMedex, Inc. *(a)	7,699	125,571
Providence Service Corp. *	8,287	218,445
Quality Systems, Inc.	25,355	453,347
Quidel Corp. *	18,393	439,777
RTI Biologics, Inc. *	38,826	157,245
Select Medical Holdings Corp.	27,491	217,179
Spectranetics Corp. *	21,921	409,923
STERIS Corp.	37,374	1,694,537
SurModics, Inc. *	7,959	188,947
Symmetry Medical, Inc. *	25,225	235,349
Team Health Holdings, Inc. *	21,921	856,453
Teleflex, Inc.	26,092	2,043,786
The Ensign Group, Inc.	11,204	404,128
Thoratec Corp. *	36,786	1,146,620
Triple-S Management Corp., Class B *	12,656	267,928
Universal American Corp.	23,788	216,947
US Physical Therapy, Inc.	7,699	216,342
Vanguard Health Systems, Inc. *	22,517	299,926
Vascular Solutions, Inc. *	8,875	134,634
VCA Antech, Inc. *	56,355	1,440,434
Vocera Communications, Inc. *	3,867	57,077
Volcano Corp. *	34,434	657,689
WellCare Health Plans, Inc. *	26,680	1,391,095

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Pharmaceutical Services, Inc.	21,921	1,502,685
Wright Medical Group, Inc. *	27,863	697,411

		68,719,910

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	28,099	213,271
Elizabeth Arden, Inc. *	16,574	780,635
Harbinger Group, Inc. *	6,662	57,427
Inter Parfums, Inc.	10,422	312,452
Lifevantage Corp. *	78,407	172,495
Medifast, Inc. *	9,296	267,818
Nature’s Sunshine Products, Inc.	5,935	91,280
Nu Skin Enterprises, Inc., Class A	33,791	1,986,911
Prestige Brands Holdings, Inc. *	32,615	958,555
Revlon, Inc., Class A *	5,292	105,311
Spectrum Brands Holdings, Inc.	14,810	892,895
Star Scientific, Inc. *(a)	83,678	124,680
USANA Health Sciences, Inc. *(a)	4,311	302,158
WD-40 Co.	9,463	513,273

		6,779,161

Insurance 3.6%
Allied World Assurance Co. Holdings AG	22,509	2,012,530
American Equity Investment Life Holding Co.	40,369	653,978
American National Insurance Co.	4,704	469,836
AMERISAFE, Inc.	11,870	402,749
AmTrust Financial Services, Inc. (a)	17,217	568,678
Argo Group International Holdings Ltd.	17,585	696,538
Aspen Insurance Holdings Ltd.	44,485	1,634,379
Assurant, Inc.	50,420	2,507,891
Assured Guaranty Ltd.	124,047	2,805,943
Baldwin & Lyons, Inc., Class B	5,292	125,367
Citizens, Inc. *	31,241	189,945
CNO Financial Group, Inc.	141,264	1,743,198
Crawford & Co., Class B	18,444	125,419
Donegal Group, Inc., Class A	6,566	97,177
eHealth, Inc. *	13,718	337,737
EMC Insurance Group, Inc.	3,571	99,024
Employers Holdings, Inc.	19,569	484,137
Endurance Specialty Holdings Ltd.	26,680	1,342,804
Enstar Group Ltd. *	5,292	668,221
FBL Financial Group, Inc., Class A	7,111	292,191
First American Financial Corp.	68,868	1,644,568
Global Indemnity plc *	7,351	166,574
Greenlight Capital Re Ltd., Class A *	18,981	459,150
Hilltop Holdings, Inc. *	26,804	428,864
Horace Mann Educators Corp.	24,916	605,459
Infinity Property & Casualty Corp.	7,111	410,660
Kansas City Life Insurance Co.	2,632	99,700
Kemper Corp.	35,022	1,195,651
Maiden Holdings Ltd.	33,203	354,608
MBIA, Inc. *	90,789	1,293,743
Meadowbrook Insurance Group, Inc.	31,802	255,052
Mercury General Corp.	23,152	1,036,747
Montpelier Re Holdings Ltd.	35,610	889,894
National Financial Partners Corp. *	25,504	642,956
National Interstate Corp.	11,646	337,850
National Western Life Insurance Co., Class A	1,176	230,484
Old Republic International Corp.	154,310	2,100,159
OneBeacon Insurance Group Ltd., Class A	14,222	202,237
Platinum Underwriters Holdings Ltd.	20,745	1,184,539
Primerica, Inc.	29,675	1,045,153
ProAssurance Corp.	39,138	1,964,728
Protective Life Corp.	50,420	1,950,246
RLI Corp.	10,639	798,776
Safety Insurance Group, Inc.	8,622	451,448
Selective Insurance Group, Inc.	35,610	845,025
StanCorp Financial Group, Inc.	28,444	1,292,211
State Auto Financial Corp.	9,753	178,090
Stewart Information Services Corp.	11,870	328,680
Symetra Financial Corp.	46,304	646,404
The Hanover Insurance Group, Inc.	28,444	1,428,742
The Navigators Group, Inc. *	6,523	380,421
Tower Group International Ltd.	25,092	485,028
United Fire Group, Inc.	14,222	381,861

		42,973,450

Materials 5.8%
A. Schulman, Inc.	18,981	548,551
A.M. Castle & Co. *(a)	10,880	192,576
ADA-ES, Inc. *	5,935	221,672
AEP Industries, Inc. *	2,352	196,345
AK Steel Holding Corp. *(a)	90,962	315,638
Allegheny Technologies, Inc.	68,868	1,898,691
Allied Nevada Gold Corp. *	52,239	403,285
AMCOL International Corp.	15,986	511,072
American Vanguard Corp.	16,205	493,604
AptarGroup, Inc.	41,545	2,356,432
Balchem Corp.	18,981	911,278
Berry Plastics Group, Inc. *	35,210	739,762
Boise Cascade Co. *	7,554	227,073
Boise, Inc.	58,174	468,882
Buckeye Technologies, Inc.	24,916	928,619
Cabot Corp.	38,550	1,578,237
Calgon Carbon Corp. *	34,434	621,878
Carpenter Technology Corp.	28,444	1,369,863
Century Aluminum Co. *	35,682	353,609
Chemtura Corp. *	62,290	1,428,310
Clearwater Paper Corp. *	14,810	708,362
Coeur Mining, Inc. *	64,802	919,540
Commercial Metals Co.	74,803	1,153,462
Compass Minerals International, Inc.	21,333	1,861,518
Cytec Industries, Inc.	26,617	1,902,317
Deltic Timber Corp.	6,907	435,832
Domtar Corp.	21,921	1,588,615
Eagle Materials, Inc.	29,087	2,145,166
Ferro Corp. *	55,179	378,528
Flotek Industries, Inc. *	25,504	443,515
FutureFuel Corp.	9,728	135,997
General Moly, Inc. *(a)	37,694	81,042
Globe Specialty Metals, Inc.	40,369	495,328

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Graphic Packaging Holding Co. *	117,768	905,636
Greif, Inc., Class A	19,569	1,019,545
H.B. Fuller Co.	32,027	1,331,362
Hawkins, Inc.	5,935	236,688
Haynes International, Inc.	7,699	376,789
Headwaters, Inc. *	46,892	497,524
Hecla Mining Co.	184,040	704,873
Horsehead Holding Corp. *	30,531	351,412
Innophos Holdings, Inc.	13,046	659,867
Intrepid Potash, Inc.	34,434	646,671
Kaiser Aluminum Corp.	10,639	674,938
KapStone Paper and Packaging Corp.	24,837	720,521
Koppers Holdings, Inc.	13,046	537,104
Kraton Performance Polymers, Inc. *	20,745	430,251
Kronos Worldwide, Inc. (a)	14,223	240,511
Landec Corp. *	16,574	232,699
Louisiana-Pacific Corp. *	89,613	1,574,500
LSB Industries, Inc. *	12,768	431,175
Materion Corp.	11,870	353,726
McEwen Mining, Inc. *(a)	167,405	426,883
Minerals Technologies, Inc.	22,509	958,883
Molycorp, Inc. *(a)	78,331	514,635
Myers Industries, Inc.	21,136	310,911
Neenah Paper, Inc.	10,446	328,109
NewMarket Corp.	6,523	1,788,868
Noranda Aluminum Holding Corp.	46,956	189,702
Olin Corp.	51,651	1,287,659
OM Group, Inc. *	20,745	608,658
Omnova Solutions, Inc. *	32,289	239,262
P.H. Glatfelter Co.	27,268	674,338
PolyOne Corp.	63,520	1,631,829
Quaker Chemical Corp.	7,699	498,818
Resolute Forest Products *	61,702	939,105
RTI International Metals, Inc. *	19,569	567,697
Schnitzer Steel Industries, Inc., Class A	14,810	365,807
Schweitzer-Mauduit International, Inc.	20,157	968,745
Sensient Technologies Corp.	32,027	1,321,754
Silgan Holdings, Inc.	29,087	1,360,399
Sonoco Products Co.	64,697	2,265,689
Steel Dynamics, Inc.	141,264	2,166,990
Stepan Co.	11,454	618,860
Stillwater Mining Co. *	75,391	903,938
SunCoke Energy, Inc. *	44,485	689,518
Taminco Corp. *	9,862	185,899
Texas Industries, Inc. *(a)	13,046	931,615
The Scotts Miracle-Gro Co., Class A (a)	24,916	1,177,779
Tredegar Corp.	16,044	400,458
Tronox Ltd., Class A	14,810	341,815
United States Lime & Minerals, Inc. *	1,475	73,558
United States Steel Corp. (a)	92,020	1,627,834
Universal Stainless & Alloy Products, Inc. *	4,116	130,436
US Silica Holdings, Inc. (a)	10,466	231,194
Walter Energy, Inc.	40,369	688,695
Wausau Paper Corp.	30,853	360,363
Worthington Industries, Inc.	33,791	1,161,735
Zep, Inc.	15,630	259,145
Zoltek Cos., Inc. *(a)	19,661	251,268

		69,389,242

Media 1.7%
Arbitron, Inc.	17,003	797,611
Belo Corp., Class A	59,350	665,907
Carmike Cinemas, Inc. *	11,227	198,942
Central European Media Enterprises Ltd., Class A *	21,333	71,252
Cinemark Holdings, Inc.	65,285	1,915,462
Clear Channel Outdoor Holdings, Inc., Class A *	26,828	229,916
Crown Media Holdings, Inc., Class A *	23,299	47,763
Cumulus Media, Inc. *	47,104	174,756
Digital Generation, Inc. *(a)	16,858	117,837
DreamWorks Animation SKG, Inc., Class A *	45,661	1,001,802
E.W. Scripps Co., Class A *	19,372	264,428
Entercom Communications Corp., Class A *	13,285	123,285
Fisher Communications, Inc.	4,180	171,840
Gray Television, Inc. *	29,675	176,566
Harte-Hanks, Inc.	27,534	246,154
Hemisphere Media Group, Inc. *(a)	1,418	20,150
John Wiley & Sons, Inc., Class A	29,675	1,178,098
Journal Communications, Inc., Class A *	23,418	155,027
LIN TV Corp., Class A *	19,673	238,633
Live Nation Entertainment, Inc. *	90,789	1,235,638
Loral Space & Communications, Inc.	8,473	510,244
Meredith Corp. (a)	21,333	874,226
Morningstar, Inc.	14,222	978,189
National CineMedia, Inc.	36,909	613,059
Nexstar Broadcasting Group, Inc., Class A	19,432	544,096
ReachLocal, Inc. *	6,559	91,170
Regal Entertainment Group, Class A (a)	46,892	829,988
Rentrak Corp. *	7,111	164,549
Saga Communications, Inc., Class A	2,940	135,387
Scholastic Corp.	16,851	509,574
Sinclair Broadcast Group, Inc., Class A	42,517	1,149,235
Starz - Liberty Capital *	71,808	1,657,329
The McClatchy Co., Class A *(a)	42,796	106,990
The New York Times Co., Class A *	77,743	821,744
The Washington Post Co., Class B	2,775	1,296,563
Valassis Communications, Inc.	24,916	647,567
World Wrestling Entertainment, Inc., Class A	19,261	187,602

		20,148,579

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
ACADIA Pharmaceuticals, Inc. *	41,707	586,818
Achillion Pharmaceuticals, Inc. *	42,738	356,435

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acorda Therapeutics, Inc. *	23,740	794,103
Aegerion Pharmaceuticals, Inc. *	8,287	603,542
Affymax, Inc. *(a)	25,077	51,909
Affymetrix, Inc. *(a)	44,492	166,845
Akorn, Inc. *	43,428	631,009
Alkermes plc *	84,364	2,636,375
Alnylam Pharmaceuticals, Inc. *	31,439	962,977
AMAG Pharmaceuticals, Inc. *	14,812	274,022
Arena Pharmaceuticals, Inc. *(a)	138,912	1,227,982
ARIAD Pharmaceuticals, Inc. *	116,348	2,133,822
Array BioPharma, Inc. *	78,670	459,433
Astex Pharmaceuticals *	55,179	267,618
Auxilium Pharmaceuticals, Inc. *	31,391	468,354
AVANIR Pharmaceuticals, Inc. *(a)	95,849	318,219
AVEO Pharmaceuticals, Inc. *	23,152	59,269
Bio-Rad Laboratories, Inc., Class A *	12,458	1,416,225
Biotime, Inc. *(a)	18,393	87,367
Bruker Corp. *	57,586	951,897
Cadence Pharmaceuticals, Inc. *	38,114	253,458
Cambrex Corp. *	19,569	269,269
Celldex Therapeutics, Inc. *	49,832	637,351
Cepheid, Inc. *	41,545	1,444,104
Charles River Laboratories International, Inc. *	30,851	1,336,157
ChemoCentryx, Inc. *	11,551	156,054
Chimerix, Inc. *	3,260	70,090
Clovis Oncology, Inc. *	10,446	382,115
Cubist Pharmaceuticals, Inc. *	40,369	2,218,277
Curis, Inc. *(a)	54,141	203,029
Dendreon Corp. *(a)	100,307	401,228
Depomed, Inc. *	38,860	223,834
Dyax Corp. *	69,801	219,175
Dynavax Technologies Corp. *	123,483	322,291
Emergent Biosolutions, Inc. *	17,537	249,025
Enanta Pharmaceuticals, Inc. *	1,770	34,480
Endocyte, Inc. *	18,572	254,251
Exact Sciences Corp. *	40,594	456,277
Exelixis, Inc. *(a)	117,524	568,816
Fluidigm Corp. *	13,634	232,323
Furiex Pharmaceuticals, Inc. *	3,528	130,430
Genomic Health, Inc. *	12,502	456,073
GTx, Inc. *	15,398	91,002
Halozyme Therapeutics, Inc. *	54,488	385,230
Hi-Tech Pharmacal Co., Inc.	7,475	238,901
Hyperion Therapeutics, Inc. *	5,292	106,210
Idenix Pharmaceuticals, Inc. *(a)	63,171	299,431
ImmunoGen, Inc. *	54,003	992,035
Impax Laboratories, Inc. *	41,373	784,018
Incyte Corp. *(a)	85,442	1,894,249
Infinity Pharmaceuticals, Inc. *	26,410	711,750
Intercept Pharmaceuticals, Inc. *	3,351	112,057
InterMune, Inc. *	50,420	498,150
Ironwood Pharmaceuticals, Inc. *(a)	52,827	705,240
Isis Pharmaceuticals, Inc. *	70,976	1,536,630
Jazz Pharmaceuticals plc *	31,765	2,159,067
Keryx Biopharmaceuticals, Inc. *(a)	51,008	408,574
KYTHERA Biopharmaceuticals, Inc. *	2,766	59,165
Lexicon Pharmaceuticals, Inc. *	329,475	787,445
Ligand Pharmaceuticals, Inc., Class B *	13,046	390,206
Luminex Corp. *	24,159	465,544
MannKind Corp. *(a)	98,588	657,582
Merrimack Pharmaceuticals, Inc. *	9,230	51,134
MiMedx Group, Inc. *(a)	45,047	324,338
Momenta Pharmaceuticals, Inc. *	26,092	343,371
Myriad Genetics, Inc. *	49,832	1,599,607
Nektar Therapeutics *	74,160	702,295
Neurocrine Biosciences, Inc. *	38,055	492,051
NewLink Genetics Corp. *(a)	10,051	163,932
Novavax, Inc. *	91,121	174,041
NPS Pharmaceuticals, Inc. *	55,467	873,605
Opko Health, Inc. *(a)	89,079	588,812
Optimer Pharmaceuticals, Inc. *(a)	30,288	450,685
Orexigen Therapeutics, Inc. *	45,661	289,034
Osiris Therapeutics, Inc. *	10,446	117,413
Pacira Pharmaceuticals, Inc. *	13,208	386,994
PAREXEL International Corp. *	35,610	1,627,021
PDL BioPharma, Inc. (a)	90,201	744,158
Peregrine Pharmaceuticals, Inc. *(a)	77,155	127,306
Pernix Therapeutics Holdings *	7,111	25,671
Puma Biotechnology, Inc. *	5,319	207,069
Questcor Pharmaceuticals, Inc. (a)	37,374	1,277,070
Raptor Pharmaceutical Corp. *	34,434	261,354
Receptos, Inc. *	3,254	51,641
Rigel Pharmaceuticals, Inc. *	60,285	278,517
Sagent Pharmaceuticals, Inc. *	8,307	149,609
Salix Pharmaceuticals Ltd. *	33,203	2,014,426
Sangamo BioSciences, Inc. *(a)	36,898	295,184
Santarus, Inc. *	31,842	709,121
Sarepta Therapeutics, Inc. *(a)	18,988	671,226
Sciclone Pharmaceuticals, Inc. *	33,203	159,706
Sequenom, Inc. *(a)	80,326	332,550
Spectrum Pharmaceuticals, Inc. (a)	35,682	292,949
Sunesis Pharmaceuticals, Inc. *(a)	19,569	105,477
Supernus Pharmaceuticals, Inc. *(a)	7,699	53,200
Synageva BioPharma Corp. *	6,135	252,885
Synergy Pharmaceuticals, Inc. *(a)	44,768	228,317
Synta Pharmaceuticals Corp. *(a)	26,680	196,898
Techne Corp.	21,921	1,457,966
TESARO, Inc. *	7,868	269,164
The Medicines Co. *	34,434	1,109,119
TherapeuticsMD, Inc. *	18,706	52,190
Theravance, Inc. *	41,545	1,455,737
Threshold Pharmaceuticals, Inc. *	26,220	149,978
Trius Therapeutics, Inc. *	10,051	77,091
United Therapeutics Corp. *	29,675	1,972,497
Vical, Inc. *	42,721	149,524
ViroPharma, Inc. *	41,545	1,142,488
VIVUS, Inc. *(a)	64,109	942,402
XenoPort, Inc. *	29,923	164,577
XOMA Corp. *	54,003	226,813
ZIOPHARM Oncology, Inc. *(a)	55,201	120,890

		64,163,917

Real Estate 9.2%
Acadia Realty Trust	34,100	883,872

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AG Mortgage Investment Trust, Inc.	17,217	394,097
Agree Realty Corp.	7,419	247,275
Alexander & Baldwin, Inc. *	27,268	962,288
Alexander’s, Inc.	1,333	405,752
American Assets Trust, Inc.	21,333	686,923
American Capital Mortgage Investment Corp.	36,198	762,692
American Residential Properties, Inc. *(a)	8,744	172,344
AmREIT, Inc., Class B	2,516	50,018
Anworth Mortgage Asset Corp.	90,789	511,142
Apollo Commercial Real Estate Finance, Inc.	21,333	355,621
Apollo Residential Mortgage, Inc.	19,707	375,615
ARMOUR Residential REIT, Inc.	239,807	1,237,404
Ashford Hospitality Trust	39,566	522,667
Associated Estates Realty Corp.	31,575	518,777
Aviv REIT, Inc.	8,415	218,117
BioMed Realty Trust, Inc.	117,372	2,456,596
Brandywine Realty Trust	97,950	1,386,972
Campus Crest Communities, Inc.	37,392	473,009
CapLease, Inc.	46,968	404,864
Capstead Mortgage Corp.	63,521	780,038
Cedar Realty Trust, Inc.	38,132	219,259
Chesapeake Lodging Trust	30,851	695,690
Chimera Investment Corp.	657,774	2,006,211
Colonial Properties Trust	53,415	1,181,006
Colony Financial, Inc.	38,108	844,092
CommonWealth REIT	75,391	1,540,992
Coresite Realty Corp.	14,326	460,151
Corporate Office Properties Trust	54,501	1,451,362
Cousins Properties, Inc.	65,636	677,363
CubeSmart	77,743	1,216,678
CyrusOne, Inc.	11,076	240,128
CYS Investments, Inc.	112,177	1,153,180
DCT Industrial Trust, Inc.	179,281	1,323,094
DiamondRock Hospitality Co.	125,811	1,196,463
Douglas Emmett, Inc.	84,266	2,147,940
DuPont Fabros Technology, Inc.	42,187	1,022,191
EastGroup Properties, Inc.	18,981	1,115,513
Education Realty Trust, Inc.	72,396	757,262
EPR Properties	29,087	1,524,740
Equity Lifestyle Properties, Inc.	24,916	1,922,768
Equity One, Inc.	39,726	926,808
Excel Trust, Inc.	28,527	381,121
FelCor Lodging Trust, Inc. *	70,284	432,949
First Industrial Realty Trust, Inc.	61,957	1,046,454
First Potomac Realty Trust	32,571	445,571
Forest City Enterprises, Inc., Class A *	90,201	1,692,171
Forestar Group, Inc. *	22,217	512,546
Franklin Street Properties Corp.	54,159	737,646
Getty Realty Corp.	16,988	356,068
Glimcher Realty Trust	91,377	1,067,283
Government Properties Income Trust	33,896	824,012
Hatteras Financial Corp.	63,521	1,640,112
Healthcare Realty Trust, Inc.	56,943	1,515,253
Healthcare Trust of America, Inc.	34,127	392,119
Hersha Hospitality Trust	110,336	631,122
Highwoods Properties, Inc.	51,651	1,881,129
Home Properties, Inc.	32,027	1,946,281
Hospitality Properties Trust	87,570	2,555,293
Hudson Pacific Properties, Inc.	27,268	588,716
Inland Real Estate Corp.	49,913	512,606
Invesco Mortgage Capital, Inc.	84,266	1,571,561
Investors Real Estate Trust	59,938	539,442
iStar Financial, Inc. *(a)	46,892	558,484
Kennedy-Wilson Holdings, Inc.	28,707	492,612
Kite Realty Group Trust	50,669	307,561
LaSalle Hotel Properties	61,114	1,613,410
Lexington Realty Trust	113,551	1,429,607
LTC Properties, Inc.	21,737	904,477
Mack-Cali Realty Corp.	53,415	1,415,497
Medical Properties Trust, Inc.	95,845	1,422,340
MFA Financial, Inc.	229,756	2,017,258
Mid-America Apartment Communities, Inc.	26,092	1,773,473
Monmouth Real Estate Investment Corp.	28,254	289,886
National Health Investors, Inc.	15,398	958,833
New York Mortgage Trust, Inc. (a)	40,240	272,022
NorthStar Realty Finance Corp.	117,327	989,067
OMEGA Healthcare Investors, Inc.	72,396	2,346,354
One Liberty Properties, Inc.	7,111	188,086
Parkway Properties, Inc.	23,152	397,751
Pebblebrook Hotel Trust	39,138	1,026,981
Pennsylvania REIT	39,622	788,082
Pennymac Mortgage Investment Trust	37,374	809,147
Piedmont Office Realty Trust, Inc., Class A	107,418	2,039,868
Post Properties, Inc.	35,022	1,674,052
Potlatch Corp.	24,916	1,131,934
PS Business Parks, Inc.	11,227	856,732
RAIT Financial Trust	37,962	291,169
Ramco-Gershenson Properties Trust	33,023	515,489
Redwood Trust, Inc.	52,239	1,000,899
Resource Capital Corp.	69,704	431,468
Retail Opportunity Investments Corp.	31,139	437,192
Retail Properties of America, Inc., Class A	22,517	343,609
RLJ Lodging Trust	76,794	1,778,549
Rouse Properties, Inc. (a)	16,014	322,042
Ryman Hospitality Properties (a)	33,142	1,268,013
Sabra Health Care REIT, Inc.	23,740	642,167
Saul Centers, Inc.	8,622	386,179
Select Income REIT	10,639	289,700
Silver Bay Realty Trust Corp.	19,713	351,483
Sovran Self Storage, Inc.	19,569	1,269,441
Spirit Realty Capital, Inc.	19,369	388,736
STAG Industrial, Inc.	26,092	574,024
Starwood Property Trust, Inc.	103,325	2,621,355
Strategic Hotels & Resorts, Inc. *	113,941	916,086
Summit Hotel Properties, Inc.	41,646	411,046
Sun Communities, Inc.	19,932	996,002
Sunstone Hotel Investors, Inc. *	102,071	1,230,976
Tanger Factory Outlet Centers	59,938	2,066,662
Tejon Ranch Co. *	10,281	310,075
The Geo Group, Inc.	45,661	1,589,916
The Howard Hughes Corp. *	17,805	1,773,378

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The St. Joe Co. *(a)	59,350	1,211,927
Thomas Properties Group, Inc.	20,157	109,049
Universal Health Realty Income Trust	8,055	363,844
Urstadt Biddle Properties, Inc., Class A	17,281	363,938
Washington REIT	42,133	1,172,140
Western Asset Mortgage Capital Corp. (a)	14,222	260,974
Whitestone REIT (a)	10,639	174,586
Winthrop Realty Trust	20,285	251,737

		110,515,794

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	16,861	102,683
Aaron’s, Inc.	45,073	1,266,101
Aeropostale, Inc. *	49,832	728,045
America’s Car-Mart, Inc. *	5,527	249,212
Ann, Inc. *	30,851	946,509
Asbury Automotive Group, Inc. *	20,157	830,468
Ascena Retail Group, Inc. *	81,326	1,653,358
Barnes & Noble, Inc. *	24,186	544,185
bebe stores, Inc.	25,163	137,390
Big 5 Sporting Goods Corp.	11,482	229,755
Big Lots, Inc. *	36,198	1,232,542
Blue Nile, Inc. *	8,522	303,042
Brown Shoe Co., Inc.	23,740	493,792
Cabela’s, Inc. *	29,675	1,990,005
Chico’s FAS, Inc.	106,242	1,918,730
Christopher & Banks Corp. *	24,328	175,405
Conn’s, Inc. *	14,137	695,964
Core-Mark Holding Co., Inc.	7,297	431,909
Destination Maternity Corp.	7,699	191,782
DSW, Inc., Class A	20,745	1,534,923
Express, Inc. *	56,943	1,241,357
Five Below, Inc. *	6,743	257,852
Francesca’s Holdings Corp. *(a)	27,849	795,089
Fred’s, Inc., Class A	21,548	341,751
GameStop Corp., Class A (a)	77,743	2,577,958
Genesco, Inc. *	15,398	1,040,597
GNC Holdings, Inc., Class A	45,661	2,056,115
Gordmans Stores, Inc. *	5,990	76,732
Group 1 Automotive, Inc.	13,634	866,441
Groupon, Inc. *	170,351	1,308,296
Guess?, Inc.	39,138	1,243,806
Haverty Furniture Cos., Inc.	12,547	308,907
hhgregg, Inc. *(a)	10,937	170,508
Hibbett Sports, Inc. *	15,398	878,148
HomeAway, Inc. *	20,745	634,382
HSN, Inc.	22,509	1,280,537
Jos. A. Bank Clothiers, Inc. *	17,805	799,979
Liberty Ventures, Series A *	17,805	1,452,354
Lithia Motors, Inc., Class A	12,458	648,937
Lumber Liquidators Holdings, Inc. *	17,217	1,413,688
MarineMax, Inc. *	16,363	188,011
Mattress Firm Holding Corp. *(a)	4,919	176,887
Monro Muffler Brake, Inc.	18,393	864,839
New York & Co., Inc. *	18,441	102,348
NutriSystem, Inc.	19,941	180,067
Office Depot, Inc. *	182,809	806,188
OfficeMax, Inc.	55,179	718,982
Orbitz Worldwide, Inc. *	16,074	121,359
Overstock.com, Inc. *(a)	9,731	252,227
Penske Automotive Group, Inc.	27,268	875,575
PetMed Express, Inc. (a)	13,239	177,270
Pier 1 Imports, Inc.	68,868	1,597,049
Pool Corp.	29,675	1,526,779
RadioShack Corp. *(a)	70,252	259,932
Rent-A-Center, Inc.	35,610	1,302,614
Restoration Hardware Holdings, Inc. *(a)	8,608	480,929
rue21, Inc. *	9,913	416,247
Saks, Inc. *(a)	64,697	959,456
Sears Hometown and Outlet Stores, Inc. *	5,300	294,786
Select Comfort Corp. *	36,198	803,234
Shoe Carnival, Inc.	10,275	249,477
Shutterfly, Inc. *	19,569	953,793
Sonic Automotive, Inc., Class A	23,152	527,171
Stage Stores, Inc.	18,981	436,753
Stein Mart, Inc.	18,420	238,171
Systemax, Inc.	7,728	74,575
The Bon-Ton Stores, Inc. (a)	6,523	138,875
The Buckle, Inc. (a)	15,986	854,931
The Cato Corp., Class A	18,171	452,458
The Children’s Place Retail Stores, Inc. *	14,810	789,817
The Finish Line, Inc., Class A	32,027	674,489
The Men’s Wearhouse, Inc.	28,444	1,029,673
The Pep Boys-Manny, Moe & Jack *	33,797	417,055
The Wet Seal, Inc., Class A *	64,129	318,080
Tile Shop Holdings, Inc. *	11,836	303,002
Tilly’s, Inc. *	7,183	118,663
Tuesday Morning Corp. *	27,268	242,958
Vitacost.com, Inc. *	13,046	106,716
Vitamin Shoppe, Inc. *	18,393	804,510
VOXX International Corp. *	13,669	151,999
West Marine, Inc. *	10,051	116,391
Weyco Group, Inc.	5,323	128,018
Winmark Corp.	1,176	70,290
Zumiez, Inc. *	14,978	476,600

		56,828,478

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	22,509	414,166
Advanced Micro Devices, Inc. *(a)	390,644	1,562,576
Amkor Technology, Inc. *(a)	49,426	224,394
Applied Micro Circuits Corp. *	45,283	349,132
ASML Holding NV - Reg’d	23,057	1,873,835
Atmel Corp. *	281,995	2,219,301
ATMI, Inc. *	20,157	481,148
Brooks Automation, Inc.	42,721	454,979
Cabot Microelectronics Corp. *	14,810	529,457
Cavium, Inc. *	32,027	1,049,205
CEVA, Inc. *	14,889	249,689
Cirrus Logic, Inc. *	41,545	758,196
Cohu, Inc.	15,755	174,250
Cypress Semiconductor Corp. *	86,085	967,595
Diodes, Inc. *	22,509	531,212

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Entegris, Inc. *	88,437	921,514
Entropic Communications, Inc. *	47,480	203,214
Exar Corp. *	29,087	328,101
Fairchild Semiconductor International, Inc. *	81,326	1,180,040
First Solar, Inc. *	38,550	2,096,349
FormFactor, Inc. *	34,054	200,578
GT Advanced Technologies, Inc. *(a)	65,873	293,135
Hittite Microwave Corp. *	17,217	934,539
Inphi Corp. *	11,894	121,438
Integrated Device Technology, Inc. *	92,608	789,020
Integrated Silicon Solution, Inc. *	17,805	192,650
Intermolecular, Inc. *	10,142	86,613
International Rectifier Corp. *	44,485	977,780
Intersil Corp., Class A	80,738	662,052
IXYS Corp.	11,869	135,307
Kulicke & Soffa Industries, Inc. *	48,068	596,043
Lattice Semiconductor Corp. *	74,803	385,235
LTX-Credence Corp. *	26,680	151,276
M/A-COM Technology Solutions Holdings, Inc. *	8,438	117,541
Micrel, Inc.	27,268	271,317
Microsemi Corp. *	58,174	1,275,756
MKS Instruments, Inc.	33,791	951,217
Monolithic Power Systems, Inc.	20,745	509,705
Nanometrics, Inc. *	14,839	214,424
NVE Corp. *	2,940	152,086
OmniVision Technologies, Inc. *	32,027	591,539
PDF Solutions, Inc. *	15,398	282,245
Peregrine Semiconductor Corp. *	4,311	46,688
Photronics, Inc. *	41,292	315,058
PMC-Sierra, Inc. *	128,806	774,124
Power Integrations, Inc.	18,393	785,197
Rambus, Inc. *	65,873	519,079
RF Micro Devices, Inc. *	178,693	986,385
Rudolph Technologies, Inc. *	22,647	277,652
Semtech Corp. *	42,721	1,561,025
Silicon Image, Inc. *	49,290	300,176
Silicon Laboratories, Inc. *	24,328	1,045,131
Spansion, Inc., Class A *	29,675	406,547
SunEdison, Inc. *	147,787	1,192,641
SunPower Corp. *(a)	16,702	322,349
Supertex, Inc.	7,260	160,809
Teradyne, Inc. *	121,695	2,183,208
Tessera Technologies, Inc.	33,791	701,163
TriQuint Semiconductor, Inc. *	103,302	727,246
Ultratech, Inc. *	17,217	627,732
Veeco Instruments, Inc. *	24,916	1,056,189
Volterra Semiconductor Corp. *	17,421	244,939

		40,693,187

Software & Services 7.4%
Accelrys, Inc. *	36,198	301,891
ACI Worldwide, Inc. *	23,740	1,104,147
Actuate Corp. *	33,529	226,321
Acxiom Corp. *	47,480	1,044,085
Advent Software, Inc. *	20,157	668,809
Angie’s List, Inc. *	21,333	500,472
AOL, Inc. *	49,244	1,706,797
Aspen Technology, Inc. *	59,938	1,835,302
Bankrate, Inc. *	25,523	365,234
Bazaarvoice, Inc. *(a)	24,424	182,936
Blackbaud, Inc.	27,268	827,311
Blackhawk Network Holdings, Inc. *	6,199	147,660
Blucora, Inc. *	26,092	476,179
Booz Allen Hamilton Holding Corp.	24,877	433,855
Bottomline Technologies (de), Inc. *	23,740	655,936
Broadridge Financial Solutions, Inc.	78,331	2,125,903
BroadSoft, Inc. *	17,805	493,555
CACI International, Inc., Class A *	13,634	874,485
Carbonite, Inc. *(a)	6,763	71,485
Cardtronics, Inc. *	28,444	811,507
Cass Information Systems, Inc.	6,555	294,188
CIBER, Inc. *	44,674	182,270
CommVault Systems, Inc. *	27,268	1,908,760
Computer Task Group, Inc.	8,875	198,090
Compuware Corp. *	136,505	1,532,951
comScore, Inc. *	20,745	410,336
Comverse, Inc. *	13,634	407,111
Constant Contact, Inc. *	21,124	315,170
Convergys Corp.	67,637	1,228,964
CoreLogic, Inc. *	62,878	1,647,404
Cornerstone OnDemand, Inc. *	20,157	819,181
CoStar Group, Inc. *	17,217	1,925,033
CSG Systems International, Inc. *	21,333	461,433
Cyan, Inc. *	5,081	67,831
Dealertrack Technologies, Inc. *	27,268	879,120
Demand Media, Inc. *	24,337	208,568
Demandware, Inc. *(a)	5,527	169,181
Dice Holdings, Inc. *	32,027	288,884
Digital River, Inc. *	23,998	419,245
DST Systems, Inc.	18,981	1,294,125
E2open, Inc. *	3,116	45,525
EarthLink, Inc.	65,285	387,140
Ebix, Inc. (a)	21,732	431,163
Ellie Mae, Inc. *	6,743	150,976
Envestnet, Inc. *	15,673	360,166
EPAM Systems, Inc. *	9,838	227,848
EPIQ Systems, Inc.	21,732	263,609
ePlus, Inc.	2,352	116,965
Euronet Worldwide, Inc. *	30,851	940,956
EVERTEC, Inc. *	12,690	254,054
ExactTarget, Inc. *	16,205	372,877
Exlservice Holdings, Inc. *	16,574	486,115
Fair Isaac Corp.	22,509	1,104,742
Forrester Research, Inc.	8,325	301,615
Global Cash Access Holdings, Inc. *	45,752	301,963
Guidance Software, Inc. *	8,287	76,406
Guidewire Software, Inc. *	18,393	753,377
Heartland Payment Systems, Inc.	23,740	761,104
Higher One Holdings, Inc. *(a)	22,517	245,435
iGate Corp. *	19,569	283,946
Imperva, Inc. *	7,351	292,790
Infoblox, Inc. *	25,612	623,140
Interactive Intelligence Group, Inc. *	9,463	475,043

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Internap Network Services Corp. *	33,791	269,652
IntraLinks Holdings, Inc. *	25,537	156,797
j2 Global, Inc.	27,856	1,139,032
Jive Software, Inc. *	17,405	294,145
Keynote Systems, Inc.	10,675	134,505
Lender Processing Services, Inc.	54,003	1,786,959
Limelight Networks, Inc. *	43,696	103,560
Lionbridge Technologies, Inc. *	40,989	121,327
Liquidity Services, Inc. *(a)	15,986	639,600
LivePerson, Inc. *	32,027	295,930
LogMeIn, Inc. *	14,259	362,892
Manhattan Associates, Inc. *	12,458	934,724
ManTech International Corp., Class A	14,810	401,203
Marin Software, Inc. *(a)	3,260	39,087
MAXIMUS, Inc.	21,333	1,592,082
Mentor Graphics Corp.	60,526	1,149,389
MicroStrategy, Inc., Class A *	5,292	484,112
Millennial Media, Inc. *(a)	9,072	71,578
Model N, Inc. *(a)	2,950	59,590
MoneyGram International, Inc. *	11,851	233,228
Monotype Imaging Holdings, Inc.	23,740	540,322
Monster Worldwide, Inc. *	75,391	416,912
Move, Inc. *	25,504	290,491
Netscout Systems, Inc. *	23,152	563,751
NeuStar, Inc., Class A *	42,133	2,041,765
NIC, Inc.	37,374	624,893
OpenTable, Inc. *	14,810	987,827
Pandora Media, Inc. *(a)	58,762	1,000,129
Pegasystems, Inc.	11,227	362,969
Perficient, Inc. *	22,517	283,714
Progress Software Corp. *	37,374	878,663
Proofpoint, Inc. *	8,622	174,164
PROS Holdings, Inc. *	12,458	360,410
PTC, Inc. *	76,567	1,922,597
QLIK Technologies, Inc. *	47,480	1,460,485
Qualys, Inc. *	5,106	71,484
QuinStreet, Inc. *	15,398	119,181
Rally Software Development Corp. *	2,570	56,360
RealNetworks, Inc. *	16,749	121,598
RealPage, Inc. *(a)	23,091	439,653
Responsys, Inc. *	19,118	186,974
Rosetta Stone, Inc. *	8,442	143,683
Rovi Corp. *	66,461	1,714,694
Sapient Corp. *	70,632	909,740
SciQuest, Inc. *	10,051	230,670
SeaChange International, Inc. *	16,346	175,883
ServiceSource International, Inc. *	34,466	280,898
Shutterstock, Inc. *	2,766	130,942
Silver Spring Networks, Inc. *	1,980	41,184
Sourcefire, Inc. *	19,569	1,095,081
Splunk, Inc. *	17,217	805,067
SPS Commerce, Inc. *	7,111	383,781
SS&C Technologies Holdings, Inc. *	35,669	1,128,210
Stamps.com, Inc. *	8,875	338,315
Sykes Enterprises, Inc. *	24,916	393,922
Synchronoss Technologies, Inc. *	17,217	539,753
Syntel, Inc.	10,639	679,939
Take-Two Interactive Software, Inc. *	58,762	977,800
Tangoe, Inc. *	21,732	324,024
TeleNav, Inc. *	10,435	53,114
TeleTech Holdings, Inc. *	15,178	341,353
The Active Network, Inc. *	24,430	163,437
TiVo, Inc. *	79,507	1,028,821
Travelzoo, Inc. *	5,308	152,552
Trulia, Inc. *	11,235	345,364
Tyler Technologies, Inc. *	17,217	1,188,145
Ultimate Software Group, Inc. *	17,217	1,916,252
Unisys Corp. *	28,444	587,369
United Online, Inc.	62,473	425,441
ValueClick, Inc. *	45,661	1,202,711
VASCO Data Security International, Inc. *	18,981	159,061
Verint Systems, Inc. *	33,203	1,114,625
VirnetX Holding Corp. *(a)	26,680	632,049
Virtusa Corp. *	13,046	306,059
Vocus, Inc. *	6,523	57,011
Vringo, Inc. *(a)	33,791	105,090
Web.com Group, Inc. *	19,569	410,753
WebMD Health Corp. *	32,027	945,437
Websense, Inc. *	23,740	589,939
WEX, Inc. *	24,328	1,797,109
XO Group, Inc. *	17,512	181,074
Xoom Corp. *	4,116	76,599
Yelp, Inc. *	11,231	334,796
Zillow, Inc., Class A *(a)	8,858	497,288
Zynga, Inc., Class A *	306,911	1,043,497

		87,890,936

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	39,726	918,465
Aeroflex Holding Corp. *	12,532	99,003
Anaren, Inc. *	7,679	184,450
Anixter International, Inc. *	17,217	1,321,060
ARRIS Group, Inc. *	72,984	1,104,248
Aruba Networks, Inc. *	68,225	1,019,281
Audience, Inc. *	3,666	51,324
Avid Technology, Inc. *	20,516	130,892
AVX Corp.	30,233	362,191
Badger Meter, Inc.	9,090	405,050
Benchmark Electronics, Inc. *	35,610	694,395
Black Box Corp.	11,005	296,145
Brocade Communications Systems, Inc. *	292,046	1,585,810
CalAmp Corp. *	20,157	265,468
Calix, Inc. *	20,549	215,354
Checkpoint Systems, Inc. *	26,055	355,911
Ciena Corp. *	64,697	1,083,028
Cognex Corp.	25,504	1,145,895
Coherent, Inc.	15,398	883,845
Comtech Telecommunications Corp.	11,995	316,668
Cray, Inc. *	23,152	421,598
CTS Corp.	23,952	287,903
Daktronics, Inc.	26,220	269,279
Diebold, Inc.	40,369	1,300,285
Digi International, Inc. *	17,864	171,316
Dolby Laboratories, Inc., Class A (a)	30,263	1,059,205
DTS, Inc. *	13,110	259,054

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EchoStar Corp., Class A *	24,916	989,414
Electro Rent Corp.	12,458	211,911
Electro Scientific Industries, Inc.	17,382	197,286
Electronics for Imaging, Inc. *	29,272	816,396
Emulex Corp. *	60,546	377,202
Extreme Networks, Inc. *	65,406	232,845
Fabrinet *	14,946	217,165
FARO Technologies, Inc. *	10,639	398,111
FEI Co.	23,740	1,709,517
Finisar Corp. *	55,767	730,548
Fusion-io, Inc. *(a)	40,957	592,648
Globecomm Systems, Inc. *	14,810	189,716
Harmonic, Inc. *	73,506	448,387
Infinera Corp. *	71,808	756,138
Ingram Micro, Inc., Class A *	93,784	1,792,212
Insight Enterprises, Inc. *	28,444	547,547
InterDigital, Inc.	25,504	1,172,929
Intermec, Inc. *	38,892	383,475
InvenSense, Inc. *	24,013	309,287
IPG Photonics Corp. (a)	18,393	1,090,705
Itron, Inc. *	24,328	1,021,776
Ixia *	32,615	512,708
KEMET Corp. *	31,016	142,363
Lexmark International, Inc., Class A	40,369	1,231,658
Littelfuse, Inc.	13,046	958,751
Maxwell Technologies, Inc. *	19,970	144,383
Measurement Specialties, Inc. *	9,749	433,343
Methode Electronics, Inc.	22,441	352,997
MTS Systems Corp.	10,051	606,678
Multi-Fineline Electronix, Inc. *	6,789	107,945
NETGEAR, Inc. *	24,328	809,636
Newport Corp. *	26,403	347,463
Oplink Communications, Inc. *	13,336	226,979
OSI Systems, Inc. *	11,870	686,561
Park Electrochemical Corp.	13,199	318,756
PC Connection, Inc.	10,985	184,438
Plantronics, Inc.	26,092	1,205,450
Plexus Corp. *	20,157	588,181
Polycom, Inc. *	112,765	1,277,627
Power-One, Inc. *	77,435	490,164
Procera Networks, Inc. *	12,458	183,880
QLogic Corp. *	57,586	560,888
Quantum Corp. *	163,984	254,175
RealD, Inc. *(a)	27,856	420,347
Riverbed Technology, Inc. *	104,478	1,615,230
Rofin-Sinar Technologies, Inc. *	17,805	476,462
Rogers Corp. *	11,302	522,944
Ruckus Wireless, Inc. *(a)	5,455	68,297
Sanmina Corp. *	53,415	725,376
ScanSource, Inc. *	18,637	595,079
ShoreTel, Inc. *	36,290	146,612
Silicon Graphics International Corp. *	22,517	340,007
Sonus Networks, Inc. *	178,834	574,057
STEC, Inc. *(a)	26,272	93,003
Super Micro Computer, Inc. *	18,029	185,879
Synaptics, Inc. *	19,569	807,417
SYNNEX Corp. *	15,398	624,389
Tech Data Corp. *	23,152	1,160,378
Tellabs, Inc.	213,127	441,173
TTM Technologies, Inc. *	33,549	271,076
Ubiquiti Networks, Inc. (a)	7,238	136,871
Universal Display Corp. *	24,328	724,488
ViaSat, Inc. *	26,092	1,828,005
Viasystems Group, Inc. *	2,977	37,570
Vishay Intertechnology, Inc. *	84,266	1,226,913
Zebra Technologies Corp., Class A *	32,615	1,489,201
Zygo Corp. *	11,854	188,597

		56,716,733

Telecommunication Services 0.8%
8x8, Inc. *	42,721	353,303
Atlantic Tele-Network, Inc.	5,935	295,385
Boingo Wireless, Inc. *(a)	8,967	65,011
Cbeyond, Inc. *	19,569	168,098
Cincinnati Bell, Inc. *	131,158	451,184
Clearwire Corp., Class A *	281,407	1,260,703
Cogent Communications Group, Inc.	27,856	765,761
Consolidated Communications Holdings, Inc.	23,740	404,055
Fairpoint Communications, Inc. *(a)	18,097	153,825
General Communication, Inc., Class A *	20,157	175,164
IDT Corp., Class B	10,841	188,525
inContact, Inc. *	32,615	236,785
Intelsat S.A. *	11,898	289,954
Iridium Communications, Inc. *	40,369	287,831
Leap Wireless International, Inc. *	36,898	208,474
NII Holdings, Inc. *(a)	102,659	791,501
NTELOS Holdings Corp.	10,132	165,861
Premiere Global Services, Inc. *	28,444	342,750
Shenandoah Telecommunications Co.	15,451	257,105
Telephone & Data Systems, Inc.	64,109	1,490,534
United States Cellular Corp. *	8,875	352,337
USA Mobility, Inc.	13,634	183,786
Vonage Holdings Corp. *	100,307	274,841

		9,162,773

Transportation 2.3%
Air Transport Services Group, Inc. *	33,556	203,014
Alaska Air Group, Inc. *	45,073	2,561,048
Allegiant Travel Co.	9,463	875,422
AMERCO	4,603	793,557
Arkansas Best Corp.	11,227	214,323
Atlas Air Worldwide Holdings, Inc. *	15,398	714,775
Avis Budget Group, Inc. *	68,868	2,283,663
Celadon Group, Inc.	14,326	279,500
Con-way, Inc.	35,610	1,353,892
Echo Global Logistics, Inc. *	10,390	185,669
Forward Air Corp.	17,805	690,300
Hawaiian Holdings, Inc. *(a)	36,241	215,996
Heartland Express, Inc.	29,157	418,403
Hub Group, Inc., Class A *	22,509	817,302
JetBlue Airways Corp. *	143,671	892,197
Knight Transportation, Inc.	37,707	646,298
Landstar System, Inc.	29,675	1,566,543
Marten Transport Ltd.	10,882	261,059

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Matson, Inc.	27,268	686,336
Old Dominion Freight Line, Inc. *	45,073	1,940,843
Park-Ohio Holdings Corp. *	5,292	196,810
Patriot Transportation Holding, Inc. *	4,311	124,933
Republic Airways Holdings, Inc. *	25,353	272,038
Roadrunner Transportation Systems, Inc. *	9,463	262,125
Ryder System, Inc.	32,027	2,018,982
Saia, Inc. *	10,639	508,385
SkyWest, Inc.	30,263	424,590
Spirit Airlines, Inc. *	29,675	903,010
Swift Transportation Co. *	54,003	909,411
Universal Truckload Services, Inc. *	3,865	98,751
US Airways Group, Inc. *(a)	104,478	1,835,678
UTI Worldwide, Inc.	66,461	1,052,078
Werner Enterprises, Inc.	28,444	711,953
Wesco Aircraft Holdings, Inc. *	26,296	461,495
XPO Logistics, Inc. *(a)	11,227	186,705

		27,567,084

Utilities 3.1%
ALLETE, Inc.	22,509	1,065,126
American States Water Co.	12,458	661,894
Atmos Energy Corp.	56,943	2,404,134
Avista Corp.	38,550	1,029,671
Black Hills Corp.	28,444	1,350,237
California Water Service Group	27,268	537,998
CH Energy Group, Inc.	9,463	612,540
Chesapeake Utilities Corp.	6,029	319,236
Cleco Corp.	39,138	1,781,170
Connecticut Water Service, Inc.	7,208	204,491
Dynegy, Inc. *(a)	62,290	1,518,007
El Paso Electric Co.	25,504	912,788
Great Plains Energy, Inc.	97,955	2,210,844
Hawaiian Electric Industries, Inc.	62,878	1,645,517
IDACORP, Inc.	32,027	1,512,635
MGE Energy, Inc.	14,810	790,410
Middlesex Water Co.	10,704	206,052
New Jersey Resources Corp.	26,680	1,210,738
Northwest Natural Gas Co.	17,217	735,683
NorthWestern Corp.	23,740	977,138
Ormat Technologies, Inc.	12,593	287,372
Otter Tail Corp.	23,152	632,513
Piedmont Natural Gas Co., Inc.	48,656	1,644,086
PNM Resources, Inc.	51,008	1,143,599
Portland General Electric Co.	48,068	1,463,190
SJW Corp.	9,274	250,862
South Jersey Industries, Inc.	20,157	1,177,572
Southwest Gas Corp.	29,675	1,405,111
The Empire District Electric Co.	27,268	592,534
The Laclede Group, Inc.	17,192	813,697
UIL Holdings Corp.	32,615	1,270,680
Unitil Corp.	9,248	259,776
UNS Energy Corp.	26,680	1,250,758
Vectren Corp.	52,827	1,814,079
WGL Holdings, Inc.	31,439	1,349,362
York Water Co.	8,287	158,116

		37,199,616

Total Common Stock
(Cost $1,040,640,146)		1,194,153,379

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 2000 Index Fund	300	29,355

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	535,946	535,946

Total Other Investment Companies
(Cost $562,351)		565,301

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 2.7% of net assets

State Street Institutional U.S. Government Money Market Fund	32,098,481	32,098,481

Total Collateral Invested for Securities on Loan
(Cost $32,098,481)		32,098,481

End of Collateral Invested for Securities on Loan

At 05/31/13, the tax basis cost of the fund’s investments was $1,043,173,540 and the unrealized appreciation and depreciation were $185,450,182 and ($33,905,042), respectively, with a net unrealized appreciation of $151,545,140.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,194,153,379	$—	$—	$1,194,153,379
Other Investment Companies[1]	565,301	—	—	565,301
Rights[1]	—	—	—	—

Total	$1,194,718,680	$—	$—	$1,194,718,680

Other Financial Instruments
Collateral Invested for Securities on Loan	$32,098,481	$—	$—	$32,098,481

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Rights	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

Total	$47,346	$—	($47,346)	$—	$—	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG54091MAY13

 19

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	904,283,169	1,016,918,957
0.0%	Other Investment Companies	438,132	442,553

99.7%	Total Investments	904,721,301	1,017,361,510
0.3%	Other Assets and Liabilities, Net		3,003,165

100.0%	Net Assets		1,020,364,675

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Banks 0.0%
First Financial Bancorp	19,976	307,830

Capital Goods 15.3%
3M Co.	202,617	22,342,577
Eaton Corp. plc	150,715	9,956,233
Emerson Electric Co.	230,746	13,258,665
General Dynamics Corp.	105,818	8,158,568
Honeywell International, Inc.	250,224	19,632,575
Illinois Tool Works, Inc.	132,888	9,319,435
Lockheed Martin Corp.	85,679	9,067,409
Northrop Grumman Corp.	75,846	6,248,952
Raytheon Co.	103,992	6,930,027
Rockwell Automation, Inc.	44,408	3,908,792
The Boeing Co.	217,247	21,511,798
United Technologies Corp.	269,095	25,537,115

		155,872,146

Commercial & Professional Services 0.6%
Waste Management, Inc.	139,660	5,855,944

Consumer Durables & Apparel 1.0%
Garmin Ltd.	34,684	1,211,512
Hasbro, Inc.	36,359	1,617,248
Leggett & Platt, Inc.	45,255	1,448,160
Mattel, Inc.	109,474	4,898,962
Tupperware Brands Corp.	17,034	1,379,413

		10,555,295

Consumer Services 3.6%
Cracker Barrel Old Country Store, Inc.	7,468	668,087
Darden Restaurants, Inc.	40,986	2,123,075
H&R Block, Inc.	86,122	2,520,791
McDonald’s Corp.	320,160	30,917,851

		36,229,804

Diversified Financials 1.3%
Federated Investors, Inc., Class B	29,779	823,985
McGraw Hill Financial, Inc.	90,175	4,919,046
T. Rowe Price Group, Inc.	82,704	6,273,926
Waddell & Reed Financial, Inc., Class A	27,136	1,249,341

		13,266,298

Energy 12.2%
Chevron Corp.	361,890	44,421,997
ConocoPhillips	390,007	23,923,029
Diamond Offshore Drilling, Inc.	21,965	1,511,412
Exxon Mobil Corp.	483,413	43,734,374
HollyFrontier Corp.	64,595	3,197,453
RPC, Inc.	22,541	283,791
The Williams Cos., Inc.	217,199	7,641,061

		124,713,117

Food & Staples Retailing 5.8%
Sysco Corp.	186,590	6,306,742
Wal-Mart Stores, Inc.	533,561	39,931,705
Walgreen Co.	274,912	13,129,797

		59,368,244

Food, Beverage & Tobacco 14.0%
Altria Group, Inc.	641,261	23,149,522
Campbell Soup Co.	56,799	2,431,565
ConAgra Foods, Inc.	132,869	4,476,357
Flowers Foods, Inc.	36,380	1,214,001
General Mills, Inc.	206,893	9,740,523
H.J. Heinz Co.	102,673	7,429,418
Kellogg Co.	79,717	4,946,440
PepsiCo, Inc.	492,491	39,778,498
Reynolds American, Inc.	102,892	4,950,134
The Coca-Cola Co.	1,096,680	43,856,233
Universal Corp.	7,410	434,448

		142,407,139

Health Care Equipment & Services 3.5%
Baxter International, Inc.	173,918	12,231,653
Becton, Dickinson & Co.	62,014	6,115,821
Medtronic, Inc.	323,081	16,480,362
Meridian Bioscience, Inc.	14,191	306,667
Owens & Minor, Inc.	20,076	686,198

		35,820,701

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 7.0%
Colgate-Palmolive Co.	280,954	16,250,380
Kimberly-Clark Corp.	123,851	11,992,492
The Procter & Gamble Co.	557,400	42,786,024

		71,028,896

Insurance 1.3%
Aflac, Inc.	149,103	8,303,546
Arthur J. Gallagher & Co.	40,019	1,748,030
Erie Indemnity Co., Class A	8,433	640,149
Mercury General Corp.	11,464	513,358
PartnerRe Ltd.	19,409	1,759,426

		12,964,509

Materials 3.2%
Air Products & Chemicals, Inc.	66,549	6,282,891
E.I. du Pont de Nemours & Co.	298,389	16,647,122
Greif, Inc., Class A	10,213	532,097
International Paper Co.	140,751	6,495,659
RPM International, Inc.	42,031	1,392,487
Schweitzer-Mauduit International, Inc.	9,924	476,948
Sonoco Products Co.	32,011	1,121,025

		32,948,229

Media 0.2%
Gannett Co., Inc.	72,902	1,567,393
Meredith Corp.	12,055	494,014

		2,061,407

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Bristol-Myers Squibb Co.	523,121	24,068,797
Eli Lilly & Co.	318,354	16,923,699
Johnson & Johnson	551,759	46,447,072

		87,439,568

Retailing 4.4%
Genuine Parts Co.	49,325	3,834,525
L Brands, Inc.	76,552	3,828,366
The Home Depot, Inc.	477,213	37,537,575

		45,200,466

Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	97,432	4,475,052
Intel Corp.	1,578,091	38,316,049
Linear Technology Corp.	73,821	2,768,287
Maxim Integrated Products, Inc.	92,888	2,739,267
Microchip Technology, Inc.	61,927	2,259,097
Texas Instruments, Inc.	353,039	12,670,570

		63,228,322

Software & Services 6.9%
Automatic Data Processing, Inc.	154,461	10,614,560
CA, Inc.	105,598	2,883,882
Microsoft Corp.	1,524,049	53,158,829
Paychex, Inc.	103,049	3,836,514

		70,493,785

Technology Hardware & Equipment 0.3%
Harris Corp.	35,816	1,795,456
Molex, Inc.	43,885	1,287,586
MTS Systems Corp.	5,012	302,524

		3,385,566

Telecommunication Services 0.7%
CenturyLink, Inc.	199,078	6,798,514

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	51,137	2,898,956
CSX Corp.	324,936	8,191,637
Norfolk Southern Corp.	100,757	7,716,979

		18,807,572

Utilities 1.8%
CenterPoint Energy, Inc.	135,665	3,144,715
Entergy Corp.	56,580	3,897,230
New Jersey Resources Corp.	13,316	604,280
PPL Corp.	185,472	5,508,518
Questar Corp.	55,533	1,350,007
WGL Holdings, Inc.	16,166	693,845
Wisconsin Energy Corp.	72,703	2,967,010

		18,165,605

Total Common Stock
(Cost $904,283,169)		1,016,918,957

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	1,000	67,560

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	374,993	374,993

Total Other Investment Companies
(Cost $438,132)		442,553

End of Investments

At 05/31/13, the tax basis cost of the fund’s investments was $904,837,581 and the unrealized appreciation and depreciation were $113,785,244 and ($1,261,315), respectively, with a net unrealized appreciation of $112,523,929.

ETF —	Exchange Traded Fund

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$1,016,918,957	$—	$—	$1,016,918,957
Other Investment Companies[1]	442,553	—	—	442,553

Total	$1,017,361,510	$—	$—	$1,017,361,510

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2013.

REG65852MAY13

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 25, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 25, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 25, 2013